   AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON APRIL 5, 2019



                                          REGISTRATION STATEMENT NOS. 333-105335
                                                                       811-09215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                 ------------
                                    FORM N-6



          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                     PRE-EFFECTIVE AMENDMENT NO.                      [ ]
                   POST-EFFECTIVE AMENDMENT NO. 22                    [X]
                                 AND
    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 95                           [X]


                       (Check Appropriate box or boxes.)


              BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                           (Exact name of Registrant)



                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                              (Name of Depositor)


             11225 NORTH COMMUNITY HOUSE ROAD, CHARLOTTE, NC 28277
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including area code: (980) 365-7100

                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                       C/O THE CORPORATION TRUST COMPANY
                               1209 ORANGE STREET
                            CORPORATION TRUST CENTER
                               NEW CASTLE COUNTY
                              WILMINGTON, DE 19801
                                 (302) 658-7581
                    (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: On April 29, 2019 or as soon thereafter as practicable


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b).


[X] on April 29, 2019 pursuant to paragraph (b).


[ ] 60 days after filing pursuant to paragraph (a)(1).

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Life Insurance Policies
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                CORPORATE SELECT
                                   PROSPECTUS



                                 APRIL 29, 2019

       CORPORATE OWNED FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
              BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                 ISSUED BY: BRIGHTHOUSE LIFE INSURANCE COMPANY

This prospectus describes information you should know before you purchase Corporate Select (the "Policy"), a flexible premium variable life insurance policy issued by Brighthouse Life Insurance Company ("We", or the "Company"). Please be aware that this is a prospectus, which highlights many Policy provisions and communicates the Policy's primary features. SOME POLICY FEATURES MAY NOT BE AVAILABLE IN SOME STATES AND THERE MAY BE VARIATIONS IN YOUR POLICY FROM DESCRIPTIONS CONTAINED IN THIS PROSPECTUS BECAUSE OF DIFFERENCES IN STATE LAW THAT AFFECT THE POLICIES. Please consult your Policy for the provisions that apply in your state. We use certain terms throughout this prospectus, which are defined in APPENDIX A. The language of the Policy itself determines your rights and obligations under the Policy. Please keep this prospectus for future reference.

THE POLICIES ARE NO LONGER OFFERED FOR SALE.

As a LIFE INSURANCE POLICY, the Policy is a contract between you and the Company. The Policy is designed for corporations and employers to provide insurance protection on the life of Insured employees and to build Contract Value. The Policy has a MINIMUM TARGET PREMIUM OF $100,000 PER CASE. You agree to make sufficient Premium Payments to the Company and the Company agrees to pay a Death Benefit to your Beneficiary after the death of the Named Insured (the "INSURED"). Premium Payments are flexible in both frequency and amount.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. Variable life insurance policies are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency. Replacing any existing life insurance policy with this Policy may not be to your advantage.

You can build Contract Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in Mutual Funds (the "FUNDS"). A fixed rate option (the "FIXED ACCOUNT") is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select.

Investment Options that invest in the following Funds are available for all
Policies:

AB VARIABLE PRODUCTS SERIES FUND, INC.
     AB VPS Global Thematic Growth Portfolio -- Class B
     AB VPS Intermediate Bond Portfolio -- Class A
     AB VPS International Value Portfolio -- Class A
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
     Invesco V.I. Comstock Fund -- Series II
     Invesco V.I. Government Securities Fund -- Series I
     Invesco V.I. International Growth Fund -- Series I
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. -- CLASS I
     VP Capital Appreciation Fund
     VP Ultra(R) Fund
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Bond Fund
     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
     American Funds High-Income Bond Fund
     American Funds International Fund
     American Funds New World Fund(R)
  American Funds U.S. Government/AAA-Rated Securities Fund
BRIGHTHOUSE FUNDS TRUST I
     BlackRock High Yield Portfolio -- Class A

     Brighthouse Asset Allocation 100 Portfolio -- Class B
  Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class A Brighthouse/Eaton Vance Floating Rate Portfolio -- Class A
  Brighthouse/Wellington Large Cap Research Portfolio -- Class E
     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     JPMorgan Core Bond Portfolio -- Class B

     Loomis Sayles Global Allocation Portfolio -- Class A
     Morgan Stanley Discovery Portfolio -- Class A

     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     T. Rowe Price Large Cap Value Portfolio -- Class B Victory Sycamore Mid Cap Value Portfolio -- Class B
BRIGHTHOUSE FUNDS TRUST II
     Baillie Gifford International Stock Portfolio -- Class A BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A BlackRock Ultra-Short Term Bond Portfolio -- Class A Brighthouse Asset Allocation 20 Portfolio -- Class B Brighthouse Asset Allocation 40 Portfolio -- Class B Brighthouse Asset Allocation 60 Portfolio -- Class B

     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Balanced Portfolio -- Class A
  Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A
     Frontier Mid Cap Growth Portfolio -- Class D
     Jennison Growth Portfolio -- Class A
     Loomis Sayles Small Cap Core Portfolio -- Class A
     MetLife Aggregate Bond Index Portfolio -- Class A
     MetLife Mid Cap Stock Index Portfolio -- Class A
     MetLife MSCI EAFE(R) Index Portfolio -- Class A
     MetLife Russell 2000(R) Index Portfolio -- Class A
     MetLife Stock Index Portfolio -- Class A
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class A
     T. Rowe Price Small Cap Growth Portfolio -- Class A
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A Western Asset Management U.S. Government Portfolio -- Class A
DELAWARE VIP(R) TRUST -- STANDARD CLASS
     Delaware VIP(R) Small Cap Value Series
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL SHARES
     Appreciation Portfolio
     International Value Portfolio
     Opportunistic Small Cap Portfolio
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Contrafund(R) Portfolio -- Service Class 2
     Equity-Income Portfolio -- Initial Class
     Freedom 2010 Portfolio -- Initial Class
     Freedom 2015 Portfolio -- Initial Class
     Freedom 2020 Portfolio -- Initial Class
     Freedom 2025 Portfolio -- Initial Class
     Freedom 2030 Portfolio -- Initial Class
     Government Money Market Portfolio -- Initial Class
     Growth & Income Portfolio -- Service Class 2
     High Income Portfolio -- Initial Class
     Index 500 Portfolio -- Initial Class
     Investment Grade Bond Portfolio -- Service Class
     Mid Cap Portfolio -- Service Class 2
     Overseas Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
     Franklin Mutual Global Discovery VIP Fund -- Class 2
     Templeton Developing Markets VIP Fund -- Class 2
     Templeton Foreign VIP Fund -- Class 2
     Templeton Global Bond VIP Fund -- Class 1

JANUS ASPEN SERIES -- SERVICE SHARES
     Janus Henderson Enterprise Portfolio
     Janus Henderson Global Technology Portfolio
     Janus Henderson Mid Cap Value Portfolio
     Janus Henderson Overseas Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Dividend Strategy Portfolio ClearBridge Variable Large Cap Growth Portfolio ClearBridge Variable Large Cap Value Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Variable Global High Yield Bond Portfolio MFS(R) VARIABLE INSURANCE TRUST -- INITIAL CLASS
     MFS(R) Global Equity Series
     MFS(R) New Discovery Series
MFS(R) VARIABLE INSURANCE TRUST II -- INITIAL CLASS
     MFS(R) High Yield Portfolio
MORGAN STANLEY VARIABLE INSURANCE FUND, INC. -- CLASS I
     Emerging Markets Debt Portfolio
     Emerging Markets Equity Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS -- NON-SERVICE SHARES
     Oppenheimer Main Street Small Cap Fund(R)/VA
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
     PIMCO All Asset Portfolio
     PIMCO CommodityRealReturn(R) Strategy Portfolio
     PIMCO Long-Term U.S. Government Portfolio
     PIMCO Low Duration Portfolio
     PIMCO Total Return Portfolio
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
     Pioneer Mid Cap Value VCT Portfolio
PUTNAM VARIABLE TRUST -- CLASS IB
     Putnam VT International Value Fund
ROYCE CAPITAL FUND -- INVESTMENT CLASS
     Royce Micro-Cap Portfolio
     Royce Small-Cap Portfolio
TRUST FOR ADVISED PORTFOLIOS
     1919 Variable Socially Responsive Balanced Fund VANGUARD VARIABLE INSURANCE FUND
     Diversified Value Portfolio
     Equity Index Portfolio
     Mid-Cap Index Portfolio
     Short-Term Investment-Grade Portfolio
     Small Company Growth Portfolio
     Total Stock Market Index Portfolio


Certain Funds have been subject to a name change. Please see Appendix B -- "Additional Information Regarding Funds" for more information.

IN ACCORDANCE WITH REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE FUNDS AVAILABLE UNDER YOUR VARIABLE LIFE INSURANCE POLICY WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM THE COMPANY. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.

IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM THE COMPANY ELECTRONICALLY BY CONTACTING US AT 1-908-253-1400 TO ENROLL.

YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM THE COMPANY THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING 1-908-253-1400, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL FUNDS AVAILABLE UNDER YOUR POLICY.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                               TABLE OF CONTENTS





                                                              PAGE
                                                             -----
SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS..............    3
Policy Summary..............................................    3
Principal Policy Benefits...................................    3
Principal Policy Risks......................................    4
Fund Company Risks..........................................    5
FEE TABLES..................................................    6
Transaction Fees............................................    6
Periodic Charges Other Than Fund Operating Expenses.........    7
Fund Charges and Expenses...................................    8
DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNT AND
  FUNDS.....................................................   13
The Insurance Company.......................................   13
The Separate Account and its Investment Options.............   13
The Funds...................................................   14
Voting Rights...............................................   22
Conflicts of Interest.......................................   23
The Fixed Account...........................................   23
POLICY CHARGES AND DEDUCTIONS...............................   23
Charges Against Premium.....................................   24
Charges Against Contract Value..............................   24
Charges Against the Separate Account........................   25
Fund Charges................................................   25
Modification, Reserved Rights and Other Charges.............   26
POLICY DESCRIPTION..........................................   26
Applying for a Policy.......................................   26
Right to Cancel (free look period)..........................   27
When Coverage Begins........................................   27
Income Tax Free `Section 1035' Exchanges....................   27
Ownership/Policy Rights.....................................   27
PREMIUMS....................................................   29
Amount, Frequency and Duration of Premium Payments..........   29
Allocation of Premium Payments..............................   30
VALUES UNDER YOUR POLICY....................................   30
Contract Value..............................................   30
Investment Option Valuation.................................   30
Fixed Account Valuation.....................................   31
Loan Account Valuation......................................   32
TRANSFERS...................................................   32
Transfers of Contract Value.................................   32
Transfer of Contract Value from the Fixed Account to the
  Investment Options........................................   35
Transfer of Contract Value from the Investment Options to
  the Fixed Account.........................................   35
DEATH BENEFIT...............................................   35
Death Benefit Examples......................................   36
Changing the Death Benefit Option...........................   37


                                                             PAGE
                                                             -----
Paying the Death Benefit and Payment Options................   37
BENEFITS AT MATURITY........................................   38
OTHER BENEFITS..............................................   38
Exchange Option.............................................   38
Insured Term Rider (Supplemental Insurance Benefits)........   38
Cash Value Enhancement Rider................................   39
POLICY SURRENDERS...........................................   39
Full Surrender..............................................   39
Partial Surrender...........................................   39
POLICY LOANS................................................   40
Loan Conditions.............................................   40
Effects of Loans............................................   40
LAPSE AND REINSTATEMENT.....................................   41
Lapse.......................................................   41
Grace Period................................................   41
Reinstatement...............................................   41
FEDERAL TAX CONSIDERATIONS..................................   41
Potential Benefits of Life Insurance........................   42
Tax Status of the Policy....................................   42
Tax Treatment of Policy Benefits............................   43
OTHER TAX CONSIDERATIONS....................................   45
Insurable Interest..........................................   46
The Company's Income Taxes..................................   46
Tax Credits and Deductions..................................   46
DISTRIBUTION & COMPENSATION.................................   46
Distribution................................................   46
Compensation................................................   47
OTHER POLICY INFORMATION....................................   48
Valuation and Payment.......................................   48
Suspension of Valuation and Postponement of Payment.........   48
Policy Statements...........................................   48
Limits on Right to Contest and Suicide Exclusion............   48
Misstatement as to Sex and Age..............................   49
Policy Changes..............................................   49
Restrictions on Financial Transactions......................   49
Cybersecurity...............................................   49
LEGAL PROCEEDINGS...........................................   50
FINANCIAL STATEMENTS........................................   50
APPENDIX A: GLOSSARY OF TERMS USED THROUGHOUT THIS
  PROSPECTUS................................................  A-1
APPENDIX B: ADDITIONAL INFORMATION REGARDING FUNDS..........  B-1
APPENDIX C: TARGET PREMIUM PER $1,000 OF STATED
  AMOUNT....................................................  C-1
APPENDIX D: CASH VALUE ACCUMULATION TEST FACTORS............  D-1

                 SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS
--------------------------------------------------------------------------------
This section provides a SUMMARY of the Policy and the principal policy benefits and risks. YOU SHOULD READ THE ENTIRE PROSPECTUS BEFORE PURCHASING THE POLICY. IMPORTANT DETAILS REGARDING THE POLICY ARE CONTAINED IN OTHER SECTIONS OF THIS PROSPECTUS.


                                 POLICY SUMMARY


The Policy is both an insurance product and a security. The Policy is first and foremost a life insurance policy with death benefits, contract values, and other features traditionally associated with life insurance. To provide these benefits to you, we deduct amounts from your Premium Payments and Policy assets to pay insurance costs, sales and Policy expenses. The Policy is a security because the Contract Value and, under certain circumstances, the Amount Insured and Death Benefit may increase and decrease based on the performance of the Investment Options you select.


                           PRINCIPAL POLICY BENEFITS


   o   Death Benefit

       We will pay your Beneficiary a Death Benefit after the death of the Insured while this Policy is in effect. There are two primary amounts involved in determining the Death Benefit under this Policy. First, when you apply for your Policy you will state the amount of life insurance coverage (THE STATED AMOUNT) that you wish to purchase on the Insured. Second, for a Policy to qualify as life insurance under federal tax law, it must provide a minimum amount of insurance in relation to the Contract Value of your Policy (THE MINIMUM AMOUNT INSURED). Generally, the Contract Value of your Policy is the sum of the values in the Investment Options and the Fixed Account, plus your Loan Account Value.

       In addition to choosing the Stated Amount, you must also choose a Death Benefit option. There are three Death Benefit options available:

       o   OPTION 1 -- LEVEL OPTION: the Death Benefit will be the greater of
           (i) the Stated Amount or (ii) the Minimum Amount Insured on the Insured's date of death.

       o OPTION 2 -- VARIABLE OPTION: the Death Benefit will be the greater of (i) the Stated Amount plus the Contract Value of the Policy or
           (ii) the Minimum Amount Insured on the Insured's date of death.

       o OPTION 3 -- ANNUAL INCREASE OPTION: the Death Benefit will be the greater of:

           1. (a) plus (b) where: (a) is the Stated Amount as of the Insured's date of death; and (b) is the greater of zero and the lesser of
               (i) and (ii) where (i) is the Option 3 maximum increase shown on the Policy Summary and (ii) is the total Premium Payments less any partial surrenders accumulated at the interest rate shown on the Policy Summary; OR

           2.  the Minimum Amount Insured on the Insured's date of death.

       The Death Benefit may be increased or decreased by changes in the Stated Amount, surrenders and Outstanding Loans and charges.

   o   Policy Surrenders (Withdrawals)

       You may withdraw some or all of your money from your Policy.

   o   Policy Loans

       You may borrow against your Policy using your Policy as collateral.

   o   The Investment Options and the Corresponding Funds

       You may select from a wide variety of Investment Options. Each Investment Option invests directly in a professionally managed Fund. You may transfer Contract Value among any of the Investment Options and the Fixed Account while continuing to defer current income taxes.

   o   The Fixed Account

       You may allocate Premium Payments and transfer Contract Value to the Fixed Account. The Fixed Account is credited interest at an effective annual rate guaranteed to be at least 3%. Transfers of Contract Value into or out of the Fixed Account are permitted subject to certain restrictions.

   o   Flexible Premium Payments

       After you make the initial Premium Payment, you may choose the amount and frequency of future Premium Payments, within certain limits.

   o   Tax-Free Death Benefit

       Your Beneficiary may receive the Death Benefit free of income tax, and with properly structured ownership you can also avoid estate tax on the Death Benefit. In the case of an employer owned policy, certain notice and consent and other requirements must be satisfied to obtain federal income tax-free death benefits.

   o   Right to Cancel Period

       We urge you to examine your Policy closely. When you receive your Policy, the Right to Cancel Period begins. This period is at least ten
       (10) days, or more if required by state law. If, for any reason, you are not satisfied, you may return the Policy to us during the Right to Cancel Period for a refund.

   o   Exchange Option

       During the first two Policy Years you can transfer all Contract Value in the Investment Options to the Fixed Account (subject to state law).

   o   Personalized Illustrations

       You may request personalized illustrations for the Policy that reflect the Insured's age, sex, underwriting classification, the specified insurance benefits and the premium requested. These hypothetical illustrations may help you to understand how the Contract Value and Death Benefit can change over time and how the investment performance of the Funds impact the Contract Value and the Death Benefit. The illustrations may also help you compare the Policy to other life insurance policies. Personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Contract Value.


                             PRINCIPAL POLICY RISKS


   o   Poor Fund Performance (Investment Risk)

       The value of your Policy is tied to the investment performance of the Funds and allocation percentages you choose. If those Funds perform poorly, the value of your Policy will decrease. Since we continue to deduct charges from the Contract Value, if investment results are too low, the Cash Surrender Value of your Policy may fall to zero, even if you send us your Planned Premium Payments (as illustrated). In that case, the Policy will, after a grace period, terminate without value and insurance coverage will no longer be in effect.

   o   Tax Risks

       We believe, but do not guarantee, that the Policy should be considered a life insurance policy under federal tax law. If the Policy was determined not to be a life insurance policy for federal tax purposes, you may be considered to be in constructive receipt of Contract Value, with adverse tax consequences, and all or a part of the proceeds paid under the Policy may be taxable to the Beneficiary. There is also a possibility that even if your Policy is treated as life insurance for federal tax purposes, it could be treated as a modified endowment contract (MEC) under federal tax laws (usually if your Premium Payments at any time during certain 7-pay test periods exceed certain limits). If your Policy is a MEC, partial surrenders, collateral assignments and Policy loans could incur taxes, and any distributions or deemed distributions could incur the additional 10% tax on early withdrawals. Finally, tax laws and regulations impacting this Policy and your tax status are always subject to change.

   o   Policy Lapse

       There is a risk that if partial surrenders, loans, and monthly deductions reduce your Cash Surrender Value to too low an amount and/or if the investment experience of your selected Investment Options is unfavorable, then your Policy could lapse. If your Policy lapses, then the Policy and all rights and benefits under it will terminate.

   o   Policy Withdrawal Limitations

       The minimum partial surrender amount is $500. Surrenders will reduce the Death Benefit, the Amount Insured and the Contract Value of the Policy. Federal income taxes and a penalty tax may apply to partial surrenders.

   o   Effects of Policy Loans

       A Policy loan, whether or not repaid, will affect your Policy's Contract Value over time because we transfer the amount of the loan from the Investment Options and the Fixed Account to the Loan Account and hold it as collateral. As a result, the loan collateral does not participate in the investment results of the Investment Options or the interest credited to the Fixed Account. A Policy loan also reduces the Death Benefit proceeds and could make it more likely that a Policy will lapse.

   o   Credit Risk

       The Death Benefit guarantees, rider guarantees and the Fixed Account obligations depend on the Company's financial ability to fulfill their obligations. You should review the Company's financial statements, which are available upon request and are attached to the Statement of Additional Information.

   o   Increase in Current Fees and Expenses

       Certain Policy fees and expenses are currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

   o   Flexible Premium Payments

       Even if you send us your Planned Premium (as illustrated) your Policy may still lapse if poor investment performance and/or certain Policy transactions substantially reduce your Contract Value.

   o   Policy is Not Suited for Short-Term Investment

       We designed the Policy to meet long-term financial goals. You should not purchase this Policy to meet any short-term investment goals or if you think you will surrender all or part of your Policy in the short-term.


                               FUND COMPANY RISKS

A comprehensive discussion of the risks of each Fund may be found in each Fund Company's prospectus.

Each Fund has its own goal, investment objective and investment strategies that affect the risks associated with investing in that Fund.

A Fund always carries investment risks although some types carry more risk than others. Generally, the higher the potential return, the higher the risk of loss. Before you decide which Funds to choose, you should consider whether the goals and risks of a Fund are a good fit for your investment plan.

There is no assurance that any of the Funds will achieve their stated investment objective.

                                   FEE TABLES
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy or surrender the Policy. The tables disclose the Current Charge, the Maximum Guaranteed Charge and where the amount of a charge depends on the Insured's characteristics, such as age or rating classification, the charge for a Sample Insured.


                                TRANSACTION FEES


                                  WHEN WE DEDUCT
CHARGE                              THE CHARGE
------------------------- ------------------------------

--------                  ------------------------------
Front-End Sales Expense   Upon receipt of each
Charge(2)                 Premium Payment

--------                  ------------------------------

--------                  ------------------------------
Surrender Charge          When you fully or partially
                          surrender your Policy

--------                  ------------------------------

--------                  ------------------------------
Transfer Charge           When you transfer Contract
                          Value among the
                          Investment Options

--------                  ------------------------------

--------                  ------------------------------
Illustrations             When you request an
                          illustration after the Policy
                          is issued

--------                  ------------------------------

--------                  ------------------------------



CHARGE                                                    AMOUNT DEDUCTED(1)
------------------------- ----------------------------------------------------------------------------------

--------                  -------------------- -------------------------------------------------------------
Front-End Sales Expense   Current Charge:      Applied as a percentage of each Premium Payment (See
                          --------------------
Charge(2)                                      Chart Below)(3)
                                               -------------------------------------------------------------
                          GUARANTEED CHARGE:   IN ALL POLICY YEARS: 12% OF PREMIUM PAYMENTS UP TO THE
--------                  --------------------
                                               TARGET PREMIUM AND 8% ON PREMIUM PAYMENTS IN EXCESS
                                               OF THE TARGET PREMIUM
                                               -------------------------------------------------------------

--------                  -------------------- -------------------------------------------------------------
Surrender Charge          Current Charge:      No charge
                          -------------------- -------------------------------------------------------------
                          GUARANTEED CHARGE:   NO CHARGE
--------                  -------------------- -------------------------------------------------------------

--------                  -------------------- -------------------------------------------------------------
Transfer Charge           Current Charge:      No charge
                          -------------------- -------------------------------------------------------------
                          GUARANTEED CHARGE:   UP TO SIX FREE TRANSFERS A YEAR; $10 PER TRANSFER THEREAFTER
--------                  -------------------- -------------------------------------------------------------

--------                  -------------------- -------------------------------------------------------------
Illustrations             Current Charge:      No charge
                          -------------------- -------------------------------------------------------------
                          GUARANTEED CHARGE:   $15 PER ILLUSTRATION
--------                  -------------------- -------------------------------------------------------------

--------                  -------------------- -------------------------------------------------------------

------------
(1) Current and Guaranteed charges may vary in certain states but will not exceed the Guaranteed charges shown above. The rates may vary depending on age, gender, policy duration and the amount of insurance coverage. These rates may not be representative of the charge that a particular policy owner would pay. To obtain information on the rates/charges that would apply to you, please contact your financial representative.

(2) The Current and Guaranteed charges for the Front-End Sales Expense Charge includes the Premium Tax Charge and the Federal Deferred Acquisition Cost Charge. See "Policy Charges and Deductions" for more information.

(3)


                     SALES EXPENSE CHARGES
                       ON A CURRENT BASIS
                 ------------------------------
                  UP TO TARGET     ABOVE TARGET
 POLICY YEARS        PREMIUM         PREMIUM
--------------   --------------   -------------
    Year 1            7%              2.25%
    Year 2            7%              2.25%
    Year 3            6%              2.25%
    Year 4            6%              2.25%
    Year 5            6%              2.25%
    Year 6            6%              2.25%
    Year 7            6%              2.25%
   Years 8+          3.5%             2.25%

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund expenses.

              PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES


                                       WHEN WE DEDUCT
CHARGE                                   THE CHARGE
----------------------------- -------------------------------

----------------------------- -------------------------------
Cost of Insurance Charge(1)   Monthly on the Deduction
(COI)                         Day

----------------------------- -------------------------------

----------------------------- -------------------------------
Policy Administrative         Monthly on the Deduction
Expense Charges               Date

----------------------------- -------------------------------

----------------------------- -------------------------------
Mortality and Expense Risk    Daily from the unloaned
(M&E) Charge(5)               portion of the Contract
                              Value invested in the
                              Separate Account

----------------------------- -------------------------------

----------------------------- -------------------------------
Monthly Sales Expense         Monthly for the first twenty
Charge                        (20) Policy Years and for 20
                              Policy Years following an
                              increase in the Stated
                              Amount on the Deduction
                              Date from unloaned portion
                              of the Contract Value

----------------------------- -------------------------------

----------------------------- -------------------------------
Net Cost of Policy Loans(6)   In arrears at the end of each
                              Policy Year from the Loan
                              Account

----------------------------- -------------------------------

----------------------------- -------------------------------



CHARGE                                                              AMOUNT DEDUCTED(1)
----------------------------- ----------------------------------------------------------------------------------------------

----------------------------- --------------------------- ------
Cost of Insurance Charge(1)   Current Charge:             Rates per $1000 of Insurance Risk for First Year of
                              ---------------------------
(COI)                                                     Coverage:
                                                          Minimum: $0.012(2)
                                                          Maximum: $60.853(3)
                                                          ------------------------------------------------------------------
                              GUARANTEED CHARGE:          RATES PER $1000 OF INSURANCE RISK FOR FIRST YEAR OF
                              ---------------------------
                                                          COVERAGE:
                                                          MINIMUM: $0.039(4)
                                                          MAXIMUM: $60.853(3)
                                                          ------------------------------------------------------------------
                              Sample Charge for a 47      Rates per $1000 of Insurance Risk for First Year of
-----------------------------
                              year-old non-smoking male   Coverage:
                              (guaranteed issue)          Current: $0.070
                              ---------------------------
                                                          Guaranteed: $0.271
                                                          ------------------------------------------------------------------

----------------------------- --------------------------- ------
Policy Administrative         Current Charge:             $ 5.00
                              --------------------------- ------
Expense Charges
                              GUARANTEED CHARGE:          $10.00
----------------------------- --------------------------- ------

----------------------------- --------------------------- ------
Mortality and Expense Risk    Current Charge:             0.35% on an annual basis of the amounts in the
                              ---------------------------
(M&E) Charge(5)                                           Investment Options for Policy Years 1-25 and 0.20%
                                                          thereafter
                                                          ------
                              GUARANTEED CHARGE:          0.75% ON AN ANNUAL BASIS FOR ALL POLICY YEARS
----------------------------- --------------------------- ------------------------------------------------------------------

----------------------------- --------------------------- ------
Monthly Sales Expense         Current Charge:             For Policies issued on or after January 1, 2009, the current
                              ---------------------------
Charge                                                    charge is $0; for all other Policies, the monthly rate per thousand is equal to $0.10 times the percentage of initial base Stated Amount. This monthly rate is applied to the
                                                          greater of (1) and (2) where (1) is equal to 6 times first year premium and (2) is equal to the lesser of (a) and (b) where:
                                                          (a) is equal to the initial total Stated Amount and (b) is equal to the product of: (i) initial total Death Benefit;
                                                          (ii) the target premium factor per thousand (see
                                                          Appendix C); and (iii) 2%.
                                                          ------------------------------------------------------------------
                              GUARANTEED CHARGE:          THE MONTHLY RATE PER THOUSAND IS EQUAL TO: $0.10 TIMES
----------------------------- ---------------------------
                                                          THE PERCENTAGE OF INITIAL BASE STATED AMOUNT. THIS
                                                          MONTHLY RATE IS APPLIED TO THE GREATER OF (1) AND (2) WHERE
                                                          (1) IS EQUAL TO 6 TIMES FIRST YEAR PREMIUM AND (2) IS EQUAL
                                                          TO THE LESSER OF (A) AND (B) WHERE: (A) IS EQUAL TO THE INITIAL
                                                          TOTAL STATED AMOUNT AND (B) IS EQUAL TO THE PRODUCT OF:
                                                          (I) INITIAL TOTAL DEATH BENEFIT; (II) THE TARGET PREMIUM
                                                          FACTOR PER THOUSAND (SEE APPENDIX C); AND (III) 2%.
                                                          ------------------------------------------------------------------

----------------------------- --------------------------- ------
Net Cost of Policy Loans(6)   Current Charge:             0.60% on an annual basis of the loan amount for the first
                              ---------------------------
                                                          ten (10) Policy Years, 0.50% for Policy Years eleven (11)
                                                          through twenty (20), and 0.15% thereafter.
                                                          ------------------------------------------------------------------
                              GUARANTEED CHARGE:          1.00% ON AN ANNUAL BASIS OF THE LOAN AMOUNT FOR ALL
----------------------------- ---------------------------
                                                          POLICY YEARS
                                                          ------------------------------------------------------------------

----------------------------- --------------------------- ------

------------
(1) The current cost of insurance charges shown are for the underwriting and risk class identified in the footnotes below while the Guaranteed charges are based on the 2001 Commissioners Standard Ordinary Mortality Tables. The cost of insurance rates listed do not reflect the addition of any "flat extras." Flat extras account for adverse risks that, if applied, would increase the cost-of-insurance rates shown above.

(2)   Sample charge for a 25-year-old female preferred non-smoker.

(3)   Sample charge for a male smoker age 99 (guaranteed issue) -- Table 10.

(4)   Sample charge for a 20-year-old female (any underwriting class).

(5) We are waiving the following amounts of the Mortality and Expense Risk Charge on the Subaccounts investing in the following Funds:



   BRIGHTHOUSE FUNDS TRUST I
    BlackRock High Yield Portfolio              0.11%
    Brighthouse Small Cap Value Portfolio       an amount equal to the fund expenses that are in excess of 1.10%
    Harris Oakmark International Portfolio      an amount equal to the fund expenses that are in excess of 0.90%
    Victory Sycamore Mid Cap Value Portfolio    an amount equal to the fund expenses that are in excess of 1.12%
    Loomis Sayles Global Allocation Portfolio   an amount equal to the fund expenses that are in excess of 0.85%
    MFS(R) Research International Portfolio     an amount equal to the fund expenses that are in excess of 1.18%
    Oppenheimer Global Equity Portfolio         an amount equal to the fund expenses that are in excess of 0.87%
    PIMCO Inflation Protected Bond Portfolio    an amount equal to the fund expenses that are in excess of 0.87%
    T. Rowe Price Large Cap Value Portfolio     an amount equal to the fund expenses that are in excess of 0.87%
   BRIGHTHOUSE FUNDS TRUST II
    Western Asset Management                    0.15% or, if greater, an amount, if any, equal to the fund expenses that are in excess of
     U.S. Government Portfolio                  0.68%


(6) The Policy Loan cost reflects the difference between the loan interest rate charged and the loan interest rate credited (see the Policy Loans section for more information).


                          CHARGES FOR OPTIONAL RIDERS


                                    WHEN WE DEDUCT
CHARGE                                THE CHARGE
----------------------------- --------------------------

----------------------------- --------------------------
Insured Term Rider (2 parts   Monthly on the Deduction
of the charge)                Day
(1) Cost of Insurance

----------------------------- --------------------------
(2) Monthly Sales Load

----------------------------- --------------------------

----------------------------- --------------------------
Cash Value Enhancement        Not applicable
Rider

----------------------------- --------------------------

----------------------------- --------------------------



CHARGE                                                             AMOUNT DEDUCTED
----------------------------- ------------------------------------------------------------------------------------------

----------------------------- --------------------------- -----
Insured Term Rider (2 parts   Current Charge:             Rates per $1000 of Term Insurance Risk for First Year of
                              ---------------------------
of the charge)                                            Coverage:
(1) Cost of Insurance                                     Minimum: $0.012(1)
                                                          Maximum: $60.853(2)
                                                          --------------------------------------------------------------
                              GUARANTEED CHARGE:          RATES PER $1000 OF TERM INSURANCE RISK FOR FIRST YEAR OF
                              ---------------------------
                                                          COVERAGE:
                                                          MINIMUM: $0.039(3)
                                                          MAXIMUM: $60.853(2)
                                                          --------------------------------------------------------------
                              Sample Charge for a 47      Rates per $1000 of Term Insurance Risk for First Year of
-----------------------------
                              year-old non-smoking male   Coverage:
                              (guaranteed issue)          Current: $0.070
                              ---------------------------
                                                          Guaranteed: $0.271
                                                          --------------------------------------------------------------
(2) Monthly Sales Load        Current Charge:             $0.00
                              --------------------------- -----
                              GUARANTEED CHARGE:          THE MONTHLY RATE PER THOUSAND IS EQUAL TO: $.10 TIMES THE
----------------------------- ---------------------------
                                                          PERCENTAGE OF INITIAL TERM STATED AMOUNT. THIS MONTHLY
                                                          RATE IS APPLIED TO THE GREATER OF (1) AND (2) WHERE (1) IS
                                                          EQUAL TO 6 TIMES THE FIRST YEAR PREMIUM AND (2) IS EQUAL TO
                                                          THE LESSER OF (A) AND (B) WHERE (A) IS EQUAL TO THE INITIAL
                                                          TOTAL STATED AMOUNT AND (B) IS EQUAL TO THE PRODUCT OF
                                                          (I) INITIAL TOTAL DEATH BENEFIT, (II) THE TARGET PREMIUM
                                                          FACTOR PER THOUSAND (SEE APPENDIX C) AND (III) 2%.
                                                          --------------------------------------------------------------

----------------------------- --------------------------- -----
Cash Value Enhancement        Current Charge:             No Charge
                              --------------------------- --------------------------------------------------------------
Rider
                              GUARANTEED CHARGE:          NO CHARGE
----------------------------- --------------------------- --------------------------------------------------------------

----------------------------- --------------------------- -----

------------
(1)   Sample charge for a 25-year-old female preferred non-smoker.

(2)   Sample charge for a male smoker age 99 (guaranteed issue) -- Table 10.

(3)   Sample charge for a 20-year-old female (any underwriting class).


                           FUND CHARGES AND EXPENSES


The next two tables describe the Fund fees and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2018. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2018, unless otherwise noted. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. Certain Funds may impose a redemption fee in the future.



MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES



                                                                                          MINIMUM     MAXIMUM
                                                                                         ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management fees, distribution and/or
 service (12b-1) fees, and other expenses)                                                0.10%       2.07%



FUND FEES AND EXPENSES AS OF DECEMBER 31, 2018

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.



                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
FUND                                                  FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AB VARIABLE PRODUCTS SERIES FUND, INC.
 AB VPS Global Thematic Growth
  Portfolio -- Class B..........................    0.75%         0.25%        0.25%
 AB VPS Intermediate Bond Portfolio --
  Class A.......................................    0.45%          --          0.71%
 AB VPS International Value Portfolio --
  Class A.......................................    0.75%          --          0.12%
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series II........    0.57%         0.25%        0.18%
 Invesco V.I. Government Securities Fund --
  Series I......................................    0.48%          --          0.21%
 Invesco V.I. International Growth Fund --
  Series I......................................    0.71%          --          0.22%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. --
 CLASS I
 VP Capital Appreciation Fund...................    1.00%          --          0.01%
 VP Ultra(R) Fund...............................    1.00%          --           --
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Bond Fund.......................    0.36%         0.25%        0.02%
 American Funds Global Growth Fund..............    0.52%         0.25%        0.03%
 American Funds Global Small
  Capitalization Fund...........................    0.70%         0.25%        0.04%
 American Funds Growth Fund.....................    0.32%         0.25%        0.02%
 American Funds Growth-Income Fund..............    0.26%         0.25%        0.02%
 American Funds High-Income Bond Fund...........    0.47%         0.25%        0.03%
 American Funds International Fund..............    0.49%         0.25%        0.04%
 American Funds New World Fund(R)...............    0.70%         0.25%        0.06%
 American Funds
  U.S. Government/AAA-Rated Securities
  Fund..........................................    0.34%         0.25%        0.02%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A......    0.60%          --          0.09%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B..........................    0.07%         0.25%        0.01%
 Brighthouse Small Cap Value Portfolio --
  Class B+......................................    0.75%         0.25%        0.03%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A...................    0.89%          --          0.10%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                              AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AB VARIABLE PRODUCTS SERIES FUND, INC.
 AB VPS Global Thematic Growth
  Portfolio -- Class B..........................      --          1.25%         0.05%         1.20%
 AB VPS Intermediate Bond Portfolio --
  Class A.......................................      --          1.16%           --          1.16%
 AB VPS International Value Portfolio --
  Class A.......................................      --          0.87%           --          0.87%
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series II........     0.01%        1.01%           --          1.01%
 Invesco V.I. Government Securities Fund --
  Series I......................................      --          0.69%           --          0.69%
 Invesco V.I. International Growth Fund --
  Series I......................................     0.01%        0.94%         0.01%         0.93%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. --
 CLASS I
 VP Capital Appreciation Fund...................      --          1.01%         0.11%         0.90%
 VP Ultra(R) Fund...............................      --          1.00%         0.17%         0.83%
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Bond Fund.......................      --          0.63%           --          0.63%
 American Funds Global Growth Fund..............      --          0.80%           --          0.80%
 American Funds Global Small
  Capitalization Fund...........................      --          0.99%           --          0.99%
 American Funds Growth Fund.....................      --          0.59%           --          0.59%
 American Funds Growth-Income Fund..............      --          0.53%           --          0.53%
 American Funds High-Income Bond Fund...........      --          0.75%           --          0.75%
 American Funds International Fund..............      --          0.78%           --          0.78%
 American Funds New World Fund(R)...............      --          1.01%           --          1.01%
 American Funds
  U.S. Government/AAA-Rated Securities
  Fund..........................................      --          0.61%           --          0.61%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A......      --          0.69%           --          0.69%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B..........................     0.67%        1.00%           --          1.00%
 Brighthouse Small Cap Value Portfolio --
  Class B+......................................     0.08%        1.11%         0.01%         1.10%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A...................      --          0.99%         0.05%         0.94%

                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
FUND                                                  FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
 Brighthouse/Eaton Vance Floating Rate
  Portfolio -- Class A..........................    0.60%          --          0.08%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................    0.56%         0.15%        0.02%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.61%          --          0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.56%          --          0.02%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%          --          0.04%
 Invesco Small Cap Growth Portfolio --
  Class A+......................................    0.85%          --          0.03%
 JPMorgan Core Bond Portfolio -- Class B........    0.55%         0.25%        0.03%
 Loomis Sayles Global Allocation
  Portfolio -- Class A..........................    0.70%          --          0.08%
 MFS(R) Research International Portfolio --
  Class B+......................................    0.70%         0.25%        0.05%
 Morgan Stanley Discovery Portfolio --
  Class A.......................................    0.64%          --          0.04%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................    0.66%         0.25%        0.05%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................    0.47%          --          0.77%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................    0.57%         0.25%        0.02%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class B..........................    0.65%         0.25%        0.04%
BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock
  Portfolio -- Class A..........................    0.79%          --          0.05%
 BlackRock Bond Income Portfolio --
  Class A.......................................    0.33%          --          0.10%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................    0.69%          --          0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A..........................    0.35%          --          0.04%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B..........................    0.10%         0.25%        0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B..........................    0.06%         0.25%         --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B..........................    0.05%         0.25%         --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B..........................    0.05%         0.25%        0.01%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A..........................    0.46%          --          0.07%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A............    0.70%          --          0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D.......................................    0.71%         0.10%        0.04%
 Jennison Growth Portfolio -- Class A...........    0.60%          --          0.02%
 Loomis Sayles Small Cap Core Portfolio --
  Class A.......................................    0.90%          --          0.06%
 MetLife Aggregate Bond Index Portfolio --
  Class A.......................................    0.25%          --          0.03%
 MetLife Mid Cap Stock Index Portfolio --
  Class A.......................................    0.25%          --          0.05%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A.......................................    0.30%          --          0.08%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                              AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------ -------------- ----------- --------------- -----------
 Brighthouse/Eaton Vance Floating Rate
  Portfolio -- Class A..........................      --          0.68%           --          0.68%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................      --          0.73%         0.04%         0.69%
 Clarion Global Real Estate Portfolio --
  Class A.......................................      --          0.66%         0.01%         0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................      --          0.58%         0.02%         0.56%
 Harris Oakmark International Portfolio --
  Class A.......................................      --          0.81%         0.02%         0.79%
 Invesco Small Cap Growth Portfolio --
  Class A+......................................      --          0.88%         0.08%         0.80%
 JPMorgan Core Bond Portfolio -- Class B........      --          0.83%         0.14%         0.69%
 Loomis Sayles Global Allocation
  Portfolio -- Class A..........................      --          0.78%           --          0.78%
 MFS(R) Research International Portfolio --
  Class B+......................................      --          1.00%         0.10%         0.90%
 Morgan Stanley Discovery Portfolio --
  Class A.......................................      --          0.68%         0.02%         0.66%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................      --          0.96%         0.12%         0.84%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................      --          1.24%         0.01%         1.23%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................      --          0.84%         0.05%         0.79%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class B..........................      --          0.94%         0.09%         0.85%
BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock
  Portfolio -- Class A..........................      --          0.84%         0.12%         0.72%
 BlackRock Bond Income Portfolio --
  Class A.......................................      --          0.43%           --          0.43%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................      --          0.72%         0.09%         0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A..........................      --          0.39%         0.03%         0.36%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B..........................     0.61%        0.99%         0.03%         0.96%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B..........................     0.62%        0.93%           --          0.93%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B..........................     0.63%        0.93%           --          0.93%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B..........................     0.65%        0.96%           --          0.96%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A..........................      --          0.53%           --          0.53%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A............      --          0.72%         0.11%         0.61%
 Frontier Mid Cap Growth Portfolio --
  Class D.......................................      --          0.85%         0.02%         0.83%
 Jennison Growth Portfolio -- Class A...........      --          0.62%         0.08%         0.54%
 Loomis Sayles Small Cap Core Portfolio --
  Class A.......................................     0.02%        0.98%         0.08%         0.90%
 MetLife Aggregate Bond Index Portfolio --
  Class A.......................................      --          0.28%         0.01%         0.27%
 MetLife Mid Cap Stock Index Portfolio --
  Class A.......................................      --          0.30%           --          0.30%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A.......................................     0.01%        0.39%           --          0.39%

                                                                  DISTRIBUTION
                                                                     AND/OR
                                                     MANAGEMENT      SERVICE       OTHER
FUND                                                     FEE      (12B-1) FEES   EXPENSES
--------------------------------------------------- ------------ -------------- ----------
 MetLife Russell 2000(R) Index Portfolio --
  Class A..........................................    0.25%          --          0.06%
 MetLife Stock Index Portfolio -- Class A..........    0.25%          --          0.03%
 MFS(R) Total Return Portfolio -- Class F..........    0.56%         0.20%        0.06%
 MFS(R) Value Portfolio -- Class A.................    0.61%          --          0.02%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................    0.82%          --          0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B+............................    0.60%         0.25%        0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class A.............................    0.47%          --          0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...............    0.57%          --          0.03%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............    0.47%          --          0.03%
DELAWARE VIP(R) TRUST -- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series............    0.71%          --          0.06%
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL
 SHARES
 Appreciation Portfolio............................    0.75%          --          0.06%
 International Value Portfolio.....................    1.00%          --          0.42%
 Opportunistic Small Cap Portfolio.................    0.75%          --          0.09%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class 2........    0.54%         0.25%        0.08%
 Equity-Income Portfolio -- Initial Class..........    0.44%          --          0.09%
 Freedom 2010 Portfolio -- Initial Class...........     --            --           --
 Freedom 2015 Portfolio -- Initial Class...........     --            --           --
 Freedom 2020 Portfolio -- Initial Class...........     --            --           --
 Freedom 2025 Portfolio -- Initial Class...........     --            --           --
 Freedom 2030 Portfolio -- Initial Class...........     --            --           --
 Government Money Market Portfolio --
  Initial Class....................................    0.18%          --          0.08%
 Growth & Income Portfolio -- Service
  Class 2..........................................    0.44%         0.25%        0.11%
 High Income Portfolio -- Initial Class............    0.56%          --          0.11%
 Index 500 Portfolio -- Initial Class..............    0.05%          --          0.05%
 Investment Grade Bond Portfolio -- Service
  Class............................................    0.31%         0.10%        0.09%
 Mid Cap Portfolio -- Service Class 2..............    0.54%         0.25%        0.08%
 Overseas Portfolio -- Service Class 2.............    0.66%         0.25%        0.13%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Franklin Mutual Global Discovery VIP
  Fund -- Class 2..................................    0.88%         0.25%        0.06%
 Franklin Small-Mid Cap Growth VIP
  Fund -- Class 2+.................................    0.80%         0.25%        0.06%
 Templeton Developing Markets VIP
  Fund -- Class 2..................................    1.05%         0.25%        0.12%
 Templeton Foreign VIP Fund -- Class 2.............    0.79%         0.25%        0.04%
 Templeton Global Bond VIP Fund --
  Class 1..........................................    0.46%          --          0.10%
JANUS ASPEN SERIES -- SERVICE SHARES
 Janus Henderson Enterprise Portfolio..............    0.64%         0.25%        0.08%
 Janus Henderson Global Research
  Portfolio+.......................................    0.51%         0.25%        0.09%
 Janus Henderson Global Technology
  Portfolio........................................    0.64%         0.25%        0.11%
 Janus Henderson Mid Cap Value Portfolio...........    0.64%         0.25%        0.17%



                                                                      TOTAL       FEE WAIVER    NET TOTAL
                                                       ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                       FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                                 AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
--------------------------------------------------- -------------- ----------- --------------- -----------
 MetLife Russell 2000(R) Index Portfolio --
  Class A..........................................      --          0.31%           --          0.31%
 MetLife Stock Index Portfolio -- Class A..........      --          0.28%         0.01%         0.27%
 MFS(R) Total Return Portfolio -- Class F..........      --          0.82%           --          0.82%
 MFS(R) Value Portfolio -- Class A.................      --          0.63%         0.06%         0.57%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................      --          0.85%         0.01%         0.84%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B+............................      --          0.87%         0.05%         0.82%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class A.............................      --          0.50%           --          0.50%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...............      --          0.60%         0.06%         0.54%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............      --          0.50%         0.03%         0.47%
DELAWARE VIP(R) TRUST -- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series............      --          0.77%           --          0.77%
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL
 SHARES
 Appreciation Portfolio............................      --          0.81%           --          0.81%
 International Value Portfolio.....................      --          1.42%         0.56%         0.86%
 Opportunistic Small Cap Portfolio.................      --          0.84%           --          0.84%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class 2........      --          0.87%           --          0.87%
 Equity-Income Portfolio -- Initial Class..........      --          0.53%           --          0.53%
 Freedom 2010 Portfolio -- Initial Class...........     0.48%        0.48%           --          0.48%
 Freedom 2015 Portfolio -- Initial Class...........     0.51%        0.51%           --          0.51%
 Freedom 2020 Portfolio -- Initial Class...........     0.54%        0.54%           --          0.54%
 Freedom 2025 Portfolio -- Initial Class...........     0.56%        0.56%           --          0.56%
 Freedom 2030 Portfolio -- Initial Class...........     0.60%        0.60%           --          0.60%
 Government Money Market Portfolio --
  Initial Class....................................      --          0.26%           --          0.26%
 Growth & Income Portfolio -- Service
  Class 2..........................................      --          0.80%           --          0.80%
 High Income Portfolio -- Initial Class............      --          0.67%           --          0.67%
 Index 500 Portfolio -- Initial Class..............      --          0.10%           --          0.10%
 Investment Grade Bond Portfolio -- Service
  Class............................................      --          0.50%           --          0.50%
 Mid Cap Portfolio -- Service Class 2..............      --          0.87%           --          0.87%
 Overseas Portfolio -- Service Class 2.............      --          1.04%           --          1.04%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Franklin Mutual Global Discovery VIP
  Fund -- Class 2..................................     0.01%        1.20%           --          1.20%
 Franklin Small-Mid Cap Growth VIP
  Fund -- Class 2+.................................     0.01%        1.12%         0.01%         1.11%
 Templeton Developing Markets VIP
  Fund -- Class 2..................................     0.01%        1.43%           --          1.43%
 Templeton Foreign VIP Fund -- Class 2.............     0.02%        1.10%         0.02%         1.08%
 Templeton Global Bond VIP Fund --
  Class 1..........................................     0.09%        0.65%         0.11%         0.54%
JANUS ASPEN SERIES -- SERVICE SHARES
 Janus Henderson Enterprise Portfolio..............      --          0.97%           --          0.97%
 Janus Henderson Global Research
  Portfolio+.......................................      --          0.85%           --          0.85%
 Janus Henderson Global Technology
  Portfolio........................................      --          1.00%           --          1.00%
 Janus Henderson Mid Cap Value Portfolio...........      --          1.06%           --          1.06%

                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
FUND                                                  FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
 Janus Henderson Overseas Portfolio.............    0.49%         0.25%        0.11%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.....................................    0.75%          --          0.04%
 ClearBridge Variable Appreciation
  Portfolio.....................................    0.69%          --          0.04%
 ClearBridge Variable Dividend Strategy
  Portfolio.....................................    0.70%          --          0.06%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................    0.70%          --          0.10%
 ClearBridge Variable Large Cap Value
  Portfolio.....................................    0.65%          --          0.07%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio................................    0.70%          --          0.16%
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL CLASS
 MFS(R) Global Equity Series....................    0.90%          --          0.23%
 MFS(R) New Discovery Series....................    0.90%          --          0.06%
MFS(R) VARIABLE INSURANCE TRUST II -- INITIAL
 CLASS
 MFS(R) High Yield Portfolio....................    0.70%          --          0.07%
MORGAN STANLEY VARIABLE INSURANCE FUND,
 INC. -- CLASS I
 Emerging Markets Debt Portfolio................    0.75%          --          0.36%
 Emerging Markets Equity Portfolio..............    0.85%          --          0.38%
OPPENHEIMER VARIABLE ACCOUNT FUNDS --
 NON-SERVICE SHARES
 Oppenheimer Main Street Small Cap
  Fund(R)/VA....................................    0.68%          --          0.15%
PIMCO VARIABLE INSURANCE TRUST --
 ADMINISTRATIVE CLASS
 PIMCO All Asset Portfolio......................    0.43%         0.15%         --
 PIMCO CommodityRealReturn(R) Strategy
  Portfolio.....................................    0.74%         0.15%        1.03%
 PIMCO Long-Term U.S. Government
  Portfolio.....................................    0.48%         0.15%        0.36%
 PIMCO Low Duration Portfolio...................    0.50%         0.15%        0.09%
 PIMCO Total Return Portfolio...................    0.50%         0.15%        0.26%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio............    0.65%         0.25%        0.08%
PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT International Value Fund.............    0.69%         0.25%        0.23%
ROYCE CAPITAL FUND -- INVESTMENT CLASS
 Royce Micro-Cap Portfolio......................    1.25%          --          0.14%
 Royce Small-Cap Portfolio......................    1.00%          --          0.11%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund.................................    0.65%          --          0.65%
VANGUARD VARIABLE INSURANCE FUND
 Diversified Value Portfolio....................    0.23%          --          0.02%
 Equity Index Portfolio.........................    0.12%          --          0.02%
 Mid-Cap Index Portfolio........................    0.15%          --          0.02%
 Short-Term Investment-Grade Portfolio..........    0.12%          --          0.02%
 Small Company Growth Portfolio.................    0.30%          --          0.02%
 Total Stock Market Index Portfolio.............     --            --           --



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                              AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------ -------------- ----------- --------------- -----------
 Janus Henderson Overseas Portfolio.............      --          0.85%           --          0.85%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.....................................      --          0.79%           --          0.79%
 ClearBridge Variable Appreciation
  Portfolio.....................................      --          0.73%           --          0.73%
 ClearBridge Variable Dividend Strategy
  Portfolio.....................................      --          0.76%           --          0.76%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................      --          0.80%           --          0.80%
 ClearBridge Variable Large Cap Value
  Portfolio.....................................      --          0.72%           --          0.72%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio................................      --          0.86%           --          0.86%
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL CLASS
 MFS(R) Global Equity Series....................      --          1.13%         0.16%         0.97%
 MFS(R) New Discovery Series....................      --          0.96%         0.02%         0.94%
MFS(R) VARIABLE INSURANCE TRUST II -- INITIAL
 CLASS
 MFS(R) High Yield Portfolio....................      --          0.77%         0.05%         0.72%
MORGAN STANLEY VARIABLE INSURANCE FUND,
 INC. -- CLASS I
 Emerging Markets Debt Portfolio................      --          1.11%           --          1.11%
 Emerging Markets Equity Portfolio..............      --          1.23%           --          1.23%
OPPENHEIMER VARIABLE ACCOUNT FUNDS --
 NON-SERVICE SHARES
 Oppenheimer Main Street Small Cap
  Fund(R)/VA....................................      --          0.83%         0.03%         0.80%
PIMCO VARIABLE INSURANCE TRUST --
 ADMINISTRATIVE CLASS
 PIMCO All Asset Portfolio......................     0.99%        1.57%         0.12%         1.45%
 PIMCO CommodityRealReturn(R) Strategy
  Portfolio.....................................     0.15%        2.07%         0.15%         1.92%
 PIMCO Long-Term U.S. Government
  Portfolio.....................................      --          0.99%           --          0.99%
 PIMCO Low Duration Portfolio...................      --          0.74%           --          0.74%
 PIMCO Total Return Portfolio...................      --          0.91%           --          0.91%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio............      --          0.98%           --          0.98%
PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT International Value Fund.............      --          1.17%           --          1.17%
ROYCE CAPITAL FUND -- INVESTMENT CLASS
 Royce Micro-Cap Portfolio......................      --          1.39%         0.06%         1.33%
 Royce Small-Cap Portfolio......................      --          1.11%         0.03%         1.08%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund.................................      --          1.30%         0.41%         0.89%
VANGUARD VARIABLE INSURANCE FUND
 Diversified Value Portfolio....................      --          0.25%           --          0.25%
 Equity Index Portfolio.........................      --          0.14%           --          0.14%
 Mid-Cap Index Portfolio........................      --          0.17%           --          0.17%
 Short-Term Investment-Grade Portfolio..........      --          0.14%           --          0.14%
 Small Company Growth Portfolio.................      --          0.32%           --          0.32%
 Total Stock Market Index Portfolio.............     0.13%        0.13%           --          0.13%


+     Not available under all Policies. Availability depends on Policy issue date.

The information shown in the table above was provided by the Funds. Certain Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Funds only with the approval of the Fund's board of directors or trustees. Please see the Funds' prospectuses for additional information regarding these arrangements.


Certain Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



             DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNT AND FUNDS
--------------------------------------------------------------------------------
                             THE INSURANCE COMPANY



Brighthouse Life Insurance Company (the "Company") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.



                THE SEPARATE ACCOUNT AND ITS INVESTMENT OPTIONS


Under Delaware law, Brighthouse Life Insurance Company sponsors a separate account: Brighthouse Fund UL III for Variable Life Insurance ("FUND UL III"). Separate accounts are primarily designed to keep policy assets separate from other company assets. Premium Payments that you and other Policy Owners invest in the Investment Options are deposited in Fund UL III and are held solely for the benefit of those who invest in the Investment Options of Fund UL III and no one else, including our creditors. The assets of Fund UL III are held in our name on behalf of Fund UL III and legally belong to us. The income, gains, and losses are credited to, or charged against the Policies issued from Fund UL III without regard to the income, gains or losses from any other separate account or from any other business of the Company. Finally, the assets of Fund UL III may not be used to pay any liabilities of the Company other than those arising from the Policies.

Fund UL III was established on January 15, 1999 and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "separate account."

Fund UL III is divided into the various Investment Options to which you allocate your Premium Payments. Each Investment Option uses its assets to purchase shares of a corresponding Fund of the same name. Fund UL III purchases shares of the Funds at net asset value (i.e., without a sales charge) and receives all dividends and capital gains distributions from each Fund, and reinvests in additional shares of that Fund.

We are obligated to pay the death benefit under the Policies even if that amount exceeds the Policy's Contract Value in Fund UL III. Any such amount that exceeds the Policy's Contract Value in Fund UL III is paid from our general account. Death benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments. We issue other life insurance policies and annuity contracts where we pay all money we owe under those policies and contracts from our general account. Brighthouse Life Insurance Company is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

The investment adviser to certain of the Funds offered with the Policy or with other variable life insurance policies issued through Fund UL III may be regulated as Commodity Pool Operators. While it does not concede that Fund UL III is a commodity pool, the Company has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration as a pool operator under the CEA.

                                   THE FUNDS


The Funds offered through this Policy are listed below. From time to time we may make new Funds available. Some Funds may not be available in certain states. Each Fund is a portfolio of an open-end, management investment company that is registered under the Investment Company Act of 1940. These Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund will be different from that of the Fund.

We select the Funds offered through this Policy based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure and brand recognition, performance and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or subadviser is one of our affiliates or whether the Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Funds periodically and may remove a Fund or limit its availability to new Premiums and/or transfers of Contract Value if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant allocations from Policy Owners. In some cases, we have included Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Funds.

WE DO NOT PROVIDE INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR POLICY RESULTING FROM PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

If investment in the Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Policy, or for any other reason in our sole discretion, we may substitute another Fund or Funds without your consent. The substituted Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premiums, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Funds to allocation of Premiums or Contract Value, or both, at any time in our sole discretion.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of a Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Policies and, in the Company's role as an intermediary, with respect to the Funds. These payments may be derived, in whole or in part, from the advisory fees deducted from Fund assets. Policy Owners, through their indirect investment in the Funds, bear the costs of these advisory fees. See the Funds' prospectus for more information. The amount of the payments we receive is based on a percentage of assets of the Funds attributable to the Policies and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of a Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Policies.

The Company and/or certain of its affiliated insurance companies have a joint ownership interest in its affiliated investment adviser Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company.' The Company's ownership interest in Brighthouse Investment Advisers, LLC entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Funds. The Company will benefit accordingly from assets allocated to the Funds to the extent they result in profits to the adviser. (See "Fund Fees and Expenses" for information on the management fees paid by the Funds and the Fund's Statement of Additional Information for information on the management fees paid by the adviser to the subadvisers.)

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Fund's prospectus. (See "Fund Fees and Expenses" and "Distribution and Compensation.") The payments are deducted from the assets of the Funds and are paid to us or our distributor, Brighthouse Securities, LLC. These payments decrease the Fund's investment return.

Each Fund has different investment objectives and risks. The Fund prospectuses contain more detailed information on each Fund's investment strategy, investment advisers and its fees. YOU MAY OBTAIN A FUND PROSPECTUS BY CALLING 1-908-253-1400 OR THROUGH YOUR FINANCIAL REPRESENTATIVE. We do not guarantee the investment results of the Funds.



                FUND                          INVESTMENT OBJECTIVE           INVESTMENT ADVISER/SUBADVISER
------------------------------------ ------------------------------------- --------------------------------
AB VARIABLE PRODUCTS SERIES FUND,
 INC.
AB VPS Global Thematic Growth        Seeks long-term growth of capital.    AllianceBernstein L.P.
 Portfolio -- Class B
AB VPS Intermediate Bond             Seeks to generate income and price    AllianceBernstein L.P.
 Portfolio -- Class A                appreciation without assuming what
                                     the Adviser considers undue risk.
AB VPS International Value           Seeks long-term growth of capital.    AllianceBernstein L.P.
 Portfolio -- Class A
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Comstock Fund --        Seeks capital growth and income       Invesco Advisers, Inc.
 Series II                           through investments in equity
                                     securities, including common stocks,
                                     preferred stocks and securities
                                     convertible into common and
                                     preferred stocks.
Invesco V.I. Government Securities   Seeks total return, comprised of      Invesco Advisers, Inc.
 Fund -- Series I                    current income and capital
                                     appreciation.
Invesco V.I. International Growth    Seeks long-term growth of capital.    Invesco Advisers, Inc.
 Fund -- Series I
AMERICAN CENTURY VARIABLE
 PORTFOLIOS, INC. -- CLASS I
VP Capital Appreciation Fund         Seeks capital growth.                 American Century Investment
                                                                           Management, Inc.
VP Ultra(R) Fund                     Seeks long-term capital growth.       American Century Investment
                                                                           Management, Inc.
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund             Seeks as high a level of current      Capital Research and Management
                                     income as is consistent with the      CompanySM
                                     preservation of capital.
American Funds Global Growth         Seeks long-term growth of capital.    Capital Research and Management
 Fund                                                                      CompanySM
American Funds Global Small          Seeks long-term growth of capital.    Capital Research and Management
 Capitalization Fund                                                       CompanySM
American Funds Growth Fund           Seeks growth of capital.              Capital Research and Management
                                                                           CompanySM

                 FUND                            INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- -------------------------------------
American Funds Growth-Income           Seeks long-term growth of capital        Capital Research and Management
 Fund                                  and income.                              CompanySM
American Funds High-Income Bond        Seeks a high level of current income.    Capital Research and Management
 Fund                                  Its secondary investment objective is    CompanySM
                                       capital appreciation.
American Funds International Fund      Seeks long-term growth of capital.       Capital Research and Management
                                                                                CompanySM
American Funds New World Fund(R)       Seeks long-term capital appreciation.    Capital Research and Management
                                                                                CompanySM
American Funds                         Seeks a high level of current income     Capital Research and Management
 U.S. Government/AAA-Rated             consistent with preservation of          CompanySM
 Securities Fund                       capital.
BRIGHTHOUSE FUNDS TRUST I
BlackRock High Yield Portfolio --      Seeks to maximize total return,          Brighthouse Investment Advisers, LLC
 Class A                               consistent with income generation        Subadviser: BlackRock Financial
                                       and prudent investment                   Management, Inc.
                                       management.
Brighthouse Asset Allocation 100       Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse Small Cap Value            Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B+                                                          Subadvisers: Delaware Investments
                                                                                Fund Advisers; Wells Capital
                                                                                Management Incorporated
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class A                                            Subadviser: Aberdeen Asset Managers
                                                                                Limited
Brighthouse/Eaton Vance Floating       Seeks a high level of current income.    Brighthouse Investment Advisers, LLC
 Rate Portfolio -- Class A                                                      Subadviser: Eaton Vance Management
Brighthouse/Wellington Large Cap       Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                                  Subadviser: Wellington Management
                                                                                Company LLP
Clarion Global Real Estate             Seeks total return through investment    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current    LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: ClearBridge Investments,
                                                                                LLC
Harris Oakmark International           Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: Harris Associates L.P.
Invesco Small Cap Growth               Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A+                                                          Subadviser: Invesco Advisers, Inc.
JPMorgan Core Bond Portfolio --        Seeks to maximize total return.          Brighthouse Investment Advisers, LLC
 Class B                                                                        Subadviser: J.P. Morgan Investment
                                                                                Management Inc.
Loomis Sayles Global Allocation        Seeks high total investment return       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  through a combination of capital         Subadviser: Loomis, Sayles &
                                       appreciation and income.                 Company, L.P.
MFS(R) Research International          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B+                                                          Subadviser: Massachusetts Financial
                                                                                Services Company

                 FUND                            INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- --------------------------------------
Morgan Stanley Discovery               Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: Morgan Stanley Investment
                                                                                Management Inc.
Oppenheimer Global Equity              Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return,               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of          Subadviser: Pacific Investment
                                       capital and prudent investment           Management Company LLC
                                       management.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income       Inc.
                                       is a secondary objective.
Victory Sycamore Mid Cap Value         Seeks high total return by investing     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  in equity securities of mid-sized        Subadviser: Victory Capital
                                       companies.                               Management Inc.
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock    Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: Baillie Gifford Overseas
                                                                                Limited
BlackRock Bond Income Portfolio --     Seeks a competitive total return         Brighthouse Investment Advisers, LLC
 Class A                               primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Capital Appreciation         Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond        Seeks a high level of current income     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                       capital.
Brighthouse Asset Allocation 20        Seeks a high level of current income,    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  with growth of capital as a secondary
                                       objective.
Brighthouse Asset Allocation 40        Seeks high total return in the form of   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  income and growth of capital, with a
                                       greater emphasis on income.
Brighthouse Asset Allocation 60        Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
Brighthouse Asset Allocation 80        Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Balanced        Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  with some current income.                Subadviser: Wellington Management
                                                                                Company LLP
Brighthouse/Wellington Core Equity     Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A    income over time and, secondarily,       Subadviser: Wellington Management
                                       long-term capital appreciation and       Company LLP
                                       current income.
Frontier Mid Cap Growth Portfolio --   Seeks maximum capital                    Brighthouse Investment Advisers, LLC
 Class D                               appreciation.                            Subadviser: Frontier Capital
                                                                                Management Company, LLC
Jennison Growth Portfolio -- Class A   Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                                Subadviser: Jennison Associates LLC

                 FUND                           INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------- ---------------------------------------- --------------------------------------
Loomis Sayles Small Cap Core          Seeks long-term capital growth from      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                 investments in common stocks or          Subadviser: Loomis, Sayles &
                                      other equity securities.                 Company, L.P.
MetLife Aggregate Bond Index          Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                 Bloomberg Barclays U.S. Aggregate        Subadviser: MetLife Investment
                                      Bond Index.                              Advisors, LLC
MetLife Mid Cap Stock Index           Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                 Standard & Poor's MidCap 400(R)          Subadviser: MetLife Investment
                                      Composite Stock Price Index.             Advisors, LLC
MetLife MSCI EAFE(R) Index            Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                 MSCI EAFE(R) Index.                      Subadviser: MetLife Investment
                                                                               Advisors, LLC
MetLife Russell 2000(R) Index         Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                 Russell 2000(R) Index.                   Subadviser: MetLife Investment
                                                                               Advisors, LLC
MetLife Stock Index Portfolio --      Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Class A                              Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                      Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio --      Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
 Class F                              investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                               Services Company
MFS(R) Value Portfolio -- Class A     Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                               Subadviser: Massachusetts Financial
                                                                               Services Company
Neuberger Berman Genesis              Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                 principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                               Investment Advisers LLC
T. Rowe Price Large Cap Growth        Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B+                                                         Subadviser: T. Rowe Price Associates,
                                                                               Inc.
T. Rowe Price Small Cap Growth        Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: T. Rowe Price Associates,
                                                                               Inc.
Western Asset Management Strategic    Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --      consistent with preservation of          Subadviser: Western Asset
 Class A                              capital.                                 Management Company
Western Asset Management              Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio --         consistent with preservation of          Subadviser: Western Asset
 Class A                              capital and maintenance of liquidity.    Management Company
DELAWARE VIP(R) TRUST -- STANDARD
 CLASS
Delaware VIP(R) Small Cap Value       Seeks capital appreciation.              Delaware Management Company
 Series
DREYFUS VARIABLE INVESTMENT FUND --
 INITIAL SHARES
Appreciation Portfolio                Seeks long-term capital growth           The Dreyfus Corporation
                                      consistent with the preservation of      Subadviser: Fayez Sarofim & Co.
                                      capital. Its secondary goal is current
                                      income.
International Value Portfolio         Seeks long-term capital growth.          The Dreyfus Corporation
Opportunistic Small Cap Portfolio     Seeks capital growth.                    The Dreyfus Corporation

                  FUND                             INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
---------------------------------------- ---------------------------------------- ----------------------------------
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS
Contrafund(R) Portfolio -- Service       Seeks long-term capital appreciation.    Fidelity Management & Research
 Class 2                                                                          Company
                                                                                  Subadviser: FMR Co., Inc.
Equity-Income Portfolio -- Initial       Seeks reasonable income. The fund        Fidelity Management & Research
 Class                                   will also consider the potential for     Company
                                         capital appreciation. The fund's goal    Subadviser: FMR Co., Inc.
                                         is to achieve a yield which exceeds
                                         the composite yield on the securities
                                         comprising the S&P 500(R) Index.
Freedom 2010 Portfolio -- Initial        Seeks high total return with a           FMR Co., Inc.
 Class                                   secondary objective of principal
                                         preservation as the fund approaches
                                         its target date and beyond.
Freedom 2015 Portfolio -- Initial        Seeks high total return with a           FMR Co., Inc.
 Class                                   secondary objective of principal
                                         preservation as the fund approaches
                                         its target date and beyond.
Freedom 2020 Portfolio -- Initial        Seeks high total return with a           FMR Co., Inc.
 Class                                   secondary objective of principal
                                         preservation as the fund approaches
                                         its target date and beyond.
Freedom 2025 Portfolio -- Initial        Seeks high total return with a           FMR Co., Inc.
 Class                                   secondary objective of principal
                                         preservation as the fund approaches
                                         its target date and beyond.
Freedom 2030 Portfolio -- Initial        Seeks high total return with a           FMR Co., Inc.
 Class                                   secondary objective of principal
                                         preservation as the fund approaches
                                         its target date and beyond.
Government Money Market                  Seeks as high a level of current         Fidelity Management & Research
 Portfolio -- Initial Class              income as is consistent with             Company
                                         preservation of capital and liquidity.   Subadviser: Fidelity Investments
                                                                                  Money Management, Inc.
Growth & Income Portfolio --             Seeks high total return through a        Fidelity Management & Research
 Service Class 2                         combination of current income and        Company
                                         capital appreciation.                    Subadviser: FMR Co., Inc.
High Income Portfolio -- Initial Class   Seeks a high level of current income,    Fidelity Management & Research
                                         while also considering growth of         Company
                                         capital.                                 Subadviser: FMR Co., Inc.
Index 500 Portfolio -- Initial Class     Seeks investment results that            Fidelity Management & Research
                                         correspond to the total return of        Company
                                         common stocks publicly traded in         Subadvisers: FMR Co., Inc.; Geode
                                         the United States, as represented by     Capital Management, LLC
                                         the S&P 500(R) Index.
Investment Grade Bond Portfolio --       Seeks as high a level of current         Fidelity Management & Research
 Service Class                           income as is consistent with the         Company
                                         preservation of capital.                 Subadviser: Fidelity Investments
                                                                                  Money Management, Inc.

                  FUND                            INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- --------------------------------------
Mid Cap Portfolio -- Service Class 2    Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
Overseas Portfolio -- Service Class 2   Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadvisers: FMR Co., Inc.; FMR
                                                                                Investment Management (UK) Limited
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
Franklin Mutual Global Discovery        Seeks capital appreciation.             Franklin Mutual Advisers, LLC
 VIP Fund -- Class 2
Franklin Small-Mid Cap Growth VIP       Seeks long-term capital growth.         Franklin Advisers, Inc.
 Fund -- Class 2+
Templeton Developing Markets VIP        Seeks long-term capital appreciation.   Templeton Asset Management Ltd.
 Fund -- Class 2
Templeton Foreign VIP Fund --           Seeks long-term capital growth.         Templeton Investment Counsel, LLC
 Class 2
Templeton Global Bond VIP Fund --       Seeks high current income,              Franklin Advisers, Inc.
 Class 1                                consistent with preservation of
                                        capital, with capital appreciation as
                                        a secondary consideration.
JANUS ASPEN SERIES -- SERVICE SHARES
Janus Henderson Enterprise Portfolio    Seeks long-term growth of capital.      Janus Capital Management LLC
Janus Henderson Global Research         Seeks long-term growth of capital.      Janus Capital Management LLC
 Portfolio+
Janus Henderson Global Technology       Seeks long-term growth of capital.      Janus Capital Management LLC
 Portfolio
Janus Henderson Mid Cap Value           Seeks capital appreciation.             Janus Capital Management LLC
 Portfolio                                                                      Subadviser: Perkins Investment
                                                                                Management LLC
Janus Henderson Overseas Portfolio      Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor, LLC
 Growth Portfolio                                                               Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Appreciation       Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor, LLC
 Portfolio                                                                      Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Dividend           Seeks dividend income, growth of        Legg Mason Partners Fund Advisor, LLC
 Strategy Portfolio                     dividend income and long-term           Subadviser: ClearBridge Investments,
                                        capital appreciation.                   LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor, LLC
 Growth Portfolio                                                               Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital as    Legg Mason Partners Fund Advisor, LLC
 Value Portfolio                        its primary objective. Current          Subadviser: ClearBridge Investments,
                                        income is a secondary objective.        LLC

                  FUND                            INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- --------------------------------------
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Variable Global High      Seeks to maximize total return.         Legg Mason Partners Fund Advisor, LLC
 Yield Bond Portfolio                                                           Subadvisers: Western Asset
                                                                                Management Company; Western Asset
                                                                                Management Company Limited;
                                                                                Western Asset Management Company
                                                                                Pte. Ltd.
MFS(R) VARIABLE INSURANCE TRUST --
 INITIAL CLASS
MFS(R) Global Equity Series             Seeks capital appreciation.             MFS(R) Investment Management
MFS(R) New Discovery Series             Seeks capital appreciation.             MFS(R) Investment Management
MFS(R) VARIABLE INSURANCE TRUST II --
 INITIAL CLASS
MFS(R) High Yield Portfolio             Seeks total return with an emphasis     MFS(R) Investment Management
                                        on high current income, but also
                                        considering capital appreciation.
MORGAN STANLEY VARIABLE INSURANCE
 FUND, INC. -- CLASS I
Emerging Markets Debt Portfolio         Seeks high total return by investing    Morgan Stanley Investment
                                        primarily in fixed income securities    Management Inc.
                                        of government and
                                        government-related issuers and, to a
                                        lesser extent, of corporate issuers in
                                        emerging market countries.
Emerging Markets Equity Portfolio       Seeks long-term capital appreciation    Morgan Stanley Investment
                                        by investing primarily in               Management Inc.
                                        growth-oriented equity securities of    Subadviser: Morgan Stanley Investment
                                        issuers in emerging market countries.   Management Company
OPPENHEIMER VARIABLE ACCOUNT
 FUNDS -- NON-SERVICE SHARES
Oppenheimer Main Street Small Cap       Seeks capital appreciation.             OFI Global Asset Management, Inc.
 Fund(R)/VA                                                                     Subadviser: OppenheimerFunds, Inc.
PIMCO VARIABLE INSURANCE TRUST --
 ADMINISTRATIVE CLASS
PIMCO All Asset Portfolio               Seeks maximum real return               PIMCO
                                        consistent with preservation of real    Subadviser: Research Affiliates, LLC
                                        capital and prudent investment
                                        management.
PIMCO CommodityRealReturn(R)            Seeks maximum real return,              PIMCO
 Strategy Portfolio                     consistent with prudent investment
                                        management.
PIMCO Long-Term U.S. Government         Seeks maximum total return,             PIMCO
 Portfolio                              consistent with preservation of
                                        capital and prudent investment
                                        management.
PIMCO Low Duration Portfolio            Seeks maximum total return,             PIMCO
                                        consistent with preservation of
                                        capital and prudent investment
                                        management.

                 FUND                            INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
------------------------------------- ----------------------------------------- -------------------------------------
PIMCO Total Return Portfolio          Seeks maximum total return,               PIMCO
                                      consistent with preservation of
                                      capital and prudent investment
                                      management.
PIONEER VARIABLE CONTRACTS TRUST --
 CLASS II
Pioneer Mid Cap Value VCT Portfolio   Seeks capital appreciation by             Amundi Pioneer Asset Management,
                                      investing in a diversified portfolio of   Inc.
                                      securities consisting primarily of
                                      common stocks.
PUTNAM VARIABLE TRUST -- CLASS IB
Putnam VT International Value Fund    Seeks capital growth. Current             Putnam Investment Management, LLC
                                      income is a secondary objective.
ROYCE CAPITAL FUND -- INVESTMENT
 CLASS
Royce Micro-Cap Portfolio             Seeks long-term growth of capital.        Royce & Associates, LP
Royce Small-Cap Portfolio             Seeks long-term growth of capital.        Royce & Associates, LP
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive     Seeks capital appreciation and            1919 Investment Counsel, LLC
 Balanced Fund                        retention of net investment income.
VANGUARD VARIABLE INSURANCE FUND
Diversified Value Portfolio           Seeks to provide long-term capital        Barrow, Hanley, Mewhinney & Strauss,
                                      appreciation and income.                  LLC
Equity Index Portfolio                Seeks to track the performance of a       The Vanguard Group, Inc.
                                      benchmark index that measures the
                                      investment return of
                                      large-capitalization stocks.
Mid-Cap Index Portfolio               Seeks to track the performance of a       The Vanguard Group, Inc.
                                      benchmark index that measures the
                                      investment return of
                                      mid-capitalization stocks.
Short-Term Investment-Grade           Seeks to provide current income           The Vanguard Group, Inc.
 Portfolio                            while maintaining limited price
                                      volatility.
Small Company Growth Portfolio        Seeks to provide long-term capital        ArrowMark Colorado Holdings, LLC;
                                      appreciation.                             The Vanguard Group, Inc.
Total Stock Market Index Portfolio    Seeks to track the performance of a       The Vanguard Group, Inc.
                                      benchmark index that measures the
                                      investment return of the overall stock
                                      market.


+     Not available under all Policies. Availability depends on Policy issue date.


                                 VOTING RIGHTS


The Company is the legal owner of Fund shares. However, we believe that when a Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain instructions on how to vote Fund shares from Policy Owners who have chosen the corresponding Investment Option. Accordingly, we will send you proxy materials and voting instructions. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Policy Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Policy Owners may control the outcome of the vote.

Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual or semi-annual report to Policy Owners.


                             CONFLICTS OF INTEREST


The Funds may also be available to separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to qualified plans. Due to differences in redemption rates, tax treatment or other considerations, the interests of various shareholders participating in a Fund could conflict. Each will be monitored for the existence of any material conflicts by its Board of Directors to determine what action, if any, should be taken. The prospectuses for the Funds have more details.


                               THE FIXED ACCOUNT
                      (MAY NOT BE AVAILABLE IN ALL STATES)

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the General Account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

You may allocate some of your Net Premium Payments and transfer some of your Contract Value to the Fixed Account, subject to certain restrictions. (See "Transfers.") We credit the portion of Contract Value allocated to the Fixed Account with interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined at our sole discretion and declared at the beginning of each calendar quarter and guaranteed only for that quarter. The interest rate will be included in your quarterly statements.

Under the Fixed Account, which is part of the Company's General Account, we assume the risk of investment gain or loss and guarantee a specified interest rate. The investment gain or loss of the Separate Account, the Investment Options or the Funds does not affect the Fixed Account portion of the Policy Owner's Contract Value. The Fixed Account will not share in the investment performance of our General Account but is subject to the claims of our creditors. See the Transfers section for information on restrictions on transfers into and out of the Fixed Account.



                         POLICY CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
We deduct the charges described below. The charges are for services and benefits we provide, costs and expenses we incur, and risks we assume under the Policies. The amount of a charge may not exactly correspond to the costs associated with providing the services or benefits indicated by the designated charge. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expense charges.

The SERVICES AND BENEFITS we provide include:

   o the ability for you to make withdrawals and surrenders under the Policies;

   o   the ability for you to obtain a loan under the Policies;

   o   the Death Benefit paid on the death of the Insured;

   o   making available a variety of Investment Options and related programs;

   o administration of the various elective options available under the Policies; and

   o   the distribution of various reports to Policy Owners.

The COSTS AND EXPENSES we incur include:

   o expenses associated with underwriting applications and increases in the Stated Amount;

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Policies;

   o sales and marketing expenses including commission payments to your sales agent; and

   o   other costs of doing business.

RISKS we assume include:

   o that the Insured may live for a shorter period of time than estimated resulting in the payment of greater Death Benefits than expected; and

   o that the costs of providing the services and benefits under the Policies will exceed the charges deducted.


                            CHARGES AGAINST PREMIUM


We deduct certain charges from each Premium Payment you make before we allocate that Premium Payment (NET PREMIUM PAYMENT) among the Investment Options and the Fixed Account.

   o FRONT-END SALES EXPENSE CHARGE: We deduct a front-end sales charge from each Premium Payment received. This charge helps us defray our costs for sales and marketing expenses, including commission payments to your sales agent. The Sales Expense Charge is summarized in the chart below.


                        SALES EXPENSE CHARGES            SALES EXPENSE CHARGES
                         ON A CURRENT BASIS              ON A GUARANTEED BASIS
                   -------------------------------   ------------------------------
                    UP TO TARGET     ABOVE TARGET     UP TO TARGET     ABOVE TARGET
  POLICY YEARS         PREMIUM          PREMIUM          PREMIUM         PREMIUM
----------------   --------------   --------------   --------------   -------------
  Years 1 -- 2          7%              2.25%             12%              8%
  Years 3 -- 7          6%              2.25%             12%              8%
    Years 8+           3.5%             2.25%             12%              8%

Currently, 2.25% of the Sales Expense Charge is designed to compensate the Company for STATE PREMIUM TAXES owed by the Company associated with the receipt of Premium Payments, which cost is borne by the Policy Owner. These taxes vary from state to state and currently range from 0.75% to 3.50%. Because there is a range of premium taxes, a Policy Owner may pay a premium charge that is higher or lower than the premium tax actually assessed or not assessed against the Company in his or her jurisdiction. Likewise, 1.25% of the Sales Expense Charge (up to Target Premium) is designed to compensate us for FEDERAL TAXES (federal deferred acquisition cost charge) associated with the receipt of Premium Payments, which cost is borne by the Policy Owner.


                         CHARGES AGAINST CONTRACT VALUE


MONTHLY DEDUCTION AMOUNT: Several charges are combined in the Monthly Deduction Amount, which we deduct pro rata from each of the Investment Option's values attributable to the Policy and the Fixed Account. We deduct the amount on the first day of each Policy Month (the DEDUCTION DATE). The dollar amount of the Monthly Deduction Amount will vary from month to month. The Monthly Deduction Amount consists of (1) the Cost of Insurance Charge, (2) the Policy Administrative Expense Charge, (3) Monthly Sales Expense Charge and (4) charges for any Rider. These are described below.

   o COST OF INSURANCE CHARGE: The cost of insurance charge is the primary charge under your Policy for the life insurance protection (Coverage Amount) we provide you. THE COVERAGE AMOUNT IS EQUAL TO THE AMOUNT INSURED LESS THE CONTRACT VALUE. Like other policy charges, we may profit from the cost of insurance charge and may use these profits for any lawful purpose such as the payment of distribution and administrative expenses. The amount of the cost of insurance charge depends on: (1) the amount of life insurance coverage; (2) the Contract Value of your Policy on the date of the deduction; and (3) the current cost per dollar for insurance coverage.

   o There are maximum or GUARANTEED COST OF INSURANCE RATES associated with your Policy that are shown on the Policy Summary page of your Policy. For Policies with an Issue Date before January 1, 2009, the guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables or the 1980 Commissioners Ordinary Mortality Table B, which are used for unisex cost of insurance rates. For Policies with an Issue Date on or after January 1, 2009, the guaranteed rates are based on the 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Tables"). Unisex guaranteed cost of insurance rates are based on the 2001 CSO Table weighted 80% male, 20% female. The rates are also based on the age, gender and risk class of the Insured.

   o The CURRENT COST OF INSURANCE RATES are based on the age, risk class and gender (unless unisex rates are required) of the Insured, as well as the method of underwriting we use in connection with processing your application for a Policy (See "Applying for a Policy"). The current rates are less than or equal to the guaranteed rates and they will never exceed the guaranteed rates in the future. We will base any future changes in these rates only on our future expectations as to mortality, expenses and persistency. Nothing in the Policy will be affected by our actual mortality and expenses experienced under Policies issued. We will determine the current rates for the initial base Stated Amount and for each increase to the Stated Amount at the start of each Policy Year and will guarantee them for that Policy Year. Any change that we make in the current rates will be on a uniform basis for Insureds of the same age, sex, duration and rate class.

   o POLICY ADMINISTRATIVE EXPENSE CHARGE: A $5.00 fee. Guaranteed not to exceed $10 per month.

   o MONTHLY SALES EXPENSE CHARGE: Except for Policies issued on or after January 1, 2009, for which the current charge is $0, the current and guaranteed maximum Monthly Sales Expense Charge is a monthly rate per thousand equal to $0.10 times the percentage of initial base Stated Amount. This monthly rate is applied to the greater of (1) and (2) where
       (1) is equal to 6 times first year premium and (2) is equal to the lesser of (a) and (b) where (a) is equal to the initial total Stated Amount and (b) is equal to the product of (i) initial total Death Benefit, (ii) the target premium factor per thousand (see Appendix C) and (iii) 2%. This charge applies for 20 years from the effective date of the total initial Stated Amount and any increases in coverage. Any increase in coverage after the original issue date will be assessed a charge for 20 years from the effective date of the increase.

   o MONTHLY SALES LOAD (FOR THE INSURED TERM RIDER, IF APPLICABLE): The guaranteed maximum Monthly Sales Load is a monthly rate per thousand equal to $0.10 times the percentage of initial term Stated Amount. This monthly rate is applied to the greater of (1) and (2) where (1) is equal to 6 times first year premium and (2) is equal to the lesser of (a) and
       (b) where (a) is equal to the initial total Stated Amount and (b) is equal to the product of (i) initial total Death Benefit, (ii) the target premium factor per thousand (see Appendix C) and (iii) 2%. This charge applies for 20 years from the effective date of the total initial Stated Amount and any increases in coverage. Any increase in coverage after the original issue date will be assessed a charge for 20 years from the effective date of the increase. The current Monthly Sales Load is $0.

   o CHARGES FOR RIDERS: The Company will include a supplemental benefits charge in the Monthly Deduction Amount if you have elected any Riders for which there is a charge. The amount of this charge will vary depending upon the actual Rider selected.

   o   SURRENDER CHARGES: There is no surrender charge.


                      CHARGES AGAINST THE SEPARATE ACCOUNT
             (NOT ASSESSED ON CONTRACT VALUES IN THE FIXED ACCOUNT)

MORTALITY AND EXPENSE RISK CHARGE: We deduct a daily charge for mortality and expense risks from the assets in the Investment Options. The mortality risk assumed under the Policies is that the Insured may not live as long as expected. The expense risk charge assumed is that the expenses incurred in issuing and administering the Policies may be greater than expected. In addition, a portion of the mortality and expense risk charge may be used to pay sales commissions and expenses.


                  M&E CHARGE ON A     M&E CHARGE ON A
                   CURRENT BASIS      GUARANTEED BASIS
 POLICY YEARS         (ANNUAL)            (ANNUAL)
--------------   -----------------   -----------------
     1-25             0.35%                0.75%
   Years 26+          0.20%                0.75%

                                  FUND CHARGES


Fund charges are not direct charges under the Policy. When you allocate money to the Investment Options, the Separate Account purchases shares of the corresponding Funds at net asset value. The net asset value reflects investment advisory fees and other expenses already deducted from the Funds. See the "Fee Tables" section in this prospectus and the Fund company prospectuses for information on the Fund charges.

                MODIFICATION, RESERVED RIGHTS AND OTHER CHARGES


We may offer the Policy in arrangements where an employer or trustee will own a group of Policies on the lives of certain employees, or in other situations where groups of Policies will be purchased at one time. We may modify (increase, decrease or eliminate) the mortality and expense risk charge, front-end sales charges and monthly policy administrative expense charges in such arrangements to reflect the increased or decreased sales expenses, administrative costs and/or mortality and expense risks we expect to incur as a result of sales to a particular group. We will not modify these charges in ways that will be unfairly discriminatory to any person.

We reserve the right to charge for transfers, illustrative reports and to charge the assets of each Investment Option for a reserve of any income taxes payable by the Company on the assets attributable to that Investment Option.



                               POLICY DESCRIPTION
--------------------------------------------------------------------------------
The Policy is both an insurance product and a security. The Policy is first and foremost a life insurance policy with death benefits, contract values and other features traditionally associated with life insurance. The Policy is a security because the Contract Value and, under certain circumstances, the Amount Insured and Death Benefit may increase or decrease to reflect the performance of the Funds and/or the Fixed Account that you direct your Net Premium Payments to.
The Policy is non-participating, which means the Company will not pay dividends on the Policy.


                             APPLYING FOR A POLICY


To purchase a Policy, an APPLICATION on the Insured must be submitted to us with information that includes:

   o   Requested Stated Amount (minimum of $50,000)

   o   Death Benefit Option

   o   Beneficiary

   o   Investment Option selections, and

   o   Rider selections.

Policies generally will be issued only on the life of an Insured between the ages of 20-80. We will then follow certain underwriting procedures designed to determine the insurability of the proposed Insured and may require medical examinations and additional information about the proposed Insured before the application is approved. There are three types of underwriting available under the Policy. We decide which type to use based on the total number of eligible possible Insureds within the eligible group for whom a Policy could be purchased and the percentage of those Insureds for whom a Policy is actually purchased. The three types of underwriting are:

   o Guaranteed Issue -- requires the least evidence of insurability and rating classification.

   o Simplified Underwriting -- requires more evidence of insurability and rating classification.

   o Full Underwriting -- requires the most evidence of insurability and rating classification.

An Insured who qualifies for standard or preferred risk classification under full underwriting may pay higher cost of insurance rates if simplified underwriting or guaranteed issue is applied.

A Policy will be issued only after the underwriting process is completed to our satisfaction (ISSUE DATE). The POLICY DATE (shown on the Policy Summary) is the date we use to determine all future transactions on the Policy (e.g., deduction dates, policy years). If you pay your initial premium with your application, we will deposit that premium in a non-interest bearing account during the underwriting period.

We reserve the right to reject an application for any reason subject to the requirements imposed by law in the jurisdiction where the requested insurance Policy was to be issued and delivered. If the application is declined or cancelled, the full amount paid with the application will be refunded. We may apply increased charges for the underwriting classification of a proposed Insured.

                       RIGHT TO CANCEL (FREE LOOK PERIOD)


An applicant may cancel the Policy by returning it via mail or personal delivery to the Company at our Administrative Office or to the agent who sold the Policy. The Policy must be returned by the latest of:

    (1)   10 days after delivery of the Policy to the Policy Owner, or

    (2)   45 days of completion of the Policy application, or

    (3) 10 days after the Notice of Right to Cancel has been mailed or delivered to the Applicant, whichever is later, or

    (4)   later if required by state law.

Depending on state law, we will refund either:

    (1)   All Premium Payments less any Outstanding Loans, or

    (2) The Contract Value of the Policy on the date we received the returned Policy, plus any charges and expenses that were deducted, less any Outstanding Loans.

During the Right to Cancel period, we allocate Net Premium Payments to the money market portfolio unless you purchase a Policy in a state that permits us to refund Contract Value. If you purchase the Policy in a state that permits us to refund Contract Value, we will invest your Net Premium Payments in the Investment Options you select during the Right to Cancel period.


                              WHEN COVERAGE BEGINS


Except as stated in the Temporary Insurance Agreement, no insurance will take effect prior to the later of the Issue Date or the Policy Date shown on the Policy Summary. Insurance issued will take effect on the later of the Issue Date or the Policy Date shown on the Policy Summary if, on the later of the Policy Date or the Issue Date, the health and other conditions relating to insurability remain complete and true as described in the application.

You may request a Policy Date of up to twelve months prior to the Issue Date for the purpose of preserving a younger Age, or other reasons, subject to our administrative procedures and state laws (a "back-dated policy"). In many but not all cases, a younger Age will result in a smaller Planned Premium and lower cost of insurance charges. However, we will deduct the Monthly Deduction Amount under the Policy beginning on the Policy Date even though insurance coverage will not be effective until the Issue Date of the Policy.


                    INCOME TAX FREE `SECTION 1035' EXCHANGES

You can generally exchange one life insurance policy for another in a `tax-free exchange' under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income tax on the gain and potentially an early withdrawal or other penalty on the exchange. You should not exchange an existing life insurance policy for this one unless you determine, after knowing all the facts and consultation with a tax adviser, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).


                            OWNERSHIP/POLICY RIGHTS

The POLICY OWNER is the person who has the right to exercise all of the rights and options under the Policy, and to make changes to the Policy while the Insured is alive. Usually, the person who is buying the Policy is also the Policy Owner. However, in some instances, the Policy Owner can be an entity such as a trust or someone other than the person who is buying the Policy. In either situation, the Policy Owner may exercise certain rights that are described below. Some changes to the Policy require additional underwriting approval.

   o   Assigning the Policy

       The Policy Owner may assign the Policy as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment. Assigning the Policy may have tax consequences. See "Tax Treatment of Policy Benefits." You should consult a tax adviser before assigning the Policy.

   o   Receiving the Maturity Benefit

       If the Insured is living on the Maturity Date, we will pay you the Contract Value of the Policy as of the Maturity Date, less any:

           1.  Outstanding Loan;

           2.  Monthly Deduction Amount due but not paid; and

           3. Amount payable to an assignee under a collateral assignment of the Policy.

       Upon maturity, insurance ends and we have no further obligation under the Policy.

   o   Changing or Revoking a Beneficiary

       The BENEFICIARY is named in the Policy application and is the person who receives the Death Benefit when the Insured dies. More than one Beneficiary may be named and you may make your Beneficiary designation irrevocable. When the Insured dies, if no Beneficiary is alive, the Death Benefit will be paid to you, if you are alive, otherwise to your estate.

       Unless you irrevocably named the Beneficiary, you may name a new Beneficiary while the Insured is living and while your Policy is in force by writing us at our Administrative Office. Subject to our receipt of the change, any change in beneficiary will be effective on the date you sign the notice of change regardless of whether the Insured has died at the time we receive the notice; however, we will have no further responsibility if we made any payment before we receive the notice of change.

   o   Decreases in the Stated Amount of Insurance

       You may request a decrease in the Stated Amount after the first Policy Year, provided that the Stated Amount after any decrease is not less than the minimum amount of $50,000. For purposes of determining the Cost of Insurance charge, a decrease will reduce the Stated Amount in the following order:

           1.  against the most recent increase in the Stated Amount;

           2.  to other increases in the reverse order in which they occurred;
               and

           3.  to the initial Stated Amount.

       A decrease in Stated Amount in a substantially funded Policy may cause a cash distribution that is included in your gross income.

       We will send you a supplemental Policy Summary reflecting any change. We reserve the right to limit the number of decreases to the Stated Amount to one each Policy Year.

   o   Changing the Death Benefit Option

       After the first Policy Year, if the Insured is still alive you may change the Death Benefit Option by sending a written request to the Company at our Administrative Office. The Stated Amount will be adjusted so the Coverage Amount remains level. There is no other direct consequence of changing a Death Benefit option, except as described under "Tax Treatment of Policy Benefits." However, the change could affect future values of the Coverage Amount. The Cost of Insurance Charge, which is based on the Coverage Amount, may be different in the future. The following changes in Death Benefit Options are permissible:
       Options 1-2, Options 2-1 and Options 3-1.

       If the option is changed from Option 1 to Option 2, the Stated Amount will be reduced by the amount of the Contract Value at the time of the change. If the option is changed from Option 2 to Option 1, the Stated Amount will be increased by the amount of the Contract Value at the time of the option change. If the option is changed from Option 3 to Option 1, the Stated Amount will be increased by the amount of accumulated premiums paid at the time of the option change.

       It is not permitted to change from Option 3 to Option 2, from Option 1 to Option 3 and from Option 2 to Option 3.

   o Increases in the Stated Amount (requires additional underwriting approval)

       You may request an increase to the Stated Amount after the first Policy Year and prior to the Policy Anniversary on which the Insured is age 80. We will not allow a requested increase to the Stated Amount for less than the Minimum Increase Amount shown on your Policy Summary page. The increase will be effective on the date shown on the supplemental Policy Summary that we will send you. We will require you to submit a new application and evidence of insurability. Any increase in Stated Amount (whether from a request by you or from a change in the Death Benefit) will result in overall higher cost of insurance charges and the cost of insurance charges associated with the increase amount may be higher than the cost of insurance charges associated with the original Stated Amount in consideration of the attained age of the Insured at the time the increase is requested. . The effective date of any increase in Stated Amount will generally be the Deduction Date next following either the date of a new application or, if different, the date requested by the applicant.

       We reserve the right to limit the number of increases to the Stated Amount to one each Policy Year.

Written requests for changes should be sent to our Administrative Office. Some of these Policy changes may have tax consequences. You should consult a tax adviser before requesting any of these changes.



                                    PREMIUMS
--------------------------------------------------------------------------------
               AMOUNT, FREQUENCY AND DURATION OF PREMIUM PAYMENTS


The Policy allows you to choose the amount and frequency (e.g., monthly, semi-annually, annually) of your Premium Payments within certain guidelines (PLANNED PREMIUM). The amount of your Premium Payment will vary based on factors including: the age, sex and rating classification of the Insured. The minimum initial premium we will accept is the amount necessary to pay the Monthly Deduction Amount due.

Prior to the Maturity Date, you may request a change in the amount and frequency of your Planned Premium Payments and also make unscheduled Premium Payments as long as receipt of such payments or change would not disqualify the Policy as life insurance under applicable federal tax laws. We reserve the right to require evidence of insurability before we accept any additional Premium Payment that would increase insurance coverage.

You may make Premium Payments by:

   o   mailing a check, payable to Brighthouse Life Insurance Company, to:
       Brighthouse Life Insurance Company, Specialized Benefit Resources, at our Administrative Office;

   o by direct checking account deductions (you must complete a pre-authorization collection form) (this method of premium payment is not currently available); or

   o   by wire transfer.

If you send your Premium Payments or transaction requests to an address other than the one we have designated for receipt of such Premium Payments or requests, we may return the Premium Payment to you, or there may be a delay in applying the Premium Payment or transaction to your Policy.

We do not accept Premium Payments made in cash or by money orders. The form in which we receive a Premium Payment may determine how soon subsequent disbursement requests may be fulfilled. See "Other Policy Information -- Payment and Suspension of Valuation."

If you do not make your Planned Premium Payment on schedule, your policy may lapse. In addition, even if you make your Planned Premiums on schedule, your Policy may lapse if the Cash Surrender Value of the Policy is insufficient to cover the Monthly Deduction Amount. In either of these cases, before your Policy lapses your Policy will be in default and a GRACE PERIOD will begin. Thirty days after the default happens we will send you a lapse notice stating the amount due to keep the Policy in effect and the date by which you must pay it. If the Insured dies during the Grace Period before you have paid the required premium, we will still pay the Death Benefit under the Policy although we will reduce the Death Benefit proceeds by any Monthly Deduction Amount due and the amount of any Outstanding Loans. If the required Premium Payment is not paid within 31 days (subject to state law) after the notice is sent, the Policy will lapse.

                         ALLOCATION OF PREMIUM PAYMENTS


During the underwriting period, any Net Premium Payments we receive will be placed in a non-interest bearing account. On the Policy Date we will allocate your Net Premium Payments to the Investment Options and Fixed Account in the percentages you indicate on the application (premium allocation instructions). However, if state law requires us to return Premium Payments if you exercise your right to cancel the Policy during the Right to Cancel period, then, we will allocate your Net Premium Payments to the money market portfolio from the Policy Date until the end of the Right to Cancel period, and thereafter to the Investment Options and Fixed Account you selected.

Any allocation must be at least 5% and must be a whole percentage. We are not currently enforcing these restrictions but reserve the right to do so in the future.

You may change your Premium Payment allocation instructions upon written request to us (or any other notification we deem satisfactory) at our Administrative Office. Any allocation change will be effective on the date we record the change. Any future Premium Payments will be allocated in accordance with the new allocation, unless we receive contrary written instructions.

Unless underwriting is required, we will process a Premium Payment or other transaction as of the next computed Accumulation Unit Value of an Investment Option following our receipt of the Premium Payment or other transaction request in good order. A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if it is not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.


We reserve the right to make certain changes to the Funds. (See "The Funds.")




                            VALUES UNDER YOUR POLICY
--------------------------------------------------------------------------------
                                 CONTRACT VALUE


Each Policy has a CONTRACT VALUE that is used as the basis for determining Policy benefits and charges. On each business day your Policy has a Contract Value, which we use to determine how much money is available to you for loans, surrenders and in some cases the Death Benefit.

A Policy's Contract Value is the sum of the values held in the Investment Options, the Fixed Account and the Loan Account. A Policy's Contract Value will change daily, has no guaranteed minimum value and may be more or less than the Premiums paid. We calculate the Policy's Contract Value each day the New York Stock Exchange is open for trading (a VALUATION DATE). The period between successive Valuation Dates is called a VALUATION PERIOD.

The Contract Value will increase or decrease depending on the investment performance of the Investment Options, the Premium Payments you make, the fees and charges we deduct and any Policy transactions (loans, withdrawals, surrenders) you make.


                          INVESTMENT OPTION VALUATION


The value of each Investment Option is measured in ACCUMULATION UNITS. We value each Investment Option on each Valuation Date. Every time you allocate or transfer money to or from an Investment Option we convert that dollar amount into units. The value of an Accumulation Unit for each Investment Option is initially set at $1.00 and may vary among Investment Options and from one Valuation Period to the next. We determine each Investment Option's Accumulation Unit Value (AUV) on each Valuation Date by multiplying the value on the immediately preceding Valuation Date by the corresponding NET INVESTMENT FACTOR (see below) for the Valuation Period just ended. For example, to calculate Monday's Valuation Date price, we would multiply Friday's Accumulation Unit Value by Monday's Net Investment Factor.

The Net Investment Factor is simply an index we use to measure the investment performance of an Investment Option from one Valuation Period to the next. Each Investment Option has a Net Investment Factor for each Valuation Period that may be greater or less than one. Therefore, the value of an Accumulation Unit (and the value of the Investment Option) may increase or decrease.


We determine the NET INVESTMENT FACTOR for any Valuation Period using the following   a
                                                                                     --
  equation:                                                                             - c
                                                                                      b

A is:

    1. the net asset value per share of the Fund held in the Investment Option as of the Valuation Date; plus

    2. the per-share amount of any dividend or capital gain distribution on shares of the Fund held by the Investment Option if the ex-dividend date occurs in the Valuation Period just ended; plus or minus

    3. a per-share charge or credit, as we may determine on the Valuation Date for tax reserves; and

B is:

    1. the net asset value per share of the Fund held in the Investment Option as of the last prior Valuation Date; plus or minus

    2. the per-share or per-unit charge or credit for tax reserves as of the end of the last prior Valuation Date; and

C is the applicable Investment Option deduction for the Valuation Period.

The Accumulation Unit Value may increase or decrease. The number of Accumulation Units credited to your Policy will not change as a result of the Investment Option's investment experience. The Separate Account will redeem Fund shares at their net asset value, to the extent necessary to make payments under the Policy.

Net Premium Payments will be credited to your Policy based on the Accumulation Unit Value next determined of the applicable Investment Option after we receive the Premium Payment in good order.

Transfers between Investment Options will result in the addition or reduction of Accumulation Units having a total value equal to the dollar amount being transferred to or from a particular Investment Option. The number of Accumulation Units will be determined by dividing the amount transferred by the Accumulation Unit Value of the Investment Options involved as of the next Valuation Date after we receive your request for transfer at our Administrative Office.


                            FIXED ACCOUNT VALUATION


The Fixed Account value on the Policy Date is equal to the portion of the initial Net Premium Payment allocated to the Fixed Account. The Fixed Account value on each subsequent day is equal to the Fixed Account value on the preceding day, plus:

    a. Net Premium Payments allocated to the Fixed Account since the preceding day

    b. Amounts transferred to the Fixed Account from the Investment Options and the Loan Account since the preceding day

    c.  Interest credited to the Fixed Account since the preceding day,

     minus:

    d. Amounts transferred out of the Fixed Account to the Investment Options and the Loan Account since the preceding day

    e. Amounts transferred out of the Fixed Account to pay applicable Deduction Amount charges (the portion of the Deduction Amount charged will be based upon the proportion of the Fixed Account value relative to the CONTRACT VALUE) since the preceding day

    f. Any transfer charges that have been deducted from the Fixed Account since the preceding day

    g. Any surrender amounts that have been deducted from the Fixed Account since the preceding day

    h. Any Stated Amount decrease charges that have been deducted from the Fixed Account since the preceding day.


                             LOAN ACCOUNT VALUATION


When you borrow money from us using the Policy as collateral for the loan, we transfer an amount equal to the loan from the Investment Options (pro-rata) to the Loan Account as collateral for that loan. Loan amounts will be transferred from the Fixed Account only if insufficient amounts are available in the Investment Options. You may borrow up to 100% of the Policy's Cash Surrender Value. The value in the Loan Account is charged a fixed rate of interest declared by us that will not exceed 5.00%. We charge this interest in arrears at the end of each Policy Year. In addition, the value in the Loan Account will be credited, in arrears, with a fixed rate of interest declared by us that will be at least 4% annually. Currently, we credit the value in the Loan Account 4.40% in Policy Years 1-10, 4.50% in Policy Years 11-20, and 4.85% in Policy Years 21 and later.

When we determine a Policy's Contract Value, the value in the Loan Account (i.e., the amount we transferred from the Investment Options and the Fixed Account to secure the loan, adjusted for any repayments or additional Policy loans) and the result of any interest charged or credited on such amount, is added together with the values in the Investment Options and the Fixed Account.



                                   TRANSFERS
--------------------------------------------------------------------------------
                          TRANSFERS OF CONTRACT VALUE


Generally, you may transfer Contract Value among the Investment Options. Transfer requests received at our Administrative Office or Andesa Services, Inc. that are in good order before the close of the New York Stock Exchange
(NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.


RESTRICTIONS ON TRANSFERS

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET.

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Policy Owners to transfer Contract Value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Funds, which in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g. beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds (the "Monitored Funds"). In addition, as described below, we treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Funds. We monitor transfer activity in the following Monitored Funds:


     AB VPS Global Thematic Growth Portfolio
     AB VPS International Value Portfolio
     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds High-Income Bond Fund
     American Funds International Fund
     American Funds New World Fund(R)
     Baillie Gifford International Stock Portfolio
     BlackRock High Yield Portfolio
     Brighthouse Small Cap Value Portfolio
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio

     Brighthouse/Eaton Vance Floating Rate Portfolio
     Clarion Global Real Estate Portfolio
     Delaware VIP(R) Small Cap Value Series
     Emerging Markets Debt Portfolio
     Emerging Markets Equity Portfolio
     Franklin Mutual Global Discovery VIP Fund
     Franklin Small-Mid Cap Growth VIP Fund
     Harris Oakmark International Portfolio
     High Income Portfolio
     International Value Portfolio
     Invesco Small Cap Growth Portfolio
     Invesco V.I. International Growth Fund
     Janus Henderson Global Research Portfolio
     Janus Henderson Global Technology Portfolio
     Janus Henderson Overseas Portfolio

     Loomis Sayles Global Allocation Portfolio

     Loomis Sayles Small Cap Core Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Global Equity Series
     MFS(R) High Yield Portfolio
     MFS(R) New Discovery Series
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     Oppenheimer Main Street Small Cap Fund(R)/VA
     Opportunistic Small Cap Portfolio
     Overseas Portfolio
     Putnam VT International Value Fund
     Royce Micro-Cap Portfolio
     Royce Small-Cap Portfolio
     Small Company Growth Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund
     Templeton Global Bond VIP Fund
     Western Asset Management Strategic Bond Opportunities Portfolio Western Asset Variable Global High Yield Bond Portfolio

We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine, if for each of Monitored Funds, in a 12-month period there were (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE FUNDS. We may change the Monitored Funds at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Funds under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Funds, American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Funds that exceeds our current transfer limits, upon a first violation you will receive a warning letter. Upon a second violation, we will exercise our contractual right to revise, suspend or eliminate transfer privileges, including limiting the acceptable mode of requesting transfers, and thereafter will only accept transfer requests via regular U.S. mail (and overnight delivery services) and will reject transfer requests requested via facsimile, telephone or Internet. This restriction will apply to all Policies with a `plan' (i.e. arrangements where an employer or trustee will own a group of Policies on the lives of certain employees or in other instances, where a group of Policies will be purchased at one time) unless the employer, trustee or other administrator has the ability to apply a transfer restriction meeting our requirements to individual Policies. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or

   o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Policy Owner.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate frequent transfers in any Fund and there are no arrangements in place to permit any policy owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual obligation or the operational capacity to apply the frequent transfer policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Fund to restrict or prohibit further allocations or transfers by specific Policy Owners who violate the frequent transfer policies established by the Fund.

In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Funds are generally "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in frequent trading, the Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single policy owner). You should read the Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Funds and may disrupt fund management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from the Funds except where the manager of a particular Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some fund managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Policy Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above.

We reserve the right to limit the number of free transfers among the Investment Options to six in any Policy Year and to charge a $10 transfer fee for each additional transfer that we allow. We also reserve the right to limit the number of transfers between the Fixed Account and the Separate Account to two in any Policy Year. See below for additional restrictions involving transfers between the Fixed Account and the Separate Account.


  TRANSFER OF CONTRACT VALUE FROM THE FIXED ACCOUNT TO THE INVESTMENT OPTIONS


Transfers from the Fixed Account must be made within 30 days after your Policy Anniversary or semi-anniversary. We reserve the right to limit the amount transferred from the Fixed Account to the Investment Options to 25% of the Contract Value in the Fixed Account. It is important to note that since we are enforcing the restriction on transfers and withdrawals from the Fixed Account, it could take 10 years or more to fully transfer or withdraw a current balance in the Fixed Account. You should keep this in mind when considering whether an allocation of Cash Value to the Fixed Account is consistent with your risk tolerance and time horizon.


  TRANSFER OF CONTRACT VALUE FROM THE INVESTMENT OPTIONS TO THE FIXED ACCOUNT

Transfers to the Fixed Account may not be made prior to the first Policy Anniversary or within 12 months of any prior transfer. We reserve the right to restrict the amount transferred to the Fixed Account to 20% of the portion of the Contract Value attributable to the Investment Options at the end of the prior Valuation Period. We reserve the right to refuse transfers to the Fixed Account if the Fixed Account is greater than or equal to 30% of the Contract Value.



                                 DEATH BENEFIT
--------------------------------------------------------------------------------
The Death Benefit under the Policy is the amount paid to the Beneficiary upon the death of the Insured. The Death Benefit will be the Amount Insured at the time of death minus any unpaid Monthly Deduction Amount, any Outstanding Loans, and any amount payable to an assignee under a collateral assignment of the Policy.

You may elect one of three Death Benefit options. As long as the Policy remains in effect, the Company guarantees that the Death Benefit under any option will be at least the current Stated Amount of the Policy less any Outstanding Loan and unpaid Monthly Deduction Amount. The Amount Insured under any option may vary with the Contract Value of the Policy. Under Option 1 (the "LEVEL OPTION"), the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Contract Value (the "MINIMUM AMOUNT INSURED"). Under Option 2 (the "VARIABLE OPTION"), the Amount Insured will be equal to the Stated Amount of the Policy plus the Contract Value (determined as of the date of the Insured's death) or, if greater, the Minimum Amount Insured. Under Option 3 (the "ANNUAL INCREASE OPTION"), the Amount Insured will be equal to (a) plus (b) where: (a) is the Stated Amount of the Policy and (b) is the greater of zero and the lesser of (i) and (ii) where (i) is the Option 3 maximum increase shown on the Policy Summary and (ii) is the total Premium Payments less partial surrenders accumulated at the interest rate shown on the Policy Summary; or if greater, the Minimum Amount Insured.

The Minimum Amount Insured is the amount required to qualify the Policy as a life insurance policy under the current federal tax law. Under that law, the Minimum Amount Insured equals a stated percentage of the Policy's Contract Value determined as of the first day of each Policy Month. The percentages differ according to the attained age of the Insured and the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") irrevocably selected by you at the time of application. (Cash Value Accumulation Test or Guideline Premium Cash Value Corridor Test). The

Minimum Amount Insured is set forth in the Policy and may change as federal income tax laws or regulations change. The following is a schedule of the applicable percentages for the Guideline Premium Cash Value Corridor Test. For attained ages not shown, the applicable percentages will decrease by a ratable portion for each full year:


 ATTAINED AGE
  OF INSURED     PERCENTAGE
-------------   -----------
     0-40           250
      45            215
      50            185
      55            150
      60            130
      65            120
      70            115
   75 -- 90         105
   95 -- 99         101
      100           100

Federal tax law imposes another cash funding limitation on cash value life insurance policies that may increase the Minimum Amount Insured shown above. This limitation, known as the "guideline premium limitation," generally applies during the early years of variable universal life insurance policies.

In the Cash Value Accumulation Test, the factors at the end of a Policy Year are set forth in APPENDIX D.

The Death Benefit payable upon death of the insured will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in the effect on the date of the Policy was issued to you.

The investment performance of the Funds, expenses and deduction of charges all impact Contract Value. In some circumstances, the Death Benefit may vary with the amount of the Contract Value. Under Death Benefit Option 1, the Death Benefit will vary with the Contract Value whenever the Contract Value multiplied by the applicable Minimum Amount Insured percentage set forth in
Section 7702 of the Code is greater than the Stated Amount. Under Death Benefit Option 2, the Death Benefit will always vary with the Contract Value because the Death Benefit is equal to the Stated Amount of the Policy plus the Contract Value as of the date of the Insured's death (or if greater, the Minimum Amount Insured as of the date of the Insured's death). Under Death Benefit Option 3, the Death Benefit will vary with the Contract Value whenever the Contract Value multiplied by the applicable Minimum Amount Insured percentage set forth in
Section 7702 of the Code is greater than the Stated Amount plus Premium Payments paid, minus partial surrenders, accumulated at the specified interest rate. Finally, if the investment performance of the Funds is too low and the Contract Value of your Policy falls below the amount necessary to pay the Monthly Deduction Amount due and you do not send us sufficient Premium Payments, your Policy may lapse and no coverage will be in effect.


                             DEATH BENEFIT EXAMPLES

The following examples demonstrate the relationship between the Death Benefit, the Cash Surrender Value and the Minimum Amount Insured under the various Death Benefit Options. The examples assume an Insured of age 40, a Minimum Amount Insured of 250% of Contract Value (assuming the preceding table is controlling as to Minimum Amount Insured), and no Outstanding Loan.


                        OPTION 1 -- LEVEL DEATH BENEFIT

In the following examples of an Option 1 Level Death Benefit, the Death Benefit under the Policy is generally equal to the Stated Amount of $50,000. Since the Policy is designed to qualify as a life insurance policy, the Death Benefit cannot be less than the Minimum Amount Insured (or, in this example, 250% of the Contract Value).

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). Since the Death Benefit in the Policy is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($25,000), the Death Benefit would be $50,000.

EXAMPLE TWO. If the Contract Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The resulting Death Benefit would be $100,000 since the Death Benefit is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($100,000).

                       OPTION 2 -- VARIABLE DEATH BENEFIT


In the following examples of an Option 2 Variable Death Benefit, the Death Benefit varies with the investment experience of the applicable Investment Options and will generally be equal to the Stated Amount plus the Contract Value of the Policy (determined on the date of the Insured's death). The Death Benefit cannot, however, be less than the Minimum Amount Insured (or, in this example, 250% of the Contract Value).

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($60,000) would be equal to the Stated Amount ($50,000) plus the Contract Value ($10,000), unless the Minimum Amount Insured ($25,000) was greater.

EXAMPLE TWO. If the Contract Value of the Policy equals $60,000, then the Minimum Amount Insured would be $150,000 ($60,000 x 250%). The resulting Death Benefit would be $150,000 because the Minimum Amount Insured ($150,000) is greater than the Stated Amount plus the Contract Value ($50,000 + $60,000 = $110,000).


                       OPTION 3 -- ANNUAL INCREASE OPTION


In the following examples of an Option 3 Annual Increase Option, the Death Benefit is generally equal to the Stated Amount of $50,000 plus Premium Payments paid minus partial surrenders, accumulated at the specified interest rates.

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($52,650) would be equal to the Stated Amount ($50,000) plus Premium Payments ($2,500) aggregated at 6.00% for one year, unless the Minimum Amount Insured ($25,000) was greater.

EXAMPLE TWO. If the Contract Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The Death Benefit would be $100,000 since the Minimum Amount Insured is greater than the Stated Amount plus Premium Payments aggregated at 6.00% for one year ($52,650).


                       CHANGING THE DEATH BENEFIT OPTION


After the first Policy Year, if the Insured is alive you may change the Death Benefit Option by sending a written request to the Company at our Administrative Office. The following changes in Death Benefit Options are permissible:

       Option 1 to 2

       Option 2 to 1

       Option 3 to 1

It is not permitted to change from Option 3 to 2, Option 1 to 3, and Option 2 to 3.

If the Option is changed from Option 1 to Option 2, the Stated Amount will be reduced by the amount of the Contract Value at the time of the change. If the Option is changed from Option 2 to Option 1, the Stated Amount will be increased by the amount of the Contract Value at the time of the Option change. Such an increase in Stated Amount will not require evidence of insurability. If the Option is changed from Option 3 to Option 1, the Stated Amount will be increased by the amount of accumulated premiums paid at the time of the option change. There are no other direct consequences of changing a Death Benefit option, except as described under "Tax Treatment of Policy Benefits." However, the change could affect future values of Net Amount At Risk. The cost of insurance charge which is based on the Net Amount At Risk may be different in the future.


                  PAYING THE DEATH BENEFIT AND PAYMENT OPTIONS


Death Benefits are payable within seven days after we receive satisfactory proof of the Insured's death at our Administrative Office. The amount of Death Benefit paid may be adjusted to reflect any unpaid Monthly Deduction Amount, any Outstanding Loan, any material misstatements in the Policy application as to age or sex of the Insured, and any amounts payable to an assignee under a collateral assignment of the Policy. If no Beneficiary is living when the Insured has died, the Death Benefit will be paid to the Policy Owner, if living, otherwise, the Death Benefit will be paid to the Policy Owner's estate.

Subject to state law, if the Insured commits suicide within two years following the Issue Date, limits on the amount of Death Benefit paid will apply (See "Limits on Right to Contest and Suicide Exclusion"). In addition, if the Insured dies during the 61-day period after the Company gives notice to the Policy Owner that the Cash Surrender Value of the

Policy is insufficient to meet the Monthly Deduction Amount due against the Contract Value of the Policy, then the Death Benefit actually paid to the Policy Owner's Beneficiary will be reduced by the amount of the Deduction Amount that is due and unpaid. (See "Contract Value" for effects of partial surrenders on Death Benefits.)

We will pay the proceeds in one sum, including either by check, by placing the amount in an account that earns interest and to which the accountholder has immediate and full access, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available. None of these options vary with the investment performance of the Separate Account. More detailed information concerning settlement options is available on request from our Administrative Office. We will pay interest on the proceeds as required by the applicable state law.

We will make any other arrangements for periodic payments as may be agreed upon. If any periodic payment due any payee is less than $50, we may make payments less often. If we have declared a higher rate under an option on the date the first payment under an option is due, we will base the payments on the higher rate.

Unless otherwise requested and subject to state law, the Policy's death proceeds will generally be paid to the beneficiary through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Policy surrender proceeds paid into a Total Control Account established for you.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.



                              BENEFITS AT MATURITY
--------------------------------------------------------------------------------
If your Policy is in effect on the Maturity Date, we will pay the Policy's Contract Value less any Outstanding Loan, any unpaid Monthly Deduction Amount and any amounts payable to an assignee under a collateral assignment of the Policy. We will then have no further obligations under the Policy. Any payment on the Maturity Date will generally be taxable to the extent of any Policy gain.



                                 OTHER BENEFITS
--------------------------------------------------------------------------------
                                EXCHANGE OPTION


Once the Policy is in effect, during the first 24 months you may choose to irrevocably transfer all Contract Value in the Investment Options to the Fixed Account (subject to state law). Upon election of this option, no future transfers to the Investment Options will be permitted. All future Premium Payments will be allocated to the Fixed Account. No evidence of insurability is required to exercise this option. Cost of insurance rates will be based on the same risk classification as those of the former Policy. Any Outstanding Loan must be repaid before we will make an exchange.


              INSURED TERM RIDER (SUPPLEMENTAL INSURANCE BENEFITS)


You may choose to purchase the Insured Term Rider as an addition to the Policy when you apply for the Policy.

Combining a policy and a rider, sometimes known as "blending," may be more economical than adding another policy or increasing face amount of the base policy. Combining a Policy with an Insured Term Rider may lower costs and may improve accumulated value accrual for the same amount of death benefit. However, in general, your Policy is being used to informally fund certain executive benefits. Adding an Insured Term Rider does not necessarily reduce the cost of offering benefits to your executives. Adding a rider or riders may also affect the amount of premium you can pay on your Policy and still have it qualify as life insurance.

Ultimately, individual needs and objectives vary, and they may change through time. It is important that you consider your goals and options carefully. You choose the proportion of your Policy's face amount that is made up of base Policy and Insured Term Rider. You should discuss your insurance needs and financial objectives with your financial representative before purchasing any life insurance product. Your financial representative can provide you with additional illustrations showing the effects of different proportions of Policy and rider coverage to help you make your decision. You should also consider a periodic review of your coverage with your financial representative.

We will provide you with illustrations based on different sets of assumptions upon your request. You can request such illustrations at any time. Illustrations may help you understand how your policy values would vary over time based on different assumptions.


                          CASH VALUE ENHANCEMENT RIDER


You also may choose to add the Cash Value Enhancement Rider to the Policy. There is no charge for the Rider. The Rider provides a benefit called the Cash Value Enhancement. The Cash Value Enhancement benefit is an amount in addition to the Cash Surrender Value that the Company may pay you if you surrender the Policy during a certain time frame set forth in the Rider. The maximum amount of the benefit for each Policy Year is set forth on a schedule in the Rider, and is a percentage of cumulative premiums paid less partial surrenders. The payment of the benefit is NOT guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions in pricing. The benefit will not be payable if the Policy has been assigned or is being exchanged in connection with a tax-exempt change under Section 1035.



                               POLICY SURRENDERS
--------------------------------------------------------------------------------
You may withdraw all or a portion of the Cash Surrender Value from the Policy on any day that the Company is open for business. Withdrawing all or a portion of the Cash Surrender Value may have tax consequences. (See "Tax Treatment of Policy Benefits.")


                                 FULL SURRENDER


You may surrender the Policy and receive its Cash Surrender Value. (You may request a surrender without the Beneficiary's consent provided the Beneficiary has not been designated as irrevocable. If so, you will need the Beneficiary's consent.) The Cash Surrender Value will be determined as of the date we receive the written request at our Administrative Office. The Cash Surrender Value is the Contract Value, minus any Outstanding Loans. We will pay you within seven
(7) days after we receive your request in good order. The Policy will terminate on the date we receive your request in good order.


                               PARTIAL SURRENDER


You may request a partial surrender of the Policy. The minimum amount is $500. The amount paid to you will be the net amount requested. We will deduct the net amount surrendered pro rata from all your selected Investment Options and the Fixed Account, unless you give us other written instructions. When you request a partial surrender, the portion of the Contract Value deducted from the Fixed Account is based on the proportion of the Fixed Account value relative to the Contract Value of the Policy as of the date we receive your request. A deduction greater than this proportionate amount is not permitted. We will pay you within seven days after we receive your request in good order at our Administrative Office.

In addition to reducing the Policy's Contract Value and Amount Insured, partial surrenders will reduce the Death Benefit payable under the Policy. We will reduce the Stated Amount by the amount necessary to prevent any increase in the Coverage Amount. We may require you to return the Policy to record this reduction.

You may request a partial surrender only after the first Policy Year. While we are not currently enforcing this restriction, we reserve our right to do so in the future.

See Section "Transfer of Contract Value from the Fixed Account to the Investment Options" for details on Fixed Account Restrictions.

                                  POLICY LOANS
--------------------------------------------------------------------------------
While the Policy is in force, you may borrow money using the Policy as the sole security (collateral) for the loan. A loan that is taken from, or secured by, a Policy may have tax consequences. (See "Federal Tax Considerations.")


                                LOAN CONDITIONS


   o You may borrow up to 100% of the Policy's Cash Surrender Value as of the date we receive the written loan request in good order. We charge you interest on the amount of the loan.

   o The loan request must be at least $500, except where state law requires a different minimum.

   o To secure the loan, we transfer an amount equal to the loan from the Investment Options (pro-rata by assets) to the Loan Account. Loan amounts will be transferred from the Fixed Account only when insufficient amounts are available in the Investment Options.

   o We charge interest on the outstanding amount of your loan(s), and you must pay this interest in arrears at the end of each Policy Year. The annual effective loan interest rate charged is 5.00%. Interest not paid when due will be added to the amount of the loan. We will transfer an amount equal to the unpaid loan interest from the Investment Options to the Loan Account as security for the loan. If you have an Outstanding Loan and request a second loan, we will add the amount of Outstanding Loan to the loan request.

   o Amounts in the Loan Account are guaranteed to earn interest at a rate of at least 4% per year in arrears. Currently, the annual effective loan interest rate credited is 4.40% in years 1-10, 4.50% in years 11-20 and 4.85% in years 21 and later.

   o We normally pay the amount of the loan within seven (7) days of our receipt of the written loan request at our Administrative Office. We may postpone the payment of the loans under certain conditions.

   o You may repay all or a part of your Outstanding Loans at any time while the Insured is alive by sending the repayment to our Administrative Office.

   o Unless you request otherwise, we will apply any payment that we receive while there is a loan on the Policy as follows: first, towards repayment of any loan interest due; next, towards repayment of the loan principal; and last, as a Premium Payment to the Policy.

   o As you repay the loan, we deduct the amount of the repayment from the Loan Account and credit the payment to the Investment Options based on your current Premium Payment allocation percentages. Also, we will deduct the amount of the repayment from the Loan Account and credit the repayment to the Fixed Account based on the proportion of the Fixed Account value relative to the Policy's Contract Value as of the date we receive the loan request.

   o We will deduct any unpaid loan amount, including interest you owe, from your Contract Value when you surrender the Policy and from the Death Benefit proceeds if they become payable.

   o If any unpaid loan amount, including any interest you owe, equals or exceeds the Contract Value, causing the Cash Surrender Value of your Policy to become zero, then your Policy will enter a 31-day grace period, subject to state law. (See "Lapse and Reinstatement.")


                                EFFECTS OF LOANS


A loan affects the Policy, because we reduce the Death Benefit proceeds and Cash Surrender Value under the Policy by any Outstanding Loan amount. Repaying the loan causes the Death Benefit proceeds and Cash Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan amount in the Loan Account. The amount is not affected by the performance of the Investment Options and may not be credited with the same interest rates currently accruing on amounts allocated to the Fixed Account. Amounts transferred from an Investment Option to the Loan Account will affect the value that was in that Investment Option because we credit such amounts with an interest rate we declare, rather than with a rate of return reflecting the investment results of that Investment Option.

There are risks involved in taking a loan, a few of which include an increased potential for the Policy to lapse if projected earnings, taking into account Outstanding Loans, are not achieved. A loan may have tax consequences. (See "Tax Treatment of Policy Benefits.") You should consult a tax adviser before taking out a loan.

We will notify you (and any assignee of record) if the sum of your loans plus interest you owe on the loans is more than the Cash Surrender Value. If you do not submit a sufficient payment within 31 days from the date of the notice, your Policy may lapse.



                            LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------
                                     LAPSE


Generally, if on any Deduction Date, the Cash Surrender Value of your Policy is too low to cover the Monthly Deduction Amount, your Policy will be in default and a grace period will begin. Thirty days after the default happens, we will send you a lapse notice to your last known address that the Policy may terminate. The notice will state the amount due to keep the Policy in effect and the date by which you must pay the amount due. Generally, the amount due to keep the Policy in effect will be all Monthly Deduction Amounts past due plus premium at least equal to the following three Monthly Deduction Amounts and the amount to repay or restore any Outstanding Loans.


                                  GRACE PERIOD

After the lapse notice is sent, if you do not pay the required amount within 31 days (subject to state law) the Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits.

As long as there is an Outstanding Loan, we will treat that portion of any sufficient payment received during the grace period that is less than or equal to the amount of the Outstanding Loan as a repayment of the Outstanding Loan and not as an additional Premium Payment unless you request otherwise. Accordingly, we will transfer the assumed loan repayment amount from the Contract Value held in our Loan Account to the Investment Options and/or Fixed Account, thereby increasing the Cash Surrender Value and potentially preventing a lapse.

If the Insured dies during the Grace Period before you have paid the required premium, the Death Benefit will still be payable to the Beneficiary, although we will reduce the amount of the Death Benefit proceeds by the Monthly Deduction Amount due plus the amount of any Outstanding Loan.


                                 REINSTATEMENT

You may reinstate the Policy within three (3) years from the date on which the Monthly Deduction Amount was last paid if:

    (1) the Policy was not surrendered for cash and it is before the Maturity Date;

    (2)   you furnish us with acceptable evidence of insurability;

    (3)   you pay all past due Monthly Deduction Amounts;

    (4) you pay Premium Payments equaling the next three Monthly Deduction Amounts (subject to state law); and

    (5)   you pay the amount of any Outstanding Loan.

Upon reinstatement, the Policy's Contract Value, prior to applying any premiums or loan repayments will be the Contract Value at the end of the Grace Period. The effective date of the reinstated policy will be the Deduction Date on or following the date the application for reinstatement is approved by us. Unless it is specified otherwise, all amounts will be allocated based on the Fund allocation factors in effect at the start of the Grace Period.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including but not limited to the tax status of the Policy Owner and the tax treatment of the Policy (whether it is a modified endowment contract). This tax treatment is highly complex. The following SUMMARY PROVIDES A GENERAL DESCRIPTION OF THE MATERIAL FEDERAL TAX CONSEQUENCES to the Policy Owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company's understanding of the federal income tax laws as currently interpreted by the U.S. Treasury ("Treasury") and the Internal Revenue Service ("IRS"). The
Company cannot guarantee that those laws or interpretations will remain unchanged.

IT SHOULD BE UNDERSTOOD THAT THIS IS NOT AN EXHAUSTIVE DISCUSSION OF ALL TAX QUESTIONS THAT MIGHT ARISE UNDER THE POLICIES. NO ATTEMPT HAS BEEN MADE TO ADDRESS ANY STATE, LOCAL OR FOREIGN TAX CONSIDERATIONS THAT MAY ARISE IN CONNECTION WITH A POLICY. FOR COMPLETE INFORMATION, A QUALIFIED TAX OR LEGAL ADVISER SHOULD BE CONSULTED.


                      POTENTIAL BENEFITS OF LIFE INSURANCE


Life insurance, including the Policy, is a unique financial instrument with a number of potential tax advantages including:

   o INCOME TAX-FREE DEATH BENEFITS (e.g., the Death Benefit under the Policy, including the portion attributable to the increase in value based on the Investment Options, may pass to your Beneficiary free of income taxes if the requirements of IRC Section 101 are satisfied.)

   o INCOME TAX-FREE GROWTH OF CONTRACT VALUE (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred until withdrawn, and as mentioned above, will not be subject to federal income taxes if paid as a Death Benefit.)

   o INCOME TAX-FREE ACCESS TO CONTRACT VALUE THROUGH LOANS AND/OR WITHDRAWALS (e.g., under certain circumstances, such as where you adhere to certain premium limits, a Policy Owner may access cash from the Policy through a withdrawal, up to the tax basis, or a loan without facing tax consequences.

Whether and how these benefits may be utilized is largely governed by Sections 7702, 7702A, 817 and 101 of the Internal Revenue Code of 1986, as amended ("IRC" or the "CODE"). These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.

In sum, these federal tax laws, among numerous other things, establish the following:

   o   A definition of a life insurance contract.

   o   Diversification requirements for separate account assets.

   o Limitations on policy owner's control over the assets in a separate account.

   o Guidelines to determine the maximum amount of premium that may be paid into a policy.

   o   Limitations on withdrawals from a policy.

   o Qualification testing for all life insurance policies that have cash value features.


                            TAX STATUS OF THE POLICY


DEFINITION OF LIFE INSURANCE

In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under SECTION 7702 of the Code. Complying with either the cash value accumulation test or the guideline premium cash value corridor test set forth in IRC Section 7702 will satisfy this definition. Guidance as to how IRC Section 7702 is to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above. The insurance proceeds payable upon death of the insured under a Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued.

The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes.

DIVERSIFICATION

In addition to meeting the definition of a life insurance contract in IRC
Section 7702, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be "adequately diversified" pursuant to SECTION 817(H) of the IRC.

The Separate Account, through the Funds, intends to comply with these requirements. Although the Company does not control the Funds, the Company intends to monitor the investments of the Funds to ensure compliance with the diversification requirements.

If Fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, there could be adverse consequences under the diversification rules.


INVESTOR CONTROL

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, a proportionate share of the income and gains from the separate account assets would be includable in the variable contract owner's gross income each year.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets IF THE CONTRACT OWNER POSSESSES INCIDENTS OF OWNERSHIP IN THOSE SEPARATE ACCOUNT ASSETS, such as the ability to exercise investment control over the assets. While we believe that the Policy does not give the Policy Owner investment control over the Separate Account assets, we reserve the right to modify the Policy as necessary to prevent a Policy Owner from being treated as the owner of the Separate Account assets supporting the Policy.


                        TAX TREATMENT OF POLICY BENEFITS


The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.


IN GENERAL

The Company believes that the DEATH BENEFIT UNDER THE POLICY WILL BE EXCLUDABLE FROM THE GROSS INCOME OF THE BENEFICIARY under IRC Section 101(a)(1), unless the Policy has been transferred for value and no exception to the transfer for value rules set forth in IRC Section 101 (a)(2) applies.

In the case of employer-owned life insurance as defined in IRC Section 101(j), the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.

In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Contract Value, including increments thereof, until there is a distribution. (See discussion of "Modified Endowment Contracts" below.) Depending on the circumstances, the exchange of one life insurance policy for another, a change in the policy's face amount, a change in the policy's death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. In addition, such actions may have federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.

THE TAX CONSEQUENCES OF DISTRIBUTION FROM, AND LOANS TAKEN FROM OR SECURED BY, A POLICY DEPEND ON WHETHER THE POLICY IS CLASSIFIED AS A "MODIFIED ENDOWMENT CONTRACT."

MODIFIED ENDOWMENT CONTRACTS (MEC)

Special tax considerations apply to "Modified Endowment Contracts" (MEC). A MEC is defined under tax law as ANY POLICY THAT SATISFIES THE PRESENT DEFINITION OF A LIFE INSURANCE CONTRACT FOR FEDERAL TAX PURPOSES BUT WHICH FAILS TO SATISFY A 7-PAY TEST AS SET FORTH IN THE IRC SECTION 7702A. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun to determine whether the policy constitutes a MEC. A decrease to the Stated Amount of the Policy may cause a retest under the 7-pay test and could cause your Policy to become a MEC. Tax regulations or other guidance will be needed to fully define those transactions that are material changes.

Any POLICY ISSUED IN EXCHANGE FOR A MEC will be subject to the tax treatment accorded to MECs. However, in general, any policy received in exchange for a life insurance contract that is not a MEC will not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.

LOANS AND PARTIAL WITHDRAWALS from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner's investment in the policy) immediately before the distribution.

The law also imposes an additional 10% TAX ON PRE-DEATH DISTRIBUTIONS (including loans, collateral assignments, partial withdrawals and full surrenders) FROM MECS to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. However, the foregoing exceptions generally do not apply to a Policy Owner that is a non-natural person, such as a corporation.

If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC (and therefore not taxable at the time of the distribution) could later become taxable as a distribution from a MEC if due to subsequent changes to the Policy, it later becomes a MEC.

For purpose of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner's gross income at the time of a distribution from any such contract.

The death benefit of a MEC remains excludable from the gross income of the beneficiary to the extent described above in "Tax Treatment of Policy Benefits." Furthermore, no part of the investment growth of the Contract Value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of the MEC after age 59 1/2 will have the same tax consequences as life insurance policies generally as described above in the section entitled "Tax Treatment of Policy Benefits."

Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.


DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

Distributions from a policy that is not classified as a MEC are generally TREATED AS FIRST RECOVERING THE INVESTMENT IN THE POLICY (DESCRIBED BELOW) AND THEN, ONLY AFTER THE RETURN OF ALL SUCH INVESTMENT IN THE POLICY, AS DISTRIBUTING TAXABLE INCOME. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued and as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.

Loans from, or secured by, a policy that is not a MEC are generally not treated as taxable distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a full surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy's maturity date, if the amount received plus the amount of indebtedness exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax. Any outstanding loan at the time of an exchange is generally taxable to the extent of policy gain.

Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal adviser before effecting any change to a policy that is not a modified endowment contract.


TREATMENT OF LOAN INTEREST

If there is any borrowing under which the Policy is pledged as security or otherwise serves as collateral, the interest paid on loans will generally not be tax deductible. For businesses that own a Policy, at least part of the interest deduction unrelated to the Policy may be disallowed unless the insured is a 20% owner, officer, director or employee of the business.


INVESTMENT IN THE POLICY

Investment in the policy generally means (i) the aggregate amount of any premiums or other consideration paid for a policy, minus (ii) the aggregate amount received under the Policy which is excluded from the gross income of the owner.


BUSINESS USES OF POLICY

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of IRC Section 101(j) may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are contemplating a change to an existing Policy or purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser.



TRANSFER OF ISSUED LIFE INSURANCE POLICIES TO THIRD PARTIES

If you transfer the Policy to a third party, including a sale of the Policy to a life settlement company, such transfer may be taxable. As noted above, the Death Benefit will also be taxable in the case of a transfer for value unless certain exceptions apply. We may be required to report certain information to the IRS, as required under IRC Section 6050Y and applicable tax regulations. You should consult with a qualified tax adviser for additional information prior to transferring the Policy.




                            OTHER TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. The individual situation of each Policy Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping transfer and other taxes.

In general, current federal tax law in effect as of 2018 provides for a $10 million estate, gift and generation-skipping transfer tax exemption (as further indexed for inflation in accordance with applicable law). Current law provides that this exemption amount may sunset for tax years after December 31, 2025 and a lower exemption amount may be applicable unless the law is changed.

The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


                               INSURABLE INTEREST


The Policy Owner must have an insurable interest in the life of the Insured in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for federal income tax purposes. State laws on this subject vary widely, but typically require that the Policy Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the Insured's death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for federal income tax purposes. It is the responsibility of the Policy Owner, not the Company, to determine the existence of insurable interest in the life of the Insured under applicable state law.


                           THE COMPANY'S INCOME TAXES


The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company's obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for federal income taxes that may be attributable to the Separate Account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the Separate Account under future tax law.

Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Account.


                           TAX CREDITS AND DEDUCTIONS


The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to policy owners since the Company is the owner of the assets from which the tax benefits are derived.



                          DISTRIBUTION & COMPENSATION
--------------------------------------------------------------------------------
                                  DISTRIBUTION


PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT. The Company has appointed Brighthouse Securities, LLC ("Distributor") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Principal Underwriting and Distribution Agreement. Distributor, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies. The Company reimburses Distributor for expenses Distributor incurs in distributing the Policies (e.g., commissions payable to retail broker-dealers who sell the Policies). Distributor does not retain any fees under the Policies; however, Distributor may receive 12b-1 fees from the Funds.

Distributor's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Distributor and the Company enter into selling agreements with unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Policies but are exempt from registration. Applications for the Policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. The Company no longer offers the Policy for sale.


                                  COMPENSATION


Broker-dealers having selling agreements with Distributor and the Company are paid compensation for the promotion and sale of the Policies. Financial representatives who solicit sales of the Policy typically receive a portion of the compensation payable to the broker-dealer firm. The amount the financial representative receives depends on the agreement between the firm and the financial representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or financial representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. Instead, you indirectly pay for sales and distribution expenses through overall charges and fees assessed under your Policy. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Policy may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or Distributor may receive from the Funds.

Compensation is a factor in setting pricing under the Policies, and as disclosed in the "Policy Charges and Deductions -- Modifications, Reserved Rights and Other Charges" sub-section of this prospectus, the Company has the ability to customize pricing in relation to the compensation payable to distributors for particular cases and the payments anticipated to be received for providing administrative, marketing and other support and services to the Funds.

We generally pay compensation as a percentage of Premium Payments invested in the Policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the Contract Value. To the extent permitted by FINRA rules and other applicable laws and regulations, Distributor may pay or allow other promotional incentives or payments in the form of cash or other compensation. The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined above, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. When these additional payments are taken into account, the amount of overall compensation, including both commissions and additional compensation as outlined below, is not expected to exceed 40% of the premium paid in the first Contract Year or 15% of premiums paid in Contract Years 2-4. After Contract Year 4, the maximum compensation will not exceed 10% of premiums paid plus 0.50% of the current Contract Value. The preceding expected maximum overall compensation rates are based on the assumption that the broker-dealers who have selling agreements with Distributor will have clients that make a certain minimum amount of premium payments over the course of the year. If this assumption proves to be inaccurate, the actual overall compensation rates may be higher than the preceding expected maximum overall compensation rates.

SALE OF VARIABLE LIFE POLICIES BY ENTITIES HAVING OTHER CONTRACTUAL RELATIONSHIPS WITH THE COMPANY. The Company and Distributor have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more of the Funds which may be offered under the Policies. Among these investment advisory firms is Morgan Stanley Investment Management Inc. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Policies.

                            OTHER POLICY INFORMATION
--------------------------------------------------------------------------------
                             VALUATION AND PAYMENT


You may send your written requests for payment to our Administrative Office. We ordinarily pay any proceeds, loan amounts, or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Administrative Office of all the documents required for such a payment. Other than the Death Benefit proceeds, which we determine as of the date of the Insured's death, the amount we pay is as of the end of the Valuation Period during which our Administrative Office receives all required documents. We may pay our Death Benefit proceeds in a lump sum or under an optional payment plan.


              SUSPENSION OF VALUATION AND POSTPONEMENT OF PAYMENT


We reserve the right to suspend valuation and postpone payment of any surrender, partial surrender, policy loan, or death benefit proceeds that involves a determination of Contract Value in the Separate Account in any case whenever:

    (1) the New York Stock Exchange or any stock exchange in which an Investment Option invests is closed (except for customary weekend and holiday closings) or trading on the New York Stock Exchange or other stock exchange is restricted as determined by the SEC or equivalent authority; or

    (2) the SEC has determined that a state of emergency exists so that valuation of the assets in an Investment Option or disposal of securities is not reasonably practicable.

Allocations and transfers to, and deductions and transfers from, an Investment Option may be postponed as described in (1) and (2) above. We reserve the right to suspend or postpone the date of any payment of any benefit or values (including the payments of cash surrenders and policy loans) for up to six months when Contract Value is being withdrawn from the Fixed Account.


We may also withhold payment of proceeds, loan amounts, or surrenders or partial surrender proceeds if any portion of those proceeds would be derived from a Policy Owner's check or pre-authorized checking account deduction that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, Internet or other means of communications to verify that payment from the Policy Owner's check or pre-authorized checking account deduction has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Policy Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.



                               POLICY STATEMENTS

We will maintain all records relating to the Separate Account, the Investment Options and the Fixed Account. At least once each Policy Year, we will send you a statement showing:

   o   the Contract Value, Stated Amount and Amount Insured;

   o   the date and amount of each Premium Payment;

   o   the date and amount of each Monthly Deduction;

   o the amount of any Outstanding Loan as of the date of the statement, and the amount of any loan interest charged on the Loan Account;

   o   the date and amount of any partial surrenders;

   o   the annualized cost of any Riders purchased under the Policy; and

   o a reconciliation since the last report of any change in Contract Value and Cash Surrender Value.

We will also send any other reports required by any applicable state or federal laws or regulations.


                LIMITS ON RIGHT TO CONTEST AND SUICIDE EXCLUSION

The Company may not contest the validity of the Policy after it has been in effect during the Insured's lifetime for two years from the Issue Date. Subject to state law, if the Policy is reinstated, the two-year period will be measured from the date of reinstatement. Each requested increase in Stated Amount is contestable for two years from its effective date

(subject to state law). In addition, if the Insured commits suicide during the two-year period following issue while sane or insane (subject to state law) the Death Benefit will be limited to the premiums paid less (i) the amount of any partial surrender and (ii) the amount of any Outstanding Loan. During the two-year period following an increase, the portion of the Death Benefit attributable to the increase in the case of suicide will be limited to an amount equal to the Deduction Amount paid for such increase (subject to state law) and if the policy is reinstated, the two year period will be measured from the date of reinstatement.


                         MISSTATEMENT AS TO SEX AND AGE


If there has been a misstatement with regard to sex or age, benefits payable will be adjusted to what the Policy would have provided with the corrected information. You may file proof of age at any time at our Administrative Office.


                                 POLICY CHANGES


At any time, we may make such changes to your Policy as are necessary to assure compliance with the definition of life insurance prescribed in the Code. We may amend your Policy to conform with any law or regulation issued by any government agency to which it is subject. Only our officers have the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. Each endorsement, amendment, or rider must be signed by an officer of the Company to be valid. As required by law, we will notify you of any Policy changes.

Once the Policy is issued, you may make certain changes. Some of these changes will not require additional underwriting approval; some changes will. Certain requests must be made in writing, as indicated below:


WRITTEN CHANGES REQUIRING UNDERWRITING APPROVAL:


   o   increases in the Stated Amount of insurance


WRITTEN CHANGES NOT REQUIRING UNDERWRITING APPROVAL:


   o   decreases in the Stated Amount of insurance

   o   changing the Death Benefit option

   o   changes to the way your Premiums Payments are allocated

   o   changing the Beneficiary (unless irrevocably named)

Written requests for changes may be sent to the Company at our Administrative Office.


                     RESTRICTIONS ON FINANCIAL TRANSACTIONS


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Policy Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Policy to government regulators.


                                 CYBERSECURITY


Our variable life insurance business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Funds and the firms involved in the distribution and sale of our variable life insurance policies). For example, many routine operations, such as processing Policy Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Separate Account, as well as individual Policy Owners and their Policies. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of Policy transactions, including the processing of transfer orders from our website or with the Funds; impact our ability to calculate Accumulation Unit Values; cause the release and possible destruction of confidential Policy Owner or business information; or impede order processing or cause other operational issues.


Cybersecurity breaches may also impact the issuers of securities in which the Investment Options invest, and it is possible the Funds underlying your Policy could lose value. There can be no assurance that we or our service providers or the Investment Options will avoid losses affecting your Policy due to cyberattacks or information security breaches in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Options invest.




                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
In the ordinary course of business, the Company, similar to other insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect on the Separate Account or upon the ability of Distributor to perform its contract with the Separate Account or of the Company to meet its obligations under the applicable Policy.



                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
The financial statements and financial highlights comprising each of the Investment Options of the Separate Account, Brighthouse Fund UL III for
Variable Life Insurance, and the financial statements of the Company, are in the Statement of Additional Information. The financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Policies.

                                   APPENDIX A
--------------------------------------------------------------------------------
               GLOSSARY OF TERMS USED THROUGHOUT THIS PROSPECTUS


ACCUMULATION UNIT -- a standard of measurement used to calculate the value of the Investment Options.

ADMINISTRATIVE OFFICE -- the administrative office of the Company located at Brighthouse - Specialized Benefit Resources ("SBR"), 501 Route 22, Bridgewater, NJ 08807, or other location designated by the Company in writing.

AGE -- the Insured's age as of his or her last birthday on the Policy Date.

AMOUNT INSURED -- Under Option 1, the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Contract Value (the "Minimum Amount Insured"). Under Option 2 the Amount Insured will be equal to the Stated Amount of the Policy plus the Contract Value (determined as of the date of the Insured's death) or, if greater, the Minimum Amount Insured. Under Option 3, the Amount Insured will generally be equal to the Stated Amount of the Policy, plus Premium Payments minus any partial surrender accumulated at the interest rate shown on the Policy Summary; or, if greater, the Minimum Amount Insured.

ANDESA SERVICES, INC. -- the third party administrator for this product, located at 6575 Snowdrift Road, Suite 108, Allentown, PA, 18106.

BENEFICIARY (IES) -- the person(s) named to receive the Death Benefit of this Policy after the death of the Insured.

CASE -- a grouping of one or more Policies connected by a non-arbitrary factor. Every Policy issued will be part of a Case. Each Case will have one Policy Owner.

CASH SURRENDER VALUE -- the Contract Value less any Outstanding Loans.

CODE -- the Internal Revenue Code.

COMPANY (ISSUING COMPANY) -- Brighthouse Life Insurance Company.

CONTRACT VALUE -- the sum of the accumulated value held in the Investment Options plus the Loan Account value and the Fixed Account value attributable to the Policy.

COST OF INSURANCE CHARGE -- a charge that reflects the anticipated mortality of the Insured.

COVERAGE AMOUNT -- the Amount Insured less the Contract Value.

DEATH BENEFIT -- the amount payable to the Beneficiary if this Policy is in force upon the death of the Insured.

DEDUCTION DATE (OR DAY) -- the day in each Policy Month on which the Monthly Deduction Amount is deducted from the Policy's Contract Value.

FIXED ACCOUNT -- part of the General Account of the Company.

FUND -- see Mutual Fund.

GENERAL ACCOUNT -- an account that consists of the Company's assets other than those held in any separate account.

HOME OFFICE -- the home office of the Company located at 11225 North Community House Road, Charlotte, North Carolina 28277.

INTERNET SITE -- www.brighthousefinancial.com

INITIAL PREMIUM PAYMENT -- the first Premium Payment made under the Policy.

INSURANCE COMPANY -- Brighthouse Life Insurance Company.

INSURANCE RISK -- is equal to the Coverage Amount.

INSURED -- the person whose life is insured under the Policy.

INVESTMENT OPTIONS -- the segments of the Separate Account to which you may allocate Premium Payments or Contract Value. Each Investment Option invests directly in a corresponding Mutual Fund.

INVESTMENT OPTION DEDUCTION -- the charge we deduct from each Investment Option to cover our mortality and expenses risk charges and administrative charges. It is shown on the Policy Summary.

ISSUE DATE -- the date on which the Company issues the Policy for delivery to the Policy Owner.

ISSUING COMPANY -- Brighthouse Life Insurance Company.

LOAN ACCOUNT -- an account in the Company's General Account to which we transfer the amount of any Policy Loan, and to which we credit a fixed rate of interest.

MATURITY BENEFIT -- an amount equal to the Policy's Contract Value, less any Outstanding Loan or unpaid Monthly Deduction Amount or amounts payable to an assignee, payable to the Policy Owner if the Insured is living on the Maturity Date.

MATURITY DATE -- the anniversary of the Policy Date on which the Insured is age 100.

MINIMUM AMOUNT INSURED -- the amount of Death Benefit required for this Policy to qualify as life insurance under federal tax law. It is a stated percentage of Contract Value determined as of the first day of the Policy Month and is shown in the Policy Summary.

MONTHLY DEDUCTION AMOUNT -- the amount of charges deducted from the Policy's Contract Value, which includes cost of insurance charges, administrative charges, and any charges for benefits associated with any Rider(s).

MUTUAL FUND (OR FUND) -- a registered open-end management investment company or a series thereof that corresponds to an Investment Option. Each Investment Option invests directly in a Mutual Fund of the same name.

NET AMOUNT AT RISK (COVERAGE AMOUNT) -- the Death Benefit minus the Contract Value at the beginning of each Policy Month.

NET PREMIUM PAYMENT -- the amount of each Premium Payment, minus the deduction of any sales expense charges, Premium Taxes or Deferred Acquisition Cost Charges as shown on the Policy Summary.

OUTSTANDING LOAN -- the amount owed the Company as a result of policy loans including both principal and accrued interest.

PLAN EFFECTIVE DATE -- the Policy Date of the first Policy issued for a plan (i.e., an arrangement where an employer or trustee will own a group of Policies on the lives of certain employees, or in other instances, where a group of Policies will be purchased at one time).

PLANNED PREMIUM -- the amount of premium which the Policy Owner chooses to pay to the Company on a scheduled basis, and for which the Company will bill the Policy Owner.

POLICY -- Corporate Select, a corporate owned variable flexible premium life insurance policy.

POLICY ANNIVERSARY -- an anniversary of the Policy Date.

POLICY DATE -- the date from which we begin charging the Monthly Deduction Amount and used to determine administrative transactions on the Policy (e.g. Deduction Days, Policy Years) -- shown on the Policy Summary.

POLICY MONTH -- twelve one-month periods during the Policy Year, each of which begins on the Policy Date or the Deduction Day.

POLICY OWNER(S) (YOU, YOUR OR OWNER) -- the person(s) having rights to benefits under the Policy during the lifetime of the Insured; the Policy Owner may or may not be the Insured.

POLICY YEARS -- each successive twelve-month period; the first beginning with the Policy Date.

PREMIUM PAYMENT -- the amounts you send us to be applied to your Policy.

RIDERS -- supplemental insurance benefits offered under the Policy.

SEPARATE ACCOUNT -- assets set aside by the Company, the investment performance of which is kept separate from that of other assets of the Company.

STATED AMOUNT -- the amount selected by the Policy Owner used to determine the Death Benefit, which may be increased or decreased as described in the Policy.

UNDERWRITING PERIOD -- the time period from when we receive a completed application until the Issue Date.

VALUATION DATE -- a day on which the Separate Account is valued. A Valuation Date is any day on which the New York Stock Exchange is open for trading. The value of Accumulation Units will be determined as of the close of trading on the New York Stock Exchange.

VALUATION PERIOD -- the period between the close of business on successive Valuation Dates.

WE, US, OUR -- Brighthouse Life Insurance Company.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B
--------------------------------------------------------------------------------
                     ADDITIONAL INFORMATION REGARDING FUNDS



Certain Funds were subject to a name. The chart below identifies the former name and new name of each of these Funds.



NAME CHANGES



             FORMER FUND NAME                             NEW FUND NAME
------------------------------------------ ------------------------------------------
BRIGHTHOUSE FUNDS TRUST I                  BRIGHTHOUSE FUNDS TRUST I
 Loomis Sayles Global Markets Portfolio    Loomis Sayles Global Allocation Portfolio
 Morgan Stanley Mid Cap Growth Portfolio   Morgan Stanley Discovery Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C
--------------------------------------------------------------------------------
                   TARGET PREMIUM PER $1,000 OF STATED AMOUNT

                          (IF AVAILABLE IN YOUR STATE)


  AGE       MALE        FEMALE       UNISEX
------   ----------   ----------   ---------
  20     20.75046     17.76811     20.15660
  21     21.43931     18.41151     20.83692
  22     22.15540     19.07822     21.54229
  23     22.89985     19.77061     22.27547
  24     23.67203     20.49002     23.03759
  25     24.47303     21.23587     23.82807
  26     25.30237     22.00956     24.64648
  27     26.15803     22.81058     25.49061
  28     27.04391     23.64019     26.36478
  29     27.96810     24.49974     27.27515
  30     28.93223     25.39050     28.22519
  31     29.93846     26.31420     29.21513
  32     30.98879     27.26929     30.24699
  33     32.08244     28.25862     31.31966
  34     33.21998     29.28066     32.43372
  35     34.40231     30.33542     33.58984
  36     35.62875     31.42269     34.78864
  37     36.89887     32.54581     36.02937
  38     38.21380     33.70666     37.31331
  39     39.57333     34.90869     38.64156
  40     40.98082     36.15456     40.01542
  41     42.43483     37.44393     41.43655
  42     43.93497     38.77792     42.90320
  43     45.47934     40.15795     44.41354
  44     47.06408     41.58437     45.96532
  45     48.68721     43.05748     47.55816
  46     50.35153     44.57635     49.19205
  47     52.05909     46.14015     50.86933
  48     53.82129     47.74978     52.60081
  49     55.65264     49.40329     54.39601
  50     57.55331     51.10045     56.25603
  51     59.52395     52.84293     58.18077
  52     61.56006     54.62786     60.16500
  53     63.65497     56.45561     62.20607
  54     65.80535     58.32662     64.29880
  55     68.00239     60.24140     66.43654
  56     70.24448     62.19765     68.61843
  57     72.53540     64.19326     70.84671
  58     74.89684     66.22932     73.13829
  59     77.34745     68.30904     75.50944
  60     79.88828     70.43886     77.96041
  61     82.50695     72.62267     80.48453
  62     85.18613     74.86294     83.06646
  63     87.90817     77.16453     85.69409
  64     90.67166     79.53113     88.36535

  AGE        MALE         FEMALE       UNISEX
------   -----------   -----------   ----------
  65      93.48089      81.96817      91.08574
  66      96.35338      84.48046      93.86943
  67      99.31975      87.07340      96.74203
  68     102.40600      89.75142      99.72414
  69     105.64164      92.52270     102.84177
  70     109.04977      95.39222     106.11045
  71     112.63969      98.36063     109.53631
  72     116.38886     101.42742     113.10176
  73     120.28963     104.60168     116.80131
  74     124.39784     107.89189     120.67888
  75     128.76831     111.31764     124.77812
  76     133.45523     114.90649     129.14242
  77     138.49658     118.69317     133.80624
  78     143.89584     122.71355     138.77520
  79     149.64681     127.01309     144.04965
  80     155.77273     131.63730     149.65179

                                   APPENDIX D
--------------------------------------------------------------------------------
                      CASH VALUE ACCUMULATION TEST FACTORS

                          (IF AVAILABLE IN YOUR STATE)


 ATTAINED AGE       MALE        FEMALE       UNISEX
--------------   ----------   ----------   ---------
      20         796.856%     902.894%     796.856%
      21         770.878%     871.381%     770.878%
      22         745.677%     840.968%     745.677%
      23         721.181%     811.562%     721.181%
      24         697.376%     783.122%     697.376%
      25         674.290%     755.675%     674.290%
      26         651.938%     729.176%     651.938%
      27         630.362%     703.635%     630.362%
      28         609.463%     679.010%     609.463%
      29         589.127%     655.262%     589.127%
      30         569.320%     632.357%     569.320%
      31         550.066%     610.257%     550.066%
      32         531.358%     588.984%     531.358%
      33         513.231%     568.474%     513.231%
      34         495.687%     548.742%     495.687%
      35         478.726%     529.769%     478.726%
      36         462.344%     511.538%     462.344%
      37         446.549%     493.984%     446.549%
      38         431.325%     477.072%     431.325%
      39         416.657%     460.756%     416.657%
      40         402.531%     445.006%     402.531%
      41         388.928%     429.826%     388.928%
      42         375.852%     415.200%     375.852%
      43         363.297%     401.115%     363.297%
      44         351.258%     387.562%     351.258%
      45         339.716%     374.532%     339.716%
      46         328.651%     362.023%     328.651%
      47         318.032%     350.027%     318.032%
      48         307.803%     338.525%     307.803%
      49         297.926%     327.511%     297.926%
      50         288.403%     316.969%     288.403%
      51         279.237%     306.875%     279.237%
      52         270.441%     297.224%     270.441%
      53         262.012%     287.995%     262.012%
      54         253.952%     279.168%     253.952%
      55         246.259%     270.721%     246.259%
      56         238.921%     262.644%     238.921%
      57         231.917%     254.922%     231.917%
      58         225.204%     247.535%     225.204%
      59         218.752%     240.457%     218.752%
      60         212.561%     233.663%     212.561%
      61         206.635%     227.134%     206.635%
      62         200.988%     220.859%     200.988%
      63         195.616%     214.823%     195.616%
      64         190.506%     209.017%     190.506%

 ATTAINED AGE       MALE        FEMALE       UNISEX
--------------   ----------   ----------   ---------
      65         185.637%     203.431%     185.637%
      66         180.985%     198.056%     180.985%
      67         176.526%     192.887%     176.526%
      68         172.243%     187.918%     172.243%
      69         168.122%     183.143%     168.122%
      70         164.158%     178.556%     164.158%
      71         160.357%     174.158%     160.357%
      72         156.733%     169.949%     156.733%
      73         153.291%     165.919%     153.291%
      74         150.012%     162.063%     150.012%
      75         146.885%     158.372%     146.885%
      76         155.141%     155.141%     155.141%
      77         152.556%     152.556%     152.556%
      78         150.067%     150.067%     150.067%
      79         147.665%     147.665%     147.665%
      80         145.630%     145.630%     145.630%
      81         143.404%     143.404%     143.404%
      82         141.307%     141.307%     141.307%
      83         139.321%     139.321%     139.321%
      84         137.428%     137.428%     137.428%
      85         130.271%     130.271%     130.271%
      86         128.604%     128.604%     128.604%
      87         127.012%     127.012%     127.012%
      88         125.528%     125.528%     125.528%
      89         124.135%     124.135%     124.135%
      90         122.791%     122.791%     122.791%
      91         121.378%     121.378%     121.378%
      92         119.851%     119.851%     119.851%
      93         118.274%     118.274%     118.274%
      94         116.681%     116.681%     116.681%
      95         115.085%     115.085%     115.085%
      96         113.438%     113.438%     113.438%
      97         111.634%     111.634%     111.634%
      98         109.478%     109.478%     109.478%
      99         106.779%     106.779%     106.779%

To learn more about the Policy, you should read the Statement of Additional Information ("SAI") dated the same date as this prospectus, which is incorporated by reference into this prospectus. For a free copy of the SAI or for other Policy inquiries please contact us by writing to Brighthouse Life Insurance Company, Specialized Benefit Resources, 501 Route 22, Bridgewater, NJ 08807 or by calling us at 1-908-253-1400.

To obtain free copies of personalized illustrations of Death Benefits, Cash Surrender Values, and Contract Values please contact your financial representative.

The SAI and additional information about the Registrant can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the Securities and Exchange Commission (the "SEC") at 202-942-8090. Reports and other information about the Registrant, including the SAI, are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549.

Investment Company Act File Number: 811-09215




Book 79                                                                   4/19

            CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE POLICY
         CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE 2000 POLICY
               CORPORATE OWNED VARIABLE UNIVERSAL LIFE III POLICY
                            CORPORATE SELECT POLICY
          CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE IV POLICY


                  PART B - STATEMENT OF ADDITIONAL INFORMATION
                                     (SAI)
                                     DATED

                                 APRIL 29, 2019

                                      FOR
              BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                                  (REGISTRANT)
                                   ISSUED BY
                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                                  (DEPOSITOR)


This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains additional information about the Policies and Brighthouse Life Insurance Company. You should read this SAI in conjunction with the prospectuses dated April 29, 2019 for the Corporate Owned Variable Universal Life Insurance Policies ("the Policies"). The defined terms used in this SAI are as defined in the prospectus.


Copies of the prospectuses may be obtained by writing to MetLife-Specialized Benefit Resources ("SBR"), 501 Route 22, Bridgewater, NJ 08807, or by calling 1-908-253-1400 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                                        BLIC-Book-49-50-51-79-92

                               TABLE OF CONTENTS



                                                            PAGE
                                                           -----
GENERAL INFORMATION AND HISTORY...........................    3
 The Depositor............................................    3
 State Regulation.........................................    3
 The Registrant...........................................    4
 Registration Statement...................................    4
 The Custodian............................................    4
SERVICES..................................................    4
UNDERWRITING AND DISTRIBUTION AGREEMENTS..................    4
 Principal Underwriting and Distribution Agreement........    4
 Compensation.............................................    4
VALUATION OF ASSETS.......................................    5
 Investment Options.......................................    5
 The Contract Value.......................................    5
 Accumulation Unit Value..................................    5
CALCULATION OF MONEY MARKET YIELD.........................    5
ADDITIONAL INFORMATION ABOUT POLICY CHARGES...............    6
 Special Purchase Plans...................................    6
 Underwriting Procedures..................................    6
 Increases and Decreases in Stated Amount.................    6
ADDITIONAL FEDERAL TAX CONSIDERATIONS.....................    7
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............    7
Financial Statements......................................    8

                        GENERAL INFORMATION AND HISTORY


THE DEPOSITOR. Brighthouse Life Insurance Company ("BLIC" or the "Company") is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF's common stock to holders of MetLife Inc.'s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Brighthouse Life Insurance Company History

MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA ("MetLife USA"). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the Policies and paying any benefits due under all policies and contracts issued by each of its corporate predecessors. These predecessor companies that issued policies on and prior to November 14, 2014 were the following:

- MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut ("MICC"), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.

- MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut ("MLAC"), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

- MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company ("MLI USA"), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

- MetLife Investors Insurance Company: MetLife Investors Insurance Company ("MLI"), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

- MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California ("MLI-CA"), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.

STATE REGULATION. The Company is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Insurance Commissioner of the State of Delaware (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE REGISTRANT. Brighthouse Life Insurance Company sponsors a separate account:
Brighthouse Fund UL III for Variable Life Insurance (Fund UL III). Fund UL III was established on January 15, 1999. Fund UL III is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "a separate account." Separate accounts are primarily designed to keep policy assets separate from other company assets.

REGISTRATION STATEMENT. Registration Statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statements, their amendments and exhibits, contain information beyond that found in the prospectuses and the SAI.

THE CUSTODIAN. The Company holds title to the assets in the Separate Account.



                                    SERVICES

BLIC maintains certain books and records of Fund UL III and provides certain issuance and other administrative services for the Policies. Andesa Services, Inc. ("Andesa"), which has its principal office at 6675 Snowdrift Road, Suite 108, Allentown, PA 18106, provides administrative and recordkeeping services to BLIC in connection with our administration of Fund UL III Policies. Andesa is not affiliated with BLIC, Fund UL III or any of BLIC's affiliates, including the Contract's principal underwriter, Brighthouse Securities, LLC.



                    UNDERWRITING AND DISTRIBUTION AGREEMENTS

PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT. Information about the distribution of the Policies is contained in the prospectus (see "Distribution & Compensation"). Additional information is provided below.

Brighthouse Securities, LLC ("Brighthouse Securities") serves as the principal underwriter and distributor of the securities offered through the prospectus pursuant to the terms of the Principal Underwriting and Distribution Agreement. Prior to March 6, 2017, MetLife Investors Distribution Company ("MLIDC") served as principal underwriter and distributor. Brighthouse Securities, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies.

Brighthouse Securities' principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA").

The table below shows the amount of commissions paid with respect to Fund UL III in the years indicated. MLIDC was the recipient of these commissions for periods preceding March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.


                            UNDERWRITING COMMISSIONS




              UNDERWRITING COMMISSIONS PAID   AMOUNT OF UNDERWRITING
    YEAR              BY THE COMPANY           COMMISSIONS RETAINED
------------ ------------------------------- -----------------------
 2018........$1,284,922                      $0
 2017........$1,629,533                      $0
 2016........$1,054,969                      $0


The Policies are no longer offered for sale. Brighthouse Securities entered into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Policies but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products.

COMPENSATION. Broker-dealers who have selling agreements with Brighthouse Securities are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policy typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy and from profits on payments received by the Company and Brighthouse Securities from the Funds.


                              VALUATION OF ASSETS

INVESTMENT OPTIONS. The value of the assets of each Investment Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of an Investment Option from one valuation period to the next. The net investment factor for an Investment Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Investment Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of an Investment Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the Investment Option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. An Investment Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Investment Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Investment Option and takes into account the investment performance, expenses and the deduction of certain expenses.


                       CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Investment Option for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       Effective Yield = ((Base Return + 1) to the power of (365 /7)) - 1

Where:

Base Return = (AUV Change - Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV - Prior AUV.

Contract Charge Adjustment = Average AUV x Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee x (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Investment Option for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Investment Option will be lower than the yield for the corresponding Fund. The yields on amounts held in the Investment Option normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Investment Option is affected by changes in interest rates on money market securities, average portfolio maturity of the Fund, the types and qualities of portfolio securities held by the Fund, and the Fund's operating expenses. Yields on amounts held in the Investment Option may also be presented for periods other than a 7-day period.


                  ADDITIONAL INFORMATION ABOUT POLICY CHARGES

SPECIAL PURCHASE PLANS. We reserve the right to waive all or a part of any fee we charge under the Policy (excluding Fund expenses). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us or an affiliated company, receiving distributions or making transfers from other contracts we or one of our affiliates issue; type and frequency of administrative and sales service provided; or any other factor we determine relevant. Any fee modification will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued.

UNDERWRITING PROCEDURES. The Policy's cost of insurance depends on the insured's sex, issue age, risk class and length of time the Policy has been in force. The rates will vary depending on tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the Insured's attained age and are equal to the 2001 Commissioners Standard Ordinary Mortality Tables for Policies issued on or after January 1, 2009. For Policies issued prior to January 1, 2009, guaranteed cost of insurance rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables or the 1980 Commissioners Ordinary Mortality Table B, which is used for unisex cost of insurance rates. The maximum rates for the tables-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender and risk class.

The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

INCREASES AND DECREASES IN STATED AMOUNT. After the first Policy Year, You may request in writing to change the Stated Amount. When your Stated Amount changes, your policy charges and possibly your Death Benefit will also change. If you increase or decrease your Stated Amount your Contract may become a modified endowment contract (MEC) under federal tax law (please see the Federal Income Taxes section of the Prospectus for more information and consult your tax adviser for information on the impact a modified endowment contract may affect you).

Under some circumstances you will need to provide evidence that the insured(s) is still insurable and that an insurable interest continues to exist. Any change in Stated Amount will be effective on either the next or prior Monthly Deduction Date after the change has been approved by us.

When we increase the Stated Amount we issue an additional insurance segment. Each insurance segment has its own issue age, risk class and in certain instances, charges. After an increase in Stated Amount, different cost of insurance rates may apply to different segments of Stated Amount. If this happens we will attribute your Cash Value proportionately to each segment to compute our insurance risk and to calculate the cost of insurance charge. In addition, premiums received after an increase in Stated Amount has been effective will not be added together with premium received before the requested increase for purposes of determining the Sales Expense Charge.


                     ADDITIONAL FEDERAL TAX CONSIDERATIONS

If Fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the Fund may fail the diversification requirements of
Section 817(h) of the Code, which could have adverse tax consequences for variable policy contract owners, including losing the benefit of tax deferral.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Investment Options of Brighthouse Fund UL III for Variable Life Insurance included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.

                              FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Investment Options of the Separate Account, Brighthouse Fund UL III for Variable Life Insurance, and the consolidated financial statements and related financial statement schedules of the Company, follow this page of the SAI. The consolidated financial statements of the Company only bear on the Company's ability to meet its obligations under the Policy and should not be considered as bearing on the investment performance of the Separate Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Policy Owners of
Brighthouse Fund UL III for Variable Life Insurance and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Brighthouse Fund UL III for Variable Life Insurance (the "Separate Account") of Brighthouse Life Insurance Company (the "Company") comprising each of the individual Investment Options listed in Note 2.A as of December 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for each of the five years in the period then ended for the Investment Options, except for the Investment Options included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Investment Options and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Investment Options constituting the Separate Account of the Company as of December 31, 2018, and the results of their operations for the year then ended (or for the periods listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

------------------------------------------------------------------------------------------------------------------------------------

    INDIVIDUAL INVESTMENT
   OPTIONS COMPRISING THE       STATEMENT OF
      SEPARATE ACCOUNT           OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
  American Century VP        For the year ended
  Capital Appreciation       December 31, 2018
  Investment Option
  BHFTI ClearBridge
  Aggressive Growth
  Investment Option

------------------------------------------------------------------------------------------------------------------------------------
  BHFTI Brighthouse/Eaton    For the year ended
  Vance Floating Rate        December 31, 2018
  Investment Option

------------------------------------------------------------------------------------------------------------------------------------
  BHFTII                     For the year ended
  Brighthouse/Wellington     December 31, 2018
  Core Equity Opportunities
  Investment Option

------------------------------------------------------------------------------------------------------------------------------------
  BHFTII T. Rowe Price       For the year ended December 31, 2018 (commenced April 28, 2017 and began
  Small Cap Growth           transactions in 2018)
  Investment Option

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

    INDIVIDUAL INVESTMENT       STATEMENTS OF
   OPTIONS COMPRISING THE        CHANGES IN
      SEPARATE ACCOUNT           NET ASSETS                                            FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
  American Century VP        For the years ended                                  For the years ended December 31,
  Capital Appreciation       December 31, 2018                                    2018, 2017, 2016, 2015, and the
  Investment Option          and 2017                                             period from April 28, 2014
  BHFTI ClearBridge                                                               (commencement of operations)
  Aggressive Growth                                                               through December 31, 2014
  Investment Option

------------------------------------------------------------------------------------------------------------------------------------
  BHFTI Brighthouse/Eaton    For the year ended December 31, 2018 and the period
  Vance Floating Rate        from April 28, 2017 (commencement of operations)
  Investment Option          through December 31, 2017

------------------------------------------------------------------------------------------------------------------------------------
  BHFTII                     For the years ended                                  For the years ended December 31,
  Brighthouse/Wellington     December 31, 2018                                    2018, 2017, and 2016
  Core Equity Opportunities  and 2017                                             (commenced April 29, 2013 and
  Investment Option                                                               began transactions in 2016)

------------------------------------------------------------------------------------------------------------------------------------
  BHFTII T. Rowe Price
  Small Cap Growth
  Investment Option

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

    INDIVIDUAL INVESTMENT                                                                                  STATEMENTS OF
   OPTIONS COMPRISING THE        STATEMENT OF                                                               CHANGES IN
      SEPARATE ACCOUNT            OPERATIONS                                                                NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
  BHFTII Western Asset        For the year ended                                                        For the years ended
  Management Strategic        December 31, 2018                                                         December 31, 2018
  Bond Opportunities                                                                                    and 2017
  Investment Option
  Fidelity(R) VIP Government
  Money Market Investment
  Option

------------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I Comstock        For the year ended                                                        For the years ended
  Investment Option           December 31, 2018                                                         December 31, 2018
                                                                                                        and 2017


------------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Government     For the year ended December 31, 2018 (commenced April 30, 2011 and began
  Securities Investment       transactions in 2018)
  Option

------------------------------------------------------------------------------------------------------------------------------------
  MFS(R) VIT II High Yield    For the year ended                                                        For the years ended
  Investment Option           December 31, 2018                                                         December 31, 2018
                                                                                                        and 2017


------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

    INDIVIDUAL INVESTMENT
   OPTIONS COMPRISING THE
      SEPARATE ACCOUNT             FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
  BHFTII Western Asset        For the years ended December 31,
  Management Strategic        2018, 2017, and the period from
  Bond Opportunities          April 27, 2016 (commencement
  Investment Option           of operations) through
  Fidelity(R) VIP Government  December 31, 2016
  Money Market Investment
  Option

------------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I Comstock        For the years ended December 31,
  Investment Option           2018, 2017, 2016, 2015, and 2014
                              (commenced April 30, 1999 and
                              began transactions in 2014)

------------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Government
  Securities Investment
  Option

------------------------------------------------------------------------------------------------------------------------------------
  MFS(R) VIT II High Yield    For the years ended December 31,
  Investment Option           2018, 2017, 2016, 2015, and 2014
                              (commenced August 16, 2013 and
                              began transactions in 2014)

------------------------------------------------------------------------------------------------------------------------------------



BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2018, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2019



We have served as the Separate Account's auditor since 2005.

This page is intentionally left blank.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2018


                                               AB VPS GLOBAL       AB VPS INTERMEDIATE   AB VPS INTERNATIONAL    AMERICAN CENTURY VP
                                              THEMATIC GROWTH             BOND                   VALUE          CAPITAL APPRECIATION
                                             INVESTMENT OPTION      INVESTMENT OPTION      INVESTMENT OPTION      INVESTMENT OPTION
                                           --------------------   --------------------   --------------------   --------------------
ASSETS:
   Investments at fair value............   $              5,411   $              5,527   $              3,923   $          9,380,242
   Accrued dividends....................                     --                     --                     --                     --
   Due from Brighthouse Life
     Insurance Company..................                     --                     --                     --                     --
                                           --------------------   --------------------   --------------------   --------------------
        Total Assets....................                  5,411                  5,527                  3,923              9,380,242
                                           --------------------   --------------------   --------------------   --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company..................                      8                      8                      7                     18
                                           --------------------   --------------------   --------------------   --------------------
        Total Liabilities...............                      8                      8                      7                     18
                                           --------------------   --------------------   --------------------   --------------------

NET ASSETS..............................   $              5,403   $              5,519   $              3,916   $          9,380,224
                                           ====================   ====================   ====================   ====================


 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                                    AMERICAN FUNDS(R)
                                  AMERICAN CENTURY      AMERICAN FUNDS(R)     AMERICAN FUNDS(R)       GLOBAL SMALL
                                      VP ULTRA                BOND              GLOBAL GROWTH        CAPITALIZATION
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $              8,111  $             23,233  $          2,763,697  $              2,524
   Accrued dividends..........                    --                    --                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........                 8,111                23,233             2,763,697                 2,524
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    11                     8                    23                    13
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    11                     8                    23                    13
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $              8,100  $             23,225  $          2,763,674  $              2,511
                                ====================  ====================  ====================  ====================


                                 AMERICAN FUNDS(R)    AMERICAN FUNDS(R)     AMERICAN FUNDS(R)     AMERICAN FUNDS(R)
                                      GROWTH            GROWTH-INCOME       HIGH-INCOME BOND        INTERNATIONAL
                                 INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $        45,493,584  $        26,631,168  $              8,254  $         29,212,851
   Accrued dividends..........                   --                   --                    --                    --
   Due from Brighthouse Life
     Insurance Company........                   --                   --                    --                    --
                                -------------------  -------------------  --------------------  --------------------
        Total Assets..........           45,493,584           26,631,168                 8,254            29,212,851
                                -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                   66                   27                     9                    34
                                -------------------  -------------------  --------------------  --------------------
        Total Liabilities.....                   66                   27                     9                    34
                                -------------------  -------------------  --------------------  --------------------

NET ASSETS....................  $        45,493,518  $        26,631,141  $              8,245  $         29,212,817
                                ===================  ===================  ====================  ====================

                                                      AMERICAN FUNDS(R) U.S.
                                  AMERICAN FUNDS(R)       GOVERNMENT/AAA-
                                      NEW WORLD          RATED SECURITIES
                                  INVESTMENT OPTION      INVESTMENT OPTION
                                --------------------  ----------------------
ASSETS:
   Investments at fair value..  $          8,915,489   $             43,542
   Accrued dividends..........                    --                     --
   Due from Brighthouse Life
     Insurance Company........                    --                     --
                                --------------------  ----------------------
        Total Assets..........             8,915,489                 43,542
                                --------------------  ----------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    29                      9
                                --------------------  ----------------------
        Total Liabilities.....                    29                      9
                                --------------------  ----------------------

NET ASSETS....................  $          8,915,460   $             43,533
                                ====================  ======================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                                   BHFTI BRIGHTHOUSE/
                                   BHFTI BLACKROCK      BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE     ABERDEEN EMERGING
                                     HIGH YIELD       ASSET ALLOCATION 100     SMALL CAP VALUE       MARKETS EQUITY
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         28,080,014  $            894,156  $          2,691,501  $         16,900,087
   Accrued dividends..........                    --                    --                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........            28,080,014               894,156             2,691,501            16,900,087
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    17                    10                    28                    22
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    17                    10                    28                    22
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $         28,079,997  $            894,146  $          2,691,473  $         16,900,065
                                ====================  ====================  ====================  ====================

                                 BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/                                 BHFTI
                                     EATON VANCE        WELLINGTON LARGE        BHFTI CLARION          CLEARBRIDGE
                                    FLOATING RATE         CAP RESEARCH       GLOBAL REAL ESTATE     AGGRESSIVE GROWTH
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $          5,848,455  $            912,773  $         29,801,786  $         19,227,649
   Accrued dividends..........                    --                    --                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........             5,848,455               912,773            29,801,786            19,227,649
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                     3                    10                    34                    26
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                     3                    10                    34                    26
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $          5,848,452  $            912,763  $         29,801,752  $         19,227,623
                                ====================  ====================  ====================  ====================

                                    BHFTI HARRIS
                                       OAKMARK            BHFTI INVESCO
                                    INTERNATIONAL       SMALL CAP GROWTH
                                  INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $         25,753,908  $         14,527,796
   Accrued dividends..........                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........            25,753,908            14,527,796
                                --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    22                    25
                                --------------------  --------------------
        Total Liabilities.....                    22                    25
                                --------------------  --------------------

NET ASSETS....................  $         25,753,886  $         14,527,771
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                        BHFTI                 BHFTI                 BHFTI
                                    LOOMIS SAYLES        MFS(R) RESEARCH       MORGAN STANLEY       BHFTI OPPENHEIMER
                                   GLOBAL MARKETS         INTERNATIONAL        MID CAP GROWTH         GLOBAL EQUITY
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $          5,976,144  $          2,723,570  $          1,903,139  $            928,320
   Accrued dividends..........                    --                    --                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........             5,976,144             2,723,570             1,903,139               928,320
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    18                     9                    25                    17
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    18                     9                    25                    17
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $          5,976,126  $          2,723,561  $          1,903,114  $            928,303
                                ====================  ====================  ====================  ====================

                                        BHFTI                                   BHFTI VICTORY            BHFTII
                                   PIMCO INFLATION     BHFTI T. ROWE PRICE        SYCAMORE           BAILLIE GIFFORD
                                   PROTECTED BOND        LARGE CAP VALUE        MID CAP VALUE      INTERNATIONAL STOCK
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         37,603,784  $          3,033,742  $            765,027  $             79,025
   Accrued dividends..........                    --                    --                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........            37,603,784             3,033,742               765,027                79,025
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    25                    34                    17                     8
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    25                    34                    17                     8
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $         37,603,759  $          3,033,708  $            765,010  $             79,017
                                ====================  ====================  ====================  ====================


                                  BHFTII BLACKROCK      BHFTII BLACKROCK
                                     BOND INCOME      CAPITAL APPRECIATION
                                  INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $         21,543,514  $          2,013,262
   Accrued dividends..........                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........            21,543,514             2,013,262
                                --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    20                    15
                                --------------------  --------------------
        Total Liabilities.....                    20                    15
                                --------------------  --------------------

NET ASSETS....................  $         21,543,494  $          2,013,247
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                  BHFTII BLACKROCK
                                     ULTRA-SHORT       BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                      TERM BOND        ASSET ALLOCATION 20   ASSET ALLOCATION 40   ASSET ALLOCATION 60
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         62,172,665  $          1,640,915  $          1,018,789  $          2,422,972
   Accrued dividends..........                   300                    --                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........            62,172,965             1,640,915             1,018,789             2,422,972
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                   334                     9                     9                    10
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                   334                     9                     9                    10
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $         62,172,631  $          1,640,906  $          1,018,780  $          2,422,962
                                ====================  ====================  ====================  ====================

                                                                            BHFTII BRIGHTHOUSE/
                                                       BHFTII BRIGHTHOUSE/      WELLINGTON
                                 BHFTII BRIGHTHOUSE        WELLINGTON           CORE EQUITY          BHFTII FRONTIER
                                 ASSET ALLOCATION 80        BALANCED           OPPORTUNITIES         MID CAP GROWTH
                                  INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION      INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $            235,816  $          1,872,218  $          1,072,208  $          1,825,643
   Accrued dividends..........                    --                    --                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........               235,816             1,872,218             1,072,208             1,825,643
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    10                    20                    11                    21
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    10                    20                    11                    21
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $            235,806  $          1,872,198  $          1,072,197  $          1,825,622
                                ====================  ====================  ====================  ====================


                                                          BHFTII METLIFE
                                       BHFTII             AGGREGATE BOND
                                   JENNISON GROWTH             INDEX
                                  INVESTMENT OPTION      INVESTMENT OPTION
                                --------------------  ---------------------
ASSETS:
   Investments at fair value..  $         51,464,497  $           9,019,971
   Accrued dividends..........                    --                     --
   Due from Brighthouse Life
     Insurance Company........                    --                     --
                                --------------------  ---------------------
        Total Assets..........            51,464,497              9,019,971
                                --------------------  ---------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    32                     19
                                --------------------  ---------------------
        Total Liabilities.....                    32                     19
                                --------------------  ---------------------

NET ASSETS....................  $         51,464,465  $           9,019,952
                                ====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018





                                   BHFTII METLIFE       BHFTII METLIFE        BHFTII METLIFE         BHFTII METLIFE
                                 MID CAP STOCK INDEX  MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX       STOCK INDEX
                                  INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION
                                --------------------  -------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value..  $         30,118,624  $        13,938,937  $         24,122,275   $         16,257,613
   Accrued dividends..........                    --                   --                    --                     --
   Due from Brighthouse Life
     Insurance Company........                    --                   --                    --                     --
                                --------------------  -------------------  ---------------------  --------------------
        Total Assets..........            30,118,624           13,938,937            24,122,275             16,257,613
                                --------------------  -------------------  ---------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    23                   24                    46                     26
                                --------------------  -------------------  ---------------------  --------------------
        Total Liabilities.....                    23                   24                    46                     26
                                --------------------  -------------------  ---------------------  --------------------

NET ASSETS....................  $         30,118,601  $        13,938,913  $         24,122,229   $         16,257,587
                                ====================  ===================  =====================  ====================



                                                                                  BHFTII                BHFTII
                                   BHFTII MFS(R)         BHFTII MFS(R)       NEUBERGER BERMAN        T. ROWE PRICE
                                   TOTAL RETURN              VALUE                GENESIS          LARGE CAP GROWTH
                                 INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..  $        17,724,503  $         57,767,693  $          2,365,826  $         1,890,547
   Accrued dividends..........                   --                    --                    --                   --
   Due from Brighthouse Life
     Insurance Company........                   --                    --                    --                   --
                                -------------------  --------------------  --------------------  -------------------
        Total Assets..........           17,724,503            57,767,693             2,365,826            1,890,547
                                -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                   66                    37                    11                   13
                                -------------------  --------------------  --------------------  -------------------
        Total Liabilities.....                   66                    37                    11                   13
                                -------------------  --------------------  --------------------  -------------------

NET ASSETS....................  $        17,724,437  $         57,767,656  $          2,365,815  $         1,890,534
                                ===================  ====================  ====================  ===================

                                                            BHFTII
                                                         WESTERN ASSET
                                       BHFTII             MANAGEMENT
                                    T. ROWE PRICE       STRATEGIC BOND
                                  SMALL CAP GROWTH       OPPORTUNITIES
                                  INVESTMENT OPTION    INVESTMENT OPTION
                                -------------------  --------------------
ASSETS:
   Investments at fair value..  $            85,051  $            291,187
   Accrued dividends..........                   --                    --
   Due from Brighthouse Life
     Insurance Company........                   --                    --
                                -------------------  --------------------
        Total Assets..........               85,051               291,187
                                -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    1                    13
                                -------------------  --------------------
        Total Liabilities.....                    1                    13
                                -------------------  --------------------

NET ASSETS....................  $            85,050  $            291,174
                                ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                   BHFTII WESTERN
                                  ASSET MANAGEMENT        DELAWARE VIP           DREYFUS VIF            DREYFUS VIF
                                   U.S. GOVERNMENT       SMALL CAP VALUE        APPRECIATION        INTERNATIONAL VALUE
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION
                                --------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value..  $          3,892,412  $         21,224,617  $             523,079  $              4,202
   Accrued dividends..........                    --                    --                     --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --                     --                    --
                                --------------------  --------------------  ---------------------  --------------------
        Total Assets..........             3,892,412            21,224,617                523,079                 4,202
                                --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                     9                    32                     10                     8
                                --------------------  --------------------  ---------------------  --------------------
        Total Liabilities.....                     9                    32                     10                     8
                                --------------------  --------------------  ---------------------  --------------------

NET ASSETS....................  $          3,892,403  $         21,224,585  $             523,069  $              4,194
                                ====================  ====================  =====================  ====================

                                     DREYFUS VIF
                                    OPPORTUNISTIC         FIDELITY(R) VIP       FIDELITY(R) VIP        FIDELITY(R) VIP
                                      SMALL CAP             CONTRAFUND           EQUITY-INCOME          FREEDOM 2010
                                  INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION
                                ---------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value..  $           1,008,959  $         25,363,108  $            701,427  $             228,036
   Accrued dividends..........                     --                    --                    --                     --
   Due from Brighthouse Life
     Insurance Company........                     --                    --                    --                     --
                                ---------------------  --------------------  --------------------  ---------------------
        Total Assets..........              1,008,959            25,363,108               701,427                228,036
                                ---------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                     13                    46                    10                     16
                                ---------------------  --------------------  --------------------  ---------------------
        Total Liabilities.....                     13                    46                    10                     16
                                ---------------------  --------------------  --------------------  ---------------------

NET ASSETS....................  $           1,008,946  $         25,363,062  $            701,417  $             228,020
                                =====================  ====================  ====================  =====================


                                   FIDELITY(R) VIP       FIDELITY(R) VIP
                                    FREEDOM 2015          FREEDOM 2020
                                  INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $            597,993  $          2,178,904
   Accrued dividends..........                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........               597,993             2,178,904
                                --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    10                     9
                                --------------------  --------------------
        Total Liabilities.....                    10                     9
                                --------------------  --------------------

NET ASSETS....................  $            597,983  $          2,178,895
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                FIDELITY(R) VIP
                                   FIDELITY(R) VIP       FIDELITY(R) VIP          GOVERNMENT          FIDELITY(R) VIP
                                    FREEDOM 2025          FREEDOM 2030           MONEY MARKET         GROWTH & INCOME
                                  INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value..  $          2,136,866  $          3,007,267  $          46,870,978  $             25,288
   Accrued dividends..........                    --                    --                     --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --                     --                    --
                                --------------------  --------------------  ---------------------  --------------------
        Total Assets..........             2,136,866             3,007,267             46,870,978                25,288
                                --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                     9                     9                     12                    10
                                --------------------  --------------------  ---------------------  --------------------
        Total Liabilities.....                     9                     9                     12                    10
                                --------------------  --------------------  ---------------------  --------------------

NET ASSETS....................  $          2,136,857  $          3,007,258  $          46,870,966  $             25,278
                                ====================  ====================  =====================  ====================

                                                                                FIDELITY(R) VIP
                                   FIDELITY(R) VIP        FIDELITY(R) VIP      INVESTMENT GRADE        FIDELITY(R) VIP
                                     HIGH INCOME             INDEX 500               BOND                  MID CAP
                                  INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION
                                ---------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value..  $             133,764  $        111,202,560  $         32,530,860  $           5,009,847
   Accrued dividends..........                     --                    --                    --                     --
   Due from Brighthouse Life
     Insurance Company........                     --                    --                    --                     --
                                ---------------------  --------------------  --------------------  ---------------------
        Total Assets..........                133,764           111,202,560            32,530,860              5,009,847
                                ---------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                      9                   150                    23                     35
                                ---------------------  --------------------  --------------------  ---------------------
        Total Liabilities.....                      9                   150                    23                     35
                                ---------------------  --------------------  --------------------  ---------------------

NET ASSETS....................  $             133,755  $        111,202,410  $         32,530,837  $           5,009,812
                                =====================  ====================  ====================  =====================

                                                         FTVIPT FRANKLIN
                                   FIDELITY(R) VIP        MUTUAL GLOBAL
                                      OVERSEAS            DISCOVERY VIP
                                  INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $          1,765,838  $            235,915
   Accrued dividends..........                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........             1,765,838               235,915
                                --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    16                    10
                                --------------------  --------------------
        Total Liabilities.....                    16                    10
                                --------------------  --------------------

NET ASSETS....................  $          1,765,822  $            235,905
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                   FTVIPT FRANKLIN           FTVIPT                 FTVIPT                FTVIPT
                                    SMALL-MID CAP     TEMPLETON DEVELOPING         TEMPLETON             TEMPLETON
                                     GROWTH VIP            MARKETS VIP            FOREIGN VIP         GLOBAL BOND VIP
                                  INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $          1,375,878  $            947,897   $         12,140,733  $         20,693,875
   Accrued dividends..........                    --                    --                     --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --                     --                    --
                                --------------------  ---------------------  --------------------  --------------------
        Total Assets..........             1,375,878               947,897             12,140,733            20,693,875
                                --------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    17                     9                     29                    21
                                --------------------  ---------------------  --------------------  --------------------
        Total Liabilities.....                    17                     9                     29                    21
                                --------------------  ---------------------  --------------------  --------------------

NET ASSETS....................  $          1,375,861  $            947,888   $         12,140,704  $         20,693,854
                                ====================  =====================  ====================  ====================

                                                          INVESCO V.I.          INVESCO V.I.
                                    INVESCO V.I.           GOVERNMENT           INTERNATIONAL         JANUS HENDERSON
                                      COMSTOCK             SECURITIES              GROWTH               ENTERPRISE
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION
                                --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value..  $            747,834  $                750  $         15,882,144  $          31,583,983
   Accrued dividends..........                    --                    --                    --                     --
   Due from Brighthouse Life
     Insurance Company........                    --                    --                    --                     --
                                --------------------  --------------------  --------------------  ---------------------
        Total Assets..........               747,834                   750            15,882,144             31,583,983
                                --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                     8                     1                    38                     42
                                --------------------  --------------------  --------------------  ---------------------
        Total Liabilities.....                     8                     1                    38                     42
                                --------------------  --------------------  --------------------  ---------------------

NET ASSETS....................  $            747,826  $                749  $         15,882,106  $          31,583,941
                                ====================  ====================  ====================  =====================


                                   JANUS HENDERSON       JANUS HENDERSON
                                   GLOBAL RESEARCH      GLOBAL TECHNOLOGY
                                  INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $            393,762  $         13,786,306
   Accrued dividends..........                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........               393,762            13,786,306
                                --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    12                    22
                                --------------------  --------------------
        Total Liabilities.....                    12                    22
                                --------------------  --------------------

NET ASSETS....................  $            393,750  $         13,786,284
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                                                   LMPVET                LMPVET
                                   JANUS HENDERSON       JANUS HENDERSON    CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                    MID CAP VALUE           OVERSEAS          AGGRESSIVE GROWTH     DIVIDEND STRATEGY
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $          8,831,604  $          7,253,803  $            928,863  $            775,959
   Accrued dividends..........                    --                    --                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........             8,831,604             7,253,803               928,863               775,959
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    19                    25                    11                    11
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    19                    25                    11                    11
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $          8,831,585  $          7,253,778  $            928,852  $            775,948
                                ====================  ====================  ====================  ====================

                                                                                   LMPVIT
                                       LMPVET                LMPVET             WESTERN ASSET
                                CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE     VARIABLE GLOBAL        MFS(R) VIT II
                                  LARGE CAP GROWTH       LARGE CAP VALUE       HIGH YIELD BOND         HIGH YIELD
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $            880,774  $          3,754,999  $          5,821,427  $            174,505
   Accrued dividends..........                    --                    --                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........               880,774             3,754,999             5,821,427               174,505
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    12                    18                     9                     9
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    12                    18                     9                     9
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $            880,762  $          3,754,981  $          5,821,418  $            174,496
                                ====================  ====================  ====================  ====================


                                                       MORGAN STANLEY VIF
                                     MFS(R) VIT             EMERGING
                                    NEW DISCOVERY         MARKETS DEBT
                                  INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $            444,205  $          2,495,725
   Accrued dividends..........                    --                    --
   Due from Brighthouse Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........               444,205             2,495,725
                                --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    14                     8
                                --------------------  --------------------
        Total Liabilities.....                    14                     8
                                --------------------  --------------------

NET ASSETS....................  $            444,191  $          2,495,717
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                 MORGAN STANLEY VIF      OPPENHEIMER VA                                 PIMCO VIT
                                  EMERGING MARKETS         MAIN STREET            PIMCO VIT             COMMODITY
                                       EQUITY               SMALL CAP             ALL ASSET      REALRETURN(R) STRATEGY
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  -------------------  ----------------------
ASSETS:
   Investments at fair value..  $          9,994,207  $          1,282,389  $            22,648    $         5,854,479
   Accrued dividends..........                    --                    --                   --                     --
   Due from Brighthouse Life
     Insurance Company........                    --                    --                   --                     10
                                --------------------  --------------------  -------------------  ----------------------
        Total Assets..........             9,994,207             1,282,389               22,648              5,854,489
                                --------------------  --------------------  -------------------  ----------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                     9                    11                   11                     --
                                --------------------  --------------------  -------------------  ----------------------
        Total Liabilities.....                     9                    11                   11                     --
                                --------------------  --------------------  -------------------  ----------------------

NET ASSETS....................  $          9,994,198  $          1,282,378  $            22,637    $         5,854,489
                                ====================  ====================  ===================  ======================


                                      PIMCO VIT             PIMCO VIT            PIONEER VCT            PUTNAM VT
                                    LOW DURATION          TOTAL RETURN          MID CAP VALUE      INTERNATIONAL VALUE
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $          9,823,306  $         16,904,911  $            709,416  $           843,145
   Accrued dividends..........                    --                    --                    --                   --
   Due from Brighthouse Life
     Insurance Company........                    --                    --                    --                   --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........             9,823,306            16,904,911               709,416              843,145
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                    27                   887                    11                    7
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    27                   887                    11                    7
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $          9,823,279  $         16,904,024  $            709,405  $           843,138
                                ====================  ====================  ====================  ====================


                                      PUTNAM VT
                                 SUSTAINABLE LEADERS     ROYCE MICRO-CAP
                                  INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $           109,241   $            581,340
   Accrued dividends..........                   --                     --
   Due from Brighthouse Life
     Insurance Company........                   --                     --
                                --------------------  --------------------
        Total Assets..........              109,241                581,340
                                --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company........                   13                      8
                                --------------------  --------------------
        Total Liabilities.....                   13                      8
                                --------------------  --------------------

NET ASSETS....................  $           109,228   $            581,332
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2018


                                                                                           TAP 1919 VARIABLE        VANGUARD VIF
                                                                                          SOCIALLY RESPONSIVE       SMALL COMPANY
                                                                     ROYCE SMALL-CAP           BALANCED                GROWTH
                                                                    INVESTMENT OPTION      INVESTMENT OPTION      INVESTMENT OPTION
                                                                  --------------------   --------------------   --------------------
ASSETS:
   Investments at fair value...................................   $          7,549,275   $             44,084   $            205,312
   Accrued dividends...........................................                     --                     --                     --
   Due from Brighthouse Life
     Insurance Company.........................................                     --                     --                     --
                                                                  --------------------   --------------------   --------------------
        Total Assets...........................................              7,549,275                 44,084                205,312
                                                                  --------------------   --------------------   --------------------
LIABILITIES:
   Due to Brighthouse Life
     Insurance Company.........................................                     16                     12                      4
                                                                  --------------------   --------------------   --------------------
        Total Liabilities......................................                     16                     12                      4
                                                                  --------------------   --------------------   --------------------

NET ASSETS.....................................................   $          7,549,259   $             44,072   $            205,308
                                                                  ====================   ====================   ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                  AB VPS GLOBAL      AB VPS INTERMEDIATE   AB VPS INTERNATIONAL
                                                 THEMATIC GROWTH            BOND                   VALUE
                                                INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION
                                              --------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $                 68   $                 72
                                              --------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                    11                    46                     12
                                              --------------------  ---------------------  ---------------------
           Net investment income (loss).....                  (11)                    22                     60
                                              --------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    74                     --
      Realized gains (losses) on sale of
        investments.........................                   433               (4,822)                  1,040
                                              --------------------  ---------------------  ---------------------
           Net realized gains (losses)......                   433               (4,748)                  1,040
                                              --------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
        on investments......................                 (995)                 2,951                (2,212)
                                              --------------------  ---------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                 (562)               (1,797)                (1,172)
                                              --------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $              (573)  $            (1,775)   $            (1,112)
                                              ====================  =====================  =====================


                                               AMERICAN CENTURY VP     AMERICAN CENTURY      AMERICAN FUNDS(R)
                                              CAPITAL APPRECIATION         VP ULTRA                BOND
                                                INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION
                                              ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --   $                 20  $                561
                                              ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                15,571                     16                    47
                                              ---------------------  --------------------  --------------------
           Net investment income (loss).....              (15,571)                      4                   514
                                              ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                51,285                    789                    31
      Realized gains (losses) on sale of
        investments.........................                78,259                    389                 (436)
                                              ---------------------  --------------------  --------------------
           Net realized gains (losses)......               129,544                  1,178                 (405)
                                              ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (703,403)                (1,177)                 (469)
                                              ---------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             (573,859)                      1                 (874)
                                              ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (589,430)   $                  5  $              (360)
                                              =====================  ====================  ====================

                                                                      AMERICAN FUNDS(R)
                                                AMERICAN FUNDS(R)       GLOBAL SMALL        AMERICAN FUNDS(R)     AMERICAN FUNDS(R)
                                                  GLOBAL GROWTH        CAPITALIZATION            GROWTH             GROWTH-INCOME
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             21,563  $                  2  $            211,245  $            401,226
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                11,829                     4               100,977                41,333
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                 9,734                   (2)               110,268               359,893
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               252,728                   131             4,271,196             1,828,029
      Realized gains (losses) on sale of
        investments.........................             1,210,197                    13             7,921,311               540,345
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             1,462,925                   144            12,192,507             2,368,374
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (1,499,771)                 (446)          (11,741,953)           (3,310,302)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................              (36,846)                 (302)               450,554             (941,928)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           (27,112)  $              (304)  $            560,822  $          (582,035)
                                              ====================  ====================  ====================  ====================

(a) Commenced April 28, 2017 and began transactions in 2018.
(b) Commenced April 30, 2011 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                AMERICAN FUNDS(R)     AMERICAN FUNDS(R)     AMERICAN FUNDS(R)
                                                HIGH-INCOME BOND        INTERNATIONAL           NEW WORLD
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                525  $            560,874  $             85,201
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                    14                53,545                15,325
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....                   511               507,329                69,876
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --             1,557,165               267,395
      Realized gains (losses) on sale of
        investments.........................                  (20)             1,132,861               130,697
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......                  (20)             2,690,026               398,092
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                 (699)           (7,455,245)           (1,910,892)
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                 (719)           (4,765,219)           (1,512,800)
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $              (208)  $        (4,257,890)  $        (1,442,924)
                                              ====================  ====================  ====================

                                              AMERICAN FUNDS(R) U.S.
                                                  GOVERNMENT/AAA-        BHFTI BLACKROCK      BHFTI BRIGHTHOUSE
                                                 RATED SECURITIES          HIGH YIELD       ASSET ALLOCATION 100
                                                 INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION
                                              ----------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................   $                773   $          1,424,411  $              8,640
                                              ----------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                    101                 14,059                 1,747
                                              ----------------------  --------------------  --------------------
           Net investment income (loss).....                    672              1,410,352                 6,893
                                              ----------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                     --                     --                30,588
      Realized gains (losses) on sale of
        investments.........................                (2,480)               (73,551)                22,045
                                              ----------------------  --------------------  --------------------
           Net realized gains (losses)......                (2,480)               (73,551)                52,633
                                              ----------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                  1,188            (2,093,606)             (168,617)
                                              ----------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                (1,292)            (2,167,157)             (115,984)
                                              ----------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........   $              (620)   $          (756,805)  $          (109,091)
                                              ======================  ====================  ====================

                                                                     BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/
                                                BHFTI BRIGHTHOUSE     ABERDEEN EMERGING        EATON VANCE        WELLINGTON LARGE
                                                 SMALL CAP VALUE       MARKETS EQUITY         FLOATING RATE         CAP RESEARCH
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             32,056  $            485,663  $            217,390  $              8,585
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                 5,090                30,772                12,224                 1,960
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                26,966               454,891               205,166                 6,625
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               168,571                    --                    --               111,549
      Realized gains (losses) on sale of
        investments.........................                40,285               135,679                95,879                40,779
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               208,856               135,679                95,879               152,328
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (722,085)           (3,177,859)             (265,530)             (226,057)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             (513,229)           (3,042,180)             (169,651)              (73,729)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (486,263)  $        (2,587,289)  $             35,515  $           (67,104)
                                              ====================  ====================  ====================  ====================

(a) Commenced April 28, 2017 and began transactions in 2018.
(b) Commenced April 30, 2011 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                            BHFTI           BHFTI HARRIS
                                                  BHFTI CLARION          CLEARBRIDGE           OAKMARK            BHFTI INVESCO
                                               GLOBAL REAL ESTATE     AGGRESSIVE GROWTH     INTERNATIONAL       SMALL CAP GROWTH
                                                INVESTMENT OPTION     INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,959,431  $           172,169  $           571,526  $                 --
                                              --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                58,151               32,919               58,473                25,671
                                              --------------------  -------------------  -------------------  --------------------
           Net investment income (loss).....             1,901,280              139,250              513,053              (25,671)
                                              --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --              970,813            1,200,763             1,983,192
      Realized gains (losses) on sale of
        investments.........................                44,398              831,164            1,068,900              (87,783)
                                              --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses)......                44,398            1,801,977            2,269,663             1,895,409
                                              --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (5,109,428)          (3,334,919)         (10,489,224)           (3,340,915)
                                              --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           (5,065,030)          (1,532,942)          (8,219,561)           (1,445,506)
                                              --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (3,163,750)  $       (1,393,692)  $       (7,706,508)  $        (1,471,177)
                                              ====================  ===================  ===================  ====================

                                                     BHFTI                BHFTI                 BHFTI
                                                 LOOMIS SAYLES       MFS(R) RESEARCH       MORGAN STANLEY       BHFTI OPPENHEIMER
                                                GLOBAL MARKETS        INTERNATIONAL        MID CAP GROWTH         GLOBAL EQUITY
                                               INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $           135,952  $            63,581  $                 --  $             10,472
                                              -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               15,725                6,440                 2,202                 2,187
                                              -------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....              120,227               57,141               (2,202)                 8,285
                                              -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........              410,310                   --               379,779                99,163
      Realized gains (losses) on sale of
        investments.........................            1,476,708               92,174                44,670                25,409
                                              -------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......            1,887,018               92,174               424,449               124,572
                                              -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (2,205,824)            (606,238)             (222,586)             (286,757)
                                              -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            (318,806)            (514,064)               201,863             (162,185)
                                              -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         (198,579)  $         (456,923)  $            199,661  $          (153,900)
                                              ===================  ===================  ====================  ====================

                                                      BHFTI
                                                 PIMCO INFLATION    BHFTI T. ROWE PRICE
                                                 PROTECTED BOND       LARGE CAP VALUE
                                                INVESTMENT OPTION    INVESTMENT OPTION
                                              -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $           716,140  $            59,386
                                              -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               63,845                6,923
                                              -------------------  --------------------
           Net investment income (loss).....              652,295               52,463
                                              -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --              317,394
      Realized gains (losses) on sale of
        investments.........................            (269,655)               93,551
                                              -------------------  --------------------
           Net realized gains (losses)......            (269,655)              410,945
                                              -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (1,139,011)            (779,616)
                                              -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (1,408,666)            (368,671)
                                              -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         (756,371)  $         (316,208)
                                              ===================  ====================

(a) Commenced April 28, 2017 and began transactions in 2018.
(b) Commenced April 30, 2011 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                   BHFTI VICTORY            BHFTII
                                                     SYCAMORE           BAILLIE GIFFORD      BHFTII BLACKROCK
                                                   MID CAP VALUE      INTERNATIONAL STOCK       BOND INCOME
                                                 INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $              4,800  $              1,085  $            688,853
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                 1,834                   185                43,302
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                 2,966                   900               645,551
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               153,269                    --                    --
      Realized gains (losses) on sale of
         investments.........................                41,742                   295             (377,234)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......               195,011                   295             (377,234)
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             (287,173)              (17,606)             (433,669)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              (92,162)              (17,311)             (810,903)
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           (89,196)  $           (16,411)  $          (165,352)
                                               ====================  ====================  ====================

                                                                        BHFTII BLACKROCK
                                                 BHFTII BLACKROCK          ULTRA-SHORT        BHFTII BRIGHTHOUSE
                                               CAPITAL APPRECIATION         TERM BOND         ASSET ALLOCATION 20
                                                 INVESTMENT OPTION      INVESTMENT OPTION      INVESTMENT OPTION
                                               ---------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $               2,756  $             622,004  $             35,320
                                               ---------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                  3,807                125,993                 3,244
                                               ---------------------  ---------------------  --------------------
           Net investment income (loss)......                (1,051)                496,011                32,076
                                               ---------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                292,115                  3,575                20,830
      Realized gains (losses) on sale of
         investments.........................                (9,325)                 89,241               (2,070)
                                               ---------------------  ---------------------  --------------------
           Net realized gains (losses).......                282,790                 92,816                18,760
                                               ---------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................              (387,575)                395,281              (96,623)
                                               ---------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              (104,785)                488,097              (77,863)
                                               ---------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           (105,836)  $             984,108  $           (45,787)
                                               =====================  =====================  ====================


                                                BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                                ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                                 INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             18,014  $             43,500  $              3,378
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                 1,847                 5,264                   524
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                16,167                38,236                 2,854
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                27,252               101,291                11,514
      Realized gains (losses) on sale of
         investments.........................                 2,188                 4,090                 6,184
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......                29,440               105,381                17,698
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................              (91,575)             (307,298)              (42,267)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              (62,135)             (201,917)              (24,569)
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           (45,968)  $          (163,681)  $           (21,715)
                                               ====================  ====================  ====================

                                                 BHFTII BRIGHTHOUSE/
                                                     WELLINGTON
                                                      BALANCED
                                                  INVESTMENT OPTION
                                               ---------------------
INVESTMENT INCOME:
      Dividends..............................  $              33,640
                                               ---------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                  3,887
                                               ---------------------
           Net investment income (loss)......                 29,753
                                               ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                143,761
      Realized gains (losses) on sale of
         investments.........................                 25,006
                                               ---------------------
           Net realized gains (losses).......                168,767
                                               ---------------------
      Change in unrealized gains (losses)
         on investments......................              (280,774)
                                               ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              (112,007)
                                               ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            (82,254)
                                               =====================

(a) Commenced April 28, 2017 and began transactions in 2018.
(b) Commenced April 30, 2011 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                               BHFTII BRIGHTHOUSE/
                                                   WELLINGTON                                                     BHFTII METLIFE
                                                   CORE EQUITY         BHFTII FRONTIER           BHFTII           AGGREGATE BOND
                                                  OPPORTUNITIES        MID CAP GROWTH        JENNISON GROWTH           INDEX
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $             19,225  $                 --  $            181,455  $           254,836
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                 2,225                 4,221                96,594               13,450
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....                17,000               (4,221)                84,861              241,386
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                58,336               220,652             7,694,809                   --
      Realized gains (losses) on sale of
        investments.........................                 7,454               328,977             1,550,834            (335,015)
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......                65,790               549,629             9,245,643            (335,015)
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................              (86,873)             (627,237)           (9,393,672)               17,661
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................              (21,083)              (77,608)             (148,029)            (317,354)
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            (4,083)  $           (81,829)  $           (63,168)  $          (75,968)
                                              ====================  ====================  ====================  ===================



                                                 BHFTII METLIFE        BHFTII METLIFE        BHFTII METLIFE         BHFTII METLIFE
                                               MID CAP STOCK INDEX   MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX       STOCK INDEX
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION
                                              --------------------  --------------------  ---------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $            421,943  $            641,548   $           312,394   $           320,813
                                              --------------------  --------------------  ---------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                64,487                30,684                52,953                35,059
                                              --------------------  --------------------  ---------------------  -------------------
           Net investment income (loss).....               357,456               610,864               259,441               285,754
                                              --------------------  --------------------  ---------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             2,761,510                    --             1,878,068             1,002,295
      Realized gains (losses) on sale of
        investments.........................               327,477               412,571             3,600,444             1,232,324
                                              --------------------  --------------------  ---------------------  -------------------
           Net realized gains (losses)......             3,088,987               412,571             5,478,512             2,234,619
                                              --------------------  --------------------  ---------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................           (7,520,516)           (3,573,092)           (8,530,400)           (3,267,619)
                                              --------------------  --------------------  ---------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           (4,431,529)           (3,160,521)           (3,051,888)           (1,033,000)
                                              --------------------  --------------------  ---------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (4,074,073)  $        (2,549,657)   $       (2,792,447)   $         (747,246)
                                              ====================  ====================  =====================  ===================



                                                  BHFTII MFS(R)         BHFTII MFS(R)
                                                  TOTAL RETURN              VALUE
                                                INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            426,999  $            917,197
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                38,998               104,926
                                              --------------------  --------------------
           Net investment income (loss).....               388,001               812,271
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             1,244,277             3,851,466
      Realized gains (losses) on sale of
        investments.........................               704,343               487,222
                                              --------------------  --------------------
           Net realized gains (losses)......             1,948,620             4,338,688
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (3,547,364)          (11,401,079)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           (1,598,744)           (7,062,391)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (1,210,743)  $        (6,250,120)
                                              ====================  ====================

(a) Commenced April 28, 2017 and began transactions in 2018.
(b) Commenced April 30, 2011 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018




                                                      BHFTII                BHFTII                BHFTII
                                                 NEUBERGER BERMAN        T. ROWE PRICE         T. ROWE PRICE
                                                      GENESIS          LARGE CAP GROWTH      SMALL CAP GROWTH
                                                 INVESTMENT OPTION     INVESTMENT OPTION   INVESTMENT OPTION (A)
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $              9,987  $              4,621  $                109
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                 5,512                 4,408                   137
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......                 4,475                   213                  (28)
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               348,439               415,839                 7,462
      Realized gains (losses) on sale of
         investments.........................                14,386               133,455                    47
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......               362,825               549,294                 7,509
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................             (523,699)             (540,089)              (14,069)
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             (160,874)                 9,205               (6,560)
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          (156,399)  $              9,418  $            (6,588)
                                               ====================  ====================  =====================

                                                      BHFTII
                                                   WESTERN ASSET
                                                    MANAGEMENT          BHFTII WESTERN
                                                  STRATEGIC BOND       ASSET MANAGEMENT         DELAWARE VIP
                                                   OPPORTUNITIES        U.S. GOVERNMENT        SMALL CAP VALUE
                                                 INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             17,255  $              94,408  $            222,732
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                   640                  2,100                51,865
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......                16,615                 92,308               170,867
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                     --             1,894,165
      Realized gains (losses) on sale of
         investments.........................                 1,897               (94,784)               724,941
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......                 1,897               (94,784)             2,619,106
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................              (31,916)                 21,693           (7,397,893)
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              (30,019)               (73,091)           (4,778,787)
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           (13,404)  $              19,217  $        (4,607,920)
                                               ====================  =====================  ====================



                                                                                                 DREYFUS VIF
                                                    DREYFUS VIF           DREYFUS VIF           OPPORTUNISTIC
                                                   APPRECIATION       INTERNATIONAL VALUE         SMALL CAP
                                                 INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $              8,803  $                 76  $                 --
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                 1,674                   356                 2,666
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                 7,129                 (280)               (2,666)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                90,535                    --               255,332
      Realized gains (losses) on sale of
         investments.........................                56,869               206,602               119,607
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......               147,404               206,602               374,939
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             (169,316)             (205,896)             (618,839)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              (21,912)                   706             (243,900)
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           (14,783)  $                426  $          (246,566)
                                               ====================  ====================  ====================




                                                  FIDELITY(R) VIP
                                                    CONTRAFUND
                                                 INVESTMENT OPTION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $            123,771
                                               --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                42,817
                                               --------------------
           Net investment income (loss)......                80,954
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             2,432,920
      Realized gains (losses) on sale of
         investments.........................             1,217,791
                                               --------------------
           Net realized gains (losses).......             3,650,711
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................           (5,410,408)
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           (1,759,697)
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        (1,678,743)
                                               ====================

(a) Commenced April 28, 2017 and began transactions in 2018.
(b) Commenced April 30, 2011 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                FIDELITY(R) VIP        FIDELITY(R) VIP        FIDELITY(R) VIP
                                                 EQUITY-INCOME          FREEDOM 2010           FREEDOM 2015
                                               INVESTMENT OPTION      INVESTMENT OPTION      INVESTMENT OPTION
                                             ---------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $              17,528  $               3,939  $             10,434
                                             ---------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges...........................                  1,534                    818                 1,403
                                             ---------------------  ---------------------  --------------------
           Net investment income (loss)....                 15,994                  3,121                 9,031
                                             ---------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 34,615                  8,699                36,369
      Realized gains (losses) on sale of
         investments.......................                  (753)                  (440)                 9,395
                                             ---------------------  ---------------------  --------------------
           Net realized gains (losses).....                 33,862                  8,259                45,764
                                             ---------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments....................              (114,754)               (28,750)              (94,789)
                                             ---------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................               (80,892)               (20,491)              (49,025)
                                             ---------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $            (64,898)  $            (17,370)  $           (39,994)
                                             =====================  =====================  ====================

                                                                                                                   FIDELITY(R) VIP
                                                FIDELITY(R) VIP       FIDELITY(R) VIP        FIDELITY(R) VIP         GOVERNMENT
                                                 FREEDOM 2020          FREEDOM 2025           FREEDOM 2030          MONEY MARKET
                                               INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION
                                             --------------------  ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             35,693  $              32,979  $             44,961  $            767,912
                                             --------------------  ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges...........................                 4,816                  4,174                 6,513                90,462
                                             --------------------  ---------------------  --------------------  --------------------
           Net investment income (loss)....                30,877                 28,805                38,448               677,450
                                             --------------------  ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                83,410                 56,279                95,086                    --
      Realized gains (losses) on sale of
         investments.......................                34,359                 61,969                83,832                    --
                                             --------------------  ---------------------  --------------------  --------------------
           Net realized gains (losses).....               117,769                118,248               178,918                    --
                                             --------------------  ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments....................             (291,551)              (307,872)             (487,594)                    --
                                             --------------------  ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................             (173,782)              (189,624)             (308,676)                    --
                                             --------------------  ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $          (142,905)  $           (160,819)  $          (270,228)  $            677,450
                                             ====================  =====================  ====================  ====================


                                                FIDELITY(R) VIP        FIDELITY(R) VIP        FIDELITY(R) VIP
                                                GROWTH & INCOME          HIGH INCOME             INDEX 500
                                               INVESTMENT OPTION      INVESTMENT OPTION      INVESTMENT OPTION
                                             --------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $                 50  $               7,801  $           2,405,287
                                             --------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk
         charges...........................                    53                    277                241,808
                                             --------------------  ---------------------  ---------------------
           Net investment income (loss)....                   (3)                  7,524              2,163,479
                                             --------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 1,526                     --                725,408
      Realized gains (losses) on sale of
         investments.......................                   455                  (307)             19,709,688
                                             --------------------  ---------------------  ---------------------
           Net realized gains (losses).....                 1,981                  (307)             20,435,096
                                             --------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................               (4,615)               (12,040)           (27,836,839)
                                             --------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................               (2,634)               (12,347)            (7,401,743)
                                             --------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $            (2,637)  $             (4,823)  $         (5,238,264)
                                             ====================  =====================  =====================

(a) Commenced April 28, 2017 and began transactions in 2018.
(b) Commenced April 30, 2011 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                  FIDELITY(R) VIP
                                                 INVESTMENT GRADE       FIDELITY(R) VIP       FIDELITY(R) VIP
                                                       BOND                 MID CAP              OVERSEAS
                                                 INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $            865,048  $             25,735  $             27,249
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                65,582                13,757                 4,110
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......               799,466                11,978                23,139
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               254,854               624,431                    --
      Realized gains (losses) on sale of
         investments.........................             (595,066)               294,645                49,607
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             (340,212)               919,076                49,607
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             (809,675)           (1,772,848)             (382,855)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           (1,149,887)             (853,772)             (333,248)
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          (350,421)  $          (841,794)  $          (310,109)
                                               ====================  ====================  ====================

                                                  FTVIPT FRANKLIN       FTVIPT FRANKLIN           FTVIPT
                                                   MUTUAL GLOBAL         SMALL-MID CAP     TEMPLETON DEVELOPING
                                                   DISCOVERY VIP          GROWTH VIP            MARKETS VIP
                                                 INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $              5,842  $                 --  $              8,955
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                   380                 3,174                 2,088
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......                 5,462               (3,174)                 6,867
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                 3,095               159,030                    --
      Realized gains (losses) on sale of
         investments.........................                 (370)              (22,810)                34,752
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......                 2,725               136,220                34,752
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................              (31,943)             (211,829)             (225,850)
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              (29,218)              (75,609)             (191,098)
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           (23,756)  $           (78,783)  $          (184,231)
                                               ====================  ====================  =====================

                                                      FTVIPT                 FTVIPT
                                                     TEMPLETON              TEMPLETON           INVESCO V.I.
                                                    FOREIGN VIP          GLOBAL BOND VIP          COMSTOCK
                                                 INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             356,870  $                 --  $             12,488
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                 27,649                38,641                 1,732
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......                329,221              (38,641)                10,756
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                     --                    --                85,891
      Realized gains (losses) on sale of
         investments.........................                163,023             (490,936)                   615
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......                163,023             (490,936)                86,506
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            (2,663,125)               992,375             (204,444)
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            (2,500,102)               501,439             (117,938)
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         (2,170,881)  $            462,798  $          (107,182)
                                               =====================  ====================  ====================

                                                    INVESCO V.I.
                                                     GOVERNMENT
                                                     SECURITIES
                                                INVESTMENT OPTION (B)
                                               ----------------------
INVESTMENT INCOME:
      Dividends..............................  $                 16
                                               ----------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                    --
                                               ----------------------
           Net investment income (loss)......                    16
                                               ----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................                    --
                                               ----------------------
           Net realized gains (losses).......                    --
                                               ----------------------
      Change in unrealized gains (losses)
         on investments......................                   (1)
                                               ----------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                   (1)
                                               ----------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $                 15
                                               ======================

(a) Commenced April 28, 2017 and began transactions in 2018.
(b) Commenced April 30, 2011 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                 INVESCO V.I.
                                                 INTERNATIONAL         JANUS HENDERSON       JANUS HENDERSON       JANUS HENDERSON
                                                    GROWTH               ENTERPRISE          GLOBAL RESEARCH      GLOBAL TECHNOLOGY
                                               INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            377,320  $             35,101  $              4,886  $                 --
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                44,142                51,576                 1,087                19,784
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               333,178              (16,475)                 3,799              (19,784)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               127,782             1,608,504                    --               553,091
      Realized gains (losses) on sale of
        investments.........................             2,533,602             1,001,925               107,879               523,639
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             2,661,384             2,610,429               107,879             1,076,730
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (6,196,388)           (3,029,529)             (139,387)           (1,062,294)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           (3,535,004)             (419,100)              (31,508)                14,436
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (3,201,826)  $          (435,575)  $           (27,709)  $            (5,348)
                                              ====================  ====================  ====================  ====================

                                                                                               LMPVET                 LMPVET
                                                JANUS HENDERSON      JANUS HENDERSON    CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE
                                                 MID CAP VALUE          OVERSEAS          AGGRESSIVE GROWTH      DIVIDEND STRATEGY
                                               INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION
                                              -------------------  -------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            94,059  $           130,188   $              6,602  $             13,031
                                              -------------------  -------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               14,943               11,667                  2,477                 1,446
                                              -------------------  -------------------  ---------------------  --------------------
           Net investment income (loss).....               79,116              118,521                  4,125                11,585
                                              -------------------  -------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........              949,183                   --                 70,496                51,028
      Realized gains (losses) on sale of
        investments.........................              131,732             (55,009)                 73,952                36,804
                                              -------------------  -------------------  ---------------------  --------------------
           Net realized gains (losses)......            1,080,915             (55,009)                144,448                87,832
                                              -------------------  -------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (2,622,353)          (1,284,870)              (223,566)             (142,571)
                                              -------------------  -------------------  ---------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (1,541,438)          (1,339,879)               (79,118)              (54,739)
                                              -------------------  -------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (1,462,322)  $       (1,221,358)   $           (74,993)  $           (43,154)
                                              ===================  ===================  =====================  ====================

                                                     LMPVET                LMPVET
                                              CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                LARGE CAP GROWTH       LARGE CAP VALUE
                                                INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              3,119  $             63,262
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                 2,437                 8,372
                                              --------------------  --------------------
           Net investment income (loss).....                   682                54,890
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                30,862               266,506
      Realized gains (losses) on sale of
        investments.........................               119,839                83,380
                                              --------------------  --------------------
           Net realized gains (losses)......               150,701               349,886
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (104,536)             (771,110)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                46,165             (421,224)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             46,847  $          (366,334)
                                              ====================  ====================

(a) Commenced April 28, 2017 and began transactions in 2018.
(b) Commenced April 30, 2011 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                     LMPVIT
                                                  WESTERN ASSET                                                 MORGAN STANLEY VIF
                                                 VARIABLE GLOBAL        MFS(R) VIT II          MFS(R) VIT            EMERGING
                                                 HIGH YIELD BOND         HIGH YIELD           NEW DISCOVERY        MARKETS DEBT
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $            320,478  $             10,145  $                 --  $           123,572
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                15,536                   358                   999                7,699
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....               304,942                 9,787                 (999)              115,873
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --                65,338                   --
      Realized gains (losses) on sale of
        investments.........................             (472,740)                    10                 4,483            (124,658)
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......             (472,740)                    10                69,821            (124,658)
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             (120,284)              (15,597)              (75,938)            (324,158)
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             (593,024)              (15,587)               (6,117)            (448,816)
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (288,082)  $            (5,800)  $            (7,116)  $         (332,943)
                                              ====================  ====================  ====================  ===================


                                               MORGAN STANLEY VIF      OPPENHEIMER VA
                                                    EMERGING             MAIN STREET           PIMCO VIT
                                                 MARKETS EQUITY           SMALL CAP            ALL ASSET
                                                INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                              --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $             58,495  $              5,140  $             1,036
                                              --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                29,645                 3,189                   73
                                              --------------------  --------------------  -------------------
           Net investment income (loss).....                28,850                 1,951                  963
                                              --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --               211,723                   --
      Realized gains (losses) on sale of
        investments.........................             2,815,424                 3,962                (298)
                                              --------------------  --------------------  -------------------
           Net realized gains (losses)......             2,815,424               215,685                (298)
                                              --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................           (4,886,171)             (335,415)              (2,465)
                                              --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           (2,070,747)             (119,730)              (2,763)
                                              --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (2,041,897)  $          (117,779)  $           (1,800)
                                              ====================  ====================  ===================


                                                     PIMCO VIT
                                                     COMMODITY              PIMCO VIT             PIMCO VIT
                                              REALRETURN(R) STRATEGY      LOW DURATION          TOTAL RETURN
                                                 INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION
                                              ----------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................   $           149,686    $            307,536  $            483,291
                                              ----------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                14,060                  29,572                40,127
                                              ----------------------  --------------------  --------------------
           Net investment income (loss).....               135,626                 277,964               443,164
                                              ----------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                      --               205,188
      Realized gains (losses) on sale of
        investments.........................             (619,339)               (462,565)             (395,425)
                                              ----------------------  --------------------  --------------------
           Net realized gains (losses)......             (619,339)               (462,565)             (190,237)
                                              ----------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (421,299)                 150,727             (561,781)
                                              ----------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           (1,040,638)               (311,838)             (752,018)
                                              ----------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........   $         (905,012)    $           (33,874)  $          (308,854)
                                              ======================  ====================  ====================

(a) Commenced April 28, 2017 and began transactions in 2018.
(b) Commenced April 30, 2011 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                   PIONEER VCT            PUTNAM VT             PUTNAM VT
                                                  MID CAP VALUE      INTERNATIONAL VALUE   SUSTAINABLE LEADERS     ROYCE MICRO-CAP
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              3,961  $                 --  $                 --  $                 --
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                 1,769                 1,235                   272                 1,251
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                 2,192               (1,235)                 (272)               (1,251)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                72,358                    --                15,523                30,310
      Realized gains (losses) on sale of
        investments.........................                 (415)               (8,063)                 7,673               (1,267)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                71,943               (8,063)                23,196                29,043
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (250,864)             (198,316)              (25,179)              (93,976)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             (178,921)             (206,379)               (1,983)              (64,933)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (176,729)  $          (207,614)  $            (2,255)  $           (66,184)
                                              ====================  ====================  ====================  ====================

                                                                      TAP 1919 VARIABLE       VANGUARD VIF
                                                                     SOCIALLY RESPONSIVE      SMALL COMPANY
                                                 ROYCE SMALL-CAP          BALANCED               GROWTH
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             65,013  $                474  $                829
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                13,166                   231                   790
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....                51,847                   243                    39
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               106,761                 3,830                22,430
      Realized gains (losses) on sale of
        investments.........................              (90,021)                10,235                 3,387
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......                16,740                14,065                25,817
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (802,942)               (7,280)              (43,338)
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             (786,202)                 6,785              (17,521)
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (734,355)  $              7,028  $           (17,482)
                                              ====================  ====================  ====================

(a) Commenced April 28, 2017 and began transactions in 2018.
(b) Commenced April 30, 2011 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                       AB VPS GLOBAL THEMATIC GROWTH       AB VPS INTERMEDIATE BOND
                                             INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2018              2017            2018              2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          (11)  $             1  $            22  $         3,498
   Net realized gains (losses)......              433            1,231          (4,748)              850
   Change in unrealized gains
     (losses) on investments........            (995)            1,070            2,951            (639)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            (573)            2,302          (1,775)            3,709
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            1,803            4,227            1,316            1,659
   Net transfers (including
     fixed account).................          (1,890)         (11,449)        (107,542)          (6,466)
   Policy charges...................            (127)            (192)            (331)          (1,519)
   Transfers for policy benefits
     and terminations...............              (1)              (3)              (4)              (1)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........            (215)          (7,417)        (106,561)          (6,327)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............            (788)          (5,115)        (108,336)          (2,618)
NET ASSETS:
   Beginning of year................            6,191           11,306          113,855          116,473
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $         5,403  $         6,191  $         5,519  $       113,855
                                      ===============  ===============  ===============  ===============

                                                                               AMERICAN CENTURY VP
                                         AB VPS INTERNATIONAL VALUE           CAPITAL APPRECIATION
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2018            2017             2018              2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            60  $           213  $      (15,571)  $      (12,549)
   Net realized gains (losses)......            1,040            1,361          129,544        1,051,824
   Change in unrealized gains
     (losses) on investments........          (2,212)            3,126        (703,403)          563,419
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (1,112)            4,700        (589,430)        1,602,694
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            2,526            9,739              116              107
   Net transfers (including
     fixed account).................          (9,602)         (41,094)          483,363          622,566
   Policy charges...................            (149)            (535)         (99,135)         (77,996)
   Transfers for policy benefits
     and terminations...............               --              (4)              (3)              (7)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          (7,225)         (31,894)          384,341          544,670
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          (8,337)         (27,194)        (205,089)        2,147,364
NET ASSETS:
   Beginning of year................           12,253           39,447        9,585,313        7,437,949
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $         3,916  $        12,253  $     9,380,224  $     9,585,313
                                      ===============  ===============  ===============  ===============


                                          AMERICAN CENTURY VP ULTRA          AMERICAN FUNDS(R) BOND
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  ---------------------------------
                                           2018             2017              2018             2017
                                      ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $             4  $           133  $           514   $           506
   Net realized gains (losses)......            1,178           10,547            (405)               401
   Change in unrealized gains
     (losses) on investments........          (1,177)          (6,105)            (469)               247
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............                5            4,575            (360)             1,154
                                      ---------------  ---------------  ---------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            2,283            3,906            5,818             8,776
   Net transfers (including
     fixed account).................          (1,376)         (39,078)         (11,858)          (17,025)
   Policy charges...................            (177)            (456)            (513)             (788)
   Transfers for policy benefits
     and terminations...............              (3)              (3)              (4)               (1)
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........              727         (35,631)          (6,557)           (9,038)
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............              732         (31,056)          (6,917)           (7,884)
NET ASSETS:
   Beginning of year................            7,368           38,424           30,142            38,026
                                      ---------------  ---------------  ---------------   ---------------
   End of year......................  $         8,100  $         7,368  $        23,225   $        30,142
                                      ===============  ===============  ===============   ===============

                                              AMERICAN FUNDS(R)
                                                GLOBAL GROWTH
                                              INVESTMENT OPTION
                                      --------------------------------
                                           2018              2017
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         9,734  $        44,967
   Net realized gains (losses)......        1,462,925          247,413
   Change in unrealized gains
     (losses) on investments........      (1,499,771)        1,938,616
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (27,112)        2,230,996
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            2,505            3,736
   Net transfers (including
     fixed account).................      (4,749,594)        1,270,558
   Policy charges...................         (94,244)        (110,293)
   Transfers for policy benefits
     and terminations...............      (2,856,722)        (145,050)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (7,698,055)        1,018,951
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (7,725,167)        3,249,947
NET ASSETS:
   Beginning of year................       10,488,841        7,238,894
                                      ---------------  ---------------
   End of year......................  $     2,763,674  $    10,488,841
                                      ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 28, 2017 and began transactions in 2018.
(c) Commenced April 30, 2011 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                          AMERICAN FUNDS(R) GLOBAL             AMERICAN FUNDS(R)
                                            SMALL CAPITALIZATION                    GROWTH
                                              INVESTMENT OPTION                INVESTMENT OPTION
                                      --------------------------------  -------------------------------
                                            2018            2017             2018             2017
                                      ---------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           (2)  $             7  $      110,268  $       189,915
   Net realized gains (losses)......              144                9      12,192,507        6,981,375
   Change in unrealized gains
     (losses) on investments........            (446)              541    (11,741,953)        7,404,372
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            (304)              557         560,822       14,575,662
                                      ---------------  ---------------  --------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               77              154         486,537           19,887
   Net transfers (including
     fixed account).................               --               --     (2,421,519)      (3,358,884)
   Policy charges...................             (44)             (40)       (705,274)        (670,375)
   Transfers for policy benefits
     and terminations...............              (1)              (6)    (17,744,168)        (385,061)
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........               32              108    (20,384,424)      (4,394,433)
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets...............            (272)              665    (19,823,602)       10,181,229
NET ASSETS:
   Beginning of year................            2,783            2,118      65,317,120       55,135,891
                                      ---------------  ---------------  --------------  ---------------
   End of year......................  $         2,511  $         2,783  $   45,493,518  $    65,317,120
                                      ===============  ===============  ==============  ===============


                                              AMERICAN FUNDS(R)                  AMERICAN FUNDS(R)
                                                GROWTH-INCOME                    HIGH-INCOME BOND
                                              INVESTMENT OPTION                  INVESTMENT OPTION
                                      --------------------------------  ---------------------------------
                                           2018              2017             2018             2017
                                      ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       359,893  $       307,177  $           511  $            307
   Net realized gains (losses)......        2,368,374        1,688,310             (20)           (1,829)
   Change in unrealized gains
     (losses) on investments........      (3,310,302)        2,525,982            (699)             3,057
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (582,035)        4,521,469            (208)             1,535
                                      ---------------  ---------------  ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           18,217          146,655            2,262             4,629
   Net transfers (including
     fixed account).................        1,449,639        3,772,034            1,021          (47,123)
   Policy charges...................        (390,577)        (314,022)            (157)             (492)
   Transfers for policy benefits
     and terminations...............        (252,772)        (345,700)              (2)               (2)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          824,507        3,258,967            3,124          (42,988)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............          242,472        7,780,436            2,916          (41,453)
NET ASSETS:
   Beginning of year................       26,388,669       18,608,233            5,329            46,782
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $    26,631,141  $    26,388,669  $         8,245  $          5,329
                                      ===============  ===============  ===============  ================


                                              AMERICAN FUNDS(R)                 AMERICAN FUNDS(R)
                                                INTERNATIONAL                       NEW WORLD
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2018              2017            2018             2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       507,329  $       328,939  $        69,876  $        70,980
   Net realized gains (losses)......        2,690,026          559,229          398,092           87,401
   Change in unrealized gains
     (losses) on investments........      (7,455,245)        6,803,266      (1,910,892)        2,042,040
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (4,257,890)        7,691,434      (1,442,924)        2,200,421
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          138,877           72,645           36,379            2,499
   Net transfers (including
     fixed account).................        3,544,478        1,422,221          511,686           76,506
   Policy charges...................        (513,831)        (438,058)        (112,838)         (95,975)
   Transfers for policy benefits
     and terminations...............      (2,429,203)        (180,981)         (34,865)         (58,279)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          740,321          875,827          400,362         (75,249)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (3,517,569)        8,567,261      (1,042,562)        2,125,172
NET ASSETS:
   Beginning of year................       32,730,386       24,163,125        9,958,022        7,832,850
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    29,212,817  $    32,730,386  $     8,915,460  $     9,958,022
                                      ===============  ===============  ===============  ===============

                                              AMERICAN FUNDS(R)
                                              U.S. GOVERNMENT/
                                            AAA-RATED SECURITIES
                                              INVESTMENT OPTION
                                      --------------------------------
                                            2018             2017
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           672  $           971
   Net realized gains (losses)......          (2,480)            (752)
   Change in unrealized gains
     (losses) on investments........            1,188            1,076
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            (620)            1,295
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           11,037           17,391
   Net transfers (including
     fixed account).................         (50,951)         (18,065)
   Policy charges...................          (1,130)          (2,089)
   Transfers for policy benefits
     and terminations...............              (2)              (2)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (41,046)          (2,765)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............         (41,666)          (1,470)
NET ASSETS:
   Beginning of year................           85,199           86,669
                                      ---------------  ---------------
   End of year......................  $        43,533  $        85,199
                                      ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 28, 2017 and began transactions in 2018.
(c) Commenced April 30, 2011 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                              BHFTI BLACKROCK                   BHFTI BRIGHTHOUSE
                                                HIGH YIELD                    ASSET ALLOCATION 100
                                             INVESTMENT OPTION                  INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2018              2017             2018            2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,410,352  $     1,674,518  $         6,893  $         6,759
   Net realized gains (losses)......         (73,551)         (66,015)           52,633           57,144
   Change in unrealized gains
     (losses) on investments........      (2,093,606)          730,430        (168,617)           77,079
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (756,805)        2,338,933        (109,091)          140,982
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          187,417          179,934            1,664            1,373
   Net transfers (including
     fixed account).................        1,690,173      (3,423,328)          322,635          435,628
   Policy charges...................        (314,484)        (320,460)         (20,320)         (13,329)
   Transfers for policy benefits
     and terminations...............      (1,918,223)        (190,835)         (90,432)         (36,897)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (355,117)      (3,754,689)          213,547          386,775
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (1,111,922)      (1,415,756)          104,456          527,757
NET ASSETS:
   Beginning of year................       29,191,919       30,607,675          789,690          261,933
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    28,079,997  $    29,191,919  $       894,146  $       789,690
                                      ===============  ===============  ===============  ===============

                                             BHFTI BRIGHTHOUSE              BHFTI BRIGHTHOUSE/ABERDEEN
                                              SMALL CAP VALUE                 EMERGING MARKETS EQUITY
                                             INVESTMENT OPTION                   INVESTMENT OPTION
                                      --------------------------------  ---------------------------------
                                           2018              2017             2018             2017
                                      ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        26,966  $        21,770  $       454,891  $        168,585
   Net realized gains (losses)......          208,856          247,492          135,679           102,107
   Change in unrealized gains
     (losses) on investments........        (722,085)           80,262      (3,177,859)         3,507,272
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (486,263)          349,524      (2,587,289)         3,777,964
                                      ---------------  ---------------  ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            4,167            4,105          276,758           505,290
   Net transfers (including
     fixed account).................           57,672      (1,679,139)        1,990,183          (73,007)
   Policy charges...................         (59,548)         (55,168)        (176,851)         (155,154)
   Transfers for policy benefits
     and terminations...............         (92,656)        (156,764)        (101,722)          (73,564)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (90,365)      (1,886,966)        1,988,368           203,565
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............        (576,628)      (1,537,442)        (598,921)         3,981,529
NET ASSETS:
   Beginning of year................        3,268,101        4,805,543       17,498,986        13,517,457
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $     2,691,473  $     3,268,101  $    16,900,065  $     17,498,986
                                      ===============  ===============  ===============  ================

                                             BHFTI BRIGHTHOUSE/            BHFTI BRIGHTHOUSE/WELLINGTON
                                          EATON VANCE FLOATING RATE             LARGE CAP RESEARCH
                                              INVESTMENT OPTION                  INVESTMENT OPTION
                                      ---------------------------------  --------------------------------
                                            2018           2017 (A)            2018             2017
                                      ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       205,166   $       (4,494)  $         6,625  $         6,368
   Net realized gains (losses)......           95,879               247          152,328           61,245
   Change in unrealized gains
     (losses) on investments........        (265,530)            93,323        (226,057)           98,568
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           35,515            89,076         (67,104)          166,181
                                      ---------------   ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           74,828            53,413              527            2,542
   Net transfers (including
     fixed account).................        1,605,172         6,651,267          170,929           65,294
   Policy charges...................         (69,413)          (18,839)         (23,247)         (16,437)
   Transfers for policy benefits
     and terminations...............      (2,571,255)           (1,312)        (108,034)        (107,883)
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (960,668)         6,684,529           40,175         (56,484)
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        (925,153)         6,773,605         (26,929)          109,697
NET ASSETS:
   Beginning of year................        6,773,605                --          939,692          829,995
                                      ---------------   ---------------  ---------------  ---------------
   End of year......................  $     5,848,452   $     6,773,605  $       912,763  $       939,692
                                      ===============   ===============  ===============  ===============

                                                BHFTI CLARION
                                             GLOBAL REAL ESTATE
                                              INVESTMENT OPTION
                                      --------------------------------
                                           2018             2017
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,901,280  $     1,455,033
   Net realized gains (losses)......           44,398          167,964
   Change in unrealized gains
     (losses) on investments........      (5,109,428)        2,473,894
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (3,163,750)        4,096,891
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          265,292          490,084
   Net transfers (including
     fixed account).................        (225,733)      (4,126,635)
   Policy charges...................        (376,102)        (417,825)
   Transfers for policy benefits
     and terminations...............      (6,194,533)        (149,540)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (6,531,076)      (4,203,916)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (9,694,826)        (107,025)
NET ASSETS:
   Beginning of year................       39,496,578       39,603,603
                                      ---------------  ---------------
   End of year......................  $    29,801,752  $    39,496,578
                                      ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 28, 2017 and began transactions in 2018.
(c) Commenced April 30, 2011 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                              BHFTI CLEARBRIDGE              BHFTI HARRIS OAKMARK
                                              AGGRESSIVE GROWTH                  INTERNATIONAL
                                              INVESTMENT OPTION                INVESTMENT OPTION
                                      --------------------------------  -------------------------------
                                           2018              2017            2018            2017
                                      ---------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       139,250  $       159,965  $      513,053  $       510,773
   Net realized gains (losses)......        1,801,977          449,123       2,269,663          268,189
   Change in unrealized gains
     (losses) on investments........      (3,334,919)        2,685,284    (10,489,224)        7,236,876
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (1,393,692)        3,294,372     (7,706,508)        8,015,838
                                      ---------------  ---------------  --------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            9,477            3,955         496,795          722,980
   Net transfers (including
     fixed account).................        (478,381)          447,517       4,085,729        (572,772)
   Policy charges...................        (239,071)        (215,024)       (345,117)        (335,755)
   Transfers for policy benefits
     and terminations...............         (49,125)         (65,742)     (4,878,383)        (112,905)
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (757,100)          170,706       (640,976)        (298,452)
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets...............      (2,150,792)        3,465,078     (8,347,484)        7,717,386
NET ASSETS:
   Beginning of year................       21,378,415       17,913,337      34,101,370       26,383,984
                                      ---------------  ---------------  --------------  ---------------
   End of year......................  $    19,227,623  $    21,378,415  $   25,753,886  $    34,101,370
                                      ===============  ===============  ==============  ===============

                                               BHFTI INVESCO                  BHFTI LOOMIS SAYLES
                                             SMALL CAP GROWTH                   GLOBAL MARKETS
                                             INVESTMENT OPTION                 INVESTMENT OPTION
                                      -------------------------------  --------------------------------
                                           2018            2017             2018             2017
                                      --------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (25,671)  $      (19,862)  $       120,227  $       142,247
   Net realized gains (losses)......       1,895,409        1,056,861        1,887,018          352,715
   Change in unrealized gains
     (losses) on investments........     (3,340,915)        1,760,088      (2,205,824)        1,507,342
                                      --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............     (1,471,177)        2,797,087        (198,579)        2,002,304
                                      --------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............              --           52,297              719            1,090
   Net transfers (including
     fixed account).................       1,519,294        2,813,091          821,186        (192,988)
   Policy charges...................       (217,678)        (170,217)         (99,927)        (104,472)
   Transfers for policy benefits
     and terminations...............       (170,007)        (144,928)      (4,788,662)         (72,973)
                                      --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........       1,131,609        2,550,243      (4,066,684)        (369,343)
                                      --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............       (339,568)        5,347,330      (4,265,263)        1,632,961
NET ASSETS:
   Beginning of year................      14,867,339        9,520,009       10,241,389        8,608,428
                                      --------------  ---------------  ---------------  ---------------
   End of year......................  $   14,527,771  $    14,867,339  $     5,976,126  $    10,241,389
                                      ==============  ===============  ===============  ===============

                                            BHFTI MFS(R) RESEARCH             BHFTI MORGAN STANLEY
                                                INTERNATIONAL                    MID CAP GROWTH
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2018             2017              2018             2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        57,141  $        42,400  $       (2,202)  $         3,493
   Net realized gains (losses)......           92,174           19,853          424,449           23,896
   Change in unrealized gains
     (losses) on investments........        (606,238)          646,477        (222,586)          507,855
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (456,923)          708,730          199,661          535,244
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --               --           25,811           14,608
   Net transfers (including
     fixed account).................         (12,561)          563,748         (14,603)         (14,092)
   Policy charges...................         (45,221)         (36,954)         (38,619)         (27,563)
   Transfers for policy benefits
     and terminations...............        (260,566)        (234,104)         (81,603)         (57,744)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (318,348)          292,690        (109,014)         (84,791)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        (775,271)        1,001,420           90,647          450,453
NET ASSETS:
   Beginning of year................        3,498,832        2,497,412        1,812,467        1,362,014
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     2,723,561  $     3,498,832  $     1,903,114  $     1,812,467
                                      ===============  ===============  ===============  ===============

                                              BHFTI OPPENHEIMER
                                                GLOBAL EQUITY
                                              INVESTMENT OPTION
                                      --------------------------------
                                            2018             2017
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         8,285  $         4,549
   Net realized gains (losses)......          124,572           11,673
   Change in unrealized gains
     (losses) on investments........        (286,757)          204,332
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (153,900)          220,554
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           59,925            3,237
   Net transfers (including
     fixed account).................          (1,648)          298,828
   Policy charges...................         (18,628)         (12,460)
   Transfers for policy benefits
     and terminations...............         (17,721)         (13,595)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........           21,928          276,010
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............        (131,972)          496,564
NET ASSETS:
   Beginning of year................        1,060,275          563,711
                                      ---------------  ---------------
   End of year......................  $       928,303  $     1,060,275
                                      ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 28, 2017 and began transactions in 2018.
(c) Commenced April 30, 2011 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                            BHFTI PIMCO INFLATION             BHFTI T. ROWE PRICE
                                               PROTECTED BOND                   LARGE CAP VALUE
                                              INVESTMENT OPTION                INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2018             2017            2018              2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       652,295  $       605,672  $        52,463  $        58,345
   Net realized gains (losses)......        (269,655)        (251,465)          410,945          885,919
   Change in unrealized gains
     (losses) on investments........      (1,139,011)          898,504        (779,616)        (303,369)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (756,371)        1,252,711        (316,208)          640,895
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          434,793          505,610            3,440              562
   Net transfers (including
     fixed account).................        8,457,220      (1,948,384)          268,473      (2,804,670)
   Policy charges...................        (508,897)        (474,535)        (202,994)        (204,870)
   Transfers for policy benefits
     and terminations...............      (2,432,266)        (577,160)        (188,493)        (409,529)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        5,950,850      (2,494,469)        (119,574)      (3,418,507)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        5,194,479      (1,241,758)        (435,782)      (2,777,612)
NET ASSETS:
   Beginning of year................       32,409,280       33,651,038        3,469,490        6,247,102
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    37,603,759  $    32,409,280  $     3,033,708  $     3,469,490
                                      ===============  ===============  ===============  ===============

                                           BHFTI VICTORY SYCAMORE            BHFTII BAILLIE GIFFORD
                                                MID CAP VALUE                  INTERNATIONAL STOCK
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2018            2017             2018              2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         2,966  $        11,184  $           900  $           872
   Net realized gains (losses)......          195,011          148,778              295              253
   Change in unrealized gains
     (losses) on investments........        (287,173)          (8,944)         (17,606)           24,103
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (89,196)          151,018         (16,411)           25,228
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          158,516            9,106               83              535
   Net transfers (including
     fixed account).................        (347,183)      (1,730,130)            (264)          (1,806)
   Policy charges...................        (111,580)        (126,165)            (984)            (949)
   Transfers for policy benefits
     and terminations...............         (10,036)         (24,671)              (1)              (2)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (310,283)      (1,871,860)          (1,166)          (2,222)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        (399,479)      (1,720,842)         (17,577)           23,006
NET ASSETS:
   Beginning of year................        1,164,489        2,885,331           96,594           73,588
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $       765,010  $     1,164,489  $        79,017  $        96,594
                                      ===============  ===============  ===============  ===============

                                               BHFTII BLACKROCK                  BHFTII BLACKROCK
                                                  BOND INCOME                  CAPITAL APPRECIATION
                                               INVESTMENT OPTION                 INVESTMENT OPTION
                                      ---------------------------------  --------------------------------
                                            2018             2017              2018             2017
                                      ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       645,551   $       671,593  $       (1,051)  $         (154)
   Net realized gains (losses)......        (377,234)         (153,304)          282,790           13,561
   Change in unrealized gains
     (losses) on investments........        (433,669)           418,058        (387,575)           35,543
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (165,352)           936,347        (105,836)           48,950
                                      ---------------   ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          401,652           740,936            1,747              179
   Net transfers (including
     fixed account).................        1,552,636       (2,264,291)        1,985,812         (10,641)
   Policy charges...................        (303,139)         (306,647)         (26,238)          (4,082)
   Transfers for policy benefits
     and terminations...............      (4,334,527)         (860,895)         (18,813)         (26,857)
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (2,683,378)       (2,690,897)        1,942,508         (41,401)
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (2,848,730)       (1,754,550)        1,836,672            7,549
NET ASSETS:
   Beginning of year................       24,392,224        26,146,774          176,575          169,026
                                      ---------------   ---------------  ---------------  ---------------
   End of year......................  $    21,543,494   $    24,392,224  $     2,013,247  $       176,575
                                      ===============   ===============  ===============  ===============

                                              BHFTII BLACKROCK
                                            ULTRA-SHORT TERM BOND
                                              INVESTMENT OPTION
                                      --------------------------------
                                           2018             2017
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       496,011  $       114,608
   Net realized gains (losses)......           92,816          165,704
   Change in unrealized gains
     (losses) on investments........          395,281          167,581
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          984,108          447,893
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        1,664,946           35,418
   Net transfers (including
     fixed account).................        3,799,698      (6,639,857)
   Policy charges...................      (1,145,983)      (1,125,425)
   Transfers for policy benefits
     and terminations...............        (175,526)     (13,876,464)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        4,143,135     (21,606,328)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............        5,127,243     (21,158,435)
NET ASSETS:
   Beginning of year................       57,045,388       78,203,823
                                      ---------------  ---------------
   End of year......................  $    62,172,631  $    57,045,388
                                      ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 28, 2017 and began transactions in 2018.
(c) Commenced April 30, 2011 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                             BHFTII BRIGHTHOUSE                  BHFTII BRIGHTHOUSE
                                             ASSET ALLOCATION 20                 ASSET ALLOCATION 40
                                              INVESTMENT OPTION                   INVESTMENT OPTION
                                      ----------------------------------  ---------------------------------
                                            2018              2017              2018              2017
                                      ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         32,076  $         24,567  $         16,167  $         8,714
   Net realized gains (losses)......            18,760            19,584            29,440           13,326
   Change in unrealized gains
     (losses) on investments........          (96,623)            24,885          (91,575)           31,604
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (45,787)            69,036          (45,968)           53,644
                                      ----------------  ----------------  ----------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           176,338             1,257               125              803
   Net transfers (including
     fixed account).................                91         1,181,937           294,449          565,326
   Policy charges...................          (30,994)          (19,999)          (20,021)          (9,711)
   Transfers for policy benefits
     and terminations...............          (48,796)           (5,412)          (88,959)         (26,796)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........            96,639         1,157,783           185,594          529,622
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............            50,852         1,226,819           139,626          583,266
NET ASSETS:
   Beginning of year................         1,590,054           363,235           879,154          295,888
                                      ----------------  ----------------  ----------------  ---------------
   End of year......................  $      1,640,906  $      1,590,054  $      1,018,780  $       879,154
                                      ================  ================  ================  ===============

                                              BHFTII BRIGHTHOUSE                 BHFTII BRIGHTHOUSE
                                              ASSET ALLOCATION 60                ASSET ALLOCATION 80
                                               INVESTMENT OPTION                  INVESTMENT OPTION
                                      ----------------------------------  ---------------------------------
                                            2018              2017             2018              2017
                                      ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         38,236  $         31,297  $         2,854  $          3,470
   Net realized gains (losses)......           105,381            84,746           17,698            22,524
   Change in unrealized gains
     (losses) on investments........         (307,298)           177,005         (42,267)            25,151
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (163,681)           293,048         (21,715)            51,145
                                      ----------------  ----------------  ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               129               829               96               192
   Net transfers (including
     fixed account).................           166,647           463,814            2,569          (67,446)
   Policy charges...................          (47,102)          (34,093)         (31,926)          (26,685)
   Transfers for policy benefits
     and terminations...............         (109,201)         (156,744)          (6,460)          (22,781)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........            10,473           273,806         (35,721)         (116,720)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............         (153,208)           566,854         (57,436)          (65,575)
NET ASSETS:
   Beginning of year................         2,576,170         2,009,316          293,242           358,817
                                      ----------------  ----------------  ---------------  ----------------
   End of year......................  $      2,422,962  $      2,576,170  $       235,806  $        293,242
                                      ================  ================  ===============  ================

                                         BHFTII BRIGHTHOUSE/WELLINGTON     BHFTII BRIGHTHOUSE/WELLINGTON
                                                   BALANCED                  CORE EQUITY OPPORTUNITIES
                                               INVESTMENT OPTION                 INVESTMENT OPTION
                                      ---------------------------------  --------------------------------
                                            2018              2017            2018              2017
                                      ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        29,753   $        31,833  $        17,000  $        13,706
   Net realized gains (losses)......          168,767            42,460           65,790           38,937
   Change in unrealized gains
     (losses) on investments........        (280,774)           168,572         (86,873)          124,792
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (82,254)           242,865          (4,083)          177,435
                                      ---------------   ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --                --               --               --
   Net transfers (including
     fixed account).................          290,638           395,879           14,056         (45,881)
   Policy charges...................         (42,516)          (31,129)         (14,026)         (12,647)
   Transfers for policy benefits
     and terminations...............        (208,059)         (226,063)         (23,783)         (32,204)
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........           40,063           138,687         (23,753)         (90,732)
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............         (42,191)           381,552         (27,836)           86,703
NET ASSETS:
   Beginning of year................        1,914,389         1,532,837        1,100,033        1,013,330
                                      ---------------   ---------------  ---------------  ---------------
   End of year......................  $     1,872,198   $     1,914,389  $     1,072,197  $     1,100,033
                                      ===============   ===============  ===============  ===============

                                               BHFTII FRONTIER
                                               MID CAP GROWTH
                                              INVESTMENT OPTION
                                      ---------------------------------
                                            2018             2017
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (4,221)  $        (5,640)
   Net realized gains (losses)......          549,629            91,158
   Change in unrealized gains
     (losses) on investments........        (627,237)           514,913
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (81,829)           600,431
                                      ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            1,667             1,214
   Net transfers (including
     fixed account).................        (805,450)          (93,456)
   Policy charges...................         (35,734)          (76,054)
   Transfers for policy benefits
     and terminations...............        (157,560)         (115,977)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (997,077)         (284,273)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............      (1,078,906)           316,158
NET ASSETS:
   Beginning of year................        2,904,528         2,588,370
                                      ---------------  ----------------
   End of year......................  $     1,825,622  $      2,904,528
                                      ===============  ================

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 28, 2017 and began transactions in 2018.
(c) Commenced April 30, 2011 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                 BHFTII METLIFE
                                           BHFTII JENNISON GROWTH             AGGREGATE BOND INDEX
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2018             2017            2018              2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        84,861  $        51,611  $       241,386  $       187,028
   Net realized gains (losses)......        9,245,643        3,955,919        (335,015)         (61,669)
   Change in unrealized gains
     (losses) on investments........      (9,393,672)        8,904,402           17,661          117,947
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (63,168)       12,911,932         (75,968)          243,306
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          649,993          923,364              129           47,546
   Net transfers (including
     fixed account).................        4,583,888          405,718        1,011,850         (24,034)
   Policy charges...................        (605,208)        (483,279)        (179,105)        (168,594)
   Transfers for policy benefits
     and terminations...............      (1,447,477)        (603,137)              (5)         (11,668)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        3,181,196          242,666          832,869        (156,750)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        3,118,028       13,154,598          756,901           86,556
NET ASSETS:
   Beginning of year................       48,346,437       35,191,839        8,263,051        8,176,495
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    51,464,465  $    48,346,437  $     9,019,952  $     8,263,051
                                      ===============  ===============  ===============  ===============

                                              BHFTII METLIFE                  BHFTII METLIFE MSCI
                                            MID CAP STOCK INDEX                  EAFE(R) INDEX
                                             INVESTMENT OPTION                 INVESTMENT OPTION
                                      -------------------------------  --------------------------------
                                            2018            2017             2018             2017
                                      ---------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       357,456  $      352,563  $       610,864  $       434,722
   Net realized gains (losses)......        3,088,987       2,223,784          412,571          107,496
   Change in unrealized gains
     (losses) on investments........      (7,520,516)       1,873,331      (3,573,092)        3,195,798
                                      ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (4,074,073)       4,449,678      (2,549,657)        3,738,016
                                      ---------------  --------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          475,667         689,742               --           44,047
   Net transfers (including
     fixed account).................          669,733         967,079      (3,767,548)        4,205,180
   Policy charges...................        (373,979)       (319,039)        (212,831)        (177,962)
   Transfers for policy benefits
     and terminations...............          (6,714)        (47,722)        (582,383)        (381,340)
                                      ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          764,707       1,290,060      (4,562,762)        3,689,925
                                      ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (3,309,366)       5,739,738      (7,112,419)        7,427,941
NET ASSETS:
   Beginning of year................       33,427,967      27,688,229       21,051,332       13,623,391
                                      ---------------  --------------  ---------------  ---------------
   End of year......................  $    30,118,601  $   33,427,967  $    13,938,913  $    21,051,332
                                      ===============  ==============  ===============  ===============

                                              BHFTII METLIFE
                                           RUSSELL 2000(R) INDEX           BHFTII METLIFE STOCK INDEX
                                             INVESTMENT OPTION                  INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2018             2017              2018             2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       259,441  $       331,655  $       285,754  $       287,837
   Net realized gains (losses)......        5,478,512        2,889,215        2,234,619        1,264,914
   Change in unrealized gains
     (losses) on investments........      (8,530,400)        1,266,269      (3,267,619)        2,035,568
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (2,792,447)        4,487,139        (747,246)        3,588,319
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          282,374          123,254          155,417           13,950
   Net transfers (including
     fixed account).................          654,943      (3,052,719)      (1,924,433)      (1,939,004)
   Policy charges...................        (365,991)        (358,165)        (324,669)        (303,600)
   Transfers for policy benefits
     and terminations...............      (8,727,652)        (112,767)        (994,487)        (357,672)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (8,156,326)      (3,400,397)      (3,088,172)      (2,586,326)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............     (10,948,773)        1,086,742      (3,835,418)        1,001,993
NET ASSETS:
   Beginning of year................       35,071,002       33,984,260       20,093,005       19,091,012
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    24,122,229  $    35,071,002  $    16,257,587  $    20,093,005
                                      ===============  ===============  ===============  ===============


                                         BHFTII MFS(R) TOTAL RETURN
                                              INVESTMENT OPTION
                                      --------------------------------
                                            2018             2017
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       388,001  $       552,921
   Net realized gains (losses)......        1,948,620        1,923,407
   Change in unrealized gains
     (losses) on investments........      (3,547,364)          293,220
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (1,210,743)        2,769,548
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          195,200           66,460
   Net transfers (including
     fixed account).................      (4,287,525)        2,875,544
   Policy charges...................        (654,982)        (655,889)
   Transfers for policy benefits
     and terminations...............      (1,153,994)        (775,834)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (5,901,301)        1,510,281
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (7,112,044)        4,279,829
NET ASSETS:
   Beginning of year................       24,836,481       20,556,652
                                      ---------------  ---------------
   End of year......................  $    17,724,437  $    24,836,481
                                      ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 28, 2017 and began transactions in 2018.
(c) Commenced April 30, 2011 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017




                                                                             BHFTII NEUBERGER BERMAN
                                             BHFTII MFS(R) VALUE                     GENESIS
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2018            2017              2018            2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       812,271  $       909,631  $         4,475  $         5,490
   Net realized gains (losses)......        4,338,688        3,251,976          362,825          199,517
   Change in unrealized gains
     (losses) on investments........     (11,401,079)        3,965,474        (523,699)          123,453
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (6,250,120)        8,127,081        (156,399)          328,460
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          763,780          872,793            1,015               --
   Net transfers (including
     fixed account).................        9,181,289          857,477          496,554        2,531,927
   Policy charges...................        (619,162)        (539,515)         (38,626)         (25,219)
   Transfers for policy benefits
     and terminations...............               --         (78,321)        (469,161)        (307,253)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        9,325,907        1,112,434         (10,218)        2,199,455
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        3,075,787        9,239,515        (166,617)        2,527,915
NET ASSETS:
   Beginning of year................       54,691,869       45,452,354        2,532,432            4,517
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    57,767,656  $    54,691,869  $     2,365,815  $     2,532,432
                                      ===============  ===============  ===============  ===============

                                                                             BHFTII
                                                                          T. ROWE PRICE           BHFTII WESTERN ASSET
                                            BHFTII T. ROWE PRICE            SMALL CAP           MANAGEMENT STRATEGIC BOND
                                              LARGE CAP GROWTH               GROWTH                   OPPORTUNITIES
                                              INVESTMENT OPTION         INVESTMENT OPTION           INVESTMENT OPTION
                                      --------------------------------  -----------------  ---------------------------------
                                            2018             2017           2018 (B)             2018              2017
                                      ---------------  ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           213  $       (2,904)   $          (28)   $        16,615   $        13,109
   Net realized gains (losses)......          549,294          266,998             7,509             1,897             4,332
   Change in unrealized gains
     (losses) on investments........        (540,089)          430,618          (14,069)          (31,916)            11,525
                                      ---------------  ---------------   ---------------   ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            9,418          694,712           (6,588)          (13,404)            28,966
                                      ---------------  ---------------   ---------------   ---------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --               --                --             3,015             6,463
   Net transfers (including
     fixed account).................           22,481        (333,919)            92,683          (30,455)          (38,661)
   Policy charges...................        (214,338)        (193,093)           (1,044)           (7,402)           (7,308)
   Transfers for policy benefits
     and terminations...............        (323,764)         (69,189)               (1)          (30,908)          (43,353)
                                      ---------------  ---------------   ---------------   ---------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (515,621)        (596,201)            91,638          (65,750)          (82,859)
                                      ---------------  ---------------   ---------------   ---------------   ---------------
     Net increase (decrease)
        in net assets...............        (506,203)           98,511            85,050          (79,154)          (53,893)
NET ASSETS:
   Beginning of year................        2,396,737        2,298,226                --           370,328           424,221
                                      ---------------  ---------------   ---------------   ---------------   ---------------
   End of year......................  $     1,890,534  $     2,396,737   $        85,050   $       291,174   $       370,328
                                      ===============  ===============   ===============   ===============   ===============



                                            BHFTII WESTERN ASSET                    DELAWARE VIP
                                         MANAGEMENT U.S. GOVERNMENT                SMALL CAP VALUE
                                              INVESTMENT OPTION                   INVESTMENT OPTION
                                      ---------------------------------  ---------------------------------
                                           2018              2017             2018               2017
                                      --------------    ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       92,308    $       142,845  $       170,867   $       250,386
   Net realized gains (losses)......        (94,784)           (57,261)        2,619,106         2,122,759
   Change in unrealized gains
     (losses) on investments........          21,693             21,691      (7,397,893)           949,750
                                      --------------    ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          19,217            107,275      (4,607,920)         3,322,895
                                      --------------    ---------------  ---------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           1,964              8,107          543,954           606,771
   Net transfers (including
     fixed account).................       (863,624)          (404,640)      (3,038,141)       (5,005,216)
   Policy charges...................       (105,441)          (114,068)        (303,620)         (351,862)
   Transfers for policy benefits
     and terminations...............       (728,099)          (741,953)      (3,289,482)         (350,694)
                                      --------------    ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........     (1,695,200)        (1,252,554)      (6,087,289)       (5,101,001)
                                      --------------    ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............     (1,675,983)        (1,145,279)     (10,695,209)       (1,778,106)
NET ASSETS:
   Beginning of year................       5,568,386          6,713,665       31,919,794        33,697,900
                                      --------------    ---------------  ---------------   ---------------
   End of year......................  $    3,892,403    $     5,568,386  $    21,224,585   $    31,919,794
                                      ==============    ===============  ===============   ===============

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 28, 2017 and began transactions in 2018.
(c) Commenced April 30, 2011 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                           DREYFUS VIF APPRECIATION        DREYFUS VIF INTERNATIONAL VALUE
                                               INVESTMENT OPTION                  INVESTMENT OPTION
                                      ----------------------------------  --------------------------------
                                            2018              2017             2018              2017
                                      ----------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          7,129  $          8,264  $         (280)  $        11,822
   Net realized gains (losses)......           147,404            95,132          206,602           12,423
   Change in unrealized gains
     (losses) on investments........         (169,316)            78,439        (205,896)          207,517
                                      ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (14,783)           181,835              426          231,762
                                      ----------------  ----------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            22,457            11,103            1,099              829
   Net transfers (including
     fixed account).................         (326,257)            27,970      (1,023,661)         (31,165)
   Policy charges...................          (15,126)          (23,733)          (2,161)         (11,787)
   Transfers for policy benefits
     and terminations...............          (13,760)          (23,808)              (1)              (3)
                                      ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (332,686)           (8,468)      (1,024,724)         (42,126)
                                      ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............         (347,469)           173,367      (1,024,298)          189,636
NET ASSETS:
   Beginning of year................           870,538           697,171        1,028,492          838,856
                                      ----------------  ----------------  ---------------  ---------------
   End of year......................  $        523,069  $        870,538  $         4,194  $     1,028,492
                                      ================  ================  ===============  ===============

                                          DREYFUS VIF OPPORTUNISTIC
                                                  SMALL CAP                  FIDELITY(R) VIP CONTRAFUND
                                              INVESTMENT OPTION                   INVESTMENT OPTION
                                      ---------------------------------  ----------------------------------
                                            2018             2017              2018              2017
                                      ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (2,666)  $       (2,909)  $         80,954  $        172,126
   Net realized gains (losses)......           374,939           95,105         3,650,711         1,789,873
   Change in unrealized gains
     (losses) on investments........         (618,839)          234,474       (5,410,408)         3,088,211
                                      ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (246,566)          326,670       (1,678,743)         5,050,210
                                      ----------------  ---------------  ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............             3,987            1,393           434,097           139,696
   Net transfers (including
     fixed account).................         (198,425)         (76,562)       (1,995,994)         2,818,901
   Policy charges...................          (29,798)         (30,431)         (499,010)         (454,142)
   Transfers for policy benefits
     and terminations...............          (86,317)         (49,597)         (718,196)         (736,486)
                                      ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (310,553)        (155,197)       (2,779,103)         1,767,969
                                      ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............         (557,119)          171,473       (4,457,846)         6,818,179
NET ASSETS:
   Beginning of year................         1,566,065        1,394,592        29,820,908        23,002,729
                                      ----------------  ---------------  ----------------  ----------------
   End of year......................  $      1,008,946  $     1,566,065  $     25,363,062  $     29,820,908
                                      ================  ===============  ================  ================


                                         FIDELITY(R) VIP EQUITY-INCOME       FIDELITY(R) VIP FREEDOM 2010
                                               INVESTMENT OPTION                   INVESTMENT OPTION
                                      ----------------------------------  ----------------------------------
                                            2018              2017              2018              2017
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         15,994  $         11,153  $          3,121  $          3,050
   Net realized gains (losses)......            33,862            11,092             8,259            39,013
   Change in unrealized gains
     (losses) on investments........         (114,754)            65,383          (28,750)            16,231
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (64,898)            87,628          (17,370)            58,294
                                      ----------------  ----------------  ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............             3,615             3,398             1,566             5,538
   Net transfers (including
     fixed account).................               183          (34,396)          (11,006)         (119,186)
   Policy charges...................           (8,222)           (8,383)          (17,772)          (17,337)
   Transfers for policy benefits
     and terminations...............                --               (2)               (2)           (2,822)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........           (4,424)          (39,383)          (27,214)         (133,807)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............          (69,322)            48,245          (44,584)          (75,513)
NET ASSETS:
   Beginning of year................           770,739           722,494           272,604           348,117
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $        701,417  $        770,739  $        228,020  $        272,604
                                      ================  ================  ================  ================


                                         FIDELITY(R) VIP FREEDOM 2015
                                               INVESTMENT OPTION
                                      ----------------------------------
                                            2018              2017
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          9,031  $         10,076
   Net realized gains (losses)......            45,764            32,128
   Change in unrealized gains
     (losses) on investments........          (94,789)            63,962
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (39,994)           106,166
                                      ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            23,478            27,344
   Net transfers (including
     fixed account).................          (77,342)          (50,632)
   Policy charges...................          (53,449)          (49,836)
   Transfers for policy benefits
     and terminations...............               (2)           (3,710)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (107,315)          (76,834)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............         (147,309)            29,332
NET ASSETS:
   Beginning of year................           745,292           715,960
                                      ----------------  ----------------
   End of year......................  $        597,983  $        745,292
                                      ================  ================

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 28, 2017 and began transactions in 2018.
(c) Commenced April 30, 2011 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                        FIDELITY(R) VIP FREEDOM 2020      FIDELITY(R) VIP FREEDOM 2025
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  ----------------------------------
                                            2018             2017             2018              2017
                                      ---------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        30,877  $        33,377  $         28,805  $         24,360
   Net realized gains (losses)......          117,769          111,297           118,248            68,075
   Change in unrealized gains
     (losses) on investments........        (291,551)          245,536         (307,872)           195,598
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (142,905)          390,210         (160,819)           288,033
                                      ---------------  ---------------  ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            2,248            1,124             4,032             1,819
   Net transfers (including
     fixed account).................        (221,678)        (123,457)           428,717           251,186
   Policy charges...................         (99,896)         (87,777)         (112,889)          (80,113)
   Transfers for policy benefits
     and terminations...............              (2)         (13,438)               (2)           (4,411)
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (319,328)        (223,548)           319,858           168,481
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............        (462,233)          166,662           159,039           456,514
NET ASSETS:
   Beginning of year................        2,641,128        2,474,466         1,977,818         1,521,304
                                      ---------------  ---------------  ----------------  ----------------
   End of year......................  $     2,178,895  $     2,641,128  $      2,136,857  $      1,977,818
                                      ===============  ===============  ================  ================

                                                                            FIDELITY(R) VIP GOVERNMENT
                                        FIDELITY(R) VIP FREEDOM 2030               MONEY MARKET
                                              INVESTMENT OPTION                  INVESTMENT OPTION
                                      --------------------------------  ----------------------------------
                                           2018              2017             2018              2017
                                      ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        38,448  $        39,399  $        677,450  $       208,545
   Net realized gains (losses)......          178,918          145,911                --               --
   Change in unrealized gains
     (losses) on investments........        (487,594)          359,476                --               --
                                      ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (270,228)          544,786           677,450          208,545
                                      ---------------  ---------------  ----------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            4,069            4,473           556,648          756,540
   Net transfers (including
     fixed account).................         (70,220)          810,749         6,775,166      (5,289,094)
   Policy charges...................         (95,465)         (85,217)         (708,052)        (836,684)
   Transfers for policy benefits
     and terminations...............              (2)          (9,717)       (2,720,115)      (3,862,849)
                                      ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (161,618)          720,288         3,903,647      (9,232,087)
                                      ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............        (431,846)        1,265,074         4,581,097      (9,023,542)
NET ASSETS:
   Beginning of year................        3,439,104        2,174,030        42,289,869       51,313,411
                                      ---------------  ---------------  ----------------  ---------------
   End of year......................  $     3,007,258  $     3,439,104  $     46,870,966  $    42,289,869
                                      ===============  ===============  ================  ===============


                                        FIDELITY(R) VIP GROWTH & INCOME      FIDELITY(R) VIP HIGH INCOME
                                               INVESTMENT OPTION                  INVESTMENT OPTION
                                      ---------------------------------  ---------------------------------
                                            2018              2017             2018             2017
                                      ----------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            (3)  $           220  $         7,524   $         7,065
   Net realized gains (losses)......             1,981              579            (307)           (1,330)
   Change in unrealized gains
     (losses) on investments........           (4,615)            2,664         (12,040)             3,382
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           (2,637)            3,463          (4,823)             9,117
                                      ----------------  ---------------  ---------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............             6,158            5,003            4,727             8,000
   Net transfers (including
     fixed account).................           (3,657)              456          (2,377)          (23,247)
   Policy charges...................             (567)            (527)          (1,638)           (1,831)
   Transfers for policy benefits
     and terminations...............               (1)              (2)              (3)               (2)
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........             1,933            4,930              709          (17,080)
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............             (704)            8,393          (4,114)           (7,963)
NET ASSETS:
   Beginning of year................            25,982           17,589          137,869           145,832
                                      ----------------  ---------------  ---------------   ---------------
   End of year......................  $         25,278  $        25,982  $       133,755   $       137,869
                                      ================  ===============  ===============   ===============


                                          FIDELITY(R) VIP INDEX 500
                                              INVESTMENT OPTION
                                      ---------------------------------
                                           2018              2017
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     2,163,479  $      2,456,458
   Net realized gains (losses)......       20,435,096         6,553,743
   Change in unrealized gains
     (losses) on investments........     (27,836,839)        20,543,648
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (5,238,264)        29,553,849
                                      ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          502,674           572,430
   Net transfers (including
     fixed account).................     (26,209,539)       (6,111,937)
   Policy charges...................      (1,791,553)       (1,887,058)
   Transfers for policy benefits
     and terminations...............     (20,356,196)       (1,064,370)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........     (47,854,614)       (8,490,935)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............     (53,092,878)        21,062,914
NET ASSETS:
   Beginning of year................      164,295,288       143,232,374
                                      ---------------  ----------------
   End of year......................  $   111,202,410  $    164,295,288
                                      ===============  ================

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 28, 2017 and began transactions in 2018.
(c) Commenced April 30, 2011 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                         FIDELITY(R) VIP INVESTMENT
                                                 GRADE BOND                  FIDELITY(R) VIP MID CAP
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2018              2017             2018            2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       799,466  $       927,336  $        11,978  $        18,764
   Net realized gains (losses)......        (340,212)          194,811          919,076          435,838
   Change in unrealized gains
     (losses) on investments........        (809,675)          499,706      (1,772,848)          871,028
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (350,421)        1,621,853        (841,794)        1,325,630
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           99,366          242,956          494,701           49,239
   Net transfers (including
     fixed account).................      (5,302,444)        2,590,929      (1,777,067)        (360,999)
   Policy charges...................        (537,248)        (690,133)        (187,008)        (173,110)
   Transfers for policy benefits
     and terminations...............      (3,543,245)        (352,278)        (227,878)        (274,727)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (9,283,571)        1,791,474      (1,697,252)        (759,597)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (9,633,992)        3,413,327      (2,539,046)          566,033
NET ASSETS:
   Beginning of year................       42,164,829       38,751,502        7,548,858        6,982,825
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    32,530,837  $    42,164,829  $     5,009,812  $     7,548,858
                                      ===============  ===============  ===============  ===============

                                                                                  FTVIPT FRANKLIN
                                          FIDELITY(R) VIP OVERSEAS          MUTUAL GLOBAL DISCOVERY VIP
                                              INVESTMENT OPTION                  INVESTMENT OPTION
                                      ---------------------------------  --------------------------------
                                           2018              2017             2018             2017
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        23,139  $         16,497  $         5,462  $           702
   Net realized gains (losses)......           49,607            46,176            2,725            1,717
   Change in unrealized gains
     (losses) on investments........        (382,855)           351,687         (31,943)              768
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (310,109)           414,360         (23,756)            3,187
                                      ---------------  ----------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          209,394               822               --               --
   Net transfers (including
     fixed account).................          234,315          (43,819)          213,061           16,621
   Policy charges...................         (32,841)          (25,902)          (3,328)          (1,006)
   Transfers for policy benefits
     and terminations...............         (98,527)          (99,879)              (2)              (3)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          312,341         (168,778)          209,731           15,612
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............            2,232           245,582          185,975           18,799
NET ASSETS:
   Beginning of year................        1,763,590         1,518,008           49,930           31,131
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $     1,765,822  $      1,763,590  $       235,905  $        49,930
                                      ===============  ================  ===============  ===============

                                                FTVIPT FRANKLIN                   FTVIPT TEMPLETON
                                           SMALL-MID CAP GROWTH VIP            DEVELOPING MARKETS VIP
                                               INVESTMENT OPTION                  INVESTMENT OPTION
                                      ---------------------------------  ---------------------------------
                                            2018             2017              2018             2017
                                      ----------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (3,174)  $       (3,317)  $         6,867   $         7,883
   Net realized gains (losses)......           136,220           85,581           34,752            19,049
   Change in unrealized gains
     (losses) on investments........         (211,829)          242,484        (225,850)           292,137
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (78,783)          324,748        (184,231)           319,069
                                      ----------------  ---------------  ---------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               972              962          157,290             5,656
   Net transfers (including
     fixed account).................         (135,223)         (73,084)           13,034           102,460
   Policy charges...................         (162,942)        (145,250)         (23,173)          (18,349)
   Transfers for policy benefits
     and terminations...............          (17,639)         (67,339)         (91,428)          (71,508)
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (314,832)        (284,711)           55,723            18,259
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............         (393,615)           40,037        (128,508)           337,328
NET ASSETS:
   Beginning of year................         1,769,476        1,729,439        1,076,396           739,068
                                      ----------------  ---------------  ---------------   ---------------
   End of year......................  $      1,375,861  $     1,769,476  $       947,888   $     1,076,396
                                      ================  ===============  ===============   ===============

                                              FTVIPT TEMPLETON
                                                 FOREIGN VIP
                                              INVESTMENT OPTION
                                      ---------------------------------
                                            2018             2017
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       329,221  $        298,816
   Net realized gains (losses)......          163,023            15,366
   Change in unrealized gains
     (losses) on investments........      (2,663,125)         1,574,781
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (2,170,881)         1,888,963
                                      ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          216,528            25,155
   Net transfers (including
     fixed account).................          549,139           955,293
   Policy charges...................        (203,724)         (176,926)
   Transfers for policy benefits
     and terminations...............        (155,758)         (261,233)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          406,185           542,289
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............      (1,764,696)         2,431,252
NET ASSETS:
   Beginning of year................       13,905,400        11,474,148
                                      ---------------  ----------------
   End of year......................  $    12,140,704  $     13,905,400
                                      ===============  ================

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 28, 2017 and began transactions in 2018.
(c) Commenced April 30, 2011 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                                             INVESCO V.I.
                                              FTVIPT TEMPLETON                                                GOVERNMENT
                                               GLOBAL BOND VIP                INVESCO V.I. COMSTOCK           SECURITIES
                                              INVESTMENT OPTION                 INVESTMENT OPTION          INVESTMENT OPTION
                                      --------------------------------  ---------------------------------  -----------------
                                            2018             2017             2018             2017            2018 (C)
                                      ---------------  ---------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (38,641)  $      (46,532)  $        10,756  $         13,890  $             16
   Net realized gains (losses)......        (490,936)         (37,062)           86,506            33,999                --
   Change in unrealized gains
     (losses) on investments........          992,375          448,299        (204,444)            80,250               (1)
                                      ---------------  ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          462,798          364,705        (107,182)           128,139                15
                                      ---------------  ---------------  ---------------  ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          237,817          145,033               67               428               132
   Net transfers (including
     fixed account).................        1,437,912        5,001,335            (210)           (1,422)               614
   Policy charges...................        (327,552)        (318,773)          (9,126)           (8,601)              (11)
   Transfers for policy benefits
     and terminations...............      (7,802,118)        (435,205)              (2)               (2)               (1)
                                      ---------------  ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (6,453,941)        4,392,390          (9,271)           (9,597)               734
                                      ---------------  ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............      (5,991,143)        4,757,095        (116,453)           118,542               749
NET ASSETS:
   Beginning of year................       26,684,997       21,927,902          864,279           745,737                --
                                      ---------------  ---------------  ---------------  ----------------  ----------------
   End of year......................  $    20,693,854  $    26,684,997  $       747,826  $        864,279  $            749
                                      ===============  ===============  ===============  ================  ================



                                       INVESCO V.I. INTERNATIONAL GROWTH     JANUS HENDERSON ENTERPRISE
                                               INVESTMENT OPTION                  INVESTMENT OPTION
                                      ----------------------------------  ---------------------------------
                                            2018              2017              2018             2017
                                      ----------------  ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        333,178  $       374,003   $      (16,475)   $       (2,554)
   Net realized gains (losses)......         2,661,384          811,936         2,610,429         2,790,816
   Change in unrealized gains
     (losses) on investments........       (6,196,388)        5,059,553       (3,029,529)         3,677,853
                                      ----------------  ---------------   ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (3,201,826)        6,245,492         (435,575)         6,466,115
                                      ----------------  ---------------   ---------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           159,786          517,813               395           124,444
   Net transfers (including
     fixed account).................      (13,768,220)      (1,429,952)         2,135,343       (2,069,707)
   Policy charges...................         (280,247)        (381,752)         (387,642)         (333,647)
   Transfers for policy benefits
     and terminations...............           (2,754)        (262,962)              (45)          (67,219)
                                      ----------------  ---------------   ---------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (13,891,435)      (1,556,853)         1,748,051       (2,346,129)
                                      ----------------  ---------------   ---------------   ---------------
     Net increase (decrease)
        in net assets...............      (17,093,261)        4,688,639         1,312,476         4,119,986
NET ASSETS:
   Beginning of year................        32,975,367       28,286,728        30,271,465        26,151,479
                                      ----------------  ---------------   ---------------   ---------------
   End of year......................  $     15,882,106  $    32,975,367   $    31,583,941   $    30,271,465
                                      ================  ===============   ===============   ===============


                                           JANUS HENDERSON GLOBAL              JANUS HENDERSON GLOBAL
                                                  RESEARCH                           TECHNOLOGY
                                              INVESTMENT OPTION                   INVESTMENT OPTION
                                      ---------------------------------  ---------------------------------
                                           2018              2017              2018              2017
                                      ---------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         3,799  $          3,280  $       (19,784)  $      (15,130)
   Net realized gains (losses)......          107,879            23,155         1,076,730        1,419,518
   Change in unrealized gains
     (losses) on investments........        (139,387)           125,996       (1,062,294)        2,158,102
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (27,709)           152,431           (5,348)        3,562,490
                                      ---------------  ----------------  ----------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --                --             3,139           77,261
   Net transfers (including
     fixed account).................        (143,716)            22,859         1,588,678        1,688,372
   Policy charges...................         (14,949)          (14,650)         (165,334)        (123,470)
   Transfers for policy benefits
     and terminations...............        (138,960)          (28,950)          (98,773)         (80,879)
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (297,625)          (20,741)         1,327,710        1,561,284
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............        (325,334)           131,690         1,322,362        5,123,774
NET ASSETS:
   Beginning of year................          719,084           587,394        12,463,922        7,340,148
                                      ---------------  ----------------  ----------------  ---------------
   End of year......................  $       393,750  $        719,084  $     13,786,284  $    12,463,922
                                      ===============  ================  ================  ===============

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 28, 2017 and began transactions in 2018.
(c) Commenced April 30, 2011 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                               JANUS HENDERSON
                                                MID CAP VALUE              JANUS HENDERSON OVERSEAS
                                              INVESTMENT OPTION                INVESTMENT OPTION
                                      -------------------------------  -------------------------------
                                            2018            2017             2018            2017
                                      ---------------  --------------  ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        79,116  $       53,817  $       118,521  $      107,293
   Net realized gains (losses)......        1,080,915         492,808         (55,009)       (216,774)
   Change in unrealized gains
     (losses) on investments........      (2,622,353)         836,165      (1,284,870)       1,971,724
                                      ---------------  --------------  ---------------  --------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (1,462,322)       1,382,790      (1,221,358)       1,862,243
                                      ---------------  --------------  ---------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            8,476           7,144              121             154
   Net transfers (including
     fixed account).................        (969,935)       (263,598)          175,433         568,038
   Policy charges...................        (118,245)       (121,482)         (75,435)        (78,121)
   Transfers for policy benefits
     and terminations...............         (69,483)        (65,788)               --            (11)
                                      ---------------  --------------  ---------------  --------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (1,149,187)       (443,724)          100,119         490,060
                                      ---------------  --------------  ---------------  --------------
     Net increase (decrease)
        in net assets...............      (2,611,509)         939,066      (1,121,239)       2,352,303
NET ASSETS:
   Beginning of year................       11,443,094      10,504,028        8,375,017       6,022,714
                                      ---------------  --------------  ---------------  --------------
   End of year......................  $     8,831,585  $   11,443,094  $     7,253,778  $    8,375,017
                                      ===============  ==============  ===============  ==============

                                             LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                         VARIABLE AGGRESSIVE GROWTH        VARIABLE DIVIDEND STRATEGY
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2018            2017             2018             2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         4,125  $         3,744  $        11,585  $         7,953
   Net realized gains (losses)......          144,448          172,794           87,832           26,050
   Change in unrealized gains
     (losses) on investments........        (223,566)           24,865        (142,571)           63,372
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (74,993)          201,403         (43,154)           97,375
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............              204              669               --               --
   Net transfers (including
     fixed account).................        (142,678)         (14,560)          262,907          115,219
   Policy charges...................         (74,339)         (64,928)         (16,625)         (10,284)
   Transfers for policy benefits
     and terminations...............         (80,386)        (107,219)         (74,042)         (66,151)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (297,199)        (186,038)          172,240           38,784
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        (372,192)           15,365          129,086          136,159
NET ASSETS:
   Beginning of year................        1,301,044        1,285,679          646,862          510,703
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $       928,852  $     1,301,044  $       775,948  $       646,862
                                      ===============  ===============  ===============  ===============

                                             LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                          VARIABLE LARGE CAP GROWTH         VARIABLE LARGE CAP VALUE
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2018             2017            2018             2017
                                      ---------------  ---------------  --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           682  $           271  $       54,890   $        39,196
   Net realized gains (losses)......          150,701          103,018         349,886           172,445
   Change in unrealized gains
     (losses) on investments........        (104,536)          184,691       (771,110)           241,990
                                      ---------------  ---------------  --------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           46,847          287,980       (366,334)           453,631
                                      ---------------  ---------------  --------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            3,267            3,777         111,624             6,073
   Net transfers (including
     fixed account).................        (433,618)        (116,590)         661,960            45,557
   Policy charges...................         (18,134)         (17,750)        (56,768)          (45,385)
   Transfers for policy benefits
     and terminations...............         (10,278)         (51,761)        (82,354)         (144,287)
                                      ---------------  ---------------  --------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (458,763)        (182,324)         634,462         (138,042)
                                      ---------------  ---------------  --------------   ---------------
     Net increase (decrease)
        in net assets...............        (411,916)          105,656         268,128           315,589
NET ASSETS:
   Beginning of year................        1,292,678        1,187,022       3,486,853         3,171,264
                                      ---------------  ---------------  --------------   ---------------
   End of year......................  $       880,762  $     1,292,678  $    3,754,981   $     3,486,853
                                      ===============  ===============  ==============   ===============

                                            LMPVIT WESTERN ASSET
                                       VARIABLE GLOBAL HIGH YIELD BOND
                                              INVESTMENT OPTION
                                      --------------------------------
                                           2018             2017
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       304,942  $       575,154
   Net realized gains (losses)......        (472,740)         (49,851)
   Change in unrealized gains
     (losses) on investments........        (120,284)          360,477
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (288,082)          885,780
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............              101              478
   Net transfers (including
     fixed account).................        (306,921)        (160,916)
   Policy charges...................         (98,872)        (112,363)
   Transfers for policy benefits
     and terminations...............      (4,959,746)         (39,431)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (5,365,438)        (312,232)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (5,653,520)          573,548
NET ASSETS:
   Beginning of year................       11,474,938       10,901,390
                                      ---------------  ---------------
   End of year......................  $     5,821,418  $    11,474,938
                                      ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 28, 2017 and began transactions in 2018.
(c) Commenced April 30, 2011 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                          MFS(R) VIT II HIGH YIELD         MFS(R) VIT NEW DISCOVERY
                                              INVESTMENT OPTION                INVESTMENT OPTION
                                      -------------------------------  --------------------------------
                                            2018            2017             2018             2017
                                      ---------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         9,787  $       10,996  $         (999)  $         (813)
   Net realized gains (losses)......               10             518           69,821            8,202
   Change in unrealized gains
     (losses) on investments........         (15,597)           (229)         (75,938)           88,723
                                      ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (5,800)          11,285          (7,116)           96,112
                                      ---------------  --------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............              312           2,007           13,079            1,578
   Net transfers (including
     fixed account).................         (11,769)           3,289         (13,425)          (5,168)
   Policy charges...................          (2,075)         (2,096)          (5,379)          (4,611)
   Transfers for policy benefits
     and terminations...............              (3)             (2)              (2)              (4)
                                      ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (13,535)           3,198          (5,727)          (8,205)
                                      ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............         (19,335)          14,483         (12,843)           87,907
NET ASSETS:
   Beginning of year................          193,831         179,348          457,034          369,127
                                      ---------------  --------------  ---------------  ---------------
   End of year......................  $       174,496  $      193,831  $       444,191  $       457,034
                                      ===============  ==============  ===============  ===============

                                               MORGAN STANLEY                   MORGAN STANLEY
                                          VIF EMERGING MARKETS DEBT       VIF EMERGING MARKETS EQUITY
                                              INVESTMENT OPTION                INVESTMENT OPTION
                                      -------------------------------  --------------------------------
                                            2018            2017            2018             2017
                                      ---------------  --------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       115,873  $      358,356  $       28,850  $       112,326
   Net realized gains (losses)......        (124,658)         (8,165)       2,815,424          162,414
   Change in unrealized gains
     (losses) on investments........        (324,158)         167,941     (4,886,171)        5,490,463
                                      ---------------  --------------  --------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (332,943)         518,132     (2,041,897)        5,765,203
                                      ---------------  --------------  --------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           72,658         102,785              --               --
   Net transfers (including
     fixed account).................      (1,494,965)       2,245,152       1,041,223          667,120
   Policy charges...................         (39,145)        (61,070)       (190,300)        (204,498)
   Transfers for policy benefits
     and terminations...............      (2,520,372)        (11,487)    (11,145,467)         (75,113)
                                      ---------------  --------------  --------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (3,981,824)       2,275,380    (10,294,544)          387,509
                                      ---------------  --------------  --------------  ---------------
     Net increase (decrease)
        in net assets...............      (4,314,767)       2,793,512    (12,336,441)        6,152,712
NET ASSETS:
   Beginning of year................        6,810,484       4,016,972      22,330,639       16,177,927
                                      ---------------  --------------  --------------  ---------------
   End of year......................  $     2,495,717  $    6,810,484  $    9,994,198  $    22,330,639
                                      ===============  ==============  ==============  ===============

                                         OPPENHEIMER VA MAIN STREET
                                                  SMALL CAP                    PIMCO VIT ALL ASSET
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2018             2017              2018             2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         1,951  $        11,481  $           963  $         2,412
   Net realized gains (losses)......          215,685           94,162            (298)              531
   Change in unrealized gains
     (losses) on investments........        (335,415)          108,156          (2,465)            3,488
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (117,779)          213,799          (1,800)            6,431
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               88               --               --               --
   Net transfers (including
     fixed account).................        (319,189)          159,909         (18,215)            3,647
   Policy charges...................         (23,213)         (24,052)          (1,154)          (1,334)
   Transfers for policy benefits
     and terminations...............              (1)         (18,632)              (3)          (1,149)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (342,315)          117,225         (19,372)            1,164
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        (460,094)          331,024         (21,172)            7,595
NET ASSETS:
   Beginning of year................        1,742,472        1,411,448           43,809           36,214
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     1,282,378  $     1,742,472  $        22,637  $        43,809
                                      ===============  ===============  ===============  ===============

                                             PIMCO VIT COMMODITY
                                           REALRETURN(R) STRATEGY
                                              INVESTMENT OPTION
                                      --------------------------------
                                            2018             2017
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       135,626  $       761,012
   Net realized gains (losses)......        (619,339)         (80,655)
   Change in unrealized gains
     (losses) on investments........        (421,299)        (436,985)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (905,012)          243,372
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          137,191          110,439
   Net transfers (including
     fixed account).................        1,366,842        4,676,431
   Policy charges...................         (79,371)         (63,315)
   Transfers for policy benefits
     and terminations...............      (3,055,508)          (8,984)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (1,630,846)        4,714,571
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (2,535,858)        4,957,943
NET ASSETS:
   Beginning of year................        8,390,347        3,432,404
                                      ---------------  ---------------
   End of year......................  $     5,854,489  $     8,390,347
                                      ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 28, 2017 and began transactions in 2018.
(c) Commenced April 30, 2011 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                           PIMCO VIT LOW DURATION            PIMCO VIT TOTAL RETURN
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2018            2017              2018            2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       277,964  $       313,218  $       443,164  $       515,141
   Net realized gains (losses)......        (462,565)         (61,344)        (190,237)        (127,296)
   Change in unrealized gains
     (losses) on investments........          150,727           61,857        (561,781)          913,091
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (33,874)          313,731        (308,854)        1,300,936
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          153,368          686,859          719,305            6,504
   Net transfers (including
     fixed account).................     (14,260,431)        1,829,540      (5,370,067)      (1,210,747)
   Policy charges...................        (273,013)        (341,039)        (440,882)        (500,269)
   Transfers for policy benefits
     and terminations...............      (3,308,205)        (628,983)      (4,246,292)        (966,302)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........     (17,688,281)        1,546,377      (9,337,936)      (2,670,814)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............     (17,722,155)        1,860,108      (9,646,790)      (1,369,878)
NET ASSETS:
   Beginning of year................       27,545,434       25,685,326       26,550,814       27,920,692
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     9,823,279  $    27,545,434  $    16,904,024  $    26,550,814
                                      ===============  ===============  ===============  ===============

                                          PIONEER VCT MID CAP VALUE       PUTNAM VT INTERNATIONAL VALUE
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2018            2017             2018             2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         2,192  $         5,953  $       (1,235)  $            23
   Net realized gains (losses)......           71,943           96,752          (8,063)              (2)
   Change in unrealized gains
     (losses) on investments........        (250,864)           16,895        (198,316)               77
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (176,729)          119,600        (207,614)               98
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            3,766            3,760               62              401
   Net transfers (including
     fixed account).................         (63,109)         (34,078)        1,057,602          (1,702)
   Policy charges...................         (33,089)         (32,287)          (7,028)             (14)
   Transfers for policy benefits
     and terminations...............          (9,808)         (23,725)             (16)              (1)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (102,240)         (86,330)        1,050,620          (1,316)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        (278,969)           33,270          843,006          (1,218)
NET ASSETS:
   Beginning of year................          988,374          955,104              132            1,350
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $       709,405  $       988,374  $       843,138  $           132
                                      ===============  ===============  ===============  ===============

                                        PUTNAM VT SUSTAINABLE LEADERS            ROYCE MICRO-CAP
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2018             2017            2018             2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         (272)  $           586  $       (1,251)  $         2,889
   Net realized gains (losses)......           23,196           12,949           29,043           67,760
   Change in unrealized gains
     (losses) on investments........         (25,179)           15,135         (93,976)         (41,459)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (2,255)           28,670         (66,184)           29,190
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --               --              780              782
   Net transfers (including
     fixed account).................         (19,527)           66,238          105,201           50,038
   Policy charges...................          (3,299)          (2,316)         (31,070)         (25,610)
   Transfers for policy benefits
     and terminations...............         (17,742)          (9,928)         (45,644)         (53,552)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (40,568)           53,994           29,267         (28,342)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............         (42,823)           82,664         (36,917)              848
NET ASSETS:
   Beginning of year................          152,051           69,387          618,249          617,401
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $       109,228  $       152,051  $       581,332  $       618,249
                                      ===============  ===============  ===============  ===============

                                               ROYCE SMALL-CAP
                                              INVESTMENT OPTION
                                      --------------------------------
                                            2018             2017
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        51,847  $        68,965
   Net realized gains (losses)......           16,740        (202,405)
   Change in unrealized gains
     (losses) on investments........        (802,942)          588,580
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (734,355)          455,140
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            1,298            1,027
   Net transfers (including
     fixed account).................        (704,920)          294,472
   Policy charges...................         (87,377)         (85,473)
   Transfers for policy benefits
     and terminations...............          (8,215)         (12,056)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (799,214)          197,970
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (1,533,569)          653,110
NET ASSETS:
   Beginning of year................        9,082,828        8,429,718
                                      ---------------  ---------------
   End of year......................  $     7,549,259  $     9,082,828
                                      ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 28, 2017 and began transactions in 2018.
(c) Commenced April 30, 2011 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                     TAP 1919 VARIABLE SOCIALLY       VANGUARD VIF SMALL COMPANY
                                                                         RESPONSIVE BALANCED                    GROWTH
                                                                          INVESTMENT OPTION                INVESTMENT OPTION
                                                                  --------------------------------  --------------------------------
                                                                        2018            2017             2018              2017
                                                                  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).................................  $           243  $         1,111  $            39  $           417
   Net realized gains (losses)..................................           14,065            9,052           25,817           34,350
   Change in unrealized gains
     (losses) on investments....................................          (7,280)            6,214         (43,338)           18,828
                                                                  ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.........................................            7,028           16,377         (17,482)           53,595
                                                                  ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.........................................            1,057              548               --               --
   Net transfers (including
     fixed account).............................................         (24,636)           43,394           16,528         (72,298)
   Policy charges...............................................          (2,978)          (2,168)          (1,835)          (2,091)
   Transfers for policy benefits
     and terminations...........................................         (75,539)          (3,681)              (2)              (1)
                                                                  ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.....................................        (102,096)           38,093           14,691         (74,390)
                                                                  ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...........................................         (95,068)           54,470          (2,791)         (20,795)
NET ASSETS:
   Beginning of year............................................          139,140           84,670          208,099          228,894
                                                                  ---------------  ---------------  ---------------  ---------------
   End of year..................................................  $        44,072  $       139,140  $       205,308  $       208,099
                                                                  ===============  ===============  ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 28, 2017 and began transactions in 2018.
(c) Commenced April 30, 2011 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

       BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Brighthouse Fund UL III for Variable Life Insurance (the "Separate Account"), a separate account of Brighthouse Life Insurance Company (the "Company"), was established by the Board of Directors of MetLife Insurance Company of Connecticut ("MICC") on January 15, 1999 to support MICC's operations with respect to certain variable life insurance policies (the "Policies"). The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). Brighthouse is a holding company, which following the completion of a separation transaction from MetLife, Inc. on August 4, 2017, owns the legal entities that historically operated a substantial portion of MetLife, Inc.'s former Retail segment, as well as certain portions of MetLife, Inc.'s former Corporate Benefit Funding segment. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the U.S. Securities and Exchange Commission, as well as the Delaware Department of Insurance.

The Separate Account is divided into Investment Options, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Option invests in shares of the corresponding portfolio, fund or series (with the same name) of the registered investment management companies (the "Trusts"), which are presented below:

AB Variable Products Series Fund, Inc. ("AB VPS")            Legg Mason Partners Variable Income Trust II
AIM Variable Insurance Funds (Invesco Variable                 ("LMPVIT")
   Insurance Funds) ("Invesco V.I.")                         MFS(R) Variable Insurance Trust ("MFS(R) VIT")
American Century Variable Portfolios, Inc. ("American        MFS(R) Variable Insurance Trust II ("MFS(R) VIT II")
   Century VP")                                              Morgan Stanley Variable Insurance Fund, Inc.
American Funds Insurance Series(R) ("American Funds(R)")       ("Morgan Stanley VIF")
Brighthouse Funds Trust I ("BHFTI")                          Oppenheimer Variable Account Funds
Brighthouse Funds Trust II ("BHFTII")                          ("Oppenheimer VA")
Delaware VIP Trust ("Delaware VIP")                          PIMCO Variable Insurance Trust ("PIMCO VIT")
Dreyfus Variable Investment Fund ("Dreyfus VIF")             Pioneer Variable Contracts Trust ("Pioneer VCT")
Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")  Putnam Variable Trust ("Putnam VT")
Franklin Templeton Variable Insurance Products Trust         Royce Capital Fund ("Royce")
   ("FTVIPT")                                                Trust for Advised Portfolios ("TAP")
Janus Aspen Series ("Janus Aspen")                           Vanguard Variable Insurance Fund ("Vanguard VIF")
Legg Mason Partners Variable Equity Trust
   ("LMPVET")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Investment Options of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF INVESTMENT OPTIONS


A. Premium payments, less any applicable charges applied to the Separate Account, are invested in one or more Investment Options in accordance with the selection made by the policy owner. The following Investment Options had net assets as of December 31, 2018:

AB VPS Global Thematic Growth Investment Option        American Century VP Ultra Investment Option
AB VPS Intermediate Bond Investment Option             American Funds(R) Bond Investment Option
AB VPS International Value Investment Option           American Funds(R) Global Growth Investment Option
American Century VP Capital Appreciation Investment    American Funds(R) Global Small Capitalization
   Option                                                Investment Option

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF INVESTMENT OPTIONS -- (CONTINUED)


American Funds(R) Growth Investment Option               BHFTII Brighthouse Asset Allocation 60 Investment
American Funds(R) Growth-Income Investment Option          Option
American Funds(R) High-Income Bond Investment            BHFTII Brighthouse Asset Allocation 80 Investment
   Option                                                  Option
American Funds(R) International Investment Option        BHFTII Brighthouse/Wellington Balanced Investment
American Funds(R) New World Investment Option              Option
American Funds(R) U.S. Government/AAA-Rated              BHFTII Brighthouse/Wellington Core Equity
   Securities Investment Option                            Opportunities Investment Option
BHFTI BlackRock High Yield Investment Option             BHFTII Frontier Mid Cap Growth Investment Option
BHFTI Brighthouse Asset Allocation 100 Investment        BHFTII Jennison Growth Investment Option
   Option                                                BHFTII MetLife Aggregate Bond Index Investment
BHFTI Brighthouse Small Cap Value Investment               Option
   Option                                                BHFTII MetLife Mid Cap Stock Index Investment
BHFTI Brighthouse/Aberdeen Emerging Markets                Option
   Equity Investment Option                              BHFTII MetLife MSCI EAFE(R) Index Investment
BHFTI Brighthouse/Eaton Vance Floating Rate                Option
   Investment Option                                     BHFTII MetLife Russell 2000(R) Index Investment
BHFTI Brighthouse/Wellington Large Cap Research            Option
   Investment Option                                     BHFTII MetLife Stock Index Investment Option
BHFTI Clarion Global Real Estate Investment Option       BHFTII MFS(R) Total Return Investment Option
BHFTI ClearBridge Aggressive Growth Investment           BHFTII MFS(R) Value Investment Option
   Option                                                BHFTII Neuberger Berman Genesis Investment Option
BHFTI Harris Oakmark International Investment            BHFTII T. Rowe Price Large Cap Growth Investment
   Option                                                  Option
BHFTI Invesco Small Cap Growth Investment Option         BHFTII T. Rowe Price Small Cap Growth Investment
BHFTI Loomis Sayles Global Markets Investment              Option
   Option                                                BHFTII Western Asset Management Strategic Bond
BHFTI MFS(R) Research International Investment             Opportunities Investment Option
   Option                                                BHFTII Western Asset Management U.S. Government
BHFTI Morgan Stanley Mid Cap Growth Investment             Investment Option
   Option                                                Delaware VIP Small Cap Value Investment Option
BHFTI Oppenheimer Global Equity Investment Option        Dreyfus VIF Appreciation Investment Option
BHFTI PIMCO Inflation Protected Bond Investment          Dreyfus VIF International Value Investment Option
   Option                                                Dreyfus VIF Opportunistic Small Cap Investment
BHFTI T. Rowe Price Large Cap Value Investment             Option
   Option (a)                                            Fidelity(R) VIP Contrafund Investment Option
BHFTI Victory Sycamore Mid Cap Value Investment          Fidelity(R) VIP Equity-Income Investment Option
   Option                                                Fidelity(R) VIP Freedom 2010 Investment Option
BHFTII Baillie Gifford International Stock Investment    Fidelity(R) VIP Freedom 2015 Investment Option
   Option                                                Fidelity(R) VIP Freedom 2020 Investment Option
BHFTII BlackRock Bond Income Investment Option           Fidelity(R) VIP Freedom 2025 Investment Option
BHFTII BlackRock Capital Appreciation Investment         Fidelity(R) VIP Freedom 2030 Investment Option
   Option                                                Fidelity(R) VIP Government Money Market Investment
BHFTII BlackRock Ultra-Short Term Bond Investment          Option
   Option                                                Fidelity(R) VIP Growth & Income Investment Option
BHFTII Brighthouse Asset Allocation 20 Investment        Fidelity(R) VIP High Income Investment Option
   Option                                                Fidelity(R) VIP Index 500 Investment Option
BHFTII Brighthouse Asset Allocation 40 Investment
   Option

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF INVESTMENT OPTIONS -- (CONCLUDED)


Fidelity(R) VIP Investment Grade Bond Investment          LMPVET ClearBridge Variable Large Cap Value
   Option                                                   Investment Option
Fidelity(R) VIP Mid Cap Investment Option                 LMPVIT Western Asset Variable Global High Yield
Fidelity(R) VIP Overseas Investment Option                  Bond Investment Option
FTVIPT Franklin Mutual Global Discovery VIP               MFS(R) VIT II High Yield Investment Option
   Investment Option                                      MFS(R) VIT New Discovery Investment Option
FTVIPT Franklin Small-Mid Cap Growth VIP                  Morgan Stanley VIF Emerging Markets Debt
   Investment Option                                        Investment Option
FTVIPT Templeton Developing Markets VIP                   Morgan Stanley VIF Emerging Markets Equity
   Investment Option                                        Investment Option
FTVIPT Templeton Foreign VIP Investment Option            Oppenheimer VA Main Street Small Cap Investment
FTVIPT Templeton Global Bond VIP Investment                 Option
   Option                                                 PIMCO VIT All Asset Investment Option
Invesco V.I. Comstock Investment Option                   PIMCO VIT CommodityRealReturn(R) Strategy
Invesco V.I. Government Securities Investment Option        Investment Option
Invesco V.I. International Growth Investment Option       PIMCO VIT Low Duration Investment Option
Janus Henderson Enterprise Investment Option              PIMCO VIT Total Return Investment Option
Janus Henderson Global Research Investment Option         Pioneer VCT Mid Cap Value Investment Option
Janus Henderson Global Technology Investment              Putnam VT International Value Investment Option
   Option                                                 Putnam VT Sustainable Leaders Investment Option
Janus Henderson Mid Cap Value Investment Option           Royce Micro-Cap Investment Option
Janus Henderson Overseas Investment Option                Royce Small-Cap Investment Option
LMPVET ClearBridge Variable Aggressive Growth             TAP 1919 Variable Socially Responsive Balanced
   Investment Option                                        Investment Option
LMPVET ClearBridge Variable Dividend Strategy             Vanguard VIF Small Company Growth Investment
   Investment Option                                        Option
LMPVET ClearBridge Variable Large Cap Growth
   Investment Option

(a) This Investment Option invests in two or more share classes within the underlying portfolio, fund or series of the Trusts.

B. The following Investment Options had no net assets as of December 31, 2018:

BHFTI JPMorgan Core Bond Investment Option             PIMCO VIT Long-Term U.S. Government Investment
BHFTI T. Rowe Price Mid Cap Growth Investment            Option
   Option                                              Vanguard VIF Diversified Value Investment Option
BHFTII Loomis Sayles Small Cap Core Investment         Vanguard VIF Equity Index Investment Option
   Option                                              Vanguard VIF Mid-Cap Index Investment Option
LMPVET ClearBridge Variable Appreciation               Vanguard VIF Short-Term Investment-Grade
   Investment Option                                     Investment Option
MFS(R) VIT Global Equity Investment Option             Vanguard VIF Total Stock Market Index Investment
                                                         Option

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES


The following Investment Option ceased operations during the year ended December 31, 2018:

BHFTII MFS(R) Value II Investment Option

The operations of the Investment Options were affected by the following changes that occurred during the year ended December 31, 2018:

NAME CHANGE:

Former Name                                          New Name

Putnam VT Multi-Cap Growth Fund                      Putnam VT Sustainable Leaders Fund

MERGER:

Former Portfolio                                        New Portfolio

BHFTII MFS(R) Value II Portfolio                        BHFTII MFS(R) Value Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946, INVESTMENT COMPANIES.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
An Investment Option's investment in shares of a portfolio, fund or series of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment Options. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Investment Option invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


PREMIUM PAYMENTS
The Company deducts a sales charge for certain Policies and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, the Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. This federal income tax charge is imposed in connection with certain Policies to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as premium payments received from policy owners on the statements of changes in net assets of the applicable Investment Options and are credited as accumulation units.

NET TRANSFERS
Assets transferred by the policy owner into or out of Investment Options within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Options.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statements of operations of the applicable Investment Options:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2018:

     -------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                              0.05% - 0.45%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy. The range of the effective rate disclosed above excludes any waivers granted to certain Investment Options.

Policy charges are assessed on a monthly basis through the redemption of units. These charges generally include: cost of insurance ("COI") charges, administrative expense charges, a policy fee, sales expense charge, and charges for benefits provided by rider, if any. The COI charge is the primary charge under the policy for the death benefit provided by the Company which may vary by policy based on underwriting criteria. An administrative charge of $5 is assessed monthly. These charges are paid to the Company and are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Investment Options.

BHFTI and BHFTII currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS

                                                                        AS OF DECEMBER 31, 2018
                                                                    -------------------------------

                                                                       SHARES           COST ($)
                                                                    -------------    --------------
     AB VPS Global Thematic Growth Investment Option..............            205             5,041
     AB VPS Intermediate Bond Investment Option...................            541             5,812
     AB VPS International Value Investment Option.................            317             4,722
     American Century VP Capital Appreciation Investment Option...        661,979         9,800,324
     American Century VP Ultra Investment Option..................            466             7,047
     American Funds(R) Bond Investment Option.....................          2,247            24,151
     American Funds(R) Global Growth Investment Option............        108,380         2,906,162
     American Funds(R) Global Small Capitalization
        Investment Option.........................................            119             2,310
     American Funds(R) Growth Investment Option...................        654,772        45,109,087
     American Funds(R) Growth-Income Investment Option............        593,122        26,346,915
     American Funds(R) High-Income Bond Investment Option.........            898             9,275
     American Funds(R) International Investment Option............      1,659,821        31,910,076
     American Funds(R) New World Investment Option................        428,835         9,089,496
     American Funds(R) U.S. Government/AAA-Rated Securities
        Investment Option.........................................          3,681            44,800
     BHFTI BlackRock High Yield Investment Option.................      3,873,105        30,294,738
     BHFTI Brighthouse Asset Allocation 100 Investment Option.....         78,504           990,126
     BHFTI Brighthouse Small Cap Value Investment Option..........        201,008         3,021,572
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
        Investment Option.........................................      1,771,498        17,394,103
     BHFTI Brighthouse/Eaton Vance Floating Rate
        Investment Option.........................................        584,845         6,020,662
     BHFTI Brighthouse/Wellington Large Cap Research
        Investment Option.........................................         69,837           923,000
     BHFTI Clarion Global Real Estate Investment Option...........      2,780,017        32,495,472
     BHFTI ClearBridge Aggressive Growth Investment Option........      1,182,512        18,515,067
     BHFTI Harris Oakmark International Investment Option.........      2,117,920        31,120,491
     BHFTI Invesco Small Cap Growth Investment Option.............      1,160,367        18,374,270
     BHFTI Loomis Sayles Global Markets Investment Option.........        378,237         6,061,845
     BHFTI MFS(R) Research International Investment Option........        254,777         2,756,525
     BHFTI Morgan Stanley Mid Cap Growth Investment Option........        102,485         1,524,504
     BHFTI Oppenheimer Global Equity Investment Option............         45,663         1,001,068
     BHFTI PIMCO Inflation Protected Bond Investment Option.......      3,929,340        38,849,589
     BHFTI T. Rowe Price Large Cap Value Investment Option........        106,856         3,278,155
     BHFTI Victory Sycamore Mid Cap Value Investment Option.......         50,597           938,093
     BHFTII Baillie Gifford International Stock Investment Option.          7,171            74,755
     BHFTII BlackRock Bond Income Investment Option...............        209,282        22,475,226
     BHFTII BlackRock Capital Appreciation Investment Option......         51,848         2,358,664
     BHFTII BlackRock Ultra-Short Term Bond Investment Option.....        612,056        61,442,255
     BHFTII Brighthouse Asset Allocation 20 Investment Option.....        159,777         1,740,940
     BHFTII Brighthouse Asset Allocation 40 Investment Option.....         94,859         1,099,502
     BHFTII Brighthouse Asset Allocation 60 Investment Option.....        215,567         2,617,763
     BHFTII Brighthouse Asset Allocation 80 Investment Option.....         19,172           251,607
     BHFTII Brighthouse/Wellington Balanced Investment Option.....        105,063         2,042,475
     BHFTII Brighthouse/Wellington Core Equity Opportunities
        Investment Option.........................................         35,728         1,057,948
     BHFTII Frontier Mid Cap Growth Investment Option.............         57,573         1,952,822
     BHFTII Jennison Growth Investment Option.....................      3,549,276        52,312,356
     BHFTII MetLife Aggregate Bond Index Investment Option........        854,974         9,075,913
     BHFTII MetLife Mid Cap Stock Index Investment Option.........      1,845,504        33,421,896
     BHFTII MetLife MSCI EAFE(R) Index Investment Option..........      1,146,294        14,956,601
     BHFTII MetLife Russell 2000(R) Index Investment Option.......      1,330,517        25,103,538
     BHFTII MetLife Stock Index Investment Option.................        344,077        13,788,027

                                                                           FOR THE YEAR ENDED
                                                                            DECEMBER 31, 2018
                                                                    --------------------------------
                                                                        COST OF          PROCEEDS
                                                                     PURCHASES ($)    FROM SALES ($)
                                                                    --------------    --------------
     AB VPS Global Thematic Growth Investment Option..............          1,803              2,027
     AB VPS Intermediate Bond Investment Option...................          5,279            111,740
     AB VPS International Value Investment Option.................          2,598              9,763
     American Century VP Capital Appreciation Investment Option...      1,913,012          1,492,954
     American Century VP Ultra Investment Option..................          3,091              1,568
     American Funds(R) Bond Investment Option.....................          6,408             12,417
     American Funds(R) Global Growth Investment Option............        740,821          8,176,412
     American Funds(R) Global Small Capitalization
        Investment Option.........................................            211                 49
     American Funds(R) Growth Investment Option...................     23,691,017         39,693,972
     American Funds(R) Growth-Income Investment Option............      6,627,472          3,615,039
     American Funds(R) High-Income Bond Investment Option.........          4,092                454
     American Funds(R) International Investment Option............     12,861,096         10,056,281
     American Funds(R) New World Investment Option................      1,645,293            907,658
     American Funds(R) U.S. Government/AAA-Rated Securities
        Investment Option.........................................         11,807             52,179
     BHFTI BlackRock High Yield Investment Option.................      7,630,838          6,575,600
     BHFTI Brighthouse Asset Allocation 100 Investment Option.....        483,150            232,120
     BHFTI Brighthouse Small Cap Value Investment Option..........        453,963            348,790
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
        Investment Option.........................................      4,138,924          1,695,665
     BHFTI Brighthouse/Eaton Vance Floating Rate
        Investment Option.........................................      3,740,962          4,496,462
     BHFTI Brighthouse/Wellington Large Cap Research
        Investment Option.........................................        341,476            183,125
     BHFTI Clarion Global Real Estate Investment Option...........      9,263,936         13,893,730
     BHFTI ClearBridge Aggressive Growth Investment Option........      4,464,017          4,111,051
     BHFTI Harris Oakmark International Investment Option.........     11,645,085         10,572,248
     BHFTI Invesco Small Cap Growth Investment Option.............      5,146,052          2,056,920
     BHFTI Loomis Sayles Global Markets Investment Option.........      4,204,280          7,740,425
     BHFTI MFS(R) Research International Investment Option........        613,971            875,176
     BHFTI Morgan Stanley Mid Cap Growth Investment Option........        405,494            136,924
     BHFTI Oppenheimer Global Equity Investment Option............        365,296            235,919
     BHFTI PIMCO Inflation Protected Bond Investment Option.......     23,403,460         16,800,311
     BHFTI T. Rowe Price Large Cap Value Investment Option........      1,032,800            782,515
     BHFTI Victory Sycamore Mid Cap Value Investment Option.......        391,873            545,921
     BHFTII Baillie Gifford International Stock Investment Option.          1,166              1,431
     BHFTII BlackRock Bond Income Investment Option...............      7,576,716          9,614,541
     BHFTII BlackRock Capital Appreciation Investment Option......      2,399,034            165,459
     BHFTII BlackRock Ultra-Short Term Bond Investment Option.....     16,822,933         12,180,209
     BHFTII Brighthouse Asset Allocation 20 Investment Option.....        343,405            193,857
     BHFTII Brighthouse Asset Allocation 40 Investment Option.....        346,600            117,586
     BHFTII Brighthouse Asset Allocation 60 Investment Option.....        559,316            409,314
     BHFTII Brighthouse Asset Allocation 80 Investment Option.....         58,880             80,232
     BHFTII Brighthouse/Wellington Balanced Investment Option.....        677,655            464,076
     BHFTII Brighthouse/Wellington Core Equity Opportunities
        Investment Option.........................................        132,013             80,427
     BHFTII Frontier Mid Cap Growth Investment Option.............      1,198,638          1,979,285
     BHFTII Jennison Growth Investment Option.....................     20,485,479          9,524,609
     BHFTII MetLife Aggregate Bond Index Investment Option........     18,520,137         17,445,878
     BHFTII MetLife Mid Cap Stock Index Investment Option.........      8,254,075          4,370,398
     BHFTII MetLife MSCI EAFE(R) Index Investment Option..........      4,394,240          8,346,138
     BHFTII MetLife Russell 2000(R) Index Investment Option.......     12,208,424         18,227,240
     BHFTII MetLife Stock Index Investment Option.................      2,585,025          4,385,147

(a)  Commenced April 28, 2017 and began transactions in 2018.
(b)  Commenced April 30, 2011 and began transactions in 2018.

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                                         FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2018             DECEMBER 31, 2018
                                                                 -------------------------------  --------------------------------
                                                                                                     COST OF           PROCEEDS
                                                                     SHARES           COST ($)    PURCHASES ($)     FROM SALES ($)
                                                                 --------------    -------------  -------------    ---------------
     BHFTII MFS(R) Total Return Investment Option..............         116,909       18,066,394      3,637,958         7,906,981
     BHFTII MFS(R) Value Investment Option.....................       4,183,033       63,053,352     20,556,971         6,567,316
     BHFTII Neuberger Berman Genesis Investment Option.........         127,469        2,765,002        999,659           656,961
     BHFTII T. Rowe Price Large Cap Growth Investment Option...          93,360        2,006,087        787,504           887,070
     BHFTII T. Rowe Price Small Cap Growth
        Investment Option (a)..................................           4,006           99,120        101,748             2,675
     BHFTII Western Asset Management Strategic Bond
        Opportunities Investment Option........................          22,964          306,212         72,756           121,889
     BHFTII Western Asset Management U.S. Government
        Investment Option......................................         338,765        4,046,006        738,763         2,341,653
     Delaware VIP Small Cap Value Investment Option............         647,882       24,390,921      6,426,749        10,449,007
     Dreyfus VIF Appreciation Investment Option................          14,595          603,748        528,133           763,168
     Dreyfus VIF International Value Investment Option.........             418            4,476          2,189         1,027,192
     Dreyfus VIF Opportunistic Small Cap Investment Option.....          24,489        1,169,227        770,791           828,679
     Fidelity(R) VIP Contrafund Investment Option..............         810,064       24,741,357      6,439,986         6,705,212
     Fidelity(R) VIP Equity-Income Investment Option...........          34,434          829,156         57,439            11,252
     Fidelity(R) VIP Freedom 2010 Investment Option............          18,509          240,831        521,152           536,543
     Fidelity(R) VIP Freedom 2015 Investment Option............          48,776          629,427        443,869           505,782
     Fidelity(R) VIP Freedom 2020 Investment Option............         173,204        2,190,517        309,079           514,118
     Fidelity(R) VIP Freedom 2025 Investment Option............         161,761        2,221,528      1,800,406         1,395,462
     Fidelity(R) VIP Freedom 2030 Investment Option............         231,685        3,071,376      1,020,142         1,048,223
     Fidelity(R) VIP Government Money Market Investment
        Option.................................................      46,870,978       46,870,978     52,522,460        47,941,356
     Fidelity(R) VIP Growth & Income Investment Option.........           1,335           24,952          7,732             4,275
     Fidelity(R) VIP High Income Investment Option.............          26,914          153,987         12,518             4,281
     Fidelity(R) VIP Index 500 Investment Option...............         440,476       88,634,153     22,695,475        67,661,204
     Fidelity(R) VIP Investment Grade Bond Investment Option...       2,666,464       33,612,864     13,456,315        21,685,561
     Fidelity(R) VIP Mid Cap Investment Option.................         171,453        5,589,630      1,812,655         2,873,500
     Fidelity(R) VIP Overseas Investment Option................          93,184        1,774,873        597,906           262,426
     FTVIPT Franklin Mutual Global Discovery VIP
        Investment Option......................................          13,918          269,277        243,875            25,586
     FTVIPT Franklin Small-Mid Cap Growth VIP
        Investment Option......................................          90,399        1,680,151        342,521           501,494
     FTVIPT Templeton Developing Markets VIP
        Investment Option......................................         110,995        1,012,255        520,089           457,498
     FTVIPT Templeton Foreign VIP Investment Option............         952,962       13,756,803      3,907,044         3,171,637
     FTVIPT Templeton Global Bond VIP Investment Option........       1,179,810       21,162,641      6,655,862        13,148,439
     Invesco V.I. Comstock Investment Option...................          46,565          885,309         98,431            11,054
     Invesco V.I. Government Securities Investment Option (b)..              67              751            773                22
     Invesco V.I. International Growth Investment Option.......         481,569       16,281,745      4,970,408        18,400,885
     Janus Henderson Enterprise Investment Option..............         501,413       28,510,152      8,112,782         4,772,697
     Janus Henderson Global Research Investment Option.........           8,532          307,985         62,966           356,791
     Janus Henderson Global Technology Investment Option.......       1,232,020       11,296,735      3,493,986         1,632,965
     Janus Henderson Mid Cap Value Investment Option...........         648,429       10,228,297      2,186,031         2,306,918
     Janus Henderson Overseas Investment Option................         282,910        9,132,922      1,607,855         1,389,216
     LMPVET ClearBridge Variable Aggressive Growth
        Investment Option......................................          40,228          963,611        241,860           464,437
     LMPVET ClearBridge Variable Dividend Strategy
        Investment Option......................................          44,417          776,202        416,294           181,438
     LMPVET ClearBridge Variable Large Cap Growth
        Investment Option......................................          36,930          837,441        280,835           708,051
     LMPVET ClearBridge Variable Large Cap Value
        Investment Option......................................         210,129        4,063,732      1,603,123           647,263

(a)  Commenced April 28, 2017 and began transactions in 2018.
(b)  Commenced April 30, 2011 and began transactions in 2018.

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2018               DECEMBER 31, 2018
                                                                  ------------------------------    -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------    --------------   --------------
     LMPVIT Western Asset Variable Global High Yield Bond
       Investment Option........................................        876,721        6,480,605        4,275,278         9,335,772
     MFS(R) VIT II High Yield Investment Option.................         33,050          190,219           13,157            16,903
     MFS(R) VIT New Discovery Investment Option.................         25,441          447,568           78,404            19,790
     Morgan Stanley VIF Emerging Markets Debt
       Investment Option........................................        352,006        2,752,743        1,459,090         5,325,039
     Morgan Stanley VIF Emerging Markets Equity
       Investment Option........................................        689,731       10,662,615        7,728,843        17,994,537
     Oppenheimer VA Main Street Small Cap
       Investment Option........................................         62,986        1,551,560          444,065           572,706
     PIMCO VIT All Asset Investment Option......................          2,281           24,212            2,126            20,532
     PIMCO VIT CommodityRealReturn(R) Strategy
       Investment Option........................................        972,505        7,418,308        3,694,277         5,189,492
     PIMCO VIT Low Duration Investment Option...................        974,534       10,106,120        2,122,719        19,533,026
     PIMCO VIT Total Return Investment Option...................      1,613,064       17,494,831       11,836,385        20,525,984
     Pioneer VCT Mid Cap Value Investment Option................         46,216          913,135           86,933           114,622
     Putnam VT International Value Investment Option............         90,079        1,041,453        1,100,827            51,441
     Putnam VT Sustainable Leaders Investment Option............          3,269          115,933           60,241            85,556
     Royce Micro-Cap Investment Option..........................         64,809          694,872          172,020           113,692
     Royce Small-Cap Investment Option..........................        959,247        8,876,113        1,181,887         1,822,490
     TAP 1919 Variable Socially Responsive Balanced
       Investment Option........................................          1,759           48,582           54,250           152,270
     Vanguard VIF Small Company Growth Investment Option........         10,119          212,963           63,374            26,212

(a)  Commenced April 28, 2017 and began transactions in 2018.
(b)  Commenced April 30, 2011 and began transactions in 2018.

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
        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:



                                  AB VPS GLOBAL THEMATIC GROWTH     AB VPS INTERMEDIATE BOND       AB VPS INTERNATIONAL VALUE
                                        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017            2018            2017
                                 --------------   -------------  -------------   --------------  --------------  --------------

Units beginning of year........           3,070           7,625         66,362           70,135           4,965          20,007
Units issued and transferred
   from other funding options..             893           2,472          3,012            4,041           1,022           4,440
Units redeemed and transferred
   to other funding options....           (981)         (7,027)       (66,127)          (7,814)         (3,928)        (19,482)
                                 --------------   -------------  -------------   --------------  --------------  --------------
Units end of year..............           2,982           3,070          3,247           66,362           2,059           4,965
                                 ==============   =============  =============   ==============  ==============  ==============


                                       AMERICAN CENTURY VP
                                      CAPITAL APPRECIATION          AMERICAN CENTURY VP ULTRA        AMERICAN FUNDS(R) BOND
                                        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017            2018            2017
                                 --------------  --------------  -------------   --------------  --------------  --------------

Units beginning of year........       3,606,898       3,403,655          2,717           18,697          12,742          16,631
Units issued and transferred
   from other funding options..         661,447         583,746            798            1,693           2,511           3,777
Units redeemed and transferred
   to other funding options....       (539,495)       (380,503)          (545)         (17,673)         (5,344)         (7,666)
                                 --------------  --------------  -------------   --------------  --------------  --------------
Units end of year..............       3,728,850       3,606,898          2,970            2,717           9,909          12,742
                                 ==============  ==============  =============   ==============  ==============  ==============

                                                                     AMERICAN FUNDS(R) GLOBAL
                                 AMERICAN FUNDS(R) GLOBAL GROWTH       SMALL CAPITALIZATION         AMERICAN FUNDS(R) GROWTH
                                        INVESTMENT OPTION                INVESTMENT OPTION              INVESTMENT OPTION
                                 -------------------------------  -----------------------------  ------------------------------
                                      2018            2017            2018             2017           2018            2017
                                 --------------  --------------   -------------   -------------  --------------  --------------

Units beginning of year........       2,547,058       2,306,785             483             462      18,178,555      19,648,435
Units issued and transferred
   from other funding options..         130,177         550,537              13              29       5,082,927       1,824,143
Units redeemed and transferred
   to other funding options....     (1,935,900)       (310,264)             (8)             (8)    (10,550,501)     (3,294,023)
                                 --------------  --------------   -------------   -------------  --------------  --------------
Units end of year..............         741,335       2,547,058             488             483      12,710,981      18,178,555
                                 ==============  ==============   =============   =============  ==============  ==============


                                                                         AMERICAN FUNDS(R)
                                 AMERICAN FUNDS(R) GROWTH-INCOME         HIGH-INCOME BOND         AMERICAN FUNDS(R) INTERNATIONAL
                                        INVESTMENT OPTION                INVESTMENT OPTION               INVESTMENT OPTION
                                 -------------------------------  ------------------------------  -------------------------------
                                      2018            2017             2018            2017           2018             2017
                                 --------------  --------------   --------------   -------------  -------------   --------------

Units beginning of year........       8,157,702       7,036,003            1,618          15,152      7,452,734        7,268,137
Units issued and transferred
   from other funding options..       1,294,906       1,843,770            1,085           1,450      2,554,216        1,926,279
Units redeemed and transferred
   to other funding options....     (1,059,691)       (722,071)            (134)        (14,984)    (2,349,933)      (1,741,682)
                                 --------------  --------------   --------------   -------------  -------------   --------------
Units end of year..............       8,392,917       8,157,702            2,569           1,618      7,657,017        7,452,734
                                 ==============  ==============   ==============   =============  =============   ==============

                                                                        AMERICAN FUNDS(R)
                                                                    U.S. GOVERNMENT/AAA-RATED
                                   AMERICAN FUNDS(R) NEW WORLD             SECURITIES              BHFTI BLACKROCK HIGH YIELD
                                        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  -----------------------------
                                      2018            2017            2018            2017           2018             2017
                                 --------------  --------------  --------------   -------------  -------------   -------------

Units beginning of year........       2,247,517       2,286,243          36,454          37,597      8,070,682       9,091,408
Units issued and transferred
   from other funding options..         320,660         521,551           4,805          15,421      1,748,332       1,088,192
Units redeemed and transferred
   to other funding options....       (223,114)       (560,277)        (22,731)        (16,564)    (1,837,239)     (2,108,918)
                                 --------------  --------------  --------------   -------------  -------------   -------------
Units end of year..............       2,345,063       2,247,517          18,528          36,454      7,981,775       8,070,682
                                 ==============  ==============  ==============   =============  =============   =============



                                        BHFTI BRIGHTHOUSE              BHFTI BRIGHTHOUSE          BHFTI BRIGHTHOUSE/ABERDEEN
                                      ASSET ALLOCATION 100              SMALL CAP VALUE             EMERGING MARKETS EQUITY
                                        INVESTMENT OPTION              INVESTMENT OPTION               INVESTMENT OPTION
                                 -----------------------------  ------------------------------  ------------------------------
                                     2018             2017           2018            2017            2018            2017
                                 -------------   -------------  --------------  --------------  --------------  --------------

Units beginning of year........        343,543         139,803         775,951       1,262,409       7,456,925       7,350,730
Units issued and transferred
   from other funding options..        190,102         499,421          70,596         454,939       1,782,495       1,123,768
Units redeemed and transferred
   to other funding options....      (100,260)       (295,681)        (92,085)       (941,397)       (754,630)     (1,017,573)
                                 -------------   -------------  --------------  --------------  --------------  --------------
Units end of year..............        433,385         343,543         754,462         775,951       8,484,790       7,456,925
                                 =============   =============  ==============  ==============  ==============  ==============

                                       BHFTI BRIGHTHOUSE/         BHFTI BRIGHTHOUSE/WELLINGTON            BHFTI CLARION
                                    EATON VANCE FLOATING RATE          LARGE CAP RESEARCH              GLOBAL REAL ESTATE
                                        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018          2017 (A)          2018            2017            2018            2017
                                 --------------  --------------  --------------   -------------  -------------   --------------

Units beginning of year........       5,081,814              --         517,761         556,502     10,254,553       11,632,473
Units issued and transferred
   from other funding options..       2,631,922       5,100,855         117,500          71,576      1,926,455        2,189,573
Units redeemed and transferred
   to other funding options....     (3,341,632)        (19,041)        (97,487)       (110,317)    (3,572,621)      (3,567,493)
                                 --------------  --------------  --------------   -------------  -------------   --------------
Units end of year..............       4,372,104       5,081,814         537,774         517,761      8,608,387       10,254,553
                                 ==============  ==============  ==============   =============  =============   ==============


                                        BHFTI CLEARBRIDGE             BHFTI HARRIS OAKMARK                BHFTI INVESCO
                                        AGGRESSIVE GROWTH                 INTERNATIONAL                 SMALL CAP GROWTH
                                        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017            2018            2017
                                 --------------  --------------  --------------  --------------  --------------   -------------

Units beginning of year........       8,240,422       8,269,187      13,700,455      13,801,402       3,944,278       3,171,179
Units issued and transferred
   from other funding options..       1,193,988       1,325,261       4,382,021       2,130,214         846,684       1,977,337
Units redeemed and transferred
   to other funding options....     (1,597,854)     (1,354,026)     (4,577,901)     (2,231,161)       (559,427)     (1,204,238)
                                 --------------  --------------  --------------  --------------  --------------   -------------
Units end of year..............       7,836,556       8,240,422      13,504,575      13,700,455       4,231,535       3,944,278
                                 ==============  ==============  ==============  ==============  ==============   =============


(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 28, 2017 and began transactions in 2018.
(c) Commenced April 30, 2011 and began transactions in 2018.

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                       BHFTI LOOMIS SAYLES               BHFTI MFS(R)               BHFTI MORGAN STANLEY
                                         GLOBAL MARKETS             RESEARCH INTERNATIONAL             MID CAP GROWTH
                                        INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                 -----------------------------  -----------------------------  -----------------------------
                                      2018            2017           2018            2017           2018            2017
                                 -------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........      3,390,376       3,507,785      1,681,507       1,535,078        556,702         590,700
Units issued and transferred
   from other funding options..      1,202,502         581,616        400,072         416,301          7,136         544,322
Units redeemed and transferred
   to other funding options....    (2,500,481)       (699,025)      (556,600)       (269,872)       (33,799)       (578,320)
                                 -------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............      2,092,397       3,390,376      1,524,979       1,681,507        530,039         556,702
                                 =============   =============  =============   =============  =============   =============


                                        BHFTI OPPENHEIMER                  BHFTI PIMCO                 BHFTI T. ROWE PRICE
                                          GLOBAL EQUITY             INFLATION PROTECTED BOND             LARGE CAP VALUE
                                        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017            2018            2017
                                  -------------   -------------   -------------   -------------   -------------   -------------

Units beginning of year........         366,013         265,520      17,577,428      18,934,741       1,304,795       2,742,192
Units issued and transferred
   from other funding options..          88,318         131,493      12,911,543      12,974,169         309,672         201,469
Units redeemed and transferred
   to other funding options....        (84,635)        (31,000)     (9,620,656)    (14,331,482)       (356,267)     (1,638,866)
                                  -------------   -------------   -------------   -------------   -------------   -------------
Units end of year..............         369,696         366,013      20,868,315      17,577,428       1,258,200       1,304,795
                                  =============   =============   =============   =============   =============   =============

                                     BHFTI VICTORY SYCAMORE          BHFTII BAILLIE GIFFORD             BHFTII BLACKROCK
                                          MID CAP VALUE                INTERNATIONAL STOCK                 BOND INCOME
                                        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  ------------------------------
                                     2018             2017            2018            2017            2018            2017
                                 -------------   --------------  --------------   -------------  --------------  --------------

Units beginning of year........        619,107        1,676,000          43,123          44,311      12,283,432      13,680,008
Units issued and transferred
   from other funding options..        151,072          298,887              37             284       3,625,194       2,267,696
Units redeemed and transferred
   to other funding options....      (316,619)      (1,355,780)           (568)         (1,472)     (4,998,955)     (3,664,272)
                                 -------------   --------------  --------------   -------------  --------------  --------------
Units end of year..............        453,560          619,107          42,592          43,123      10,909,671      12,283,432
                                 =============   ==============  ==============   =============  ==============  ==============


                                        BHFTII BLACKROCK                BHFTII BLACKROCK               BHFTII BRIGHTHOUSE
                                      CAPITAL APPRECIATION            ULTRA-SHORT TERM BOND            ASSET ALLOCATION 20
                                        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  -------------------------------
                                      2018            2017            2018            2017            2018             2017
                                 --------------  --------------  --------------  --------------  --------------   --------------

Units beginning of year........         116,217         148,696      44,410,453      61,664,494         900,658          219,572
Units issued and transferred
   from other funding options..       1,280,855          31,106      13,195,992      23,755,824         165,007          700,793
Units redeemed and transferred
   to other funding options....       (100,778)        (63,585)     (9,995,319)    (41,009,865)       (109,364)         (19,707)
                                 --------------  --------------  --------------  --------------  --------------   --------------
Units end of year..............       1,296,294         116,217      47,611,126      44,410,453         956,301          900,658
                                 ==============  ==============  ==============  ==============  ==============   ==============

                                       BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE
                                       ASSET ALLOCATION 40             ASSET ALLOCATION 60             ASSET ALLOCATION 80
                                        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017            2018            2017
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........         453,118         168,394       1,226,413       1,095,276         133,174         193,790
Units issued and transferred
   from other funding options..         156,786         316,760         196,471         330,579          23,520          33,593
Units redeemed and transferred
   to other funding options....        (59,546)        (32,036)       (191,685)       (199,442)        (39,916)        (94,209)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............         550,358         453,118       1,231,199       1,226,413         116,778         133,174
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                   BHFTII BRIGHTHOUSE/WELLINGTON    BHFTII BRIGHTHOUSE/WELLINGTON          BHFTII FRONTIER
                                             BALANCED                 CORE EQUITY OPPORTUNITIES            MID CAP GROWTH
                                         INVESTMENT OPTION                INVESTMENT OPTION               INVESTMENT OPTION
                                 -------------------------------  -------------------------------  -------------------------------
                                      2018             2017            2018             2017            2018             2017
                                 --------------   --------------  --------------   --------------  --------------   --------------

Units beginning of year........         858,756          787,417         127,674          139,757       1,951,129        2,178,407
Units issued and transferred
   from other funding options..         221,778          247,168           6,186            6,713         552,028          120,262
Units redeemed and transferred
   to other funding options....       (206,032)        (175,829)         (9,058)         (18,796)     (1,126,939)        (347,540)
                                 --------------   --------------  --------------   --------------  --------------   --------------
Units end of year..............         874,502          858,756         124,802          127,674       1,376,218        1,951,129
                                 ==============   ==============  ==============   ==============  ==============   ==============

                                                                        BHFTII METLIFE                 BHFTII METLIFE
                                     BHFTII JENNISON GROWTH          AGGREGATE BOND INDEX            MID CAP STOCK INDEX
                                        INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                 -----------------------------  -----------------------------  -----------------------------
                                      2018            2017           2018            2017           2018            2017
                                 -------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........     13,196,435      13,174,410      3,635,751       3,710,568      7,274,531       6,975,660
Units issued and transferred
   from other funding options..      3,401,667       3,760,040      8,192,401       6,147,536      1,246,100       1,336,132
Units redeemed and transferred
   to other funding options....    (2,572,539)     (3,738,015)    (7,846,808)     (6,222,353)    (1,114,577)     (1,037,261)
                                 -------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............     14,025,563      13,196,435      3,981,344       3,635,751      7,406,054       7,274,531
                                 =============   =============  =============   =============  =============   =============


                                        BHFTII METLIFE                 BHFTII METLIFE
                                      MSCI EAFE(R) INDEX            RUSSELL 2000(R) INDEX       BHFTII METLIFE STOCK INDEX
                                       INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                 -----------------------------  -----------------------------  -----------------------------
                                     2018            2017           2018            2017           2018            2017
                                 -------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........      9,251,354       7,461,074     10,565,498      11,796,746      5,379,437       6,200,054
Units issued and transferred
   from other funding options..      2,009,910       2,741,054      3,201,750       1,834,528        396,100         364,963
Units redeemed and transferred
   to other funding options....    (4,125,829)       (950,774)    (5,730,877)     (3,065,776)    (1,203,250)     (1,185,580)
                                 -------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............      7,135,435       9,251,354      8,036,371      10,565,498      4,572,287       5,379,437
                                 =============   =============  =============   =============  =============   =============


(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 28, 2017 and began transactions in 2018.
(c) Commenced April 30, 2011 and began transactions in 2018.

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:




                                                                                                     BHFTII NEUBERGER BERMAN
                                   BHFTII MFS(R) TOTAL RETURN          BHFTII MFS(R) VALUE                   GENESIS
                                        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017            2018            2017
                                 --------------  --------------  --------------  --------------  --------------   -------------

Units beginning of year........       8,427,633       7,817,590      14,507,074      14,271,933         786,346           1,620
Units issued and transferred
   from other funding options..         748,813       2,729,008       4,611,392       1,634,274         339,224       1,002,116
Units redeemed and transferred
   to other funding options....     (2,731,449)     (2,118,965)     (1,907,075)     (1,399,133)       (336,591)       (217,390)
                                 --------------  --------------  --------------  --------------  --------------   -------------
Units end of year..............       6,444,997       8,427,633      17,211,391      14,507,074         788,979         786,346
                                 ==============  ==============  ==============  ==============  ==============   =============


                                                                      BHFTII
                                                                   T. ROWE PRICE        BHFTII WESTERN ASSET
                                      BHFTII T. ROWE PRICE           SMALL CAP        MANAGEMENT STRATEGIC BOND
                                        LARGE CAP GROWTH              GROWTH                OPPORTUNITIES
                                        INVESTMENT OPTION        INVESTMENT OPTION        INVESTMENT OPTION
                                 ------------------------------  -----------------  -----------------------------
                                      2018            2017           2018 (b)           2018            2017
                                 --------------  --------------    -------------    -------------   -------------

Units beginning of year........         878,085       1,121,610               --          125,193         154,900
Units issued and transferred
   from other funding options..         152,454         266,086           16,723           19,143          21,732
Units redeemed and transferred
   to other funding options....       (328,416)       (509,611)            (414)         (41,811)        (51,439)
                                 --------------  --------------    -------------    -------------   -------------
Units end of year..............         702,123         878,085           16,309          102,525         125,193
                                 ==============  ==============    =============    =============   =============

                                      BHFTII WESTERN ASSET
                                   MANAGEMENT U.S. GOVERNMENT      DELAWARE VIP SMALL CAP VALUE       DREYFUS VIF APPRECIATION
                                        INVESTMENT OPTION                INVESTMENT OPTION                INVESTMENT OPTION
                                 -------------------------------  -------------------------------  -------------------------------
                                      2018             2017            2018             2017            2018             2017
                                 --------------   --------------  --------------   --------------  --------------   --------------

Units beginning of year........       2,769,982        3,402,602       4,826,863        5,784,654         339,057          346,726
Units issued and transferred
   from other funding options..         330,667          555,748         686,662        1,596,695         169,501           90,841
Units redeemed and transferred
   to other funding options....     (1,182,008)      (1,188,368)     (1,636,201)      (2,554,486)       (288,920)         (98,510)
                                 --------------   --------------  --------------   --------------  --------------   --------------
Units end of year..............       1,918,641        2,769,982       3,877,324        4,826,863         219,638          339,057
                                 ==============   ==============  ==============   ==============  ==============   ==============


                                                                     DREYFUS VIF OPPORTUNISTIC
                                 DREYFUS VIF INTERNATIONAL VALUE             SMALL CAP               FIDELITY(R) VIP CONTRAFUND
                                        INVESTMENT OPTION                INVESTMENT OPTION                INVESTMENT OPTION
                                 -------------------------------  -------------------------------  -------------------------------
                                      2018             2017            2018             2017            2018             2017
                                 --------------   --------------  --------------   --------------  --------------   --------------

Units beginning of year........         602,874          630,678         664,271          736,057       8,729,881        8,190,938
Units issued and transferred
   from other funding options..           1,254           38,690         219,372          114,381       1,254,227        2,948,475
Units redeemed and transferred
   to other funding options....       (601,167)         (66,494)       (353,733)        (186,167)     (2,046,236)      (2,409,532)
                                 --------------   --------------  --------------   --------------  --------------   --------------
Units end of year..............           2,961          602,874         529,910          664,271       7,937,872        8,729,881
                                 ==============   ==============  ==============   ==============  ==============   ==============

                                  FIDELITY(R) VIP EQUITY-INCOME     FIDELITY(R) VIP FREEDOM 2010    FIDELITY(R) VIP FREEDOM 2015
                                        INVESTMENT OPTION                 INVESTMENT OPTION               INVESTMENT OPTION
                                 -------------------------------  -------------------------------  -------------------------------
                                      2018             2017            2018             2017            2018             2017
                                 --------------   --------------  ---------------  --------------  --------------   --------------

Units beginning of year........         100,240          105,870          130,584         188,751         339,858          375,031
Units issued and transferred
   from other funding options..             719              481          250,384         262,509         206,147           88,688
Units redeemed and transferred
   to other funding options....         (1,287)          (6,111)        (266,955)       (320,676)       (258,180)        (123,861)
                                 --------------   --------------  ---------------  --------------  --------------   --------------
Units end of year..............          99,672          100,240          114,013         130,584         287,825          339,858
                                 ==============   ==============  ===============  ==============  ==============   ==============


                                   FIDELITY(R) VIP FREEDOM 2020    FIDELITY(R) VIP FREEDOM 2025      FIDELITY(R) VIP FREEDOM 2030
                                         INVESTMENT OPTION               INVESTMENT OPTION                 INVESTMENT OPTION
                                 -------------------------------  -------------------------------  --------------------------------
                                      2018             2017            2018             2017             2018            2017
                                 ---------------  --------------  --------------   --------------  ---------------  ---------------

Units beginning of year........        1,176,295       1,282,623         826,463          747,967        1,428,704        1,090,289
Units issued and transferred
   from other funding options..          119,658         221,212         754,241          273,724          391,741          592,722
Units redeemed and transferred
   to other funding options....        (263,020)       (327,540)       (623,624)        (195,228)        (463,012)        (254,307)
                                 ---------------  --------------  --------------   --------------  ---------------  ---------------
Units end of year..............        1,032,933       1,176,295         957,080          826,463        1,357,433        1,428,704
                                 ===============  ==============  ==============   ==============  ===============  ===============


(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 28, 2017 and began transactions in 2018.
(c) Commenced April 30, 2011 and began transactions in 2018.

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                    FIDELITY(R) VIP GOVERNMENT
                                           MONEY MARKET           FIDELITY(R) VIP GROWTH & INCOME    FIDELITY(R) VIP HIGH INCOME
                                         INVESTMENT OPTION               INVESTMENT OPTION                INVESTMENT OPTION
                                 -------------------------------  -------------------------------  -------------------------------
                                      2018             2017            2018            2017             2018             2017
                                 ---------------  --------------  --------------  ---------------  --------------   --------------

Units beginning of year........       35,496,587      43,251,059          10,611            8,360          40,729           45,976
Units issued and transferred
   from other funding options..       44,452,494      21,178,002           2,551            2,562           1,402            2,442
Units redeemed and transferred
   to other funding options....     (41,191,497)    (28,932,474)         (1,771)            (311)         (1,193)          (7,689)
                                 ---------------  --------------  --------------  ---------------  --------------   --------------
Units end of year..............       38,757,584      35,496,587          11,391           10,611          40,938           40,729
                                 ===============  ==============  ==============  ===============  ==============   ==============


                                                                     FIDELITY(R) VIP INVESTMENT
                                     FIDELITY(R) VIP INDEX 500               GRADE BOND                FIDELITY(R) VIP MID CAP
                                         INVESTMENT OPTION                INVESTMENT OPTION               INVESTMENT OPTION
                                 -------------------------------  -------------------------------  -------------------------------
                                      2018             2017             2018            2017            2018            2017
                                 --------------   --------------   --------------  --------------  --------------   --------------

Units beginning of year........      41,943,077       44,420,490       24,311,365      23,279,554       1,497,783        1,668,309
Units issued and transferred
   from other funding options..       6,043,678        5,111,500        7,653,736      13,993,844         246,587          156,082
Units redeemed and transferred
   to other funding options....    (18,240,072)      (7,588,913)     (13,041,608)    (12,962,033)       (573,912)        (326,608)
                                 --------------   --------------   --------------  --------------  --------------   --------------
Units end of year..............      29,746,683       41,943,077       18,923,493      24,311,365       1,170,458        1,497,783
                                 ==============   ==============   ==============  ==============  ==============   ==============

                                                                         FTVIPT FRANKLIN                 FTVIPT FRANKLIN
                                    FIDELITY(R) VIP OVERSEAS       MUTUAL GLOBAL DISCOVERY VIP      SMALL-MID CAP GROWTH VIP
                                        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017            2018            2017
                                 --------------  --------------  --------------  --------------  --------------   -------------

Units beginning of year........         827,070         923,378          16,002          10,813         916,859       1,085,702
Units issued and transferred
   from other funding options..         273,234         153,939          77,480          20,930         130,447         198,399
Units redeemed and transferred
   to other funding options....       (122,682)       (250,247)         (8,153)        (15,741)       (292,421)       (367,242)
                                 --------------  --------------  --------------  --------------  --------------   -------------
Units end of year..............         977,622         827,070          85,329          16,002         754,885         916,859
                                 ==============  ==============  ==============  ==============  ==============   =============


                                        FTVIPT TEMPLETON                                               FTVIPT TEMPLETON
                                     DEVELOPING MARKETS VIP       FTVIPT TEMPLETON FOREIGN VIP          GLOBAL BOND VIP
                                        INVESTMENT OPTION               INVESTMENT OPTION              INVESTMENT OPTION
                                 ------------------------------  ------------------------------  -----------------------------
                                      2018            2017            2018            2017           2018             2017
                                 --------------  --------------   -------------   -------------  -------------   -------------

Units beginning of year........         257,223         247,483       6,222,650       5,978,946     10,906,756       9,149,275
Units issued and transferred
   from other funding options..         126,786         109,390       1,693,320         984,243      2,805,132       5,287,739
Units redeemed and transferred
   to other funding options....       (114,466)        (99,650)     (1,474,730)       (740,539)    (5,429,372)     (3,530,258)
                                 --------------  --------------   -------------   -------------  -------------   -------------
Units end of year..............         269,543         257,223       6,441,240       6,222,650      8,282,516      10,906,756
                                 ==============  ==============   =============   =============  =============   =============

                                                                     INVESCO V.I.
                                                                      GOVERNMENT         INVESCO V.I. INTERNATIONAL
                                       INVESCO V.I. COMSTOCK          SECURITIES                   GROWTH
                                         INVESTMENT OPTION         INVESTMENT OPTION          INVESTMENT OPTION
                                 --------------------------------  -----------------  -------------------------------
                                      2018             2017            2018 (c)            2018             2017
                                 ---------------  ---------------  -----------------  --------------   --------------

Units beginning of year........          243,404          246,438               --        13,646,519       14,379,111
Units issued and transferred
   from other funding options..               20              137              529         2,005,451        2,214,577
Units redeemed and transferred
   to other funding options....          (2,612)          (3,171)             (15)       (7,906,802)      (2,947,169)
                                 ---------------  ---------------  -----------------  --------------   --------------
Units end of year..............          240,812          243,404              514         7,745,168       13,646,519
                                 ===============  ===============  =================  ==============   ==============



                                          JANUS HENDERSON                   JANUS HENDERSON                   JANUS HENDERSON
                                            ENTERPRISE                      GLOBAL RESEARCH                  GLOBAL TECHNOLOGY
                                         INVESTMENT OPTION                 INVESTMENT OPTION                 INVESTMENT OPTION
                                 --------------------------------  --------------------------------  -------------------------------
                                      2018             2017             2018             2017             2018             2017
                                 ---------------  ---------------  ---------------  ---------------  ---------------  --------------

Units beginning of year........        2,580,081        2,833,049          586,254          605,458        5,846,412       5,068,225
Units issued and transferred
   from other funding options..          531,003          441,481           46,186           70,875        1,230,953       2,114,308
Units redeemed and transferred
   to other funding options....        (394,932)        (694,449)        (286,260)         (90,079)        (718,210)     (1,336,121)
                                 ---------------  ---------------  ---------------  ---------------  ---------------  --------------
Units end of year..............        2,716,152        2,580,081          346,180          586,254        6,359,155       5,846,412
                                 ===============  ===============  ===============  ===============  ===============  ==============


(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 28, 2017 and began transactions in 2018.
(c) Commenced April 30, 2011 and began transactions in 2018.

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                         JANUS HENDERSON                                             LMPVET CLEARBRIDGE
                                          MID CAP VALUE            JANUS HENDERSON OVERSEAS      VARIABLE AGGRESSIVE GROWTH
                                        INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                 -----------------------------  -----------------------------  -----------------------------
                                      2018            2017           2018            2017           2018            2017
                                 -------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........      2,929,815       3,054,765      1,269,263       1,192,162        357,780         410,328
Units issued and transferred
   from other funding options..        294,804         761,687        231,151         215,016         44,764         100,812
Units redeemed and transferred
   to other funding options....      (598,184)       (886,637)      (203,445)       (137,915)      (123,300)       (153,360)
                                 -------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............      2,626,435       2,929,815      1,296,969       1,269,263        279,244         357,780
                                 =============   =============  =============   =============  =============   =============


                                      LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE
                                  VARIABLE DIVIDEND STRATEGY       VARIABLE LARGE CAP GROWTH     VARIABLE LARGE CAP VALUE
                                       INVESTMENT OPTION               INVESTMENT OPTION             INVESTMENT OPTION
                                 -----------------------------  -----------------------------  -----------------------------
                                     2018            2017            2018           2017           2018            2017
                                 -------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........        213,094         200,098        515,739         594,412      1,121,425       1,172,551
Units issued and transferred
   from other funding options..        115,438          75,106         93,752         110,682        399,448         189,988
Units redeemed and transferred
   to other funding options....       (59,322)        (62,110)      (257,444)       (189,355)      (209,239)       (241,114)
                                 -------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............        269,210         213,094        352,047         515,739      1,311,634       1,121,425
                                 =============   =============  =============   =============  =============   =============

                                      LMPVIT WESTERN ASSET
                                 VARIABLE GLOBAL HIGH YIELD BOND     MFS(R) VIT II HIGH YIELD        MFS(R) VIT NEW DISCOVERY
                                        INVESTMENT OPTION                INVESTMENT OPTION               INVESTMENT OPTION
                                 -------------------------------  ------------------------------  ------------------------------
                                      2018            2017             2018            2017            2018            2017
                                 --------------   -------------   -------------   --------------  --------------  --------------

Units beginning of year........       5,580,307       5,748,540          79,463           78,285         185,672         189,552
Units issued and transferred
   from other funding options..       1,982,009         432,535           1,253            7,205           4,702             754
Units redeemed and transferred
   to other funding options....     (4,609,874)       (600,768)         (6,759)          (6,027)         (6,849)         (4,634)
                                 --------------   -------------   -------------   --------------  --------------  --------------
Units end of year..............       2,952,442       5,580,307          73,957           79,463         183,525         185,672
                                 ==============   =============   =============   ==============  ==============  ==============


                                       MORGAN STANLEY VIF              MORGAN STANLEY VIF                OPPENHEIMER VA
                                      EMERGING MARKETS DEBT          EMERGING MARKETS EQUITY          MAIN STREET SMALL CAP
                                        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017            2018            2017
                                 --------------  --------------  -------------   --------------  --------------  --------------

Units beginning of year........       1,838,107       1,187,052      9,053,423        8,841,113         394,458         364,026
Units issued and transferred
   from other funding options..         372,481         898,601      3,285,596        1,076,614          54,868          99,914
Units redeemed and transferred
   to other funding options....     (1,485,282)       (247,546)    (7,419,781)        (864,304)       (124,954)        (69,482)
                                 --------------  --------------  -------------   --------------  --------------  --------------
Units end of year..............         725,306       1,838,107      4,919,238        9,053,423         324,372         394,458
                                 ==============  ==============  =============   ==============  ==============  ==============

                                                                           PIMCO VIT
                                      PIMCO VIT ALL ASSET       COMMODITYREALRETURN(R) STRATEGY      PIMCO VIT LOW DURATION
                                       INVESTMENT OPTION               INVESTMENT OPTION                INVESTMENT OPTION
                                 -----------------------------  -------------------------------  -----------------------------
                                     2018            2017            2018            2017             2018            2017
                                 -------------  --------------  --------------  --------------   --------------  -------------

Units beginning of year........         19,046          17,818       9,892,619       4,125,850       18,672,186     17,635,561
Units issued and transferred
   from other funding options..            672          19,152       4,283,211       6,342,994        1,272,615      8,234,537
Units redeemed and transferred
   to other funding options....        (9,278)        (17,924)     (6,120,898)       (576,225)     (13,331,806)    (7,197,912)
                                 -------------  --------------  --------------  --------------   --------------  -------------
Units end of year..............         10,440          19,046       8,054,932       9,892,619        6,612,995     18,672,186
                                 =============  ==============  ==============  ==============   ==============  =============



                                    PIMCO VIT TOTAL RETURN         PIONEER VCT MID CAP VALUE     PUTNAM VT INTERNATIONAL VALUE
                                       INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 -----------------------------  ------------------------------  ------------------------------
                                     2018            2017            2018            2017            2018            2017
                                 -------------   -------------  --------------  --------------  --------------  --------------

Units beginning of year........     11,436,752      12,593,913         299,141         325,619              52             669
Units issued and transferred
   from other funding options..      5,398,769       3,601,524           5,104         120,106         431,523             182
Units redeemed and transferred
   to other funding options....    (9,496,763)     (4,758,685)        (37,007)       (146,584)        (22,825)           (799)
                                 -------------   -------------  --------------  --------------  --------------  --------------
Units end of year..............      7,338,758      11,436,752         267,238         299,141         408,750              52
                                 =============   =============  ==============  ==============  ==============  ==============


                                  PUTNAM VT SUSTAINABLE LEADERS           ROYCE MICRO-CAP                  ROYCE SMALL-CAP
                                        INVESTMENT OPTION                INVESTMENT OPTION                INVESTMENT OPTION
                                 -------------------------------  ------------------------------  -------------------------------
                                      2018             2017            2018            2017            2018             2017
                                 --------------   --------------  --------------  --------------   -------------   --------------

Units beginning of year........          67,961           39,997         289,934         303,942       3,585,013        3,500,911
Units issued and transferred
   from other funding options..          18,447           54,295          64,035          51,676         385,451          692,053
Units redeemed and transferred
   to other funding options....        (36,731)         (26,331)        (53,635)        (65,684)       (714,494)        (607,951)
                                 --------------   --------------  --------------  --------------   -------------   --------------
Units end of year..............          49,677           67,961         300,334         289,934       3,255,970        3,585,013
                                 ==============   ==============  ==============  ==============   =============   ==============


                                        TAP 1919 VARIABLE                 VANGUARD VIF
                                  SOCIALLY RESPONSIVE BALANCED        SMALL COMPANY GROWTH
                                        INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------
                                      2018            2017            2018            2017
                                 --------------  --------------  --------------   -------------

Units beginning of year........          74,820          53,048          54,180          73,321
Units issued and transferred
   from other funding options..          26,067          25,863          10,017          12,085
Units redeemed and transferred
   to other funding options....        (76,915)         (4,091)         (6,354)        (31,226)
                                 --------------  --------------  --------------   -------------
Units end of year..............          23,972          74,820          57,843          54,180
                                 ==============  ==============  ==============   =============


(a) For the period April 28, 2017 to December 31, 2017.
(b) Commenced April 28, 2017 and began transactions in 2018.
(c) Commenced April 30, 2011 and began transactions in 2018.

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable life products which have unique combinations of features and fees, some of which directly affect the unit values of the Investment Options. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Policies, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2018:

                                                            AS OF DECEMBER 31
                                              --------------------------------------------
                                                               UNIT VALUE
                                                                LOWEST TO          NET
                                                  UNITS        HIGHEST ($)     ASSETS ($)
                                              ------------  ----------------  ------------
  AB VPS Global Thematic                2018         2,982              1.81         5,403
     Growth Investment Option           2017         3,070              2.02         6,191
                                        2016         7,625              1.48        11,306
                                        2015         5,862              1.50         8,786
                                        2014         3,091              1.46         4,522

  AB VPS Intermediate Bond              2018         3,247              1.70         5,519
     Investment Option                  2017        66,362              1.72       113,855
                                        2016        70,135              1.66       116,473
                                        2015         4,960              1.59         7,882
                                        2014         4,011              1.59         6,386

  AB VPS International Value            2018         2,059              1.90         3,916
     Investment Option                  2017         4,965              2.47        12,253
                                        2016        20,007              1.97        39,447
                                        2015        17,098              1.99        33,950
                                        2014        12,554              1.94        24,345

  American Century VP Capital           2018     3,728,850       2.50 - 2.52     9,380,224
     Appreciation Investment            2017     3,606,898       2.64 - 2.66     9,585,313
     Option (Commenced 4/28/2014)       2016     3,403,655       2.17 - 2.19     7,437,949
                                        2015     3,848,816       2.11 - 2.12     8,160,383
                                        2014     3,449,546       2.07 - 2.08     7,185,964

  American Century VP Ultra             2018         2,970              2.73         8,100
     Investment Option                  2017         2,717              2.71         7,368
                                        2016        18,697              2.06        38,424
                                        2015        17,871              1.97        35,234
                                        2014        16,271              1.86        30,246

  American Funds(R) Bond                2018         9,909              2.34        23,225
     Investment Option                  2017        12,742              2.37        30,142
                                        2016        16,631              2.29        38,026
                                        2015        14,493              2.23        32,253
                                        2014        10,754              2.22        23,916

  American Funds(R) Global              2018       741,335       3.71 - 3.74     2,763,674
     Growth Investment Option           2017     2,547,058       4.09 - 4.12    10,488,841
                                        2016     2,306,785       3.12 - 3.14     7,238,894
                                        2015     2,900,670       3.11 - 3.13     9,066,661
                                        2014     2,790,555       2.88 - 2.93     8,172,497

  American Funds(R) Global Small        2018           488              5.14         2,511
     Capitalization Investment Option   2017           483              5.76         2,783
                                        2016           462              4.58         2,118
                                        2015           436              4.50         1,961
                                        2014           414              4.50         1,860

                                                       FOR THE YEAR ENDED DECEMBER 31
                                              -------------------------------------------------
                                              INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                 INCOME          LOWEST TO         LOWEST TO
                                                RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                              -------------  ----------------  ----------------
  AB VPS Global Thematic                2018         --                0.20            (10.16)
     Growth Investment Option           2017       0.19                0.20              36.03
                                        2016         --                0.20             (1.07)
                                        2015         --                0.20               2.44
                                        2014         --                0.20               4.60

  AB VPS Intermediate Bond              2018       0.30                0.20             (0.92)
     Investment Option                  2017       3.27                0.20               3.31
                                        2016       0.79                0.20               4.50
                                        2015       3.73                0.20             (0.19)
                                        2014       3.70                0.20               6.27

  AB VPS International Value            2018       1.13                0.20            (22.94)
     Investment Option                  2017       1.30                0.20              25.17
                                        2016       1.40                0.20             (0.70)
                                        2015       2.74                0.20               2.39
                                        2014       4.02                0.20             (6.40)

  American Century VP Capital           2018         --         0.15 - 0.20    (5.39) - (5.34)
     Appreciation Investment            2017         --         0.15 - 0.20      21.55 - 21.61
     Option (Commenced 4/28/2014)       2016         --         0.15 - 0.20        3.02 - 3.07
                                        2015         --         0.15 - 0.20        1.73 - 1.78
                                        2014         --         0.15 - 0.20      11.50 - 11.53

  American Century VP Ultra             2018       0.24                0.20               0.56
     Investment Option                  2017       1.03                0.20              31.96
                                        2016       0.32                0.20               4.24
                                        2015       0.41                0.20               6.06
                                        2014       0.35                0.20               9.78

  American Funds(R) Bond                2018       2.34                0.20             (0.91)
     Investment Option                  2017       1.79                0.20               3.46
                                        2016       1.75                0.20               2.74
                                        2015       1.84                0.20               0.07
                                        2014       2.18                0.20               5.07

  American Funds(R) Global              2018       0.40         0.20 - 0.25    (9.27) - (9.23)
     Growth Investment Option           2017       0.73         0.20 - 0.25      31.14 - 31.21
                                        2016       0.89         0.20 - 0.25        0.37 - 0.42
                                        2015       1.06         0.20 - 0.25        6.67 - 6.72
                                        2014       1.16         0.20 - 0.35        1.96 - 2.11

  American Funds(R) Global Small        2018       0.08                0.20            (10.73)
     Capitalization Investment Option   2017       0.43                0.20              25.64
                                        2016       0.27                0.20               1.89
                                        2015         --                0.20               0.07
                                        2014       0.13                0.20               1.92

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                              AS OF DECEMBER 31
                                               ---------------------------------------------
                                                                 UNIT VALUE
                                                                  LOWEST TO          NET
                                                    UNITS        HIGHEST ($)     ASSETS ($)
                                               -------------  ----------------  ------------
  American Funds(R) Growth               2018     12,710,981       3.48 - 3.60    45,493,518
     Investment Option                   2017     18,178,555       3.50 - 3.62    65,317,120
                                         2016     19,648,435       2.74 - 2.82    55,135,891
                                         2015     23,664,037       2.51 - 2.58    60,768,489
                                         2014     24,682,851       2.36 - 2.42    59,432,168

  American Funds(R)                      2018      8,392,917       3.15 - 3.20    26,631,141
     Growth-Income Investment            2017      8,157,702       3.21 - 3.26    26,388,669
     Option                              2016      7,036,003       2.63 - 2.67    18,608,233
                                         2015      7,263,377       2.36 - 2.39    17,257,509
                                         2014      9,290,700       2.33 - 2.36    21,756,450

  American Funds(R) High-Income          2018          2,569              3.21         8,245
     Bond Investment Option              2017          1,618              3.29         5,329
                                         2016         15,152              3.09        46,782
                                         2015         14,447              2.63        37,975
                                         2014         13,174              2.84        37,432

  American Funds(R)                      2018      7,657,017       3.66 - 3.87    29,212,817
     International Investment Option     2017      7,452,734       4.23 - 4.45    32,730,386
                                         2016      7,268,137       3.21 - 3.37    24,163,125
                                         2015      8,262,676       3.11 - 3.26    26,583,346
                                         2014      8,193,688       3.27 - 3.42    27,667,068

  American Funds(R) New World            2018      2,345,063       3.73 - 3.84     8,915,460
     Investment Option                   2017      2,247,517       4.35 - 4.48     9,958,022
                                         2016      2,286,243       3.37 - 3.43     7,832,850
                                         2015      2,778,908       3.21 - 3.27     9,045,100
                                         2014      2,635,476       3.32 - 3.38     8,880,510

  American Funds(R) U.S.                 2018         18,528              2.35        43,533
     Government/AAA-Rated                2017         36,454              2.34        85,199
     Securities Investment Option        2016         37,597              2.31        86,669
                                         2015         31,082              2.28        70,951
                                         2014         23,515              2.25        52,945

  BHFTI BlackRock High Yield             2018      7,981,775       3.43 - 3.72    28,079,997
     Investment Option                   2017      8,070,682       3.52 - 3.83    29,191,919
                                         2016      9,091,408       3.26 - 3.55    30,607,675
                                         2015      8,307,022       2.85 - 3.11    24,567,007
                                         2014      8,652,410       2.96 - 3.23    26,721,712

  BHFTI Brighthouse Asset                2018        433,385              2.06       894,146
     Allocation 100 Investment Option    2017        343,543              2.30       789,690
                                         2016        139,803              1.87       261,933
                                         2015        228,898              1.72       394,316
                                         2014        290,388       1.75 - 1.76       511,515

  BHFTI Brighthouse Small Cap            2018        754,462       3.46 - 3.67     2,691,473
     Value Investment Option             2017        775,951       4.09 - 4.34     3,268,101
                                         2016      1,262,409       3.67 - 3.90     4,805,543
                                         2015      1,485,989       2.80 - 2.97     4,328,722
                                         2014      2,051,590       2.96 - 3.15     6,361,863



                                                         FOR THE YEAR ENDED DECEMBER 31
                                               --------------------------------------------------
                                               INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                  INCOME          LOWEST TO          LOWEST TO
                                                 RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                               -------------  ----------------  -----------------
  American Funds(R) Growth               2018       0.40         0.15 - 0.35      (0.60) - (0.40)
     Investment Option                   2017       0.51         0.15 - 0.35        27.84 - 28.10
                                         2016       0.74         0.15 - 0.35          9.10 - 9.32
                                         2015       0.61         0.15 - 0.35          6.48 - 6.70
                                         2014       0.78         0.15 - 0.35          8.13 - 8.35

  American Funds(R)                      2018       1.47         0.10 - 0.20      (1.98) - (1.89)
     Growth-Income Investment            2017       1.52         0.10 - 0.20        22.14 - 22.26
     Option                              2016       1.52         0.10 - 0.20        11.30 - 11.41
                                         2015       1.26         0.10 - 0.20          1.25 - 1.35
                                         2014       1.34         0.10 - 0.20        10.41 - 10.52

  American Funds(R) High-Income          2018       6.80                0.20               (2.54)
     Bond Investment Option              2017       2.04                0.20                 6.68
                                         2016       6.35                0.20                17.46
                                         2015       5.95                0.20               (7.48)
                                         2014       5.93                0.20                 0.43

  American Funds(R)                      2018       1.70         0.10 - 0.35    (13.44) - (13.22)
     International Investment Option     2017       1.32         0.10 - 0.35        31.68 - 32.01
                                         2016       1.39         0.10 - 0.35          3.17 - 3.43
                                         2015       1.53         0.10 - 0.35      (4.86) - (4.62)
                                         2014       1.44         0.10 - 0.35      (2.99) - (2.75)

  American Funds(R) New World            2018       0.87         0.10 - 0.25    (14.25) - (14.12)
     Investment Option                   2017       0.97         0.10 - 0.25        29.12 - 29.31
                                         2016       0.75         0.15 - 0.25          4.99 - 5.10
                                         2015       0.59         0.15 - 0.25      (3.39) - (3.29)
                                         2014       1.07         0.15 - 0.25      (8.10) - (8.01)

  American Funds(R) U.S.                 2018       1.53                0.20                 0.53
     Government/AAA-Rated                2017       1.29                0.20                 1.39
     Securities Investment Option        2016       1.40                0.20                 0.98
                                         2015       1.58                0.20                 1.39
                                         2014       1.19                0.20                 4.81

  BHFTI BlackRock High Yield             2018       5.07       (0.01) - 0.14      (2.72) - (2.57)
     Investment Option                   2017       5.65       (0.01) - 0.14          7.92 - 8.08
                                         2016       6.87       (0.01) - 0.14        14.10 - 14.28
                                         2015       9.10       (0.01) - 0.14      (3.87) - (3.73)
                                         2014       6.35       (0.01) - 0.14          3.27 - 3.42

  BHFTI Brighthouse Asset                2018       0.99                0.20              (10.24)
     Allocation 100 Investment Option    2017       1.14                0.20                22.69
                                         2016       2.25                0.20                 8.76
                                         2015       1.26                0.20               (2.20)
                                         2014       0.55         0.20 - 0.25          4.83 - 4.88

  BHFTI Brighthouse Small Cap            2018       1.03         0.10 - 0.25    (15.45) - (15.32)
     Value Investment Option             2017       0.86         0.10 - 0.25        11.42 - 11.59
                                         2016       1.06         0.15 - 0.25        30.93 - 31.06
                                         2015       0.09         0.15 - 0.25      (5.64) - (5.55)
                                         2014       0.04         0.15 - 0.25          1.46 - 1.56



        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                           AS OF DECEMBER 31
                                            ---------------------------------------------
                                                              UNIT VALUE
                                                               LOWEST TO          NET
                                                UNITS         HIGHEST ($)     ASSETS ($)
                                            -------------  ----------------  ------------
  BHFTI Brighthouse/Aberdeen          2018     8,484,790        1.72 - 2.66    16,900,065
     Emerging Markets Equity          2017     7,456,925        2.01 - 3.09    17,498,986
     Investment Option                2016     7,350,730        1.56 - 2.41    13,517,457
                                      2015     5,755,017        1.40 - 2.16     9,786,724
                                      2014     5,280,530        1.63 - 2.50    10,704,206

  BHFTI Brighthouse/Eaton Vance       2018     4,372,104               1.34     5,848,452
     Floating Rate Investment Option  2017     5,081,814               1.33     6,773,605
     (Commenced 4/28/2017)

  BHFTI                               2018       537,774               1.70       912,763
     Brighthouse/Wellington Large     2017       517,761               1.81       939,692
     Cap Research Investment Option   2016       556,502               1.49       829,995
                                      2015       500,594               1.38       690,797
                                      2014       561,996               1.32       743,967

  BHFTI Clarion Global Real           2018     8,608,387        3.05 - 4.04    29,801,752
     Estate Investment Option         2017    10,254,553        3.33 - 4.41    39,496,578
                                      2016    11,632,473        3.01 - 3.98    39,603,603
                                      2015    12,288,675        2.89 - 3.95    41,754,116
                                      2014    12,629,931        2.94 - 4.00    43,132,159

  BHFTI ClearBridge                   2018     7,836,556        1.41 - 2.56    19,227,623
     Aggressive Growth Investment     2017     8,240,422        1.51 - 2.75    21,378,415
     Option (Commenced 4/28/2014)     2016     8,269,187        1.28 - 2.32    17,913,337
                                      2015     9,165,740        1.24 - 2.26    19,327,934
                                      2014     9,290,751        1.29 - 2.35    19,922,131

  BHFTI Harris Oakmark                2018    13,504,575        1.82 - 2.28    25,753,886
     International Investment Option  2017    13,700,455        2.39 - 2.99    34,101,370
                                      2016    13,801,402        1.83 - 2.29    26,383,984
                                      2015    13,187,872        1.70 - 2.12    23,442,748
                                      2014    10,711,014        1.78 - 2.22    20,120,462

  BHFTI Invesco Small Cap             2018     4,231,535        3.41 - 3.46    14,527,771
     Growth Investment Option         2017     3,944,278        3.75 - 3.80    14,867,339
                                      2016     3,171,179        2.99 - 3.02     9,520,009
                                      2015     3,399,528        2.68 - 2.71     9,151,543
                                      2014     1,899,304        2.73 - 2.74     5,184,179

  BHFTI Loomis Sayles Global          2018     2,092,397        2.84 - 2.86     5,976,126
     Markets Investment Option        2017     3,390,376        3.00 - 3.02    10,241,389
                                      2016     3,507,785        2.44 - 2.46     8,608,428
                                      2015     4,205,890        2.33 - 2.34     9,848,702
                                      2014     4,377,314        2.30 - 2.31    10,121,912

  BHFTI MFS(R) Research               2018     1,524,979               1.79     2,723,561
     International Investment Option  2017     1,681,507               2.08     3,498,832
                                      2016     1,535,078               1.63     2,497,412
                                      2015     1,582,945               1.64     2,603,227
                                      2014     1,550,706               1.68     2,601,447



                                                       FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  BHFTI Brighthouse/Aberdeen          2018       2.85         0.15 - 0.20    (14.09) - (14.05)
     Emerging Markets Equity          2017       1.26         0.15 - 0.25        28.27 - 28.40
     Investment Option                2016       1.12         0.15 - 0.25        11.55 - 11.66
                                      2015       2.11         0.15 - 0.25    (13.87) - (13.79)
                                      2014       0.49         0.15 - 0.25      (6.47) - (6.37)

  BHFTI Brighthouse/Eaton Vance       2018       3.58                0.20                 0.36
     Floating Rate Investment Option  2017         --                0.20                 2.37
     (Commenced 4/28/2017)

  BHFTI                               2018       0.88                0.20               (6.48)
     Brighthouse/Wellington Large     2017       0.94                0.20                21.69
     Cap Research Investment Option   2016       2.20                0.20                 8.08
                                      2015       0.84                0.20                 4.24
                                      2014       0.75                0.20                13.40

  BHFTI Clarion Global Real           2018       5.89         0.10 - 0.25      (8.59) - (8.45)
     Estate Investment Option         2017       3.77         0.10 - 0.25        10.70 - 10.86
                                      2016       2.29         0.10 - 0.25          0.90 - 1.05
                                      2015       4.07         0.10 - 0.35      (1.57) - (1.33)
                                      2014       1.42         0.10 - 0.35        13.28 - 13.56

  BHFTI ClearBridge                   2018       0.80         0.15 - 0.20      (7.00) - (6.95)
     Aggressive Growth Investment     2017       0.96         0.15 - 0.20        18.46 - 18.52
     Option (Commenced 4/28/2014)     2016       0.67         0.15 - 0.20          2.78 - 2.83
                                      2015       0.40         0.15 - 0.25      (4.05) - (3.95)
                                      2014         --         0.15 - 0.35        13.48 - 13.63

  BHFTI Harris Oakmark                2018       1.87         0.15 - 0.20    (23.89) - (23.85)
     International Investment Option  2017       1.85         0.15 - 0.25        30.46 - 30.59
                                      2016       2.42         0.15 - 0.25          8.16 - 8.26
                                      2015       3.23         0.15 - 0.25      (4.55) - (4.45)
                                      2014       2.51         0.15 - 0.25      (5.76) - (5.66)

  BHFTI Invesco Small Cap             2018         --         0.10 - 0.20      (8.96) - (8.86)
     Growth Investment Option         2017         --         0.10 - 0.20        25.36 - 25.48
                                      2016         --         0.10 - 0.20        11.50 - 11.61
                                      2015       0.17         0.10 - 0.20      (1.62) - (1.52)
                                      2014         --         0.15 - 0.20          7.97 - 8.02

  BHFTI Loomis Sayles Global          2018       1.80         0.20 - 0.25      (5.44) - (5.39)
     Markets Investment Option        2017       1.66         0.20 - 0.25        23.02 - 23.09
                                      2016       1.87         0.20 - 0.25          4.76 - 4.82
                                      2015       1.82         0.20 - 0.25          1.22 - 1.27
                                      2014       2.40         0.20 - 0.25          3.50 - 3.55

  BHFTI MFS(R) Research               2018       1.99                0.20              (14.17)
     International Investment Option  2017       1.63                0.20                27.90
                                      2016       1.99                0.20               (1.07)
                                      2015       2.70                0.20               (1.97)
                                      2014       2.18                0.20               (7.13)



        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                              AS OF DECEMBER 31
                                               ---------------------------------------------
                                                                 UNIT VALUE
                                                                  LOWEST TO          NET
                                                   UNITS         HIGHEST ($)     ASSETS ($)
                                               -------------  ----------------  ------------
  BHFTI Morgan Stanley Mid               2018       530,039        3.53 - 3.59     1,903,114
     Cap Growth Investment Option        2017       556,702        3.21 - 3.26     1,812,467
                                         2016       590,700        2.27 - 2.31     1,362,014
                                         2015       693,671        2.50 - 2.52     1,744,879
                                         2014     2,131,961        2.61 - 2.65     5,620,952

  BHFTI Oppenheimer Global               2018       369,696        2.49 - 2.51       928,303
     Equity Investment Option            2017       366,013        2.88 - 2.90     1,060,275
                                         2016       265,520        2.11 - 2.12       563,711
                                         2015       458,345        2.11 - 2.12       972,768
                                         2014       429,013               2.05       877,807

  BHFTI PIMCO Inflation                  2018    20,868,315        1.79 - 1.82    37,603,759
     Protected Bond Investment Option    2017    17,577,428        1.84 - 1.86    32,409,280
                                         2016    18,934,741        1.77 - 1.80    33,651,038
                                         2015    13,918,024        1.66 - 1.71    23,540,876
                                         2014    15,316,442        1.71 - 1.76    26,748,360

  BHFTI T. Rowe Price Large              2018     1,258,200        2.39 - 3.02     3,033,708
     Cap Value Investment Option         2017     1,304,795        2.64 - 3.33     3,469,490
                                         2016     2,742,192        2.26 - 2.85     6,247,102
                                         2015     2,861,624        1.95 - 2.46     5,632,994
                                         2014     3,099,400        2.03 - 2.56     6,340,543

  BHFTI Victory Sycamore Mid             2018       453,560               1.69       765,010
     Cap Value Investment Option         2017       619,107        1.87 - 1.88     1,164,489
                                         2016     1,676,000        1.69 - 1.72     2,885,331
                                         2015     2,518,142        1.47 - 1.49     3,751,328
                                         2014     2,378,339        1.62 - 1.64     3,902,859

  BHFTII Baillie Gifford                 2018        42,592               1.86        79,017
     International Stock Investment      2017        43,123               2.24        96,594
     Option                              2016        44,311               1.66        73,588
                                         2015        45,123               1.58        71,256
                                         2014        45,291               1.61        73,104

  BHFTII BlackRock Bond                  2018    10,909,671               1.97    21,543,494
     Income Investment Option            2017    12,283,432               1.99    24,392,224
                                         2016    13,680,008               1.91    26,146,774
                                         2015    13,157,892               1.86    24,436,251
                                         2014    12,182,050               1.85    22,535,486

  BHFTII BlackRock Capital               2018     1,296,294               1.55     2,013,247
     Appreciation Investment Option      2017       116,217               1.52       176,575
                                         2016       148,696               1.14       169,026
                                         2015       234,371               1.14       266,721
                                         2014       369,117               1.07       396,039

  BHFTII BlackRock                       2018    47,611,126        1.30 - 1.33    62,172,631
     Ultra-Short Term Bond               2017    44,410,453        1.22 - 1.31    57,045,388
     Investment Option                   2016    61,664,494        1.17 - 1.30    78,203,823
                                         2015    75,222,026        1.17 - 1.30    95,876,673
                                         2014    80,160,023        1.17 - 1.30   102,364,163



                                                          FOR THE YEAR ENDED DECEMBER 31
                                               --------------------------------------------------
                                               INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                  INCOME          LOWEST TO          LOWEST TO
                                                 RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                               -------------  ----------------  -----------------
  BHFTI Morgan Stanley Mid               2018         --         0.10 - 0.20        10.19 - 10.30
     Cap Growth Investment Option        2017       0.35         0.10 - 0.20        40.08 - 40.22
                                         2016         --         0.15 - 0.25      (8.50) - (8.41)
                                         2015         --         0.15 - 0.20      (4.98) - (4.93)
                                         2014       0.06         0.15 - 0.25          1.03 - 1.13

  BHFTI Oppenheimer Global               2018       0.97         0.20 - 0.25    (13.36) - (13.32)
     Equity Investment Option            2017       0.81         0.20 - 0.25        36.39 - 36.46
                                         2016       0.84         0.20 - 0.25        (0.02) - 0.03
                                         2015       0.99         0.20 - 0.25          3.68 - 3.73
                                         2014       0.84                0.20                 1.94

  BHFTI PIMCO Inflation                  2018       1.85         0.10 - 0.20      (2.32) - (2.22)
     Protected Bond Investment Option    2017       1.83         0.10 - 0.20          3.60 - 3.70
                                         2016         --         0.10 - 0.20          4.96 - 5.06
                                         2015       5.17         0.10 - 0.35      (3.25) - (3.01)
                                         2014       1.77         0.10 - 0.35          2.82 - 3.07

  BHFTI T. Rowe Price Large              2018       1.76         0.20 - 0.25      (9.39) - (9.24)
     Cap Value Investment Option         2017       1.51         0.20 - 0.25        16.66 - 16.83
                                         2016       2.68         0.20 - 0.25        15.65 - 15.83
                                         2015       1.49         0.20 - 0.25      (3.83) - (3.68)
                                         2014       1.12         0.20 - 0.25        10.10 - 13.05

  BHFTI Victory Sycamore Mid             2018       0.53                0.20              (10.33)
     Cap Value Investment Option         2017       0.84         0.20 - 0.25          9.20 - 9.26
                                         2016       0.71         0.20 - 0.35        15.10 - 15.27
                                         2015       0.46         0.20 - 0.35      (9.30) - (9.16)
                                         2014       0.47         0.20 - 0.35          9.26 - 9.42

  BHFTII Baillie Gifford                 2018       1.17                0.20              (17.18)
     International Stock Investment      2017       1.21                0.20                34.88
     Option                              2016       1.62                0.20                 5.17
                                         2015       1.71                0.20               (2.17)
                                         2014       0.01                0.20               (3.30)

  BHFTII BlackRock Bond                  2018       3.20                0.20               (0.56)
     Income Investment Option            2017       2.95                0.20                 3.90
                                         2016       3.23                0.20                 2.92
                                         2015       3.63                0.20                 0.39
                                         2014       2.57                0.20                 6.87

  BHFTII BlackRock Capital               2018       0.14                0.20                 2.22
     Appreciation Investment Option      2017       0.11                0.20                33.66
                                         2016         --                0.20               (0.11)
                                         2015         --                0.20                 6.07
                                         2014       0.05                0.20                 8.68

  BHFTII BlackRock                       2018       1.01         0.20 - 0.25          1.55 - 1.60
     Ultra-Short Term Bond               2017       0.37         0.10 - 0.25          0.64 - 0.79
     Investment Option                   2016       0.08         0.10 - 0.35          0.00 - 0.25
                                         2015         --         0.10 - 0.35      (0.35) - (0.10)
                                         2014         --         0.10 - 0.35      (0.35) - (0.10)



        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                            --------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                UNITS        HIGHEST ($)     ASSETS ($)
                                            ------------  ----------------  ------------
  BHFTII Brighthouse Asset            2018       956,301              1.72     1,640,906
     Allocation 20 Investment Option  2017       900,658              1.77     1,590,054
                                      2016       219,572              1.65       363,235
                                      2015       308,978              1.59       489,966
                                      2014       237,970       1.59 - 1.60       380,346

  BHFTII Brighthouse Asset            2018       550,358              1.85     1,018,780
     Allocation 40 Investment Option  2017       453,118              1.94       879,154
                                      2016       168,394              1.76       295,888
                                      2015       205,311              1.66       340,735
                                      2014       212,451       1.67 - 1.68       357,122

  BHFTII Brighthouse Asset            2018     1,231,199              1.97     2,422,962
     Allocation 60 Investment Option  2017     1,226,413              2.10     2,576,170
                                      2016     1,095,276              1.83     2,009,316
                                      2015     2,855,199              1.72     4,900,266
                                      2014     3,667,036       1.73 - 1.74     6,387,148

  BHFTII Brighthouse Asset            2018       116,778              2.02       235,806
     Allocation 80 Investment Option  2017       133,174              2.20       293,242
                                      2016       193,790              1.85       358,817
                                      2015       204,831              1.72       351,412
                                      2014       204,585       1.74 - 1.75       357,760

  BHFTII Brighthouse/                 2018       874,502       2.13 - 2.31     1,872,198
     Wellington Balanced              2017       858,756       2.22 - 2.41     1,914,389
     Investment Option                2016       787,417       1.93 - 2.10     1,532,837
                                      2015       621,100       1.81 - 1.96     1,137,034
                                      2014       439,166       1.77 - 1.92       790,382

  BHFTII Brighthouse/                 2018       124,802              8.59     1,072,197
     Wellington Core                  2017       127,674              8.62     1,100,033
     Equity Opportunities             2016       139,757              7.25     1,013,330
     Investment Option
     (Commenced 4/29/2013 and
     began transactions in 2016)

  BHFTII Frontier Mid Cap             2018     1,376,218       1.33 - 2.05     1,825,622
     Growth Investment Option         2017     1,951,129       1.41 - 2.18     2,904,528
                                      2016     2,178,407       1.13 - 1.74     2,588,370
                                      2015     2,887,218       1.07 - 1.66     3,230,855
                                      2014     3,025,355       1.05 - 1.62     3,299,860

  BHFTII Jennison Growth              2018    14,025,563       3.63 - 3.72    51,464,465
     Investment Option                2017    13,196,435       3.62 - 3.71    48,346,437
                                      2016    13,174,410       2.64 - 2.70    35,191,839
                                      2015    14,571,526       2.65 - 2.70    38,939,716
                                      2014    15,031,099       2.40 - 2.44    36,318,921

  BHFTII MetLife Aggregate            2018     3,981,344       2.22 - 2.29     9,019,952
     Bond Index Investment Option     2017     3,635,751       2.23 - 2.29     8,263,051
                                      2016     3,710,568       2.18 - 2.22     8,176,495
                                      2015     3,532,216       2.14 - 2.17     7,623,948
                                      2014     3,220,816       2.14 - 2.17     6,941,913

                                                     FOR THE YEAR ENDED DECEMBER 31
                                            -------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                               INCOME          LOWEST TO         LOWEST TO
                                              RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                            -------------  ----------------  ----------------
  BHFTII Brighthouse Asset            2018      2.19                 0.20              (2.81)
     Allocation 20 Investment Option  2017      2.32                 0.20                6.72
                                      2016      3.12                 0.20                4.32
                                      2015      2.17                 0.20              (0.78)
                                      2014      0.25          0.20 - 0.25         4.21 - 4.26

  BHFTII Brighthouse Asset            2018      1.96                 0.20              (4.59)
     Allocation 40 Investment Option  2017      1.71                 0.20               10.42
                                      2016      3.56                 0.20                5.88
                                      2015      0.27                 0.20              (1.27)
                                      2014      1.15          0.20 - 0.25         4.66 - 4.72

  BHFTII Brighthouse Asset            2018      1.66                 0.20              (6.31)
     Allocation 60 Investment Option  2017      1.64                 0.20               14.50
                                      2016      3.74                 0.20                6.89
                                      2015      0.51                 0.20              (1.46)
                                      2014      2.00          0.20 - 0.25         4.79 - 4.84

  BHFTII Brighthouse Asset            2018      1.29                 0.20              (8.30)
     Allocation 80 Investment Option  2017      1.41                 0.20               18.92
                                      2016      2.54                 0.20                7.92
                                      2015      0.34                 0.20              (1.89)
                                      2014      0.62          0.20 - 0.25         4.96 - 5.02

  BHFTII Brighthouse/                 2018      1.76          0.20 - 0.25     (4.00) - (3.96)
     Wellington Balanced              2017      1.99          0.20 - 0.25       14.85 - 14.91
     Investment Option                2016      2.82          0.20 - 0.25         6.73 - 6.78
                                      2015      2.03          0.20 - 0.25         2.32 - 2.37
                                      2014      2.40          0.20 - 0.25       10.28 - 10.33

  BHFTII Brighthouse/                 2018      1.74                 0.20              (0.29)
     Wellington Core                  2017      1.54                 0.20               18.83
     Equity Opportunities             2016      1.46                 0.20                2.19
     Investment Option
     (Commenced 4/29/2013 and
     began transactions in 2016)

  BHFTII Frontier Mid Cap             2018        --          0.20 - 0.25     (6.00) - (5.95)
     Growth Investment Option         2017        --          0.20 - 0.25       24.82 - 24.89
                                      2016        --          0.20 - 0.25         5.03 - 5.08
                                      2015        --          0.20 - 0.25         2.52 - 2.57
                                      2014        --          0.20 - 0.25       10.78 - 10.83

  BHFTII Jennison Growth              2018      0.34          0.10 - 0.25         0.10 - 0.25
     Investment Option                2017      0.30          0.10 - 0.25       36.98 - 37.19
                                      2016      0.30          0.10 - 0.25       (0.08) - 0.07
                                      2015      0.28          0.10 - 0.25       10.51 - 10.67
                                      2014      0.26          0.10 - 0.25         8.78 - 8.95

  BHFTII MetLife Aggregate            2018      2.83          0.10 - 0.25     (0.43) - (0.28)
     Bond Index Investment Option     2017      2.31          0.10 - 0.25         3.00 - 3.16
                                      2016      2.49          0.10 - 0.20         2.14 - 2.25
                                      2015      2.54          0.10 - 0.20         0.05 - 0.15
                                      2014      1.77          0.10 - 0.20         5.60 - 5.70

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                          --------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                              UNITS        HIGHEST ($)     ASSETS ($)
                                          ------------  ----------------  ------------
  BHFTII MetLife Mid Cap            2018     7,406,054       3.95 - 4.10    30,118,601
     Stock Index Investment Option  2017     7,274,531       4.47 - 4.62    33,427,967
                                    2016     6,975,660       3.86 - 3.99    27,688,229
                                    2015     6,200,889       3.30 - 3.32    20,498,025
                                    2014     2,871,452       3.38 - 3.41     9,758,412

  BHFTII MetLife MSCI EAFE(R)       2018     7,135,435       1.92 - 1.98    13,938,913
     Index Investment Option        2017     9,251,354       2.26 - 2.30    21,051,332
                                    2016     7,461,074       1.81 - 1.84    13,623,391
                                    2015     5,892,112       1.79 - 1.82    10,633,761
                                    2014     4,310,421       1.81 - 1.84     7,881,181

  BHFTII MetLife Russell 2000(R)    2018     8,036,371       2.81 - 3.76    24,122,229
     Index Investment Option        2017    10,565,498       3.16 - 4.24    35,071,002
                                    2016    11,796,746       2.76 - 3.71    33,984,260
                                    2015    12,701,679       2.28 - 3.06    30,215,735
                                    2014    12,811,697       2.39 - 3.21    31,784,415

  BHFTII MetLife Stock Index        2018     4,572,287       3.53 - 3.56    16,257,587
     Investment Option              2017     5,379,437       3.71 - 3.74    20,093,005
                                    2016     6,200,054       3.06 - 3.08    19,091,012
                                    2015     6,690,905       2.75 - 2.77    18,481,370
                                    2014     7,270,628       2.72 - 2.74    19,889,847

  BHFTII MFS(R) Total Return        2018     6,444,997       2.43 - 2.88    17,724,437
     Investment Option              2017     8,427,633       2.58 - 3.06    24,836,481
                                    2016     7,817,590       2.30 - 2.74    20,556,652
                                    2015     8,269,354       2.11 - 2.52    20,062,579
                                    2014     8,767,622       2.12 - 2.53    21,309,323

  BHFTII MFS(R) Value Investment    2018    17,211,391       3.15 - 3.82    57,767,656
     Option                         2017    14,507,074       3.51 - 4.25    54,691,869
                                    2016    14,271,933       2.98 - 3.61    45,452,354
                                    2015    14,854,413       2.60 - 3.17    41,477,932
                                    2014    15,514,654       2.61 - 3.18    43,203,992

  BHFTII Neuberger Berman           2018       788,979              3.00     2,365,815
     Genesis Investment Option      2017       786,346              3.22     2,532,432
                                    2016         1,620              2.79         4,517
                                    2015        94,054              2.35       221,369
                                    2014       110,918              2.34       260,072

  BHFTII T. Rowe Price Large        2018       702,123              2.69     1,890,534
     Cap Growth Investment Option   2017       878,085              2.73     2,396,737
                                    2016     1,121,610              2.05     2,298,226
                                    2015     1,445,365              2.02     2,922,776
                                    2014     1,526,675              1.83     2,799,122

  BHFTII T. Rowe Price Small Cap    2018        16,309              5.21        85,050
     Growth Investment Option
     (Commenced 4/28/2017 and
     began transactions in 2018)



                                                    FOR THE YEAR ENDED DECEMBER 31
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                             INCOME          LOWEST TO          LOWEST TO
                                            RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                          -------------  ----------------  -----------------
  BHFTII MetLife Mid Cap            2018      1.23          0.15 - 0.35    (11.62) - (11.44)
     Stock Index Investment Option  2017      1.37          0.15 - 0.35        15.54 - 15.78
                                    2016      1.26          0.15 - 0.35        20.01 - 20.25
                                    2015      0.90          0.15 - 0.20      (2.55) - (2.50)
                                    2014      1.09          0.15 - 0.20          9.27 - 9.33

  BHFTII MetLife MSCI EAFE(R)       2018      3.30          0.10 - 0.25    (14.13) - (14.00)
     Index Investment Option        2017      2.62          0.10 - 0.20        24.65 - 24.78
                                    2016      2.67          0.10 - 0.20          1.14 - 1.24
                                    2015      3.27          0.10 - 0.20      (1.29) - (1.19)
                                    2014      1.90          0.10 - 0.20      (6.19) - (6.10)

  BHFTII MetLife Russell 2000(R)    2018      1.04          0.10 - 0.35    (11.28) - (11.06)
     Index Investment Option        2017      1.20          0.10 - 0.35        14.27 - 14.55
                                    2016      1.39          0.10 - 0.35        20.86 - 21.16
                                    2015      1.22          0.10 - 0.35      (4.61) - (4.37)
                                    2014      1.20          0.10 - 0.35          4.67 - 4.93

  BHFTII MetLife Stock Index        2018      1.76          0.18 - 0.23      (4.82) - (4.77)
     Investment Option              2017      1.75          0.18 - 0.23        21.26 - 21.32
                                    2016      2.01          0.18 - 0.23        11.42 - 11.47
                                    2015      1.72          0.18 - 0.23          0.93 - 0.98
                                    2014      1.77          0.18 - 0.23        13.10 - 13.16

  BHFTII MFS(R) Total Return        2018      2.06          0.10 - 0.25      (6.00) - (5.86)
     Investment Option              2017      2.46          0.10 - 0.25        11.94 - 12.11
                                    2016      2.72          0.10 - 0.25          8.70 - 8.87
                                    2015      2.40          0.10 - 0.25      (0.60) - (0.45)
                                    2014      1.99          0.10 - 0.25          8.15 - 8.31

  BHFTII MFS(R) Value Investment    2018      1.53          0.15 - 0.25    (10.28) - (10.19)
     Option                         2017      2.01          0.15 - 0.25        17.71 - 17.82
                                    2016      2.31          0.15 - 0.25        14.10 - 14.22
                                    2015      2.66          0.15 - 0.25      (0.40) - (0.30)
                                    2014      1.65          0.15 - 0.25        10.53 - 10.64

  BHFTII Neuberger Berman           2018      0.36                 0.20               (6.89)
     Genesis Investment Option      2017      0.45                 0.20                15.52
                                    2016      0.69                 0.20                18.45
                                    2015      0.45                 0.20                 0.38
                                    2014      0.33                 0.20               (0.19)

  BHFTII T. Rowe Price Large        2018      0.21                 0.20               (1.35)
     Cap Growth Investment Option   2017      0.08                 0.20                33.21
                                    2016        --                 0.20                 1.33
                                    2015        --                 0.20                10.29
                                    2014        --                 0.20                 8.61

  BHFTII T. Rowe Price Small Cap    2018      0.12                 0.20               (6.74)
     Growth Investment Option
     (Commenced 4/28/2017 and
     began transactions in 2018)



        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                            --------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                UNITS        HIGHEST ($)     ASSETS ($)
                                            ------------  ---------------  -------------
  BHFTII Western Asset                2018       102,525             2.84        291,174
     Management Strategic Bond        2017       125,193             2.96        370,328
     Opportunities Investment Option  2016       154,900             2.74        424,221
     (Commenced 4/27/2016)

  BHFTII Western Asset                2018     1,918,641             2.03      3,892,403
     Management U.S. Government       2017     2,769,982             2.01      5,568,386
     Investment Option                2016     3,402,602             1.97      6,713,665
                                      2015     4,106,805             1.95      8,004,441
                                      2014     4,756,151             1.94      9,221,973

  Delaware VIP Small Cap              2018     3,877,324      4.19 - 5.65     21,224,585
     Value Investment Option          2017     4,826,863      5.05 - 6.79     31,919,794
                                      2016     5,784,654      4.52 - 6.07     33,697,900
                                      2015     6,259,601      3.45 - 4.63     27,829,596
                                      2014     6,290,797      3.70 - 4.95     29,853,059

  Dreyfus VIF Appreciation            2018       219,638      2.33 - 2.42        523,069
     Investment Option                2017       339,057      2.51 - 2.60        870,538
                                      2016       346,726      1.97 - 2.05        697,171
                                      2015       379,865      1.83 - 1.90        709,965
                                      2014       416,877      1.88 - 1.96        802,447

  Dreyfus VIF International           2018         2,961             1.42          4,194
     Value Investment Option          2017       602,874             1.71      1,028,492
                                      2016       630,678             1.33        838,856
                                      2015           953             1.35          1,288
                                      2014           374             1.39            521

  Dreyfus VIF Opportunistic           2018       529,910             1.90      1,008,946
     Small Cap Investment Option      2017       664,271             2.36      1,566,065
                                      2016       736,057             1.89      1,394,592
                                      2015       629,215             1.62      1,020,363
                                      2014       625,183             1.66      1,039,522

  Fidelity(R) VIP Contrafund          2018     7,937,872      2.76 - 3.50     25,363,062
     Investment Option                2017     8,729,881      2.95 - 3.75     29,820,908
                                      2016     8,190,938      2.43 - 3.09     23,002,729
                                      2015    13,929,061      2.25 - 2.87     35,520,831
                                      2014    12,722,196      2.25 - 2.86     32,505,955

  Fidelity(R) VIP Equity-Income       2018        99,672             7.04        701,417
     Investment Option                2017       100,240             7.69        770,739
                                      2016       105,870             6.82        722,494
                                      2015       107,999             5.79        625,757
                                      2014       108,712      5.98 - 6.05        657,200

  Fidelity(R) VIP Freedom 2010        2018       114,013             2.00        228,020
     Investment Option                2017       130,584      2.07 - 2.09        272,604
                                      2016       188,751      1.84 - 1.85        348,117
                                      2015       380,046      1.75 - 1.76        667,231
                                      2014       338,936      1.76 - 1.77        598,202



                                                      FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  BHFTII Western Asset                2018       5.42                0.20               (3.99)
     Management Strategic Bond        2017       3.75                0.20                 8.01
     Opportunities Investment Option  2016       1.40                0.20                 4.75
     (Commenced 4/27/2016)

  BHFTII Western Asset                2018       2.27                0.05                 0.92
     Management U.S. Government       2017       2.58                0.05                 1.88
     Investment Option                2016       2.56                0.05                 1.23
                                      2015       2.26                0.05                 0.52
                                      2014       1.48                0.05                 2.76

  Delaware VIP Small Cap              2018       0.84         0.10 - 0.35    (17.01) - (16.80)
     Value Investment Option          2017       1.00         0.10 - 0.35        11.66 - 11.94
                                      2016       0.99         0.10 - 0.35        30.95 - 31.27
                                      2015       0.72         0.10 - 0.35      (6.55) - (6.31)
                                      2014       0.54         0.10 - 0.35          5.49 - 5.76

  Dreyfus VIF Appreciation            2018       1.24         0.20 - 0.25      (7.09) - (7.04)
     Investment Option                2017       1.31         0.20 - 0.25        27.01 - 27.08
                                      2016       1.65         0.20 - 0.25          7.63 - 7.69
                                      2015       1.71         0.20 - 0.25      (2.71) - (2.66)
                                      2014       1.85         0.20 - 0.25          7.82 - 7.88

  Dreyfus VIF International           2018       0.04                0.20              (16.98)
     Value Investment Option          2017       1.45                0.20                28.26
                                      2016       0.01                0.20               (1.64)
                                      2015       1.25                0.20               (2.91)
                                      2014         --                0.20               (9.50)

  Dreyfus VIF Opportunistic           2018         --                0.20              (19.24)
     Small Cap Investment Option      2017         --                0.20                24.43
                                      2016         --                0.20                16.84
                                      2015         --                0.20               (2.47)
                                      2014         --                0.20                 1.39

  Fidelity(R) VIP Contrafund          2018       0.44         0.10 - 0.25      (6.87) - (6.61)
     Investment Option                2017       0.81         0.10 - 0.25        21.34 - 21.57
                                      2016       0.53         0.10 - 0.25          7.51 - 7.74
                                      2015       0.87         0.10 - 0.25          0.21 - 0.42
                                      2014       0.71         0.10 - 0.35        11.26 - 11.72

  Fidelity(R) VIP Equity-Income       2018       2.30                0.20               (8.48)
     Investment Option                2017       1.72                0.20                12.67
                                      2016       2.37                0.20                17.78
                                      2015       3.22                0.20               (4.16)
                                      2014       7.43         0.20 - 0.25          8.45 - 8.50

  Fidelity(R) VIP Freedom 2010        2018       0.97                0.20               (4.20)
     Investment Option                2017       0.85         0.20 - 0.25        12.80 - 12.85
                                      2016       0.85         0.20 - 0.25          5.19 - 5.24
                                      2015       1.81         0.20 - 0.25      (0.54) - (0.49)
                                      2014       1.79         0.20 - 0.25          4.27 - 4.32



        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                           --------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO         NET
                                               UNITS        HIGHEST ($)    ASSETS ($)
                                           ------------  ---------------  -------------
  Fidelity(R) VIP Freedom 2015       2018       287,825             2.08       597,983
     Investment Option               2017       339,858             2.19       745,292
                                     2016       375,031             1.91       715,960
                                     2015       255,245             1.81       460,993
                                     2014       298,930             1.82       542,774

  Fidelity(R) VIP Freedom 2020       2018     1,032,933             2.11     2,178,895
     Investment Option               2017     1,176,295             2.25     2,641,128
                                     2016     1,282,623             1.93     2,474,466
                                     2015     1,130,034             1.82     2,058,454
                                     2014     1,044,594             1.83     1,911,828

  Fidelity(R) VIP Freedom 2025       2018       957,080             2.23     2,136,857
     Investment Option               2017       826,463             2.39     1,977,818
                                     2016       747,967             2.03     1,521,304
                                     2015       353,045             1.92       677,593
                                     2014       319,921             1.93       616,384

  Fidelity(R) VIP Freedom 2030       2018     1,357,433             2.22     3,007,258
     Investment Option               2017     1,428,704             2.41     3,439,104
                                     2016     1,090,289             1.99     2,174,030
                                     2015       443,819             1.87       831,786
                                     2014       344,365             1.88       648,217

  Fidelity(R) VIP Government         2018    38,757,584      1.18 - 1.23    46,870,966
     Money Market Investment Option  2017    35,496,587      1.16 - 1.21    42,289,869
     (Commenced 4/27/2016)           2016    43,251,059      1.16 - 1.19    51,313,411

  Fidelity(R) VIP Growth &           2018        11,391             2.22        25,278
     Income Investment Option        2017        10,611             2.45        25,982
                                     2016         8,360             2.10        17,589
                                     2015         6,737             1.82        12,265
                                     2014        58,998             1.87       110,420

  Fidelity(R) VIP High Income        2018        40,938             3.27       133,755
     Investment Option               2017        40,729             3.39       137,869
                                     2016        45,976             3.17       145,832
                                     2015        45,213             2.77       125,381
                                     2014        42,970             2.88       123,894

  Fidelity(R) VIP Index 500          2018    29,746,683      3.64 - 3.79   111,202,410
     Investment Option               2017    41,943,077      3.82 - 3.97   164,295,288
                                     2016    44,420,490      3.15 - 3.26   143,232,374
                                     2015    43,892,246      2.83 - 2.92   126,777,197
                                     2014    44,925,244      2.80 - 2.88   128,275,605

  Fidelity(R) VIP Investment         2018    18,923,493      1.71 - 1.74    32,530,837
     Grade Bond Investment Option    2017    24,311,365      1.73 - 1.75    42,164,829
                                     2016    23,279,554      1.66 - 1.68    38,751,502
                                     2015    28,049,976      1.59 - 1.61    44,770,274
                                     2014    13,043,247      1.61 - 1.62    21,073,793



                                                    FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  Fidelity(R) VIP Freedom 2015       2018      1.49                 0.20              (5.26)
     Investment Option               2017      1.51                 0.20               14.87
                                     2016      1.89                 0.20                5.70
                                     2015      1.85                 0.20              (0.53)
                                     2014      1.86                 0.20                4.49

  Fidelity(R) VIP Freedom 2020       2018      1.49                 0.20              (6.05)
     Investment Option               2017      1.50                 0.20               16.38
                                     2016      1.43                 0.20                5.91
                                     2015      1.88                 0.20              (0.47)
                                     2014      2.86                 0.20                4.62

  Fidelity(R) VIP Freedom 2025       2018      1.59                 0.20              (6.70)
     Investment Option               2017      1.57                 0.20               17.66
                                     2016      2.25                 0.20                5.97
                                     2015      2.00                 0.20              (0.38)
                                     2014      1.89                 0.20                4.85

  Fidelity(R) VIP Freedom 2030       2018      1.39                 0.20              (7.97)
     Investment Option               2017      1.50                 0.20               20.72
                                     2016      2.07                 0.20                6.39
                                     2015      2.04                 0.20              (0.44)
                                     2014      1.62                 0.20                4.75

  Fidelity(R) VIP Government         2018      1.68          0.10 - 0.35         1.29 - 1.55
     Money Market Investment Option  2017      0.67          0.10 - 0.35         0.32 - 0.57
     (Commenced 4/27/2016)           2016      0.16          0.20 - 0.35       (0.08) - 0.02

  Fidelity(R) VIP Growth &           2018      0.18                 0.20              (9.37)
     Income Investment Option        2017      1.18                 0.20               16.38
                                     2016      1.74                 0.20               15.58
                                     2015      0.92                 0.20              (2.73)
                                     2014      1.63                 0.20               10.01

  Fidelity(R) VIP High Income        2018      5.64                 0.20              (3.48)
     Investment Option               2017      5.28                 0.20                6.72
                                     2016      5.52                 0.20               14.38
                                     2015      6.71                 0.20              (3.82)
                                     2014     30.37                 0.20                0.95

  Fidelity(R) VIP Index 500          2018      1.81          0.10 - 0.35     (4.83) - (4.59)
     Investment Option               2017      1.81          0.10 - 0.35       21.29 - 21.59
                                     2016      1.52          0.10 - 0.35       11.47 - 11.75
                                     2015      2.05          0.10 - 0.35         0.98 - 1.23
                                     2014      1.88          0.10 - 0.35       13.17 - 13.46

  Fidelity(R) VIP Investment         2018      2.33          0.10 - 0.20     (0.83) - (0.73)
     Grade Bond Investment Option    2017      2.31          0.10 - 0.20         3.95 - 4.05
                                     2016      2.32          0.10 - 0.20         4.42 - 4.52
                                     2015      2.56          0.10 - 0.20     (0.90) - (0.80)
                                     2014      3.67          0.10 - 0.20         5.54 - 5.65



        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                            --------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                UNITS        HIGHEST ($)     ASSETS ($)
                                            ------------  ----------------  ------------
  Fidelity(R) VIP Mid Cap             2018     1,170,458       4.11 - 4.31     5,009,812
     Investment Option                2017     1,497,783       4.84 - 5.06     7,548,858
                                      2016     1,668,309       4.03 - 4.21     6,982,825
                                      2015     4,868,437       3.61 - 3.77    18,255,237
                                      2014     6,932,598       3.68 - 3.84    26,519,096

  Fidelity(R) VIP Overseas            2018       977,622       1.80 - 1.81     1,765,822
     Investment Option                2017       827,070       2.12 - 2.14     1,763,590
                                      2016       923,378       1.64 - 1.65     1,518,008
                                      2015     1,055,682       1.73 - 1.74     1,837,289
                                      2014     2,382,973       1.68 - 1.69     4,027,603

  FTVIPT Franklin Mutual              2018        85,329              2.76       235,905
     Global Discovery VIP             2017        16,002              3.12        49,930
     Investment Option                2016        10,813              2.88        31,131
                                      2015        26,905              2.57        69,187
                                      2014        44,991              2.67       120,320

  FTVIPT Franklin Small-Mid           2018       754,885              1.82     1,375,861
     Cap Growth VIP Investment        2017       916,859              1.93     1,769,476
     Option                           2016     1,085,702              1.59     1,729,439
                                      2015     1,354,576              1.53     2,075,506
                                      2014     1,508,773              1.58     2,379,625

  FTVIPT Templeton Developing         2018       269,543              3.52       947,888
     Markets VIP Investment Option    2017       257,223              4.18     1,076,396
                                      2016       247,483              2.99       739,068
                                      2015       434,405              2.55     1,106,836
                                      2014       610,038              3.18     1,937,178

  FTVIPT Templeton Foreign            2018     6,441,240       1.84 - 1.90    12,140,704
     VIP Investment Option            2017     6,222,650       2.18 - 2.25    13,905,400
                                      2016     5,978,946       1.88 - 1.93    11,474,148
                                      2015     6,780,948       1.76 - 1.81    12,173,867
                                      2014     6,502,861       1.89 - 1.94    12,513,335

  FTVIPT Templeton Global             2018     8,282,516       2.49 - 2.52    20,693,854
     Bond VIP Investment Option       2017    10,906,756       2.44 - 2.47    26,684,997
                                      2016     9,149,275       2.35 - 2.41    21,927,902
                                      2015     9,804,801       2.28 - 2.34    22,803,547
                                      2014    11,589,831       2.39 - 2.44    28,149,551

  Invesco V.I. Comstock               2018       240,812              3.11       747,826
     Investment Option                2017       243,404              3.55       864,279
     (Commenced 4/30/1999 and         2016       246,438              3.03       745,737
     began transactions in 2014)      2015       252,105              2.59       653,416
                                      2014       254,731              2.77       705,228

  Invesco V.I. Government Securities  2018           514              1.46           749
     Investment Option
     (Commenced April 30, 2011 and
     began transactions in 2018)



                                                      FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  Fidelity(R) VIP Mid Cap             2018      0.42          0.20 - 0.35    (15.07) - (14.94)
     Investment Option                2017      0.49          0.20 - 0.35        20.12 - 20.30
                                      2016      0.29          0.10 - 0.35        11.53 - 11.81
                                      2015      0.20          0.10 - 0.35      (1.97) - (1.73)
                                      2014      0.02          0.10 - 0.35          5.66 - 5.93

  Fidelity(R) VIP Overseas            2018      1.49          0.20 - 0.25    (15.27) - (15.23)
     Investment Option                2017      1.24          0.20 - 0.25        29.66 - 29.73
                                      2016      1.28          0.20 - 0.25      (5.50) - (5.46)
                                      2015      0.69          0.20 - 0.25          3.04 - 3.09
                                      2014      1.14          0.20 - 0.25      (8.53) - (8.48)

  FTVIPT Franklin Mutual              2018      3.06                 0.20              (11.40)
     Global Discovery VIP             2017      1.83                 0.20                 8.38
     Investment Option                2016      1.78                 0.20                11.95
                                      2015      2.87                 0.20               (3.84)
                                      2014      2.24                 0.20                 5.50

  FTVIPT Franklin Small-Mid           2018        --                 0.20               (5.56)
     Cap Growth VIP Investment        2017        --                 0.20                21.16
     Option                           2016        --                 0.20                 3.96
                                      2015        --                 0.20               (2.85)
                                      2014        --                 0.20                 7.26

  FTVIPT Templeton Developing         2018      0.86                 0.20              (15.96)
     Markets VIP Investment Option    2017      0.98                 0.20                40.13
                                      2016      0.93                 0.20                17.21
                                      2015      2.22                 0.20              (19.76)
                                      2014      1.52                 0.20               (8.57)

  FTVIPT Templeton Foreign            2018      2.64          0.15 - 0.35    (15.74) - (15.57)
     VIP Investment Option            2017      2.57          0.15 - 0.35        16.29 - 16.52
                                      2016      2.00          0.15 - 0.35          6.80 - 7.01
                                      2015      3.28          0.15 - 0.35      (6.82) - (6.63)
                                      2014      1.84          0.15 - 0.35    (11.44) - (11.26)

  FTVIPT Templeton Global             2018        --          0.10 - 0.20          2.01 - 2.11
     Bond VIP Investment Option       2017        --          0.10 - 0.20          1.95 - 2.05
                                      2016        --          0.15 - 0.35          2.85 - 3.05
                                      2015      7.55          0.15 - 0.35      (4.44) - (4.24)
                                      2014      5.28          0.15 - 0.35          1.76 - 1.97

  Invesco V.I. Comstock               2018      1.45                 0.20              (12.54)
     Investment Option                2017      1.98                 0.20                17.34
     (Commenced 4/30/1999 and         2016      1.33                 0.20                16.75
     began transactions in 2014)      2015      1.69                 0.20               (6.38)
                                      2014        --                 0.20                 8.88

  Invesco V.I. Government Securities  2018      2.25                 0.20                 0.36
     Investment Option
     (Commenced April 30, 2011 and
     began transactions in 2018)



        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                         --------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ----------------  ------------
  Invesco V.I. International       2018     7,745,168       2.03 - 2.07    15,882,106
     Growth Investment Option      2017    13,646,519       2.39 - 2.44    32,975,367
                                   2016    14,379,111       1.95 - 1.99    28,286,728
                                   2015    13,948,246       1.96 - 2.00    27,614,745
                                   2014    13,220,705       2.02 - 2.05    26,857,356

  Janus Henderson Enterprise       2018     2,716,152     11.36 - 11.79    31,583,941
     Investment Option             2017     2,580,081     11.46 - 11.89    30,271,465
                                   2016     2,833,049       9.04 - 9.36    26,151,479
                                   2015     1,619,531       8.17 - 8.27    13,325,201
                                   2014     1,274,455       7.89 - 7.98    10,132,331

  Janus Henderson Global           2018       346,180              1.14       393,750
     Research Investment Option    2017       586,254              1.23       719,084
                                   2016       605,458              0.97       587,394
                                   2015       875,522              0.95       835,905
                                   2014       953,688              0.98       936,060

  Janus Henderson Global           2018     6,359,155       1.60 - 3.03    13,786,284
     Technology Investment Option  2017     5,846,412       1.59 - 3.00    12,463,922
                                   2016     5,068,225       1.10 - 2.07     7,340,148
                                   2015     5,144,720       0.97 - 1.82     6,535,387
                                   2014     7,923,468       0.93 - 1.74     8,785,526

  Janus Henderson Mid Cap          2018     2,626,435       3.33 - 3.38     8,831,585
     Value Investment Option       2017     2,929,815       3.87 - 3.93    11,443,094
                                   2016     3,054,765       3.42 - 3.44    10,504,028
                                   2015     3,240,657       2.88 - 2.90     9,399,377
                                   2014     4,067,750       2.98 - 3.03    12,266,309

  Janus Henderson Overseas         2018     1,296,969       5.50 - 5.59     7,253,778
     Investment Option             2017     1,269,263       6.50 - 6.60     8,375,017
                                   2016     1,192,162       4.98 - 5.05     6,022,714
                                   2015     1,124,428       5.35 - 5.42     6,097,975
                                   2014     1,153,521       5.88 - 5.96     6,870,052

  LMPVET ClearBridge Variable      2018       279,244              3.33       928,852
     Aggressive Growth Investment  2017       357,780              3.64     1,301,044
     Option                        2016       410,328              3.13     1,285,679
                                   2015       496,718              3.10     1,540,946
                                   2014     1,561,850              3.16     4,940,672

  LMPVET ClearBridge Variable      2018       269,210              2.88       775,948
     Dividend Strategy Investment  2017       213,094              3.04       646,862
     Option                        2016       200,098              2.55       510,703
                                   2015       267,837              2.22       595,678
                                   2014       254,427              2.33       592,475

  LMPVET ClearBridge Variable      2018       352,047              2.50       880,762
     Large Cap Growth Investment   2017       515,739              2.51     1,292,678
     Option                        2016       594,412              2.00     1,187,022
                                   2015     1,323,296              1.86     2,465,574
                                   2014     1,647,444              1.70     2,801,388



                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  Invesco V.I. International       2018       1.58         0.10 - 0.25    (15.19) - (15.06)
     Growth Investment Option      2017       1.40         0.10 - 0.25        22.70 - 22.88
                                   2016       1.43         0.10 - 0.25      (0.70) - (0.55)
                                   2015       1.53         0.10 - 0.25      (2.59) - (2.44)
                                   2014       1.59         0.10 - 0.25          0.08 - 0.23

  Janus Henderson Enterprise       2018       0.11         0.10 - 0.25      (0.91) - (0.76)
     Investment Option             2017       0.15         0.10 - 0.25        26.77 - 26.96
                                   2016       0.03         0.10 - 0.25        11.82 - 11.99
                                   2015       0.52         0.15 - 0.20          3.56 - 3.61
                                   2014       0.03         0.15 - 0.20        12.02 - 12.07

  Janus Henderson Global           2018       0.91                0.20               (7.27)
     Research Investment Option    2017       0.70                0.20                26.43
                                   2016       0.94                0.20                 1.61
                                   2015       0.52                0.20               (2.73)
                                   2014       0.97                0.20                 6.97

  Janus Henderson Global           2018         --         0.10 - 0.20          0.71 - 0.81
     Technology Investment Option  2017         --         0.10 - 0.20        44.62 - 44.77
                                   2016       0.10         0.10 - 0.20        13.62 - 13.74
                                   2015         --         0.10 - 0.20          4.44 - 4.54
                                   2014         --         0.10 - 0.20          9.13 - 9.24

  Janus Henderson Mid Cap          2018       0.90         0.10 - 0.20    (13.99) - (13.91)
     Value Investment Option       2017       0.64         0.10 - 0.20        13.40 - 13.52
                                   2016       0.92         0.15 - 0.20        18.53 - 18.58
                                   2015       1.04         0.15 - 0.20      (3.88) - (3.83)
                                   2014       1.23         0.10 - 0.25          8.17 - 8.33

  Janus Henderson Overseas         2018       1.69         0.15 - 0.25    (15.35) - (15.26)
     Investment Option             2017       1.64         0.15 - 0.25        30.48 - 30.61
                                   2016       4.76         0.15 - 0.25      (6.94) - (6.85)
                                   2015       0.51         0.15 - 0.25      (9.03) - (8.94)
                                   2014       2.90         0.15 - 0.25    (12.32) - (12.23)

  LMPVET ClearBridge Variable      2018       0.54                0.20               (8.53)
     Aggressive Growth Investment  2017       0.48                0.20                16.06
     Option                        2016       0.64                0.20                 1.00
                                   2015       0.18                0.20               (1.93)
                                   2014       0.18                0.20                20.15

  LMPVET ClearBridge Variable      2018       1.81                0.20               (5.05)
     Dividend Strategy Investment  2017       1.62                0.20                18.94
     Option                        2016       1.63                0.20                14.76
                                   2015       1.72                0.20               (4.49)
                                   2014       1.05                0.20                13.38

  LMPVET ClearBridge Variable      2018       0.26                0.20               (0.18)
     Large Cap Growth Investment   2017       0.22                0.20                25.51
     Option                        2016       0.30                0.20                 7.18
                                   2015       0.46                0.20                 9.57
                                   2014       0.47                0.20                13.76



        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                              AS OF DECEMBER 31
                                               ---------------------------------------------
                                                                 UNIT VALUE
                                                                  LOWEST TO          NET
                                                   UNITS         HIGHEST ($)     ASSETS ($)
                                               -------------  ----------------  ------------
  LMPVET ClearBridge Variable            2018     1,311,634        2.76 - 3.03     3,754,981
     Large Cap Value Investment          2017     1,121,425        3.04 - 3.34     3,486,853
     Option                              2016     1,172,551        2.65 - 2.91     3,171,264
                                         2015     1,124,132        2.35 - 2.59     2,684,770
                                         2014     1,263,946        2.43 - 2.67     3,116,652

  LMPVIT Western Asset                   2018     2,952,442               1.97     5,821,418
     Variable Global High Yield          2017     5,580,307               2.06    11,474,938
     Bond Investment Option              2016     5,748,540               1.90    10,901,390
                                         2015     6,105,168               1.64    10,034,959
                                         2014     7,659,979        1.74 - 1.75    13,398,075

  MFS(R) VIT II High Yield               2018        73,957               2.36       174,496
     Investment Option                   2017        79,463               2.44       193,831
     (Commenced 8/16/2013                2016        78,285               2.29       179,348
     and began transactions in 2014)     2015         1,614               2.02         3,256
                                         2014           659               2.11         1,391

  MFS(R) VIT New Discovery               2018       183,525               2.42       444,191
     Investment Option                   2017       185,672               2.46       457,034
                                         2016       189,552               1.95       369,127
                                         2015       193,419        1.79 - 1.82       346,086
                                         2014     2,237,218        1.83 - 1.85     4,119,583

  Morgan Stanley VIF Emerging            2018       725,306               3.44     2,495,717
     Markets Debt Investment Option      2017     1,838,107               3.71     6,810,484
                                         2016     1,187,052               3.38     4,016,972
                                         2015       945,406               3.07     2,899,614
                                         2014        22,169               3.11        68,899

  Morgan Stanley VIF Emerging            2018     4,919,238               2.03     9,994,198
     Markets Equity Investment Option    2017     9,053,423               2.47    22,330,639
                                         2016     8,841,113               1.83    16,177,927
                                         2015     8,886,056               1.72    15,264,150
                                         2014     8,453,689        1.92 - 1.93    16,292,375

  Oppenheimer VA Main Street             2018       324,372               3.95     1,282,378
     Small Cap Investment Option         2017       394,458               4.42     1,742,472
                                         2016       364,026               3.88     1,411,448
                                         2015       449,094               3.29     1,477,960
                                         2014       482,436               3.50     1,690,595

  PIMCO VIT All Asset                    2018        10,440        2.16 - 2.17        22,637
     Investment Option                   2017        19,046        2.29 - 2.30        43,809
                                         2016        17,818               2.03        36,214
                                         2015       110,018               1.80       198,397
                                         2014        71,665        1.97 - 1.99       142,280

  PIMCO VIT                              2018     8,054,932               0.73     5,854,489
     CommodityRealReturn(R)              2017     9,892,619               0.85     8,390,347
     Strategy Investment Option          2016     4,125,850               0.83     3,432,404
                                         2015     3,089,325               0.72     2,236,313
                                         2014     4,058,055               0.98     3,961,794



                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -------------------------------------------------
                                               INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                  INCOME          LOWEST TO         LOWEST TO
                                                 RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                               -------------  ----------------  ----------------
  LMPVET ClearBridge Variable            2018       1.63         0.20 - 0.25     (9.10) - (9.06)
     Large Cap Value Investment          2017       1.40         0.20 - 0.25       14.55 - 14.61
     Option                              2016       1.60         0.20 - 0.25       12.72 - 12.77
                                         2015       1.44         0.20 - 0.25     (3.11) - (3.06)
                                         2014       1.69         0.20 - 0.25       11.43 - 11.49

  LMPVIT Western Asset                   2018       4.17                0.20              (4.11)
     Variable Global High Yield          2017       5.45                0.20                8.43
     Bond Investment Option              2016       6.50                0.20               15.37
                                         2015       5.71                0.20              (6.03)
                                         2014       7.25         0.20 - 0.25     (1.40) - (1.35)

  MFS(R) VIT II High Yield               2018       5.67                0.20              (3.27)
     Investment Option                   2017       6.20                0.20                6.47
     (Commenced 8/16/2013                2016       0.80                0.20               13.60
     and began transactions in 2014)     2015       8.19                0.20              (4.41)
                                         2014       5.26                0.20                2.60

  MFS(R) VIT New Discovery               2018         --                0.20              (1.67)
     Investment Option                   2017         --                0.20               26.40
                                         2016         --                0.20                8.83
                                         2015         --         0.10 - 0.20     (2.08) - (1.98)
                                         2014         --         0.10 - 0.20     (7.44) - (7.35)

  Morgan Stanley VIF Emerging            2018       3.25                0.20              (7.13)
     Markets Debt Investment Option      2017       5.89                0.20                9.49
                                         2016       5.61                0.20               10.33
                                         2015       6.64                0.20              (1.31)
                                         2014       5.54                0.20                2.72

  Morgan Stanley VIF Emerging            2018       0.40                0.20             (17.63)
     Markets Equity Investment Option    2017       0.76                0.20               34.79
                                         2016       0.49                0.20                6.53
                                         2015       0.83                0.20             (10.87)
                                         2014       0.39         0.20 - 0.25     (4.73) - (4.68)

  Oppenheimer VA Main Street             2018       0.32                0.20             (10.50)
     Small Cap Investment Option         2017       0.90                0.20               13.93
                                         2016       0.53                0.20               17.82
                                         2015       1.27                0.20              (6.09)
                                         2014       0.80                0.20               11.71

  PIMCO VIT All Asset                    2018       2.93         0.20 - 0.25     (5.64) - (5.60)
     Investment Option                   2017       4.55         0.20 - 0.25       13.26 - 13.32
                                         2016       1.81                0.20               12.70
                                         2015       3.80                0.20              (9.17)
                                         2014       3.98         0.20 - 0.25         0.22 - 0.27

  PIMCO VIT                              2018       2.15                0.20             (14.30)
     CommodityRealReturn(R)              2017      11.61                0.20                1.95
     Strategy Investment Option          2016       1.14                0.20               14.93
                                         2015       5.98                0.20             (25.85)
                                         2014       0.41                0.20             (18.59)



        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                           -------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                               UNITS       HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  ------------
  PIMCO VIT Low Duration             2018     6,612,995      1.47 - 1.49     9,823,279
     Investment Option               2017    18,672,186      1.47 - 1.49    27,545,434
                                     2016    17,635,561      1.45 - 1.46    25,685,326
                                     2015    14,808,783      1.44 - 1.45    21,316,357
                                     2014    16,422,371             1.44    23,606,561

  PIMCO VIT Total Return             2018     7,338,758      2.29 - 2.32    16,904,024
     Investment Option               2017    11,436,752      2.30 - 2.33    26,550,814
                                     2016    12,593,913      2.14 - 2.22    27,920,692
                                     2015    15,074,313      2.15 - 2.17    32,615,582
                                     2014    27,493,976      2.15 - 2.16    59,361,897

  Pioneer VCT Mid Cap Value          2018       267,238             2.65       709,405
     Investment Option               2017       299,141             3.30       988,374
                                     2016       325,619             2.93       955,104
                                     2015       434,276             2.53     1,098,142
                                     2014       458,502      2.65 - 2.71     1,240,537

  Putnam VT International            2018       408,750             2.06       843,138
     Value Investment Option         2017            52             2.51           132
                                     2016           669             2.02         1,350
                                     2015           547             2.00         1,093
                                     2014           362             2.04           740

  Putnam VT Sustainable              2018        49,677             2.20       109,228
     Leaders Investment Option       2017        67,961             2.24       152,051
                                     2016        39,997             1.73        69,387
                                     2015       104,725             1.61       168,890
                                     2014       107,527             1.62       174,260

  Royce Micro-Cap Investment Option  2018       300,334             1.94       581,332
                                     2017       289,934             2.13       618,249
                                     2016       303,942             2.03       617,401
                                     2015       323,962             1.70       550,814
                                     2014     1,057,203             1.95     2,057,398

  Royce Small-Cap Investment Option  2018     3,255,970      2.30 - 2.32     7,549,259
                                     2017     3,585,013      2.52 - 2.53     9,082,828
                                     2016     3,500,911      2.39 - 2.41     8,429,718
                                     2015     3,958,126      1.98 - 1.99     7,890,720
                                     2014     4,645,698      2.25 - 2.26    10,516,521

  TAP 1919 Variable Socially         2018        23,972             1.84        44,072
     Responsive Balanced             2017        74,820             1.86       139,140
     Investment Option               2016        53,048             1.60        84,670
                                     2015        49,538             1.51        74,577
                                     2014        50,287             1.53        77,180

  Vanguard VIF Small Company         2018        57,843             3.55       205,308
     Growth Investment Option        2017        54,180             3.84       208,099
                                     2016        73,321             3.12       228,894
                                     2015        63,285             2.73       172,490
                                     2014        34,805             2.81        97,891

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  PIMCO VIT Low Duration             2018      1.75          0.10 - 0.20          0.14 - 0.24
     Investment Option               2017      1.33          0.10 - 0.20          1.15 - 1.25
                                     2016      1.49          0.15 - 0.20          1.20 - 1.25
                                     2015      3.38          0.15 - 0.20          0.11 - 0.16
                                     2014      1.13          0.15 - 0.20          0.65 - 0.70

  PIMCO VIT Total Return             2018      2.49          0.10 - 0.25      (0.78) - (0.63)
     Investment Option               2017      2.02          0.10 - 0.25          4.65 - 4.81
                                     2016      2.08          0.10 - 0.35          2.32 - 2.57
                                     2015      4.92          0.15 - 0.25          0.20 - 0.35
                                     2014      1.94          0.20 - 0.25          4.02 - 4.07

  Pioneer VCT Mid Cap Value          2018      0.45                 0.20              (19.66)
     Investment Option               2017      0.77                 0.20                12.64
                                     2016      0.49                 0.20                16.00
                                     2015      0.54                 0.20               (6.54)
                                     2014      0.71          0.20 - 0.35        14.40 - 14.57

  Putnam VT International            2018        --                 0.20              (17.78)
     Value Investment Option         2017      5.02                 0.20                24.45
                                     2016      2.12                 0.20                 0.90
                                     2015      1.01                 0.20               (2.20)
                                     2014      1.04                 0.20               (9.67)

  Putnam VT Sustainable              2018        --                 0.20               (1.72)
     Leaders Investment Option       2017      0.67                 0.20                28.96
                                     2016      0.83                 0.20                 7.57
                                     2015      0.46                 0.20               (0.49)
                                     2014      0.26                 0.20                13.26

  Royce Micro-Cap Investment Option  2018        --                 0.20               (9.23)
                                     2017      0.68                 0.20                 4.98
                                     2016      0.69                 0.20                19.47
                                     2015        --                 0.20              (12.63)
                                     2014        --                 0.20               (3.77)

  Royce Small-Cap Investment Option  2018      0.75          0.15 - 0.20      (8.53) - (8.48)
                                     2017      0.93          0.15 - 0.20          5.17 - 5.22
                                     2016      1.80          0.15 - 0.20        20.72 - 20.78
                                     2015      0.76          0.15 - 0.20    (11.98) - (11.93)
                                     2014      0.11          0.15 - 0.20          3.03 - 3.08

  TAP 1919 Variable Socially         2018      0.41                 0.20               (1.14)
     Responsive Balanced             2017      1.25                 0.20                16.51
     Investment Option               2016      0.99                 0.20                 6.02
                                     2015      1.29                 0.20               (1.91)
                                     2014      0.88                 0.20                 9.09

  Vanguard VIF Small Company         2018      0.37                 0.35               (7.59)
     Growth Investment Option        2017      0.51                 0.35                23.03
                                     2016      0.33                 0.35                14.54
                                     2015      0.28                 0.35               (3.09)
                                     2014        --                 0.35                 3.02

        BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)



(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Option from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Investment Option invests. The investment income ratio is calculated as a weighted average ratio since the Investment Option may invest in two or more share classes, within the underlying portfolio, series or fund of the trusts which may have unique investment income ratios.

(2) These amounts represent annualized policy expenses of each of the applicable Investment Options, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Investment Option.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                            Page
                                                                                                        --------
Report of Independent Registered Public Accounting Firm................................................    2
Financial Statements at December 31, 2018 and 2017 and for the Years Ended December 31, 2018, 2017 and
  2016:
 Consolidated Balance Sheets...........................................................................    3
 Consolidated Statements of Operations.................................................................    4
 Consolidated Statements of Comprehensive Income (Loss)................................................    5
 Consolidated Statements of Equity.....................................................................    6
 Consolidated Statements of Cash Flows.................................................................    7
Notes to the Consolidated Financial Statements
 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies..............    9
 Note 2 -- Segment Information.........................................................................    21
 Note 3 -- Organizational Changes......................................................................    25
 Note 4 -- Insurance...................................................................................    26
 Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles.........    31
 Note 6 -- Reinsurance.................................................................................    32
 Note 7 -- Investments.................................................................................    37
 Note 8 -- Derivatives.................................................................................    48
 Note 9 -- Fair Value..................................................................................    59
 Note 10 -- Long-term Debt.............................................................................    69
 Note 11 -- Equity.....................................................................................    70
 Note 12 -- Other Revenues and Other Expenses..........................................................    75
 Note 13 -- Income Tax.................................................................................    76
 Note 14 -- Contingencies, Commitments and Guarantees..................................................    79
 Note 15 -- Related Party Transactions.................................................................    81
 Note 16 -- Subsequent Events..........................................................................    82
Financial Statement Schedules at December 31, 2018 and 2017 and for the Years Ended December 31, 2018,
  2017 and 2016:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties........    83
 Schedule II -- Condensed Financial Information (Parent Company Only)..................................    84
 Schedule III -- Consolidated Supplementary Insurance Information......................................    89
 Schedule IV -- Consolidated Reinsurance...............................................................    91

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholder and the Board of Directors of Brighthouse Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company and subsidiaries (the "Company") as of December 31, 2018 and 2017, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2018, and the related notes and the schedules listed in the Index to the Consolidated Financial Statements, Notes and Schedules (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 5, 2019

We have served as the Company's auditor since 2005.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2018 and 2017

                (In millions, except share and per share data)

                                                                                                2018       2017
                                                                                           ---------  ---------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $59,672 and $58,599, respectively).......................................................  $ 61,348   $ 63,333
Equity securities, at estimated fair value................................................       140        161
Mortgage loans (net of valuation allowances of $56 and $46, respectively).................    13,596     10,640
Policy loans..............................................................................     1,001      1,106
Real estate joint ventures................................................................       451        433
Other limited partnership interests.......................................................     1,839      1,667
Short-term investments, principally at estimated fair value...............................        --        269
Other invested assets, principally at estimated fair value................................     3,037      2,519
                                                                                           ---------  ---------
   Total investments......................................................................    81,412     80,128
Cash and cash equivalents.................................................................     3,494      1,363
Accrued investment income.................................................................       704        575
Premiums, reinsurance and other receivables...............................................    13,113     12,918
Deferred policy acquisition costs and value of business acquired..........................     5,086      5,623
Current income tax recoverable............................................................         1        735
Other assets..............................................................................       509        547
Separate account assets...................................................................    91,511    110,156
                                                                                           ---------  ---------
     Total assets.........................................................................  $195,830   $212,045
                                                                                           =========  =========
Liabilities and Equity
Liabilities
Future policy benefits....................................................................  $ 35,588   $ 35,715
Policyholder account balances.............................................................    39,330     37,069
Other policy-related balances.............................................................     2,728      2,720
Payables for collateral under securities loaned and other transactions....................     5,047      4,158
Long-term debt............................................................................       434         46
Current income tax payable................................................................         2         --
Deferred income tax liability.............................................................       944        894
Other liabilities.........................................................................     3,455      4,419
Separate account liabilities..............................................................    91,511    110,156
                                                                                           ---------  ---------
   Total liabilities......................................................................   179,039    195,177
                                                                                           ---------  ---------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................        75         75
Additional paid-in capital................................................................    19,073     19,073
Retained earnings (deficit)...............................................................    (3,090)    (4,132)
Accumulated other comprehensive income (loss).............................................       718      1,837
                                                                                           ---------  ---------
   Total Brighthouse Life Insurance Company's stockholder's equity........................    16,776     16,853
Noncontrolling interests..................................................................        15         15
                                                                                           ---------  ---------
   Total equity...........................................................................    16,791     16,868
                                                                                           ---------  ---------
   Total liabilities and equity...........................................................  $195,830   $212,045
                                                                                           =========  =========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                              2018     2017     2016
                                                                                           -------  -------  -------
Revenues
Premiums..................................................................................  $  869  $   828  $ 1,180
Universal life and investment-type product policy fees....................................   3,190    3,156    3,097
Net investment income.....................................................................   3,235    2,973    3,111
Other revenues............................................................................     287      336      709
Net investment gains (losses).............................................................    (204)     (27)     (67)
Net derivative gains (losses).............................................................     745   (1,468)  (5,770)
                                                                                           -------  -------  -------
 Total revenues...........................................................................   8,122    5,798    2,260
                                                                                           -------  -------  -------
Expenses
Policyholder benefits and claims..........................................................   3,180    3,594    3,738
Interest credited to policyholder account balances........................................   1,047    1,076    1,131
Amortization of deferred policy acquisition costs and value of business acquired..........   1,011      916     (225)
Other expenses............................................................................   1,763    1,833    2,081
                                                                                           -------  -------  -------
 Total expenses...........................................................................   7,001    7,419    6,725
                                                                                           -------  -------  -------
Income (loss) before provision for income tax.............................................   1,121   (1,621)  (4,465)
Provision for income tax expense (benefit)................................................     153     (738)  (1,690)
                                                                                           -------  -------  -------
 Net income (loss)........................................................................     968     (883)  (2,775)
Less: Net income (loss) attributable to noncontrolling interests..........................       1       --       --
                                                                                           -------  -------  -------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................  $  967  $  (883) $(2,775)
                                                                                           =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                   2018     2017     2016
                                                                                                -------  -------  -------
Net income (loss).............................................................................. $   968    $(883) $(2,775)
Other comprehensive income (loss):.............................................................
Unrealized investment gains (losses), net of related offsets...................................  (1,355)     590     (535)
Unrealized gains (losses) on derivatives.......................................................      22     (166)      27
Foreign currency translation adjustments.......................................................      (4)       9       (3)
                                                                                                -------  -------  -------
 Other comprehensive income (loss), before income tax..........................................  (1,337)     433     (511)
Income tax (expense) benefit related to items of other comprehensive income (loss).............     297      156      165
                                                                                                -------  -------  -------
 Other comprehensive income (loss), net of income tax..........................................  (1,040)     589     (346)
                                                                                                -------  -------  -------
 Comprehensive income (loss)...................................................................     (72)    (294)  (3,121)
Less: Comprehensive income (loss) attributable to noncontrolling interests, net of income tax..       1       --       --
                                                                                                -------  -------  -------
 Comprehensive income (loss) attributable to Brighthouse Life Insurance Company................ $   (73)   $(294) $(3,121)
                                                                                                =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                        Brighthouse
                                                                         Accumulated   Life Insurance
                                                Additional   Retained       Other        Company's
                                       Common   Paid-in       Earnings  Comprehensive  Stockholder's   Noncontrolling   Total
                                       Stock    Capital     (Deficit)   Income (Loss)      Equity        Interests       Equity
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2015........      $75      $16,850     $   117        $ 1,594         $18,636             $--   $18,636
Capital contributions from MetLife,
 Inc................................                 1,637                                      1,637                     1,637
Dividends paid to MetLife, Inc......                    --        (261)                          (261)                     (261)
Return of capital...................                   (26)                                       (26)                      (26)
Net income (loss)...................                            (2,775)            --          (2,775)                   (2,775)
Other comprehensive income (loss),
 net of income tax..................                                             (346)           (346)                     (346)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2016........       75       18,461      (2,919)         1,248          16,865              --    16,865
Sale of operating joint venture
 interest to former affiliate.......                   202                                        202                       202
Return of capital...................                (2,737)                                    (2,737)                   (2,737)
Capital contributions...............                 3,147                                      3,147                     3,147
Change in noncontrolling interests..                                                               --              15        15
Net income (loss)...................                              (883)                          (883)                     (883)
Effect of change in accounting
 principle..........................                              (330)           330              --                        --
Other comprehensive income (loss),
 net of income tax..................                                              259             259                       259
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2017........       75       19,073      (4,132)         1,837          16,853              15    16,868
Cumulative effect of change in
 accounting principle and other,
 net of income tax (Note 1).........                                75            (79)             (4)                       (4)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at January 1, 2018..........       75       19,073      (4,057)         1,758          16,849              15    16,864
Change in noncontrolling interests..                                                               --              (1)       (1)
Net income (loss)...................                               967                            967               1       968
Other comprehensive income (loss),
 net of income tax..................                                           (1,040)         (1,040)                   (1,040)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2018........      $75      $19,073     $(3,090)       $   718         $16,776             $15   $16,791
                                     ======== ============  ==========  =============  ==============  ==============  ========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                        2018      2017      2016
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    968  $   (883) $ (2,775)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       14        25        56
  Amortization of premiums and accretion of discounts associated with investments, net.............     (259)     (271)     (231)
  (Gains) losses on investments, net...............................................................      204        27        67
  (Gains) losses on derivatives, net...............................................................     (102)    3,084     6,998
  (Income) loss from equity method investments, net of dividends and distributions.................      (66)      (50)       26
  Interest credited to policyholder account balances...............................................    1,047     1,076     1,131
  Universal life and investment-type product policy fees...........................................   (3,190)   (3,156)   (3,097)
  Goodwill impairment..............................................................................       --        --       381
  Change in accrued investment income..............................................................     (177)      (80)      (35)
  Change in premiums, reinsurance and other receivables............................................     (224)       55        45
  Change in deferred policy acquisition costs and value of business acquired, net..................      689       660      (555)
  Change in income tax.............................................................................    1,111        --    (1,830)
  Change in other assets...........................................................................    2,063     2,176     2,152
  Change in future policy benefits and other policy-related balances...............................    1,386     1,522     2,404
  Change in other liabilities......................................................................       94      (314)     (590)
  Other, net.......................................................................................       63        75       (16)
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    3,621     3,946     4,131
                                                                                                    --------  --------  --------
Cash flows from investing activities
Sales, maturities and repayments of:
  Fixed maturity securities........................................................................   15,621    16,409    45,460
  Equity securities................................................................................       22        97       224
  Mortgage loans...................................................................................      793       761     1,560
  Real estate joint ventures.......................................................................       87        77       446
  Other limited partnership interests..............................................................      187       262       417
Purchases of:
  Fixed maturity securities........................................................................  (16,427)  (17,811)  (39,097)
  Equity securities................................................................................       (2)       (2)      (58)
  Mortgage loans...................................................................................   (3,890)   (2,044)   (2,847)
  Real estate joint ventures.......................................................................      (31)     (268)      (75)
  Other limited partnership interests..............................................................     (327)     (263)     (203)
Cash received in connection with freestanding derivatives..........................................    1,802     1,859       707
Cash paid in connection with freestanding derivatives..............................................   (2,938)   (3,829)   (2,764)
Issuance of loan to affiliate......................................................................       (2)       --        --
Sale of operating joint venture interest to a former affiliate.....................................       --        42        --
Receipts on loans to a former affiliate............................................................       --        --        50
Net change in policy loans.........................................................................      105       (14)      109
Net change in short-term investments...............................................................      269     1,057       596
Net change in other invested assets................................................................      (17)      (16)        7
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................ $ (4,748) $ (3,683) $  4,532
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                     2018      2017      2016
                                                                                 --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.......................................................................  $ 5,899   $ 4,381  $ 10,040
 Withdrawals....................................................................   (3,400)   (3,114)  (12,292)
Net change in payables for collateral under securities loaned and other
 transactions...................................................................      889    (3,139)   (3,251)
Long-term debt issued...........................................................      228        --        --
Long-term debt repaid...........................................................       (9)      (13)      (26)
Returns of capital..............................................................       --    (3,425)       --
Capital contributions...........................................................       --     1,300     1,688
Capital contribution associated with the sale of operating joint venture
 interest to a former affiliate.................................................       --       202        --
Dividend paid to MetLife, Inc...................................................       --        --      (261)
Financing element on certain derivative instruments and other derivative
 related transactions, net......................................................     (303)     (149)   (1,011)
Other, net......................................................................      (46)       --        --
                                                                                 --------  --------  --------
Net cash provided by (used in) financing activities.............................    3,258    (3,957)   (5,113)
                                                                                 --------  --------  --------
Change in cash, cash equivalents and restricted cash............................    2,131    (3,694)    3,550
Cash, cash equivalents and restricted cash, beginning of year...................    1,363     5,057     1,507
                                                                                 --------  --------  --------
Cash, cash equivalents and restricted cash, end of year.........................  $ 3,494   $ 1,363  $  5,057
                                                                                 ========  ========  ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest.......................................................................  $     3   $    81  $    130
                                                                                 ========  ========  ========
 Income tax.....................................................................  $  (891)  $  (684) $    150
                                                                                 ========  ========  ========
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates...................  $    --   $    --  $  4,030
                                                                                 ========  ========  ========
 Transfer of mortgage loans from former affiliates..............................  $    --   $    --  $    662
                                                                                 ========  ========  ========
 Transfer of short-term investments from former affiliates......................  $    --   $    --  $     94
                                                                                 ========  ========  ========
 Transfer of fixed maturity securities to former affiliates.....................  $    --   $   293  $    346
                                                                                 ========  ========  ========
 Reduction of other invested assets in connection with affiliated reinsurance
   transactions.................................................................  $    --   $    --  $    676
                                                                                 ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance
   transactions.................................................................  $    --   $   293  $     --
                                                                                 ========  ========  ========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC ("Brighthouse Holdings"), which until July 28, 2017 was a direct wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

   The Company offers a range of individual annuities and individual life insurance products. The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

   In 2016, MetLife announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation".) Until the completion of the Separation on August 4, 2017, Brighthouse Financial, Inc. ("BHF," together with its subsidiaries and affiliates, "Brighthouse Financial") was a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc. undertook several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") to include Brighthouse Life Insurance Company and certain affiliates in the separated business. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse Life Insurance Company. The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of Delaware ("BRCD"), a licensed reinsurance subsidiary of Brighthouse Life Insurance Company. See Note 3 for further information on this change, which was applied retrospectively. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings to BHF, resulting in Brighthouse Life Insurance Company becoming an indirect wholly-owned subsidiary of BHF. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 80.8% of MetLife, Inc.'s interest in BHF, to holders of MetLife, Inc. common stock.

   On June 14, 2018, MetLife, Inc. divested its remaining shares of BHF common stock (the "MetLife Divestiture"). As a result, MetLife, Inc. and its subsidiaries and affiliates are no longer considered related parties subsequent to the MetLife Divestiture.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Consolidation

     The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. When the Company has virtually no influence over the investee's operations, the investment is carried at fair value.

  Reclassifications

     Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements. Additionally, effective January 1, 2018 the Company recorded an increase to other liabilities of $46 million, a decrease to deferred tax liabilities of $22 million, a decrease to accumulated other comprehensive income ("AOCI") of $64 million, and an increase to retained earnings (deficit) of $40 million, to reflect an adjustment, net of tax, to prior year accretion of certain investments in redeemable preferred stock.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

Summary of Significant Accounting Policies

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally equal to the present value of future expected benefits to be paid, reduced by the present value of future expected net premiums. Assumptions used to measure the liability are based on the Company's experience and include a margin for adverse deviation. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type.

      For traditional long duration insurance contracts (term, whole-life insurance and income annuities), assumptions are determined at issuance of the policy and are not updated unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency. To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

      Liabilities for secondary guarantees on universal and variable life insurance contracts are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The Company also maintains a liability for profits followed by losses on universal life insurance with secondary guarantees. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC") and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying separate account funds. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      See "--Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life insurance, deferred annuity contracts and investment contracts are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, mortality charges, risk charges, policy administration fees and surrender charges. These fees are recognized when assessed to the contract holder and are included in universal life and investment-type product policy fees on the statements of operations.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. These costs mainly consist of commissions and include the portion of employees' compensation and benefits related to time spent selling, underwriting or processing the issuance of new insurance contracts. All other acquisition-related costs are expensed as incurred.

     Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired contracts is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors.

     The Company amortizes DAC and VOBA related to term life insurance, non participating whole life and immediate annuities over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits.

     The Company amortizes DAC and VOBA on deferred annuities, universal life and variable life insurance contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, and expenses to administer the business. When significant negative gross profits are expected in future periods, the Company substitutes the amount of insurance in-force for expected future gross profits as the amortization basis for DAC.

     Assumptions for DAC and VOBA are reviewed at least annually, and if they change significantly, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to net income. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits.

     The Company updates expected future gross profits to reflect the actual gross profits for each period, including changes to its nonperformance risk related to embedded derivatives and the actual amount of business remaining in-force. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the actual gross profits are below the previously expected future gross profits.

     DAC and VOBA balances on deferred annuities, universal and variable life insurance contracts are also adjusted to reflect the effect of investment gains and losses and certain embedded derivatives (including changes in nonperformance risk). These adjustments can create fluctuations in net income from period to period. Changes in DAC and VOBA balances related to unrealized gains and losses are recorded to other comprehensive income (loss) ("OCI").

     DAC and VOBA balances and amortization for variable contracts can be significantly impacted by changes in expected future gross profits related to projected separate account rates of return. The Company's practice of determining changes in separate account returns assumes that long-term appreciation in equity markets is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If a modification is considered to have substantially changed the contract, the associated DAC or VOBA is written off immediately as net income and any new acquisition costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     See Note 5 for additional information on DAC and VOBA.

     The Company also has deferred sales inducements ("DSI") and value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

  Reinsurance

     The Company enters into reinsurance arrangements pursuant to which it cedes certain insurance risks to unaffiliated reinsurers. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The accounting for reinsurance arrangements depends on whether the arrangement provides indemnification against loss or liability relating to insurance risk in accordance with GAAP.

     For ceded reinsurance of existing in-force blocks of insurance contracts that transfer significant insurance risk, the difference, if any, between the amounts paid or received, and the liabilities ceded or assumed related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records a funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio. Certain funds withheld arrangements may also contain embedded derivatives measured at fair value that are related to the investment return on the assets withheld.

     The Company accounts for assumed reinsurance similar to directly written business, except for guaranteed minimum income benefits ("GMIBs"), where a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives.

  Variable Annuity Guarantees

     The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the guaranteed minimum withdrawal benefits ("GMWBs") and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

     These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See
  Note 4 for additional details of guarantees accounted for as insurance liabilities.

     Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs"), and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the guaranteed principal option.

     The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees are considered revenue and are reported in universal life and investment-type product policy fees. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

     The Company updates the estimated fair value of guarantees in subsequent periods by projecting future benefits using capital market and actuarial assumptions including expectations of policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value of embedded derivatives, see Note 9.

     Assumptions for all variable guarantees are reviewed at least annually, and if they change significantly, the estimated fair value is adjusted by a cumulative charge or credit to net income.

  Index-linked annuities

     The Company issues and assumes through reinsurance index-linked annuities. The crediting rate associated with index-linked annuities is accounted for at fair value as an embedded derivative. The estimated fair value is determined using a combination of an option pricing model and an option-budget approach. Under this approach, the company estimates the cost of funding the crediting rate using option pricing and establishes that cost on the balance sheet as a reduction to the initial deposit amount. In subsequent periods, the embedded derivative is remeasured at fair value while the account value is accreted up to the initial deposit over the estimated life of the contract.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities Available-For-Sale

      The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of OCI, net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed, and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age. See Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. See Note 7 for information on impairments on mortgage loans.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; when the Company has virtually no influence over the investee's operations the investment is carried at estimated fair value. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on investments carried at estimated fair value are recognized as earned or received.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives" below.

   Securities Lending Program

      Securities lending transactions whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to the counterparties the cash collateral received.

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except for economic hedges of variable annuity guarantees which are presented in future policy benefits and claims and economic hedges of equity method investments in joint ventures which are presented in net investment income. In connection with changes in its variable annuity hedging strategy, the Company discontinued presenting changes in the estimated fair value of the derivatives in future policy benefits in 2018.

   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable and indexed-linked annuities and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated and measured at fair value, separately from the host contract. The Company bifurcates embedded derivatives when a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument, the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract and the underlying contract is not already measured at estimated fair value with changes recorded in earnings.

      See "-- Variable Annuity Guarantees", "-- Index-Linked Annuities" and "-- Reinsurance" for additional information on the accounting policies for embedded derivatives bifurcated from variable annuity and reinsurance host contracts.

  Fair Value

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

     In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

  Separate Accounts

     Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets in separate accounts supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Separate accounts that do not pass all investment performance to the contract holder, including those underlying certain index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders as investment options in its separate accounts. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

  Income Tax

     Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including the jurisdiction in which the deferred tax asset was generated, the length of time that carryforward can be utilized in the various taxing jurisdictions, future taxable income exclusive of reversing temporary differences and carryforwards, future reversals of existing taxable temporary differences, taxable income in prior carryback years, tax planning strategies and the nature, frequency, and amount of cumulative financial reporting income and losses in recent years.

     The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

     On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act ("the Tax Act") into law. The Tax Act reduced the corporate tax rate to 21%, limited deductibility of interest expense, increased capitalization amounts for deferred acquisition costs, eliminated the corporate alternative minimum tax, provided for determining reserve deductions as 92.81% of statutory reserves, and reduced the dividend received deduction. Most of the changes in the Tax Act were effective as of January 1, 2018.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     In December 2017, the U.S. Securities and Exchange Commission issued Staff Accounting Bulletin ("SAB") 118, addressing the application of GAAP in situations when a registrant does not have necessary information available to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provides guidance for registrants under three scenarios: (1) the measurement of certain income tax effects is complete, (2) the measurement of certain income tax effects can be reasonably estimated, and (3) the measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete. The measurement period cannot extend beyond one year from the enactment date. The Company completed its accounting for the tax effects of the Tax Act as of December 31, 2018.

     The corporate rate reduction also left certain tax effects, which were originally recorded using the previous corporate rate, stranded in AOCI. The Company adopted new accounting guidance as of December 31, 2017 that allowed the Company to reclassify the stranded tax effects from AOCI into retained earnings. The Company elected to reclassify amounts based on the difference between the previously enacted statutory tax rate and the newly enacted rate as applied on an aggregate basis. See Note 13 for more information.

  Litigation Contingencies

     The Company is a party to a number of legal actions and may be involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC"), a former affiliate, provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. The following table provides a description of new ASUs issued by the FASB and the expected impact of the adoption on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Except as noted below, the ASUs adopted by the Company during 2018 did not have a material impact on its consolidated financial statements. ASUs adopted as of December 31, 2018 are summarized in the table below.

Standard                             Description                  Effective Date       Impact on Financial Statements
-------------------------------------------------------------------------------------------------------------------------
ASU 2016-01, Financial  The new guidance changes the current   January 1, 2018       The Company 1) reclassified net
Instruments - Overall:  accounting guidance related to         using the modified    unrealized gains related to equity
Recognition and         (i) the classification and             retrospective method  securities previously classified as
Measurement of          measurement of certain equity                                AFS from AOCI to retained
Financial Assets and    investments, (ii) the presentation of                        earnings (deficit) and 2) increased
Financial               changes in the fair value of                                 the carrying value of equity
Liabilities             financial liabilities measured under                         investments previously accounted
                        the fair value option that are due to                        for under the cost method to
                        instrument-specific credit risk, and                         estimated fair value. The
                        (iii) certain disclosures associated                         cumulative effect of the adoption
                        with the fair value of financial                             is a net increase to retained
                        instruments. Additionally, there will                        earnings (deficit) of $38 million
                        no longer be a requirement to assess                         and a net decrease of $15 million
                        equity securities for impairment                             to AOCI, after taxes.
                        since such securities will be
                        measured at fair value through net
                        income.
-------------------------------------------------------------------------------------------------------------------------
ASU 2014-09 Revenue     For those contracts that are           January 1, 2018       The adoption did not have an
from Contracts with     impacted, the guidance will require    using the modified    impact on the Company's
Customers (Topic 606)   an entity to recognize revenue upon    retrospective method  financial statements other than
                        the transfer of promised goods or                            expanded disclosures in Note 12.
                        services to customers in an amount
                        that reflects the consideration to
                        which the entity expects to be
                        entitled, in exchange for those goods
                        or services.
-------------------------------------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   ASUs issued but not yet adopted as of December 31, 2018 are summarized in the table below.

Standard                                   Description                      Effective Date      Impact on Financial Statements
---------------------------------------------------------------------------------------------------------------------------------
ASU 2018-15,             The amendments to Topic 350 require the          January 1, 2020      The Company is currently
Intangibles- Goodwill    capitalization of certain implementation costs   using the            evaluating the impact of this
and Other-Internal-Use   incurred in a cloud computing arrangement that   prospective method   guidance on its financial
Software (Subtopic 350-  is a service contract. The requirements align    or retrospective     statements.
40): Customer's          with the existing requirements to capitalize     method (with early
Accounting for           implementation costs incurred to develop or      adoption permitted)
Implementation Costs     obtain internal-use software.
Incurred in a Cloud
Computing Arrangement
That Is a Service
Contract
---------------------------------------------------------------------------------------------------------------------------------
ASU 2018-12, Financial   The amendments to Topic 944 will result in       January 1, 2021      The Company is in the early
Services -Insurance      significant changes to the accounting for        using a modified     stages of evaluating the new
(Topic 944): Targeted    long-duration insurance contracts. These         retrospective        guidance and therefore is unable
Improvements to the      changes (1) require all guarantees that qualify  method for the new   to estimate the impact to its
Accounting for Long-     as market risk benefits to be measured at fair   market risk benefit  financial statements. The most
Duration Contracts       value, (2) require more frequent updating of     guidance and         significant impact will be the
                         assumptions and modify existing discount rate    prospective          requirement to measure all
                         requirements for certain insurance liabilities,  methods for the      variable annuity guarantees at
                         (3) modify the methods of amortization for       increased            fair value.
                         deferred acquisition costs, and (4) require new  frequency of qualitative and quantitative disclosures around  updating
                         insurance contract asset and liability balances  assumptions, the and the judgments, assumptions and methods used  new discount rate
                         to measure those balances.                       requirements and
                                                                          DAC amortization
                                                                          changes. Early
                                                                          adoption is
                                                                          permitted
---------------------------------------------------------------------------------------------------------------------------------
ASU 2017-12,             The amendments to Topic 815 (i) refine and       January 1, 2019      The Company does not expect a
Derivatives and Hedging  expand the criteria for achieving hedge          using modified       material impact on its financial
(Topic 815): Targeted    accounting on certain hedging strategies,        retrospective        statements from adoption of the
Improvements to          (ii) require the earnings effect of the hedging  method (with early   new guidance.
Accounting for Hedging   instrument be presented in the same line item    adoption permitted)
Activities               in which the earnings effect of the hedged item
                         is reported, and (iii) eliminate the
                         requirement to separately measure and report
                         hedge ineffectiveness.
---------------------------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial   The amendments to Topic 326 replace the          January 1, 2020      The Company is currently
Instruments - Credit     incurred loss impairment methodology for         using the modified   evaluating the impact of this
Losses (Topic 326):      certain financial instruments with one that      retrospective        guidance on its financial
Measurement of Credit    reflects expected credit losses based on         method (with early   statements. The Company
Losses on Financial      historical loss information, current             adoption permitted   expects the most significant
Instruments              conditions, and reasonable and supportable       beginning            impacts to be earlier recognition
                         forecasts. The new guidance also requires that   January 1, 2019)     of impairments on mortgage loan
                         an OTTI on a debt security will be recognized                         investments.
                         as an allowance going forward, such that
                         improvements in expected future cash flows
                         after an impairment will no longer be reflected
                         as a prospective yield adjustment through net
                         investment income, but rather a reversal of the
                         previous impairment and recognized through
                         realized investment gains and losses.
---------------------------------------------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

  Annuities

     The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

  Life

     The Life segment consists of insurance products and services, including term, universal, whole and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

  Run-off

     The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

  Corporate & Other

     Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, long term care and workers compensation business reinsured through 100% quota share reinsurance agreements, and term life insurance sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss) attributable to Brighthouse Life Insurance Company and excludes net income (loss) attributable to noncontrolling interests.

   Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding (i) the impact of market volatility, which could distort trends, and (ii) businesses that have been or will be sold or exited by the Company, referred to as divested businesses.

   The following are significant items excluded from total revenues, net of income tax, in calculating adjusted earnings:

   .   Net investment gains (losses);

   . Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

   . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following are significant items excluded from total expenses, net of income tax, in calculating adjusted earnings:

   . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

   . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

   . Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above is calculated net of the statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2018, 2017 and 2016 and at December 31, 2018 and 2017. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the methods of capital allocation described below.

   Beginning in the first quarter of 2018, the Company changed the methodology for how capital is allocated to segments and, in some cases, products (the "Portfolio Realignment"). Segment investment and capitalization targets are now based on statutory oriented risk principles and metrics. Segment invested assets backing liabilities are based on net statutory liabilities plus excess capital. For the variable annuity business, the excess capital held is based on the target statutory total asset requirement consistent with the Company's variable annuity risk management strategy. For insurance businesses other than variable annuities, excess capital held is based on a percentage of required statutory risk-based capital ("RBC"). Assets in excess of those allocated to the segments, if any, are held in Corporate & Other. Segment net investment income reflects the performance of each segment's respective invested assets.

   Previously, invested assets held in the segments were based on net GAAP liabilities. Excess capital was retained in Corporate & Other and allocated to segments based on an internally developed statistics based capital model intended to capture the material risks to which the Company was exposed (referred to as "allocated equity"). Surplus assets in excess of the combined allocations to the segments were held in Corporate & Other with net investment income being credited back to the segments at a predetermined rate. Any excess or shortfall in net investment income from surplus assets was recognized in Corporate & Other.

   The Portfolio Realignment had no effect on the Company's consolidated net income (loss) attributable to Brighthouse Life Insurance Company or adjusted earnings, but it did impact segment results for the year ended December 31, 2018. It was not practicable to determine the impact of the Portfolio Realignment to adjusted earnings in prior periods; however, the Company estimates that pre-tax adjusted earnings in the Life segment for the year ended December 31, 2018 increased between $80 million and $100 million as a result of the change, with most of the offsetting impact in the Run-off segment. Impacts to the Annuities segment and Corporate & Other would not have been significantly different under the previous allocation method.

   In addition, the total assets recognized in the segments changed as a result of the Portfolio Realignment. Total assets (on a book value basis) in the Annuities and Life segments increased approximately $2 billion and approximately $3 billion, respectively, under the new allocation method. The Run-off segment and Corporate & Other experienced decreases in total assets of approximately $3 billion and approximately $2 billion, respectively, as a result of the Portfolio Realignment.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                                           Operating Results
                                                                         -----------------------------------------------------

                                                                                                         Corporate
                                                                         Annuities    Life     Run-off    & Other        Total
Year Ended December 31, 2018                                             ---------- -------- ----------  ---------  ----------
                                                                                             (In millions)
Pre-tax adjusted earnings............................................... $    1,179 $    211 $      (58) $    (229)     $1,103
Provision for income tax expense (benefit)..............................        201       43        (14)       (73)        157
                                                                         ---------- -------- ----------  ---------  ----------
Post-tax adjusted earnings..............................................        978      168        (44)      (156)        946
Less: Net income (loss) attributable to noncontrolling interests........         --       --         --          1           1
                                                                         ---------- -------- ----------  ---------  ----------
 Adjusted earnings...................................................... $      978 $    168 $      (44) $    (157)        945
                                                                         ========== ======== ==========  =========
Adjustments for:
Net investment gains (losses)...........................................                                                  (204)
Net derivative gains (losses)...........................................                                                   745
Other adjustments to net income.........................................                                                  (523)
Provision for income tax (expense) benefit..............................                                                     4
                                                                                                                    ----------
Net income (loss) attributable to Brighthouse Life Insurance Company....                                                $  967
                                                                                                                    ==========
Interest revenue........................................................ $    1,523 $    373 $    1,309  $      44
Interest expense........................................................ $       -- $     -- $       --  $       6

                                                                                                         Corporate &
 Balance at December 31, 2018                                            Annuities    Life     Run-off      Other      Total
-----------------------------------------------------------------------  ---------- --------- ---------- ----------- ----------
                                                                                             (In millions)
 Total assets........................................................... $  137,079 $  14,928 $   32,390  $   11,433 $  195,830
 Separate account assets................................................ $   88,138 $   1,732 $    1,641  $       -- $   91,511
 Separate account liabilities........................................... $   88,138 $   1,732 $    1,641  $       -- $   91,511

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                                          Operating Results
                                                                         --------------------------------------------------

                                                                                                      Corporate
 Year Ended December 31, 2017                                            Annuities   Life   Run-off    & Other        Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Pre-tax adjusted earnings..............................................  $  1,230 $   (68) $  (466)     $  (114)  $    582
 Provision for income tax expense (benefit).............................       323     (30)    (172)         338        459
                                                                         --------- -------  -------  -----------  ---------
 Post-tax adjusted earnings.............................................       907     (38)    (294)        (452)       123
 Less: Net income (loss) attributable to noncontrolling interests.......        --      --       --           --         --
                                                                         --------- -------  -------  -----------  ---------
  Adjusted earnings.....................................................  $    907 $   (38) $  (294)     $  (452)       123
                                                                          ======== =======  =======      =======
 Adjustments for:
 Net investment gains (losses)..........................................                                                (27)
 Net derivative gains (losses)..........................................                                             (1,468)
 Other adjustments to net income........................................                                               (708)
 Provision for income tax (expense) benefit.............................                                              1,197
                                                                                                                   --------
 Net income (loss) attributable to Brighthouse Life Insurance Company...                                           $   (883)
                                                                                                                   ========

 Interest revenue.......................................................  $  1,263 $   300  $ 1,399      $   142
 Interest expense.......................................................  $     -- $    (4) $    23      $    39

                                                                                                     Corporate &
 Balance at December 31, 2017                                            Annuities   Life   Run-off     Other       Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Total assets...........................................................  $149,920 $13,044  $36,719      $12,362   $212,045
 Separate account assets................................................  $105,140 $ 1,915  $ 3,101      $    --   $110,156
 Separate account liabilities...........................................  $105,140 $ 1,915  $ 3,101      $    --   $110,156

                                                                                          Operating Results
                                                                         --------------------------------------------------

                                                                                                      Corporate
 Year Ended December 31, 2016                                            Annuities   Life   Run-off    & Other      Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Pre-tax adjusted earnings..............................................  $  1,494 $     6  $  (249)     $    23   $  1,274
 Provision for income tax expense (benefit).............................       441      --      (90)         (10)       341
                                                                         --------- -------  -------  -----------  ---------
 Post-tax adjusted earnings.............................................     1,053       6     (159)          33        933
 Less: Net income (loss) attributable to noncontrolling interests.......        --      --       --           --         --
                                                                         --------- -------  -------  -----------  ---------
  Adjusted earnings.....................................................  $  1,053 $     6  $  (159)     $    33        933
                                                                          ======== =======  =======  ===========
 Adjustments for:
 Net investment gains (losses)..........................................                                                (67)
 Net derivative gains (losses)..........................................                                             (5,770)
 Other adjustments to net income........................................                                                 98
 Provision for income tax (expense) benefit.............................                                              2,031
                                                                                                                   --------
 Net income (loss) attributable to Brighthouse Life Insurance Company...                                           $ (2,775)
                                                                                                                   ========

 Interest revenue.......................................................  $  1,446 $   351  $ 1,411      $   197
 Interest expense.......................................................  $     -- $    --  $    60      $    67

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:

                                                                               Years Ended December 31,
                                                                       ---------------------------------------
                                                                           2018         2017          2016
                                                                       ------------ ------------  ------------
                                                                                    (In millions)
Annuities............................................................. $      3,921 $      3,721  $      4,423
Life..................................................................        1,160        1,036         1,036
Run-off...............................................................        2,112        2,148         2,313
Corporate & Other.....................................................          147          250           338
Adjustments...........................................................          782       (1,357)       (5,850)
                                                                       ------------ ------------  ------------
 Total................................................................ $      8,122 $      5,798  $      2,260
                                                                       ============ ============  ============

     The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                                                              Years Ended December 31,
                                                                       --------------------------------------
                                                                           2018         2017         2016
                                                                       ------------ ------------ ------------
                                                                                   (In millions)
Annuity products...................................................... $      2,662 $      2,729 $      3,411
Life insurance products...............................................        1,677        1,587        1,552
Other products........................................................            7            4           23
                                                                       ------------ ------------ ------------
 Total................................................................ $      4,346 $      4,320 $      4,986
                                                                       ============ ============ ============

   Substantially all of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any individual customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2018, 2017 and 2016.

3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South Carolina ("MRSC"), MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and BHNY to Brighthouse Life Insurance Company ("the Contribution Transactions"). The affiliated reinsurance companies were then merged into BRCD, and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion. The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

   Simultaneously with the Contribution Transactions, the following additional transactions occurred:

   . The existing reserve financing arrangements of the affiliated reinsurance companies with unaffiliated financial institutions were terminated and replaced with a single financing arrangement supported by a pool of highly rated third-party reinsurers. See Note 10.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

3. Organizational Changes (continued)


   . Invested assets held in trust totaling $3.4 billion were liquidated, of which $2.8 billion provided funding for MetLife, Inc.'s repayment of the associated collateral financing arrangement, and the remainder was remitted to MetLife, Inc. See Notes 7 and 11.

   . Loans outstanding to MetLife, Inc. totaling $1.1 billion were repaid in an exchange transaction that resulted in the satisfaction of $1.1 billion of surplus notes due to MetLife. See Notes 7 and 10.

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                                              December 31,
                                                                       ---------------------------
                                                                           2018          2017
                                                                       ------------- -------------
                                                                              (In millions)
Annuities............................................................. $      37,266 $      34,143
Life..................................................................         7,336         7,057
Run-off...............................................................        25,447        26,770
Corporate & Other.....................................................         7,597         7,534
                                                                       ------------- -------------
 Total................................................................ $      77,646 $      75,504
                                                                       ============= =============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

Assumptions for Future Policyholder Benefits and Policyholder Account Balances

   For non-participating term and whole-life insurance, assumptions for mortality and persistency are based upon the Company's experience. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%. The liability for single premium immediate annuities is based on the present value of expected future payments using the Company's experience for mortality assumptions, with interest rate assumptions used in establishing such liabilities ranging from 2% to 8%.

   Participating whole-life insurance uses an interest assumption based upon non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts, and also includes a liability for terminal dividends. Participating whole-life insurance represented 3% and 4% of the Company's life insurance in-force at December 31, 2018 and 2017, respectively, and 38%, 38% and 42% of gross traditional life insurance premiums for the years ended December 31, 2018, 2017 and 2016, respectively.

   The liability for future policyholder benefits for long-term disability (included in the Life segment) and long-term care insurance (included in the Run-off segment) includes assumptions based on the Company's experience for future morbidity, withdrawals and interest. Interest rate assumptions used for long-term disability in establishing such liabilities range from 4% to 7%. Claim reserves for these products include best estimate assumptions for claim terminations, expenses and interest. Interest rate assumptions used for establishing long-term care claim liabilities range from 3% to 7%.

   Policyholder account balances liabilities for deferred annuities and universal life insurance have interest credited rates ranging from 1% to 7%.

Guarantees

   The Company issues variable annuity contracts with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note 8.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   The assumptions for GMDBs and GMIBs included in future policyholder benefits include projected separate account rates of return, general account investment returns, interest crediting rates, mortality, in-force or persistency, benefit elections and withdrawals, and expenses to administer business. GMIBs also include an assumption for the percentage of the potential annuitizations that may be elected by the contract holder, while GMWBs include assumptions for withdrawals.

   The Company also has universal and variable life insurance contracts with secondary guarantees.

   See Note 1 for more information on GMDBs and GMIBs accounted for as insurance liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding policyholder account balances and embedded derivatives) relating to variable annuity contracts and universal and variable life insurance contracts was as follows:

                                                             Universal and
                                                                Variable
                                Variable Annuity Contracts   Life Contracts
                               ----------------------------  --------------
                                                               Secondary
                                   GMDBs          GMIBs        Guarantees         Total
                               ------------  --------------  --------------  --------------
                                                       (In millions)
Direct
Balance at January 1, 2016.... $        831  $        1,872  $        2,787  $        5,490
Incurred guaranteed benefits..          335             334             753           1,422
Paid guaranteed benefits......          (60)             --              --             (60)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..        1,106           2,206           3,540           6,852
Incurred guaranteed benefits..          367             344             692           1,403
Paid guaranteed benefits......          (57)             --              --             (57)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..        1,416           2,550           4,232           8,198
Incurred guaranteed benefits..          183             358             483           1,024
Paid guaranteed benefits......          (56)             --              --             (56)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $      1,543  $        2,908  $        4,715  $        9,166
                               ============  ==============  ==============  ==============
Net Ceded/(Assumed)
Balance at January 1, 2016.... $        (34) $          (28) $        1,007  $          945
Incurred guaranteed benefits..           44               9              98             151
Paid guaranteed benefits......          (55)             --              --             (55)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..          (45)            (19)          1,105           1,041
Incurred guaranteed benefits..           94             (28)           (159)            (93)
Paid guaranteed benefits......          (55)             --              --             (55)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..           (6)            (47)            946             893
Incurred guaranteed benefits..           48              (3)             18              63
Paid guaranteed benefits......          (54)             --              --             (54)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $        (12) $          (50) $          964  $          902
                               ============  ==============  ==============  ==============
Net
Balance at January 1, 2016.... $        865  $        1,900  $        1,780  $        4,545
Incurred guaranteed benefits..          291             325             655           1,271
Paid guaranteed benefits......           (5)             --              --              (5)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..        1,151           2,225           2,435           5,811
Incurred guaranteed benefits..          273             372             851           1,496
Paid guaranteed benefits......           (2)             --              --              (2)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..        1,422           2,597           3,286           7,305
Incurred guaranteed benefits..          135             361             465             961
Paid guaranteed benefits......           (2)             --              --              (2)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $      1,555  $        2,958  $        3,751  $        8,264
                               ============  ==============  ==============  ==============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


      Information regarding the Company's guarantee exposure was as follows at:

                                                                             December 31,
                                           -----------------------------------------------------------------------------
                                                             2018                                     2017
                                           ------------------------------------     ------------------------------------
                                                In the                At                 In the                At
                                             Event of Death       Annuitization       Event of Death       Annuitization
                                           ----------------     ---------------     ----------------     ---------------
                                                                         (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)...................      $    92,794         $    53,330         $    105,061         $    59,691
Separate account value....................      $    88,065         $    52,225         $    100,043         $    58,511
Net amount at risk........................      $    10,945 (4)     $     3,903 (5)     $      5,200 (4)     $     2,330 (5)
Average attained age of contract holders..         69 years            68 years             68 years            68 years

                                                      December 31,
                                               ---------------------------
                                                   2018          2017
                                               ------------- -------------
                                                  Secondary Guarantees
                                               ---------------------------
                                                  (Dollars in millions)
      Universal Life Contracts
      Total account value (3)................. $       6,099 $       6,244
      Net amount at risk (6).................. $      73,131 $      75,304
      Average attained age of policyholders...      65 years      64 years

      Variable Life Contracts
      Total account value (3)................. $         954 $       1,021
      Net amount at risk (6).................. $      13,040 $      13,848
      Average attained age of policyholders...      45 years      44 years

-------------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                  ----------------------------
                                      2018           2017
                                  ------------- --------------
                                         (In millions)
                 Fund Groupings:
                 Balanced........ $      58,258 $       54,729
                 Equity..........        22,292         43,685
                 Bond............         7,592          6,082
                 Money Market....            17            605
                                  ------------- --------------
                   Total......... $      88,159 $      105,101
                                  ============= ==============

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2018, 2017 and 2016, the Company issued $0, $0 and $1.4 billion, respectively, and repaid $6 million, $6 million and $3.4 billion, respectively, of such funding agreements. At December 31, 2018 and 2017, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $136 million and $141 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank ("FHLB") of Atlanta and holds common stock in certain regional banks in the FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2018 and 2017 were $64 million and $71 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Liabilities for FHLB funding agreements at both December 31, 2018 and 2017 were $595 million.

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the FHLBs.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

   Information regarding DAC and VOBA was as follows:

                                                                               Years Ended December 31,
                                                                       ----------------------------------------
                                                                           2018          2017          2016
                                                                       ------------  ------------  ------------
                                                                                     (In millions)
DAC:
Balance at January 1,................................................. $      5,015  $      5,667  $      5,066
Capitalizations.......................................................          319           256           330
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).......         (370)          127         1,371
Other expenses........................................................         (535)         (958)       (1,076)
                                                                       ------------  ------------  ------------
 Total amortization...................................................         (905)         (831)          295
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................           89           (77)          (24)
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................        4,518         5,015         5,667
                                                                       ------------  ------------  ------------
VOBA:
Balance at January 1,.................................................          608           672           711
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).......           (1)           (9)            2
Other expenses........................................................         (105)          (76)          (72)
                                                                       ------------  ------------  ------------
 Total amortization...................................................         (106)          (85)          (70)
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................           66            21            31
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................          568           608           672
                                                                       ------------  ------------  ------------
Total DAC and VOBA:
Balance at December 31,............................................... $      5,086  $      5,623  $      6,339
                                                                       ============  ============  ============

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                                             December 31,
                                                                       -------------------------
                                                                           2018         2017
                                                                       ------------ ------------
                                                                             (In millions)
Annuities............................................................. $      4,357 $      4,819
Life..................................................................          613          671
Run-off...............................................................            5            5
Corporate & Other.....................................................          111          128
                                                                       ------------ ------------
 Total................................................................ $      5,086 $      5,623
                                                                       ============ ============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                          2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
DSI:
Balance at January 1,................................................. $      411  $      432  $      515
Capitalization........................................................          2           2           3
Amortization..........................................................        (39)        (12)        (83)
Unrealized investment gains (losses)..................................         17         (11)         (3)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $      391  $      411  $      432
                                                                       ==========  ==========  ==========
VODA:
Balance at January 1,................................................. $      105  $      120  $      136
Amortization..........................................................        (14)        (15)        (16)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $       91  $      105  $      120
                                                                       ==========  ==========  ==========
Accumulated amortization.............................................. $      169  $      155  $      140
                                                                       ==========  ==========  ==========

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                                          VOBA        VODA
                                                                       ----------- -----------
                                                                            (In millions)
2019.................................................................. $        77 $        13
2020.................................................................. $        58 $        12
2021.................................................................. $        52 $        10
2022.................................................................. $        46 $         9
2023.................................................................. $        41 $         8

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by New England Life Insurance Company ("NELICO"), former affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


  Annuities and Life

     For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by NELICO. The Company cedes certain fixed rate annuities to unaffiliated third party reinsurers, and assumes certain index-linked annuities from an unaffiliated third party insurer. These reinsurance arrangements are structured on a coinsurance basis and are reported as deposit accounting.

     For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  Corporate & Other

     The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2018, the Company had $6.6 billion of reinsurance recoverables associated with its reinsured long-term care business. The reinsurer has established trust accounts for the Company's benefit to secure their obligations under the reinsurance agreements.

  Catastrophe Coverage

     The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  Reinsurance Recoverables

     The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2018 and 2017, were not significant.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $5.0 billion and $2.4 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2018 and 2017, respectively.

     At December 31, 2018, the Company had $12.3 billion of net ceded reinsurance recoverables with third-parties. Of this total, $10.9 billion, or 89%, were with the Company's five largest ceded reinsurers, including
  $3.8 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2017, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.9 billion, or 87%, were with the Company's five largest ceded reinsurers, including $1.4 billion of net ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                           Years Ended December 31,
                                                                       -------------------------------
                                                                            2018       2017       2016
                                                                       ---------  ---------  ---------
                                                                                (In millions)
Premiums
Direct premiums.......................................................   $ 1,640    $ 1,731    $ 2,226
Reinsurance assumed...................................................        12         13         81
Reinsurance ceded.....................................................      (783)      (916)    (1,127)
                                                                       ---------  ---------  ---------
 Net premiums.........................................................   $   869    $   828    $ 1,180
                                                                       =========  =========  =========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.........   $ 3,617    $ 3,653    $ 3,582
Reinsurance assumed...................................................       101        103        126
Reinsurance ceded.....................................................      (528)      (600)      (611)
                                                                       ---------  ---------  ---------
 Net universal life and investment-type product policy fees...........   $ 3,190    $ 3,156    $ 3,097
                                                                       =========  =========  =========
Other revenues
Direct other revenues.................................................   $   262    $   260    $   271
Reinsurance assumed...................................................         2         29         89
Reinsurance ceded.....................................................        23         47        349
                                                                       ---------  ---------  ---------
 Net other revenues...................................................   $   287    $   336    $   709
                                                                       =========  =========  =========
Policyholder benefits and claims
Direct policyholder benefits and claims...............................   $ 4,724    $ 5,080    $ 6,101
Reinsurance assumed...................................................        75         89        127
Reinsurance ceded.....................................................    (1,619)    (1,575)    (2,490)
                                                                       ---------  ---------  ---------
 Net policyholder benefits and claims.................................   $ 3,180    $ 3,594    $ 3,738
                                                                       =========  =========  =========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                 December 31,
                                                   -------------------------------------------------------------------------
                                                                   2018                                 2017
                                                   ------------------------------------ ------------------------------------
                                                                                Total                                Total
                                                                               Balance                              Balance
                                                    Direct   Assumed   Ceded    Sheet    Direct   Assumed   Ceded    Sheet
                                                   -------- --------  -------- -------- -------- --------  -------- --------
                                                                                 (In millions)
Assets
Premiums, reinsurance and other receivables....... $    384   $   60  $ 12,669 $ 13,113 $    367  $    43  $ 12,508 $ 12,918
Liabilities
Policyholder account balances..................... $ 37,586   $1,744  $     -- $ 39,330 $ 36,359  $   710  $     -- $ 37,069
Other policy-related balances..................... $  1,051   $1,677  $     -- $  2,728 $  1,037  $ 1,683  $     -- $  2,720
Other liabilities................................. $  2,804   $   (4) $    655 $  3,455 $  3,724  $    (6) $    701 $  4,419

   Effective December 1, 2016, the Company terminated two agreements with a third-party reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in DAC and VOBA of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were both $1.4 billion at December 31, 2018 and 2017. The deposit liabilities on reinsurance were $1.4 billion and $445 million at December 31, 2018 and 2017, respectively.

  Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain MetLife, Inc. subsidiaries, including MLIC, Metropolitan Tower Life Insurance Company, MetLife Reinsurance Company of Vermont ("MRV") and American Life Insurance Company, all of which were related parties until the completion of the MetLife Divestiture.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Premiums
Reinsurance assumed...................................................      $   7       $  13       $  35
Reinsurance ceded.....................................................       (201)       (537)       (766)
                                                                       ----------  ----------  ----------
 Net premiums.........................................................      $(194)      $(524)      $(731)
                                                                       ==========  ==========  ==========
Universal life and investment-type product policy fees
Reinsurance assumed...................................................      $  51       $ 103       $ 126
Reinsurance ceded.....................................................          1         (14)        (60)
                                                                       ----------  ----------  ----------
 Net universal life and investment-type product policy fees...........      $  52       $  89       $  66
                                                                       ==========  ==========  ==========
Other revenues
Reinsurance assumed...................................................      $   2       $  29       $  59
Reinsurance ceded.....................................................         18          44         348
                                                                       ----------  ----------  ----------
 Net other revenues...................................................      $  20       $  73       $ 407
                                                                       ==========  ==========  ==========
Policyholder benefits and claims
Reinsurance assumed...................................................      $  52       $  87       $  90
Reinsurance ceded.....................................................       (178)       (420)       (737)
                                                                       ----------  ----------  ----------
 Net policyholder benefits and claims.................................      $(126)      $(333)      $(647)
                                                                       ==========  ==========  ==========

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                                                     December 31,
                                                                       -----------------------------------------
                                                                               2018                 2017
                                                                       -------------------- --------------------
                                                                         Assumed      Ceded   Assumed      Ceded
                                                                       ---------  --------- ---------  ---------
                                                                                     (In millions)
Assets
Premiums, reinsurance and other receivables...........................      $ 21        $--    $   34     $3,254
Liabilities
Policyholder account balances.........................................      $386        $--    $  436     $   --
Other policy-related balances.........................................      $ 14        $--    $1,683     $   --
Other liabilities.....................................................      $(38)       $--    $   (8)    $  401

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The Company assumes risks from NELICO related to guaranteed minimum benefits written directly by the cedent. The assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the agreements are included within policyholder account balances and were $386 million and $436 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivatives were $53 million, $67 million and $6 million for the years ended December 31, 2018, 2017 and 2016, respectively. In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. At the time of the novation and assignment, the transaction resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of $68 million. The Company recognized no gain or loss as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. The ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $0 and $2 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivatives were less than $1 million, ($126) million, and $46 million for the years ended
December 31, 2018, 2017 and 2016, respectively.

   In May 2017, the Company recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million. The Company recognized a gain of $17 million, net of income tax, as a result of this reinsurance termination.

   The Company previously assumed risks from MLIC related to guaranteed minimum benefits written directly by MLIC. The assumed reinsurance agreement contained embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). The embedded derivatives associated with the agreement are recorded within policyholder account balances and was zero at both December 31, 2018 and 2017. Net derivative gains (losses) associated with the embedded derivatives were $0, $110 million and ($27) million for the years ended December 31, 2018, 2017 and 2016, respectively. In January 2017, MLIC recaptured these risks which resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017. The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to MLIC. This recapture resulted in a decrease in cash and cash equivalents of $150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27 million, a decrease in premiums, reinsurance and other receivables of $94 million and a decrease in other liabilities of $158 million. The Company recognized a gain of $24 million, net of income tax, as a result of this recapture.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933 million and increase in DAC of $23 million, offset by a decrease in premiums, reinsurance and other receivables of $923 million. The Company recognized a gain of $22 million, net of income tax, as a result of this recapture.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $0 and $2.5 billion of unsecured related party reinsurance recoverable balances at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $0 and $1.3 billion at December 31, 2018 and 2017, respectively. The deposit liabilities on related party reinsurance were $174 million and $198 million at December 31, 2018 and 2017, respectively.

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

   The following table presents the fixed maturity securities AFS by sector at:

                                   December 31, 2018                             December 31, 2017
                     --------------------------------------------- ---------------------------------------------
                                   Gross Unrealized                              Gross Unrealized
                               ------------------------                      ------------------------
                                                  OTTI   Estimated                              OTTI   Estimated
                     Amortized         Temporary Losses    Fair    Amortized         Temporary Losses    Fair
                       Cost     Gains   Losses    (1)      Value     Cost     Gains   Losses    (1)      Value
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
                                                            (In millions)
Fixed maturity
 securities: (2)
U.S. corporate......  $ 23,902 $   816   $   659  $  --   $ 24,059  $ 20,647 $ 1,822    $   89  $  --  $  22,380
U.S. government and
 agency.............     7,503   1,251       110     --      8,644    14,185   1,844       116     --     15,913
RMBS................     8,309     246       122     (2)     8,435     7,588     283        57     (3)     7,817
Foreign corporate...     8,044     157       306     --      7,895     6,457     376        62     --      6,771
CMBS................     5,177      42        87     (1)     5,133     3,259      48        17     (1)     3,291
State and political
 subdivision........     3,202     399        15     --      3,586     3,573     532         6      1      4,098
ABS.................     2,120      13        22     --      2,111     1,779      19         2     --      1,796
Foreign government..     1,415     101        31     --      1,485     1,111     159         3     --      1,267
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
 Total fixed
   maturity
   securities.......  $ 59,672 $ 3,025   $ 1,352  $  (3)  $ 61,348  $ 58,599 $ 5,083    $  352  $  (3) $  63,333
                     ========= ======= ========= ======  ========= ========= ======= ========= ======  =========

--------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

(2) Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities. Included within fixed maturity securities are Structured Securities.

   The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million and $3 million with unrealized gains (losses) of less than $1 million and ($2) million at December 31, 2018 and 2017, respectively.

Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2018:

                                                          Due After Five
                                            Due After One     Years                                Total Fixed
                                Due in One  Year Through   Through Ten   Due After Ten Structured   Maturity
                               Year or Less  Five Years       Years          Years     Securities  Securities
                               ------------ ------------- -------------- ------------- ----------- -----------
                                                                (In millions)
Amortized cost................ $      1,512  $      7,643  $      11,380 $      23,531 $    15,606 $    59,672
Estimated fair value.......... $      1,512  $      7,661  $      11,170 $      25,326 $    15,679 $    61,348

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                            December 31, 2018                              December 31, 2017
                               ---------------------------------------------- -----------------------------------------------
                                                     Equal to or Greater than                        Equal to or Greater than
                                Less than 12 Months        12 Months           Less than 12 Months         12 Months
                               --------------------- ------------------------ ---------------------- ------------------------
                               Estimated    Gross     Estimated     Gross      Estimated    Gross     Estimated     Gross
                                 Fair     Unrealized    Fair      Unrealized     Fair     Unrealized    Fair      Unrealized
                                 Value     Losses      Value       Losses       Value      Losses      Value        Losses
                               --------- ----------- ----------  -----------  ---------- ----------- ----------   ----------
                                                                 (Dollars in millions)
Fixed maturity securities:
U.S. corporate................ $  10,450        $465     $2,290         $194   $   1,762         $21 $    1,413   $       68
U.S. government and agency....       359           7      1,355          103       4,764          36      1,573           80
RMBS..........................     1,550          21      2,567           99       2,308          13      1,292           41
Foreign corporate.............     3,916         199        746          107         636           8        559           54
CMBS..........................     2,264          52        800           34         603           6        335           10
State and political
 subdivision..................       346           7        158            8         171           3        106            4
ABS...........................     1,407          21         70            1         165          --         75            2
Foreign government............       520          25        132            6         152           2         50            1
                               --------- ----------- ----------  -----------  ---------- ----------- ----------   ----------
 Total fixed maturity
   securities................. $  20,812        $797     $8,118         $552   $  10,561         $89 $    5,403   $      260
                               ========= =========== ==========  ===========  ========== =========== ==========   ==========
Total number of securities in
 an unrealized loss position..     2,988                  1,022                      903                    619
                               =========                 ======                =========               ==========

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     For securities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2018.

      Gross unrealized losses on fixed maturity securities increased
   $1.0 billion during the year ended December 31, 2018 to $1.3 billion. The increase in gross unrealized losses for the year ended December 31, 2018, was primarily attributable to increasing longer-term interest rates and widening credit spreads.

      At December 31, 2018, $11 million of the total $1.3 billion of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at:

                                                           December 31,
                                         ------------------------------------------------
                                                   2018                     2017
                                         -----------------------  -----------------------
                                             Carrying    % of         Carrying    % of
                                            Value          Total     Value          Total
                                         ------------  ---------  ------------  ---------
                                                       (Dollars in millions)
Mortgage loans:
Commercial..............................      $ 8,502       62.6%      $ 7,348       69.0%
Agricultural............................        2,874       21.1         2,200       20.7
Residential.............................        2,276       16.7         1,138       10.7
                                         ------------  ---------  ------------  ---------
 Subtotal (1)...........................       13,652      100.4        10,686      100.4
Valuation allowances (2)................          (56)      (0.4)          (46)      (0.4)
                                         ------------  ---------  ------------  ---------
 Total mortgage loans, net..............      $13,596      100.0%      $10,640      100.0%
                                         ============  =========  ============  =========

----------

(1) Purchases of mortgage loans from third parties were $1.9 billion and $420 million for the years ended December 31, 2018 and 2017, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation (non-specific loan related).

     Information on commercial, agricultural and residential mortgage loans is presented in the tables below.

  Valuation Allowance Methodology

     Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


  Credit Quality of Commercial Mortgage Loans

      The credit quality of commercial mortgage loans was as follows at:

                                          Recorded Investment
                       --------------------------------------------------------
                           Debt Service Coverage Ratios                            Estimated
                       -------------------------------------             % of       Fair       % of
                          > 1.20x   1.00x - 1.20x    < 1.00x     Total    Total     Value       Total
                       ---------- --------------- ---------- --------- --------  ----------- --------
                                                    (Dollars in millions)
December 31, 2018
Loan-to-value ratios:
Less than 65%.........     $7,444            $ 89        $34    $7,567     89.0%      $7,642     89.0%
65% to 75%............        762              --         24       786      9.2          797      9.3
76% to 80%............        141              --          8       149      1.8          145      1.7
Greater than 80%......         --              --         --        --       --           --       --
                       ---------- --------------- ---------- --------- --------  ----------- --------
  Total...............     $8,347            $ 89        $66    $8,502    100.0%      $8,584    100.0%
                       ========== =============== ========== ========= ========  =========== ========
December 31, 2017
Loan-to-value ratios:
Less than 65%.........     $6,282            $293        $33    $6,608     90.0%      $6,769     90.2%
65% to 75%............        642              --         14       656      8.9          658      8.7
76% to 80%............         42              --          9        51      0.7           50      0.7
Greater than 80%......         --               9         24        33      0.4           30      0.4
                       ---------- --------------- ---------- --------- --------  ----------- --------
  Total...............     $6,966            $302        $80    $7,348    100.0%      $7,507    100.0%
                       ========== =============== ========== ========= ========  =========== ========

  Credit Quality of Agricultural Mortgage Loans

      The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                              ------------------------------------------
                                      2018                  2017
                              --------------------  --------------------
                                Recorded    % of      Recorded    % of
                                Investment   Total    Investment   Total
                              ------------ -------  ------------ -------
                                         (Dollars in millions)
       Loan-to-value ratios:
       Less than 65%.........       $2,551    88.8%       $2,039    92.7%
       65% to 75%............          322    11.2           161     7.3
       76% to 80%............            1      --            --      --
                              ------------ -------  ------------ -------
         Total...............       $2,874   100.0%       $2,200   100.0%
                              ============ =======  ============ =======

      The estimated fair value of agricultural mortgage loans was $2.9 billion and $2.2 billion at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


  Credit Quality of Residential Mortgage Loans

      The credit quality of residential mortgage loans was as follows at:

                                                      December 31,
                         ----------------------------------------------------------------------
                                        2018                                2017
                         ----------------------------------  ----------------------------------
                           Recorded Investment   % of Total    Recorded Investment   % of Total
                         --------------------- ------------  --------------------- ------------
                                                  (Dollars in millions)
Performance indicators:
Performing..............                $2,240         98.4%                $1,106         97.2%
Nonperforming...........                    36          1.6                     32          2.8
                         --------------------- ------------  --------------------- ------------
  Total.................                $2,276        100.0%                $1,138        100.0%
                         ===================== ============  ===================== ============

     The estimated fair value of residential mortgage loans was $2.3 billion and $1.2 billion at December 31, 2018 and 2017, respectively.

  Past Due, Nonaccrual and Modified Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
  December 31, 2018 and 2017. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2018 or 2017. The Company had one agricultural mortgage loan past due of less than $1 million at December 31, 2018.The recorded investment of residential mortgage loans past due and in nonaccrual status was $36 million and $32 million at December 31, 2018 and 2017, respectively. During the years ended December 31, 2018 and 2017, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values comprise over 80% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values and see "-- Related Party Investment Transactions" for information regarding loans to affiliates. Other invested assets also includes tax credit and renewable energy partnerships, leveraged leases and FHLB stock.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $2.8 billion and $1.0 billion at December 31, 2018 and 2017, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2018      2017      2016
                                                             --------  --------  --------
                                                                     (In millions)
Fixed maturity securities...................................   $1,679   $ 4,724   $ 2,601
Equity securities...........................................       --        39        32
Derivatives.................................................      253       231       397
Short-term investments......................................       --        --       (42)
Other.......................................................      (15)       (8)       59
                                                             --------  --------  --------
 Subtotal...................................................    1,917     4,986     3,047
                                                             --------  --------  --------
Amounts allocated from:
Future policy benefits......................................     (885)   (2,370)     (922)
DAC, VOBA and DSI...........................................      (90)     (262)     (195)
                                                             --------  --------  --------
 Subtotal...................................................     (975)   (2,632)   (1,117)
                                                             --------  --------  --------
Deferred income tax benefit (expense).......................     (198)     (494)     (653)
                                                             --------  --------  --------
 Net unrealized investment gains (losses)...................   $  744   $ 1,860   $ 1,277
                                                             ========  ========  ========

   The changes in net unrealized investment gains (losses) were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2018      2017      2016
                                                             --------  --------  --------
                                                                     (In millions)
Balance, December 31,.......................................  $ 1,860   $ 1,277    $1,620
Unrealized investment gains (losses) change due to
 cumulative effect, net of income tax (1)...................      (79)       --        --
                                                             --------  --------  --------
Balance at January 1,.......................................    1,781     1,277     1,620
Unrealized investment gains (losses) during the year........   (2,990)    1,939       284
Unrealized investment gains (losses) relating to:
Future policy benefits......................................    1,485    (1,448)     (796)
DAC, VOBA and DSI...........................................      172       (67)        4
Deferred income tax benefit (expense).......................      296       159       165
                                                             --------  --------  --------
Balance at December 31,.....................................  $   744   $ 1,860    $1,277
                                                             ========  ========  ========
 Change in net unrealized investment gains (losses).........  $(1,037)  $   583    $ (343)
                                                             ========  ========  ========

-------------
(1) See Note 1 for more information related to the cumulative effect of change in accounting principle and other.

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2018 and 2017.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Securities Lending

   Elements of the securities lending program are presented below at:

                                                                 December 31,
                                                             ---------------------
                                                                   2018       2017
                                                             ---------- ----------
                                                                 (In millions)
Securities on loan: (1)
 Amortized cost.............................................     $3,056     $3,085
 Estimated fair value.......................................     $3,628     $3,748
Cash collateral received from counterparties (2)............     $3,646     $3,791
Security collateral received from counterparties (3)........     $   55     $   29
Reinvestment portfolio -- estimated fair value..............     $3,658     $3,823

--------

(1)  Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                  December 31, 2018                      December 31, 2017
                                         -------------------------------------- ------------------------------------
                                         Remaining Tenor of Securities          Remaining Tenor of Securities
                                             Lending Agreements                     Lending Agreements
                                         -----------------------------          ---------------------------
                                                     1 Month  1 to 6                         1 Month  1 to 6
                                          Open (1)  or Less    Months     Total  Open (1)   or Less    Months    Total
                                         ---------  --------  -------  -------- ---------   -------- -------- --------
                                                                      (In millions)
U.S. government and agency..............    $1,474    $1,823     $349    $3,646    $1,626       $964   $1,201   $3,791

-------------

(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2018 was $1.4 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. and foreign corporate securities, ABS, U.S. government and agency securities, and non-agency RMBS) with 57% invested in agency RMBS, cash equivalents, U.S. government and agency securities or held in cash at December 31, 2018. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                                               December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Invested assets on deposit (regulatory deposits) (1)......................................    $ 8,172    $ 8,259
Invested assets held in trust (reinsurance agreements) (2)................................      3,455      2,634
Invested assets pledged as collateral (3).................................................      3,340      3,199
                                                                                           ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral...............    $14,967    $14,092
                                                                                           ========== ==========

--------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policy holder liabilities, of which $55 million and $34 million of the assets on deposit balance represents restricted cash at December 31, 2018 and 2017, respectively.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $87 million and $42 million of the assets held in trust balance represents restricted cash at December 31, 2018 and 2017, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI investments had an outstanding principal and interest balance of $1.1 billion and $1.2 billion at December 31, 2018 and 2017, respectively, which represents the contractually required principal and accrued interest, whether or not currently due; and a carrying value (estimated fair value of the investments plus accrued interest) of $860 million and $1.0 billion at December 31, 2018 and 2017, respectively. Accretion of accretable yield on PCI investments recognized in earnings were $62 million and $67 million for the years ended December 31, 2018 and 2017, respectively. Purchases of PCI investments were insignificant in both of the years ended December 31, 2018 and 2017.

Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.3 billion at December 31, 2018. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.5 billion at December 31, 2018. The Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2018 and 2017. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2018, 2017 and 2016. Aggregate total assets of these entities totaled $344.6 billion and $328.9 billion at December 31, 2018 and 2017, respectively. Aggregate total liabilities of these entities totaled
$30.1 billion and $39.8 billion at December 31, 2018 and 2017, respectively. Aggregate net income (loss) of these entities totaled $33.3 billion, $36.2 billion and $21.3 billion for the years ended December 31, 2018, 2017 and 2016, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

     The Company has invested in legal entities that are variable interest entities ("VIEs"). VIEs are consolidated when the investor is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits that could potentially be significant to the VIE.

     There were no material VIEs for which the Company has concluded that it is the primary beneficiary at both December 31, 2018 or 2017.

     The Company's investments in unconsolidated VIEs are described below.

  Fixed Maturity Securities

     The Company invests in U.S. corporate bonds, foreign corporate bonds, and Structured Securities, which include RMBS, ABS and CMBS, issued by VIEs. The Company is not obligated to provide any financial or other support to these VIEs, other than the original investment. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the service, special servicer, or investment manager, which are generally viewed as having the power to direct the activities that most significantly impact the economic performance of the VIE, nor does the Company function in any of these roles. The Company does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity; as a result, the Company has determined it is not the primary beneficiary, or consolidator, of the VIE. The Company's maximum exposure to loss on these fixed maturity securities is limited to the amortized cost of these investments. See "-- Fixed Maturity Securities AFS" for information on these securities.

  Joint Ventures and Limited Partnerships

     The Company holds investments in certain joint ventures and limited partnerships which are VIEs. These ventures include real estate joint ventures, private equity funds, hedge funds, and to a lesser extent tax credit and renewable energy partnerships. The Company is not considered the primary beneficiary, or consolidator, when its involvement takes the form of a limited partner interest and is restricted to a role of a passive investor, as a limited partner's interest does not provide the Company with any substantive kick-out or participating rights, nor does it provide the Company with the power to direct the activities of the fund. The Company's maximum exposure to loss on these investments is limited to: (i) the amount invested in debt or equity of the VIE and (ii) commitments to the VIE, as described in
  Note 14.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


                                                                               December 31,
                                                             -------------------------------------------------
                                                                       2018                     2017
                                                             ------------------------ ------------------------
                                                                              Maximum                  Maximum
                                                                 Carrying  Exposure       Carrying  Exposure
                                                                Amount    to Loss (1)    Amount    to Loss (1)
                                                             ------------ ----------- ------------ -----------
                                                                               (In millions)
Fixed maturity securities...................................      $12,848     $12,848      $11,637     $11,637
Joint ventures and limited partnerships.....................        1,743       3,130        1,580       2,539
                                                             ------------ ----------- ------------ -----------
 Total......................................................      $14,591     $15,978      $13,217     $14,176
                                                             ============ =========== ============ ===========

Net Investment Income

   The components of net investment income were as follows:

                                                                 Years Ended December 31,
                                                             --------------------------------
                                                                   2018       2017       2016
                                                             ---------- ---------- ----------
                                                                      (In millions)
Investment income:
Fixed maturity securities...................................     $2,499     $2,347     $2,567
Equity securities...........................................          7          9         14
Mortgage loans..............................................        538        450        405
Policy loans................................................         62         49         54
Real estate joint ventures..................................         47         53         32
Other limited partnership interests.........................        211        182        163
Cash, cash equivalents and short-term investments...........         26         30         20
Other.......................................................         38         28         29
                                                             ---------- ---------- ----------
 Subtotal...................................................      3,428      3,148      3,284
Less: Investment expenses...................................        193        175        173
                                                             ---------- ---------- ----------
 Net investment income......................................     $3,235     $2,973     $3,111
                                                             ========== ========== ==========

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

     The components of net investment gains (losses) were as follows:

                                                                                             Years Ended December 31,
                                                                                           ----------------------------
                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
                                                                                                   (In millions)
Total gains (losses) on fixed maturity securities:
 OTTI losses on fixed maturity securities recognized in earnings..........................    $  --      $ (1)     $(22)
 Fixed maturity securities -- net gains (losses) on sales and disposals...................     (178)      (25)      (28)
                                                                                           --------  --------  --------
   Total gains (losses) on fixed maturity securities......................................     (178)      (26)      (50)
                                                                                           --------  --------  --------
Total gains (losses) on equity securities:
 OTTI losses on equity securities recognized in earnings..................................       --        (4)       (2)
 Equity securities -- Mark to market and net gains (losses) on sales and disposals........      (16)       26        10
                                                                                           --------  --------  --------
   Total gains (losses) on equity securities..............................................      (16)       22         8
                                                                                           --------  --------  --------
Mortgage loans............................................................................      (13)       (9)        5
Real estate joint ventures................................................................       42         4       (34)
Other limited partnership interests.......................................................       (2)      (11)       (7)
Other.....................................................................................      (37)       (7)       11
                                                                                           --------  --------  --------
     Total net investment gains (losses)..................................................    $(204)     $(27)     $(67)
                                                                                           ========  ========  ========

     See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

  Sales or Disposals and Impairments of Fixed Maturity Securities

     Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                                  Years Ended December 31,
                                                             ----------------------------------
                                                                   2018        2017        2016
                                                             ----------  ----------  ----------
                                                                  Fixed Maturity Securities
                                                             ----------------------------------
                                                                        (In millions)
Proceeds....................................................    $11,159     $11,974     $39,210
                                                             ==========  ==========  ==========
Gross investment gains......................................    $   101     $    58     $   253
Gross investment losses.....................................       (279)        (83)       (281)
OTTI losses.................................................         --          (1)        (22)
                                                             ----------  ----------  ----------
 Net investment gains (losses)..............................    $  (178)    $   (26)    $   (50)
                                                             ==========  ==========  ==========

Related Party Investment Transactions

   The Company previously transferred invested assets, primarily consisting of fixed maturity securities, to former affiliates. The estimated fair value of invested assets transferred to former affiliates was $0, $292 million and $1.5 billion for the years ended December 31, 2018, 2017, and 2016, respectively. The amortized cost of invested assets transferred to former affiliates was $0, $294 million and $1.4 billion for the years ended
December 31, 2018, 2017, and 2016, respectively. The net investment gains (losses) recognized on transfers of invested assets to former affiliates was $0, ($2) million and $27 million for the years ended December 31, 2018, 2017, and 2016, respectively. The Company received transfers of invested assets from former affiliates with an estimated fair value of $0, $0 and $5.6 billion for the year ended December 31, 2018, 2017, and 2016, respectively. Additionally, the Company received transfers of invested assets from an affiliate with an estimated fair value of $370 million for the year ended December 31, 2018.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   In April 2016 and in November 2016, the Company received transfers of investments and cash and cash equivalents of $5.2 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate. See Note 6 for additional information related to these transfers.

   At December 31, 2016, the Company had $1.1 billion of loans due from MetLife, Inc., which were included in other invested assets. These loans were carried at fixed interest rates of 4.21% and 5.10%, payable semiannually, and were due on September 30, 2032 and December 31, 2033, respectively. In April 2017, these loans were satisfied in a non-cash exchange for $1.1 billion of notes due to MetLife, Inc. See Notes 3 and 10.

   In January 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. The Company transferred invested assets and cash and cash equivalents. See Note 6 for additional information related to the transfer.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets. This sale resulted in an increase in additional paid-in capital of $202 million in the first quarter of 2017.

   The Company receives investment administrative services from MetLife Investment Advisors, LLC, which was considered a related party investment manager until the completion of the MetLife Divestiture. The related investment administrative service charges were $49 million, $93 million and $98 million for the years ended December 31, 2018, 2017 and 2016, respectively. All of the charges reported as related party activity in 2018 occurred prior to the MetLife Divestiture. See Note 1 regarding the MetLife Divestiture.

8. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

  Interest Rate Derivatives

     The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, interest rate total return swaps, caps, floors, swaptions and futures.

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

     Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a floating rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


     The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

     In exchange-traded interest rate Treasury futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate Treasury futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

     Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

  Foreign Currency Exchange Rate Derivatives

     The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

     To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

  Credit Derivatives

     The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

     The Company enters into written credit default swaps to create synthetic credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  Equity Derivatives

     The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts and to pledge initial margin based on futures exchange requirements. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

     In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a floating rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to create synthetic investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                            -----------------------------------------------------------------
                                                                         2018                             2017
                                                            ------------------------------- ---------------------------------
                                                                      Estimated Fair Value             Estimated Fair Value
                                                                      ---------------------           -----------------------
                                                             Gross                           Gross
                                                            Notional                        Notional
                           Primary Underlying Risk Exposure  Amount    Assets   Liabilities  Amount      Assets   Liabilities
                         ---------------------------------- --------- -------- ------------ --------- --------- -------------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
Interest rate swaps.....     Interest rate                  $      -- $     --       $   -- $     175   $    44        $   --
                                                            --------- -------- ------------ --------- --------- -------------
Cash flow hedges:
Interest rate swaps.....     Interest rate                         --       --           --        27         5            --
Foreign currency swaps..     Foreign currency exchange rate     2,461      200           30     1,762        86            75
                                                            --------- -------- ------------ --------- --------- -------------
 Subtotal.................................................      2,461      200           30     1,789        91            75
                                                            --------- -------- ------------ --------- --------- -------------
 Total qualifying hedges..................................      2,461      200           30     1,964       135            75
                                                            --------- -------- ------------ --------- --------- -------------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments
Interest rate swaps.....     Interest rate                     10,747      528          558    20,213       922           774
Interest rate caps......     Interest rate                      3,350       21           --     2,671         7            --
Interest rate futures...     Interest rate                         53       --           --       282         1            --
Interest rate options...     Interest rate                     17,168      168           61    24,600       133            63
Foreign currency swaps..     Foreign currency exchange rate     1,398       99           18     1,103        69            41
Foreign currency
 forwards...............     Foreign currency exchange rate       125       --           --       130        --             2
Credit default swaps --
 purchased..............     Credit                                98        3           --        65        --             1
Credit default swaps --
 written................     Credit                             1,798       14            3     1,878        40            --
Equity futures..........     Equity market                        169       --           --     2,713        15            --
Equity index options....     Equity market                     45,815    1,372        1,207    47,066       794         1,664
Equity variance swaps...     Equity market                      5,574       80          232     8,998       128           430
Equity total return
 swaps..................     Equity market                      3,920      280            3     1,767        --            79
                                                            --------- -------- ------------ --------- --------- -------------
 Total non-designated or nonqualifying derivatives........     90,215    2,565        2,082   111,486     2,109         3,054
                                                            --------- -------- ------------ --------- --------- -------------
 Total....................................................  $  92,676 $  2,765       $2,112 $ 113,450   $ 2,244        $3,129
                                                            ========= ======== ============ ========= ========= =============

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2018 and 2017. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents earned income on derivatives:

                                                       Years Ended December 31,
                                                   --------------------------------
                                                         2018       2017       2016
                                                   ---------- ---------- ----------
                                                            (In millions)
Qualifying hedges:
Net investment income.............................       $ 27       $ 21       $ 19
Nonqualifying hedges:
Net derivative gains (losses).....................        166        314        460
Policyholder benefits and claims..................         --          8         16
                                                   ---------- ---------- ----------
 Total............................................       $193       $343       $495
                                                   ========== ========== ==========

   The following tables present the amount and location of gains (losses) recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses):

                                                                      Year Ended December 31, 2018
                                                 ----------------------------------------------------------------------
                                                                        Net
                                                                    Derivative
                                                        Net            Gains
                                                    Derivative       (Losses)                                  Amount
                                                       Gains        Recognized       Net                      of Gains
                                                     (Losses)           for        Investment   Policyholder  (Losses)
                                                  Recognized for      Hedged        Income     Benefits and   deferred
                                                   Derivatives (1)    Items (2)      (3)        Claims (4)      in AOCI
                                                 -----------------  -----------  ------------ --------------  ---------
                                                                              (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
  Interest rate derivatives.....................             $ (12)         $12           $--            $--       $ --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total fair value hedges.....................               (12)          12            --             --         --
                                                 -----------------  -----------  ------------ --------------  ---------
Cash flow hedges (5):
  Interest rate derivatives.....................               129           (1)            5             --         (5)
  Foreign currency exchange rate derivatives....                --           (1)           --             --        161
                                                 -----------------  -----------  ------------ --------------  ---------
    Total cash flow hedges......................               129           (2)            5             --        156
                                                 -----------------  -----------  ------------ --------------  ---------
Derivatives Not Designated or Not Qualifying as
Hedging Instruments:
  Interest rate derivatives.....................              (736)          --            --             --         --
  Foreign currency exchange rate derivatives....                65           (7)           --             --         --
  Credit derivatives............................               (19)          --            --             --         --
  Equity derivatives............................               570           --            --             --         --
  Embedded derivatives..........................               579           --            --             (8)        --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total non-qualifying hedges.................               459           (7)           --             (8)        --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total.......................................             $ 576          $ 3           $ 5            $(8)      $156
                                                 =================  ===========  ============ ==============  =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                      Year Ended December 31, 2017
                                                 ---------------------------------------------------------------------
                                                                        Net
                                                                    Derivative
                                                        Net            Gains
                                                    Derivative       (Losses)                                 Amount
                                                       Gains        Recognized       Net                     of Gains
                                                     (Losses)           for       Investment   Policyholder  (Losses)
                                                  Recognized for      Hedged       Income     Benefits and   deferred
                                                   Derivatives (1)    Items (2)      (3)       Claims (4)      in AOCI
                                                 -----------------  -----------  -----------  -------------  ---------
                                                                             (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
  Interest rate derivatives.....................           $     2         $ (2)         $--          $  --      $  --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total fair value hedges.....................                 2           (2)          --             --         --
                                                 -----------------  -----------  -----------  -------------  ---------
Cash flow hedges (5):
  Interest rate derivatives.....................                --           --            6             --          1
  Foreign currency exchange rate derivatives....                 8           (9)          --             --       (153)
                                                 -----------------  -----------  -----------  -------------  ---------
    Total cash flow hedges......................                 8           (9)           6             --       (152)
                                                 -----------------  -----------  -----------  -------------  ---------
Derivatives Not Designated or Not Qualifying as
Hedging Instruments:
  Interest rate derivatives.....................              (325)          --           --              8         --
  Foreign currency exchange rate derivatives....               (98)         (32)          --             --         --
  Credit derivatives............................                21           --           --             --         --
  Equity derivatives............................            (2,584)          --           (1)          (341)        --
  Embedded derivatives..........................             1,237           --           --            (16)        --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total non-qualifying hedges.................            (1,749)         (32)          (1)          (349)        --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total.......................................           $(1,739)        $(43)         $ 5          $(349)     $(152)
                                                 =================  ===========  ===========  =============  =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                         Year Ended December 31, 2016
                                                        ---------------------------------------------------------------
                                                                            Net
                                                                         Derivative
                                                              Net          Gains
                                                          Derivative      (Losses)                              Amount
                                                             Gains       Recognized     Net                    of Gains
                                                           (Losses)         for      Investment  Policyholder  (Losses)
                                                        Recognized for     Hedged      Income    Benefits and  deferred
                                                        Derivatives (1)  Items (2)      (3)       Claims (4)   in AOCI
                                                        ---------------  ----------  ----------  ------------  --------
                                                                                 (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
 Interest rate derivatives.............................         $     1        $ (1)        $--         $  --       $--
                                                        ---------------  ----------  ----------  ------------  --------
   Total fair value hedges.............................               1          (1)         --            --        --
                                                        ---------------  ----------  ----------  ------------  --------
Cash flow hedges (5):
 Interest rate derivatives.............................              35          --           5            --        28
 Foreign currency exchange rate derivatives............               3          (2)         --            --        42
                                                        ---------------  ----------  ----------  ------------  --------
   Total cash flow hedges..............................              38          (2)          5            --        70
                                                        ---------------  ----------  ----------  ------------  --------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
 Interest rate derivatives.............................          (2,873)         --          --            (4)       --
 Foreign currency exchange rate derivatives............              76         (14)         --            --        --
 Credit derivatives....................................              10          --          --            --        --
 Equity derivatives....................................          (1,724)         --          (6)         (320)       --
 Embedded derivatives..................................          (1,741)         --          --            (4)       --
                                                        ---------------  ----------  ----------  ------------  --------
   Total non-qualifying hedges.........................          (6,252)        (14)         (6)         (328)       --
                                                        ---------------  ----------  ----------------------------------
   Total...............................................         $(6,213)       $(17)        $(1)        $(328)      $70
                                                        ===============  ==========  ==================================

-------------

(1) Includes gains (losses) reclassified from AOCI for cash flow hedges.

(2) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships. Hedged items in fair value hedging relationship includes fixed rate liabilities reported in policyholder account balances or future policy benefits and fixed maturity securities. Ineffective portion of the gains (losses) recognized in income is not significant.

(3) Includes changes in estimated fair value related to economic hedges of equity method investments in joint ventures and gains (losses) reclassified from AOCI for cash flow hedges.

(4) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

(5) All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $0, $9 million and $1 million for the years ended December 31, 2018, 2017 and 2016, respectively.

   There were no hedged forecasted transactions, other than the receipt of payment of variable interest payments, for December 31, 2018. At December 31, 2017, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed two years.

   At December 31, 2018 and 2017, the balance in AOCI associated with cash flow hedges was $253 million and $231 million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         December 31,
                                         -----------------------------------------------------------------------------
                                                          2018                                   2017
                                         -------------------------------------- --------------------------------------
                                                       Maximum                                Maximum
                                         Estimated      Amount                  Estimated      Amount
                                         Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                         of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced   Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                     Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                                                     (Dollars in millions)
Aaa/Aa/A................................        $ 8         $  689          2.0        $12         $  558          2.8
Baa.....................................          3          1,109          5.0         28          1,295          4.7
Ba......................................         --             --                      --             25          4.5
                                         ---------- --------------              ---------- --------------
 Total..................................        $11         $1,798          3.9        $40         $1,878          4.1
                                         ========== ==============              ========== ==============

--------

(1) Includes both single name credit default swaps that may be referenced to the credit of corporations, foreign governments, or state and political subdivisions and credit default swaps referencing indices. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P Global Ratings ("S&P"), and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                December 31,
                                                                              -----------------------------------------------
                                                                                       2018                     2017
                                                                              ----------------------  -----------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement    Assets   Liabilities    Assets    Liabilities
----------------------------------------------------------------------------  --------  ------------  --------  -------------
                                                                                               (In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)............................................................  $ 2,800       $ 2,102   $ 2,222        $ 3,080
OTC-cleared and Exchange-traded (1), (6).....................................       20             2        69             40
                                                                              --------  ------------  --------  -------------
  Total gross estimated fair value of derivatives (1)........................    2,820         2,104     2,291          3,120
                                                                              --------  ------------  --------  -------------
Estimated fair value of derivatives presented on the consolidated balance
 sheets (1), (6).............................................................    2,820         2,104     2,291          3,120
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral................................................................   (1,669)       (1,669)   (1,942)        (1,942)
OTC-cleared and Exchange-traded..............................................       (2)           (2)       (1)            (1)
Cash collateral: (3), (4)
OTC-bilateral................................................................   (1,038)           --      (247)            --
OTC-cleared and Exchange-traded..............................................      (15)           --       (27)           (39)
Securities collateral: (5)
OTC-bilateral................................................................      (83)         (433)      (31)        (1,138)
                                                                              --------  ------------  --------  -------------
  Net amount after application of master netting agreements and collateral...  $    13       $    --   $    43        $    --
                                                                              ========  ============  ========  =============

--------

(1) At December 31, 2018 and 2017, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $55 million and $47 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($8) million and ($9) million, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2018 and 2017, the Company received excess cash collateral of $348 million and $93 million, respectively, and provided excess cash collateral of $64 million and $5 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2018, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2018 and 2017, the Company received excess securities collateral with an estimated fair value of $58 million and $337 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2018 and 2017, the Company provided excess securities collateral with an estimated fair value of $364 million and $471 million, respectively, for its OTC-bilateral derivatives, $81 million and $426 million, respectively, for its OTC-cleared derivatives, and $14 million and $118 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6) Effective January 16, 2018, the London Clearing House ("LCH") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives, for which the LCH serves as the central clearing party.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength or credit ratings of Brighthouse Life Insurance Company and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                               December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Estimated fair value of derivatives in a net liability position (1).......................       $433     $1,138
Estimated Fair Value of Collateral Provided:
Fixed maturity securities.................................................................       $797     $1,414

-------------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain insurance contracts that contain embedded derivatives that are required to be separated from their host contracts and measured at fair value. These host contracts include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party assumed reinsurance of variable annuity guaranteed minimum benefits; index-linked annuities that are directly written or assumed through reinsurance; and ceded reinsurance of variable annuity GMIBs.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                             December 31,
                                                                          -----------------
                                       Balance Sheet Location                 2018     2017
                             -------------------------------------------- -------- --------
                                                                            (In millions)
Embedded derivatives within
 asset host contracts:
Ceded guaranteed minimum
 income benefits............ Premiums, reinsurance and other receivables    $  228   $  227
Options embedded in debt or
 equity securities (1)...... Investments                                        --      (52)
                                                                          -------- --------
 Embedded derivatives
   within asset host
   contracts................                                                $  228   $  175
                                                                          ======== ========
Embedded derivatives within
 liability host contracts:
Direct guaranteed minimum
 benefits................... Policyholder account balances                  $1,546   $1,122
Direct index-linked
 annuities.................. Policyholder account balances                     488      674
Assumed guaranteed minimum
 benefits................... Policyholder account balances                     386      437
Assumed index-linked
 annuities.................. Policyholder account balances                      96        1
                                                                          -------- --------
 Embedded derivatives
   within liability host
   contracts................                                                $2,516   $2,234
                                                                          ======== ========

--------

(1) In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), effective January 1, 2018, the Company is no longer required to bifurcate and account separately for derivatives embedded in equity securities. Beginning January 1, 2018, the entire change in the estimated fair value of equity securities is recognized as a component of net investment gains and losses.

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                        Years Ended December 31,
                                                   ----------------------------------
                                                         2018        2017        2016
                                                   ----------  ----------  ----------
                                                              (In millions)
Net derivative gains (losses) (1), (2)............       $579      $1,237     $(1,741)
Policyholder benefits and claims..................       $ (8)     $  (16)    $    (4)

-------------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $513 million, $337 million and $244 million for the years ended December 31, 2018, 2017 and 2016, respectively.

(2) See Note 6 for discussion of related party net derivative gains (losses).

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, are presented below. Investments that do not have a readily determinable fair value and are measured at net asset value ("NAV") (or equivalent) as practical expedient to estimated fair value are excluded from the fair value hierarchy.

                                                                                  December 31, 2018
                                                             -----------------------------------------------------------
                                                                       Fair Value Hierarchy
                                                             -----------------------------------------

                                                                                                         Total Estimated
                                                                   Level 1       Level 2       Level 3    Fair Value
                                                             ------------- ------------- ------------- -----------------
                                                                                    (In millions)
Assets
Fixed maturity securities:
U.S. corporate..............................................        $   --      $ 23,740        $  319          $ 24,059
U.S. government and agency..................................         2,334         6,310            --             8,644
RMBS........................................................            --         8,429             6             8,435
Foreign corporate...........................................            --         7,503           392             7,895
CMBS........................................................            --         5,004           129             5,133
State and political subdivision.............................            --         3,512            74             3,586
ABS.........................................................            --         2,072            39             2,111
Foreign government..........................................            --         1,485            --             1,485
                                                             ------------- ------------- ------------- -----------------
 Total fixed maturity securities............................         2,334        58,055           959            61,348
                                                             ------------- ------------- ------------- -----------------
Equity securities (1).......................................            13           124             3               140
Derivative assets: (2)
Interest rate...............................................            --           717            --               717
Foreign currency exchange rate..............................            --           288            11               299
Credit......................................................            --            10             7                17
Equity market...............................................            --         1,634            98             1,732
                                                             ------------- ------------- ------------- -----------------
 Total derivative assets....................................            --         2,649           116             2,765
                                                             ------------- ------------- ------------- -----------------
Embedded derivatives within asset host contracts (3)........            --            --           228               228
Separate account assets.....................................           217        91,293             1            91,511
                                                             ------------- ------------- ------------- -----------------
 Total assets...............................................        $2,564      $152,121        $1,307          $155,992
                                                             ============= ============= ============= =================
Liabilities
Derivative liabilities: (2)
Interest rate...............................................        $   --      $    619        $   --          $    619
Foreign currency exchange rate..............................            --            48            --                48
Credit......................................................            --             2             1                 3
Equity market...............................................            --         1,205           237             1,442
                                                             ------------- ------------- ------------- -----------------
 Total derivative liabilities...............................            --         1,874           238             2,112
                                                             ------------- ------------- ------------- -----------------
Embedded derivatives within liability host contracts (3)....            --            --         2,516             2,516
                                                             ------------- ------------- ------------- -----------------
 Total liabilities..........................................        $   --      $  1,874        $2,754          $  4,628
                                                             ============= ============= ============= =================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


                                                                                       December 31, 2017
                                                                  -----------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  -----------------------------------------   Total Estimated
                                                                        Level 1       Level 2       Level 3    Fair Value
                                                                  ------------- ------------- ------------- -----------------
                                                                                         (In millions)
Assets
Fixed maturity securities:
U.S. corporate...................................................        $   --      $ 21,491        $  889          $ 22,380
U.S. government and agency.......................................         8,002         7,911            --            15,913
RMBS.............................................................            --         6,836           981             7,817
Foreign corporate................................................            --         5,723         1,048             6,771
CMBS.............................................................            --         3,155           136             3,291
State and political subdivision..................................            --         4,098            --             4,098
ABS..............................................................            --         1,691           105             1,796
Foreign government...............................................            --         1,262             5             1,267
                                                                  ------------- ------------- ------------- -----------------
 Total fixed maturity securities.................................         8,002        52,167         3,164            63,333
                                                                  ------------- ------------- ------------- -----------------
Equity securities (1)............................................            18            19           124               161
Short-term investments...........................................           135           120            14               269
Commercial mortgage loans........................................            --           115            --               115
Derivative assets: (2)
Interest rate....................................................             1         1,111            --             1,112
Foreign currency exchange rate...................................            --           155            --               155
Credit...........................................................            --            30            10                40
Equity market....................................................            15           773           149               937
                                                                  ------------- ------------- ------------- -----------------
 Total derivative assets.........................................            16         2,069           159             2,244
                                                                  ------------- ------------- ------------- -----------------
Embedded derivatives within asset host contracts (3).............            --            --           227               227
Separate account assets..........................................           410       109,741             5           110,156
                                                                  ------------- ------------- ------------- -----------------
 Total assets....................................................        $8,581      $164,231        $3,693          $176,505
                                                                  ============= ============= ============= =================
Liabilities
Derivative liabilities: (2)
Interest rate....................................................        $   --      $    837        $   --          $    837
Foreign currency exchange rate...................................            --           117             1               118
Credit...........................................................            --             1            --                 1
Equity market....................................................            --         1,736           437             2,173
                                                                  ------------- ------------- ------------- -----------------
 Total derivative liabilities....................................            --         2,691           438             3,129
                                                                  ------------- ------------- ------------- -----------------
Embedded derivatives within liability host contracts (3).........            --            --         2,234             2,234
Long-term debt...................................................            --            11            --                11
                                                                  ------------- ------------- ------------- -----------------
 Total liabilities...............................................        $   --      $  2,702        $2,672          $  5,374
                                                                  ============= ============= ============= =================

--------

(1) The Company reclassified FHLB stock in the prior period from equity securities to other invested assets.

(2) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances, on the consolidated balance sheets. At December 31, 2018 and 2017, debt and equity securities also included embedded derivatives of $0 and ($52) million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


  Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by its valuation service providers. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse Financial's Board of Directors regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. Valuation service providers perform several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments.

      Valuation service providers also apply a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, valuation service providers will use the last available price.

      The Company reviews outputs of the valuation service providers' controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2018.

  Determination of Fair Value

   Fixed maturity securities

      The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturity securities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker dealer quotes, and comparable securities that are actively traded.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      Structured Securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

       Equity securities, short-term investments, commercial mortgage loans and long-term debt

      The fair value for actively traded equity securities and short-term investments are determined using quoted market prices and are classified as Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

      Commercial mortgage loans and long-term debt: Fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported NAV provided by the fund managers.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Embedded Derivatives

      Embedded derivatives principally include certain direct and ceded variable annuity guarantees, equity crediting rates within index-linked annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company determines the fair value of these embedded derivatives by estimating the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations of policyholder behavior. The calculation is based on in-force business and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for BHF's debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to BHF's overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

      The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Equity securities, short-term investments, commercial mortgage loans and long-term debt." The estimated fair value of these embedded derivatives is included, along with the funds withheld liability, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses).

      The Company issues and assumes through reinsurance index-linked annuities which allow the policyholder to participate in returns from equity indices. The crediting rates associated with these features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of crediting rates associated with index-linked annuities is determined using a combination of an option pricing model and an option-budget approach. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly, and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

      The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                         December 31, 2018   December 31, 2017     Impact of
                                                                       ------------------- -------------------  Increase in Input
                                  Valuation          Significant                                                  on Estimated
                                  Techniques      Unobservable Inputs         Range               Range            Fair Value
                               ----------------- --------------------  ------------------- ------------------- ------------------
Embedded derivatives
Direct, assumed and ceded      Option pricing    Mortality rates           0.02%   -   11%     0.02%   -   12% Decrease (1)
 guaranteed minimum benefits..     techniques
                                                 Lapse rates               0.25%   -   16%     0.25%   -   16% Decrease (2)
                                                 Utilization rates          0%     -   25%      0%     -   25% Increase (3)
                                                 Withdrawal rates          0.25%   -   10%     0.25%   -   10% (4)
                                                 Long-term equity          16.50%  -   22%    17.40%   -   25% Increase (5)
                                                     volatilities
                                                 Nonperformance            1.91%   - 2.66%     0.64%   - 1.43% Decrease (6)
                                                      risk spread

--------

(1) Mortality rates vary by age and by demographic characteristics such as gender. Range shown reflects the mortality rate for policyholders between 35 and 90 years old, which represents the majority of the business with living benefits. Mortality rate assumptions are set based on company experience and include an assumption for mortality improvement.

(2) Range reflects base lapse rates for major product categories for duration 1-20, which represents majority of business with living benefit riders. Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies.

(3) The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible in a given year. The range shown represents the floor and cap of the GMIB dynamic election rates across varying levels of in-the-money. For lifetime withdrawal guarantee riders, the assumption is that everyone will begin withdrawals once account value reaches zero which is equivalent to a 100% utilization rate. Utilization rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contracts withdrawal history and by the age of the policyholder.

(4) The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(5) Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(6) Nonperformance risk spread varies by duration. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

     The Company does not develop unobservable inputs used in measuring fair value for all other assets and liabilities classified within Level 3; therefore, these are not included in the table above. The other Level 3 assets and liabilities primarily included fixed maturity securities and derivatives. For fixed maturity securities valued based on non-binding broker quotes, an increase (decrease) in credit spreads would result in a higher (lower) fair value. For derivatives valued based on third-party pricing models, an increase (decrease) in credit spreads would generally result in a higher (lower) fair value.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

      The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                        Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                        ------------------------------------------------------------------
                                                                       Fixed Maturity Securities
                                                        ------------------------------------------------------------------

                                                                                              State and
                                                                             Structured       Political          Foreign
                                                         Corporate (1)      Securities        Subdivision       Government
                                                        --------------      -----------      ------------      -----------
                                                                                                               (In millions)
Balance, January 1, 2017...............................        $ 2,310          $ 1,695              $ 17              $--
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................             (3)              28                --               --
Total realized/unrealized gains (losses) included in
 AOCI..................................................            127               52                --               --
Purchases (7)..........................................            442              106                --                5
Sales (7)..............................................           (222)            (526)               --               --
Issuances (7)..........................................             --               --                --               --
Settlements (7)........................................             --               --                --               --
Transfers into Level 3 (8).............................            178               11                --               --
Transfers out of Level 3 (8)...........................           (895)            (144)              (17)              --
                                                        --------------      -----------      ------------      -----------
Balance, December 31, 2017.............................        $ 1,937          $ 1,222              $ --              $ 5
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................              1                2                 1               --
Total realized/unrealized gains (losses) included in
 AOCI..................................................            (32)              (6)               (1)              --
Purchases (7)..........................................             71               42                --               --
Sales (7)..............................................           (197)             (91)               (1)              (5)
Issuances (7)..........................................             --               --                --               --
Settlements (7)........................................             --               --                --               --
Transfers into Level 3 (8).............................            414                9                75               --
Transfers out of Level 3 (8)...........................         (1,483)          (1,004)               --               --
                                                        --------------      -----------      ------------      -----------
Balance, December 31, 2018.............................        $   711          $   174              $ 74              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2016: (9)................................        $     2          $    28              $ --              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2017: (9)................................        $     1          $    23              $ --              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2018: (9)................................        $    (2)         $    (1)             $  1              $--
                                                        ==============      ===========      ============      ===========
Gains (Losses) Data for the year ended December 31,
 2016:
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................        $   (11)         $    30              $ --              $--
Total realized/unrealized gains (losses) included in
 AOCI..................................................        $   (24)         $    21              $ --              $--

                                                        -------------------------------------------------------------------


                                                                                                     Net
                                                                                       Net         Embedded     Separate
                                                          Equity      Short Term    Derivatives   Derivatives    Account
                                                         Securities   Investments      (2)           (3)        Assets (4)
                                                        -----------  ------------  ------------  ------------  -----------

Balance, January 1, 2017...............................       $ 137          $  2         $(954)      $(2,761)         $10
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................          (3)           --            92         1,233           --
Total realized/unrealized gains (losses) included in
 AOCI..................................................          --            --            --            --           --
Purchases (7)..........................................           3            14             4            --            2
Sales (7)..............................................         (13)           (1)           --            --           (4)
Issuances (7)..........................................          --            --            --            --           --
Settlements (7)........................................          --            --           579          (479)          (1)
Transfers into Level 3 (8).............................          --            --            --            --            2
Transfers out of Level 3 (8)...........................          --            (1)           --            --           (4)
                                                        -----------  ------------  ------------  ------------  -----------
Balance, December 31, 2017.............................       $ 124          $ 14         $(279)      $(2,007)         $ 5
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................          --            --           152           571           --
Total realized/unrealized gains (losses) included in
 AOCI..................................................          --            --             9            --           --
Purchases (7)..........................................           1            --             3            --            1
Sales (7)..............................................          (3)          (14)           (7)           --           (1)
Issuances (7)..........................................          --            --            --            --           --
Settlements (7)........................................          --            --            --          (852)          (1)
Transfers into Level 3 (8).............................          --            --            --            --           --
Transfers out of Level 3 (8)...........................        (119)           --            --            --           (3)
                                                        -----------  ------------  ------------  ------------  -----------
Balance, December 31, 2018.............................       $   3          $ --         $(122)      $(2,288)         $ 1
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2016: (9)................................       $  --          $ --         $(687)      $(1,772)         $--
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2017: (9)................................       $  --          $ --         $ (52)      $ 1,300          $--
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2018: (9)................................       $   1          $ --         $ 148       $   268          $--
                                                        ===========  ============  ============  ============  ===========
Gains (Losses) Data for the year ended December 31,
 2016:
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................       $  --          $ --         $(703)      $(1,760)         $--
Total realized/unrealized gains (losses) included in
 AOCI..................................................       $ (11)         $ --         $   4       $    --          $--

-------------

(1) Comprised of U.S. and foreign corporate securities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, and those short-term investments that are not securities and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                      December 31, 2018
                                              ------------------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                           --------------------------------------
                                                                                                      Total
                                                  Carrying                                          Estimated
                                                 Value          Level 1      Level 2      Level 3     Fair Value
                                              ------------ ------------ ------------ ------------ --------------
                                                                        (In millions)
Assets
Mortgage loans...............................      $13,596          $--       $   --      $13,761        $13,761
Policy loans.................................      $ 1,001          $--       $  619      $   452        $ 1,071
Other invested assets........................      $    77          $--       $   64      $    13        $    77
Premiums, reinsurance and other receivables..      $ 1,426          $--       $   31      $ 1,501        $ 1,532
Liabilities
Policyholder account balances................      $15,183          $--       $   --      $13,732        $13,732
Long-term debt...............................      $   434          $--       $   38      $   380        $   418
Other liabilities............................      $   395          $--       $   54      $   323        $   377
Separate account liabilities.................      $ 1,025          $--       $1,025      $    --        $ 1,025

                                                                      December 31, 2017
                                              ------------------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                           --------------------------------------
                                                                                                      Total
                                                  Carrying                                          Estimated
                                                 Value          Level 1      Level 2      Level 3     Fair Value
                                              ------------ ------------ ------------ ------------ --------------
                                                                        (In millions)
Assets
Mortgage loans...............................      $10,525          $--       $   --      $10,768        $10,768
Policy loans.................................      $ 1,106          $--       $  746      $   439        $ 1,185
Real estate joint ventures (1)...............      $     5          $--       $   --      $    22        $    22
Other limited partnership interests (1)......      $    36          $--       $   --      $    28        $    28
Other invested assets (2)....................      $    71          $--       $   71      $    --        $    71
Premiums, reinsurance and other receivables..      $ 1,556          $--       $  126      $ 1,783        $ 1,909
Liabilities
Policyholder account balances................      $15,626          $--       $   --      $15,760        $15,760
Long-term debt...............................      $    35          $--       $   42      $    --        $    42
Other liabilities............................      $   459          $--       $   93      $   368        $   461
Separate account liabilities.................      $ 1,206          $--       $1,206      $    --        $ 1,206

-------------

(1) In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), effective January 1, 2018 on a modified retrospective basis, the Company carries real estate joint ventures and other limited partnership interests previously accounted under the cost method of accounting at NAV as a practical expedient to estimated fair value.

(2) The Company reclassified FHLB stock in the prior period from equity securities to other invested assets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                            December 31,
                                                                                        ---------------------
                                                               Interest Rate   Maturity       2018       2017
                                                             --------------- ---------- ---------- ----------
                                                                                            (In millions)
Surplus note -- affiliated..................................      8.150%        2058          $200        $--
Surplus note -- affiliated..................................      7.800%        2058           200         --
Other long-term debt -- unaffiliated (1)....................      7.028%        2030            34         46
                                                                                        ---------- ----------
 Total long-term debt.......................................                                  $434        $46
                                                                                        ========== ==========

-------------

(1)Represents non-recourse debt for which creditors have no access, subject to customary exceptions, to the general assets of the Company other than recourse to certain investment companies.

   The aggregate maturities of long-term debt at December 31, 2018 were $2 million in each of 2019, 2020, 2021, 2022 and 2023 and $424 million thereafter.

   Interest expense related to long-term debt of $6 million, $58 million and $128 million for the years ended December 31, 2018, 2017 and 2016, respectively, is included in other expenses.

Surplus Notes

   On December 21, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due December 2058 to NELICO (the "December 2058 Surplus Note") in exchange for $28 million of cash and $172 million of invested assets, primarily fixed maturity securities. The December 2058 Surplus Note bears interest at a fixed rate of 8.15%, payable annually. On December 21, 2018, with the prior approval of the Commonwealth of Massachusetts Division of Insurance, NELICO distributed the December 2058 Surplus Note to BH Holdings via a non-cash extraordinary dividend. Payments of interest and principal on the December 2058 Surplus Note may be made only with the prior approval of the Delaware Department of Insurance.

   On September 28, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due September 2058 to BH Holdings (the "September 2058 Surplus Note") in exchange for cash, which bears interest at a fixed rate of 7.80%, payable annually. Payments of interest and principal on the September 2058 Surplus Note may be made only with the prior approval of the Delaware Department of Insurance.

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc. totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and 6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

Committed Facilities

  MetLife, Inc. Credit and Committed Facilities

     The Company previously had access to an unsecured revolving credit facility and certain committed facilities through the Company's former parent, MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. In connection with the affiliated reinsurance company restructuring, effective April 28, 2017, MetLife, Inc.'s then existing affiliated reinsurance subsidiaries that supported the business interests of Brighthouse Financial became a part of Brighthouse Financial. Simultaneously with the affiliated reinsurance company restructuring, the existing reserve financing arrangements of the affected reinsurance subsidiaries, as well as Brighthouse Financial's access to MetLife, Inc.'s revolving credit facility and certain committed facilities, including outstanding letters of credit, were terminated and replaced with a single reinsurance financing arrangement, which is discussed in more detail below. The terminated facilities included a $3.5 billion committed facility for the benefit of MRSC and a $4.3 billion committed facility for the benefit of a designated protected cell of MRV.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)


     For the years ended December 31, 2017 and 2016, the Company recognized commitment and letters of credit fees totaling $19 million and $55 million, respectively, in other expenses associated with these committed facilities.

  Reinsurance Financing Arrangement

     On April 28, 2017, BRCD entered into a $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each mature in 2037. At December 31, 2018, there were no borrowings under this facility and there was $9.8 billion of funding available under this arrangement. For the years ended December 31, 2018 and 2017, the Company recognized commitment fees of $44 million and $27 million, respectively, in other expenses associated with this committed facility.

  Repurchase Facility

     On April 16, 2018, Brighthouse Life Insurance Company entered into a secured committed repurchase facility (the "Repurchase Facility") with a financial institution, pursuant to which Brighthouse Life Insurance Company may enter into repurchase transactions in an aggregate amount up to $2.0 billion. The Repurchase Facility has a term of three years, beginning on July 31, 2018 and maturing on July 31, 2021. Under the Repurchase Facility, Brighthouse Life Insurance Company may sell certain eligible securities at a purchase price based on the market value of the securities less an applicable margin based on the types of securities sold, with a concurrent agreement to repurchase such securities at a predetermined future date (ranging from two weeks to three months) and at a price which represents the original purchase price plus interest. At December 31, 2018, there were no borrowings under the Repurchase Facility. For the year ended December 31, 2018, fees associated with this committed facility were not significant.

11. Equity

Capital Transactions

   During the year ended December 31, 2017, the Company received cash capital contributions totaling $1.3 billion from Brighthouse Holdings.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc. This tax obligation was in connection with the Separation and MetLife, Inc. is responsible for this obligation through a tax separation agreement with MetLife (the "Tax Separation Agreement"). See Note 13.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3. During the year ended December 31, 2016, the Company recognized a non-cash return of capital to MetLife, Inc. of $26 million.

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

   During the year ended December 31, 2016, the Company received cash capital contributions of $1.6 billion and recognized non-cash capital contributions of $69 million from MetLife, Inc.

   In December 2015, the Company accrued capital contributions from MetLife, Inc. of $120 million in premiums, reinsurance and other receivables and additional paid-in capital, which were settled for cash in 2016.

Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose RBC requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC"), calculated in the manner prescribed by the NAIC to its authorized control level RBC ("ACL RBC"), calculated in the manner prescribed by the NAIC, based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis.

   The tables below present amounts from Brighthouse Life Insurance Company and BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                                                      Years Ended December 31,
                                                                                 ----------------------------------
 Company                                                       State of Domicile       2018        2017        2016
-----------------------------------------------------------  ------------------- ----------  ----------  ----------
                                                                                            (In millions)
 Brighthouse Life Insurance Company.........................      Delaware          $(1,104)      $(425)     $1,186
 Brighthouse Life Insurance Company of NY...................      New York          $    19       $  22      $  (87)

   Statutory capital and surplus was as follows at:

                                                                December 31,
                                                              -----------------
  Company                                                         2018     2017
 -----------------------------------------------------------  -------- --------
                                                                (In millions)
  Brighthouse Life Insurance Company.........................   $6,731   $5,594
  Brighthouse Life Insurance Company of NY...................   $  279   $  294

   Brighthouse Life Insurance Company has a reinsurance subsidiary, BRCD that was formed in 2017 as the result of the merger of certain other affiliated captive reinsurance subsidiaries. BRCD reinsures risks including level premium term life and ULSG assumed from other Brighthouse Life Insurance Company subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $8.7 billion and $8.3 billion for the years ended December 31, 2018 and 2017, respectively.

   The statutory net income (loss) of the Company's affiliate reinsurance companies was ($1.1) billion, ($1.6) billion and ($363) million for the years ended December 31, 2018, 2017 and 2016, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $557 million and $972 million at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


 Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by the Company's insurance companies without insurance regulatory approval and dividends paid:

                                                                    2019              2018           2017
                                                             ------------------- -------------- --------------
                                                               Permitted Without
 Company                                                        Approval (1)           Paid (2)       Paid (2)
-----------------------------------------------------------  ------------------- -------------- --------------
                                                                               (In millions)
 Brighthouse Life Insurance Company.........................                $798            $--            $--
 Brighthouse Life Insurance Company of NY...................                $ 27            $--            $--

--------

(1) Reflects dividend amounts that may be paid during 2019 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2019, some or all of such dividends may require regulatory approval.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Law, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities. Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under the New York Insurance Law, BHNY may not pay stockholder dividends without prior approval of the New York Superintendent of Financial Services.

   Under BRCD's plan of operations, no dividend or distribution may be made by BRCD without the prior approval of the Delaware Commissioner. During the year ended December 31, 2018, BRCD paid cash dividends of $2 million to its preferred shareholders. During the year ended December 31, 2017, BRCD paid an extraordinary cash dividend of $535 million to Brighthouse Life Insurance Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


 Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                                                                Unrealized                              Foreign
                                                             Investment Gains      Unrealized Gains     Currency
                                                             (Losses), Net of        (Losses) on      Translation
                                                             Related Offsets (1)     Derivatives        Adjustments      Total
                                                           ---------------------  -----------------  --------------  ---------
                                                                                      (In millions)
Balance at December 31, 2015..............................               $ 1,379              $ 241            $(26)   $ 1,594
OCI before reclassifications..............................                  (565)                70              (3)      (498)
Deferred income tax benefit (expense).....................                   185                (25)             --        160
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                   999                286             (29)     1,256
Amounts reclassified from AOCI............................                    30                (43)             --        (13)
Deferred income tax benefit (expense).....................                   (10)                15              --          5
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                    20                (28)             --         (8)
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2016..............................                 1,019                258             (29)     1,248
OCI before reclassifications..............................                   529               (152)              9        386
Deferred income tax benefit (expense).....................                  (206)                54              (3)      (155)
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                 1,342                160             (23)     1,479
Amounts reclassified from AOCI............................                    61                (14)             --         47
Deferred income tax benefit (expense) (2).................                   306                  5              --        311
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                   367                 (9)             --        358
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2017..............................                 1,709                151             (23)     1,837
 Cumulative effect of change in accounting principle and
 other, net of income tax (see Note 1)....................                   (79)                --              --        (79)
                                                           ---------------------  -----------------  --------------  ---------
Balance, January 1, 2018..................................                 1,630                151             (23)     1,758
OCI before reclassifications..............................                (1,534)               156              (4)    (1,382)
Deferred income tax benefit (expense).....................                   327                 54               1        382
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                   423                361             (26)       758
Amounts reclassified from AOCI............................                   179               (134)             --         45
Deferred income tax benefit (expense).....................                   (38)               (47)             --        (85)
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                   141               (181)             --        (40)
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2018..............................               $   564              $ 180            $(26)   $   718
                                                           =====================  =================  ==============  =========

-------------

(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Act related to unrealized investments gains (losses), net of related offsets. See Note 1 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                Consolidated Statements of
 AOCI Components                                                Amounts Reclassified from AOCI     Operations Locations
--------------------------------------------------------------  ----------------------------   ------------------------------
                                                                  Years Ended December 31,
                                                                ----------------------------
                                                                    2018       2017      2016
                                                                --------   --------  --------
                                                                        (In millions)
 Net unrealized investment gains (losses):
 Net unrealized investment gains(losses).......................    $(178)     $ (15)     $(39) Net investment gains (losses)
 Net unrealized investment gains (losses)......................        1          1         3  Net investment income
 Net unrealized investment gains (losses)......................       (2)       (47)        6  Net derivative gains (losses)
                                                                --------   --------  --------
  Net unrealized investment gains (losses), before income tax..     (179)       (61)      (30)
 Income tax (expense) benefit..................................       38       (306)       10
                                                                --------   --------  --------
  Net unrealized investment gains (losses), net of income tax..     (141)      (367)      (20)
                                                                --------   --------  --------
 Unrealized gains (losses) on derivatives - cash flow hedges:
 Interest rate swaps...........................................       98         --        33  Net derivative gains (losses)
 Interest rate swaps...........................................        3          3         3  Net investment income
 Interest rate forwards........................................       31         --         2  Net derivative gains (losses)
 Interest rate forwards........................................        2          3         2  Net investment income
 Foreign currency swaps........................................       --          8         3  Net derivative gains (losses)
                                                                --------   --------  --------
  Gains (losses) on cash flow hedges, before income tax........      134         14        43
 Income tax (expense) benefit..................................       47         (5)      (15)
                                                                --------   --------  --------
  Gains (losses) on cash flow hedges, net of income tax........      181          9        28
                                                                --------   --------  --------
  Total reclassifications, net of income tax...................    $  40      $(358)     $  8
                                                                ========   ========  ========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


12. Other Revenues and Other Expenses

Other Revenues

   The Company has entered into contracts with mutual funds, fund managers, and their affiliates (collectively, the "Funds") whereby the Company is paid monthly or quarterly fees ("12b-1 fees") for providing certain services to customers and distributors of the Funds. The 12b-1 fees are generally equal to a fixed percentage of the average daily balance of the customer's investment in a fund are based on a specified in the contract between the Company and the Funds. Payments are generally collected when due and are neither refundable nor able to offset future fees.

   To earn these fees, the Company performs services such as responding to phone inquiries, maintaining records, providing information to distributors and shareholders about fund performance and providing training to account managers and sales agents. The passage of time reflects the satisfaction of the Company's performance obligations to the Funds and is used to recognize revenue associated with 12b-1 fees.

   Other revenues consisted primarily of 12b-1 fees were $255 million, $264 million and $253 million for the years ended December 31, 2018, 2017 and 2016, respectively, of which substantially all were reported in the Annuities segment.

Other Expenses

   Information on other expenses was as follows:

                                                                                     Years Ended December 31,
                                                                                 --------------------------------
                                                                                       2018       2017       2016
                                                                                 ---------- ---------- ----------
                                                                                           (In millions)
Compensation....................................................................     $  278     $  263     $  356
Contracted services and other labor costs.......................................        194        130         97
Transition services agreements..................................................        268        295         --
Establishment costs.............................................................        131        116         --
Premium and other taxes, licenses and fees......................................         64         58         59
Separate account fees...........................................................          2          3        (27)
Volume related costs, excluding compensation, net of DAC capitalization.........        595        687        645
Interest expense on debt........................................................          6         56        130
Goodwill impairment (1).........................................................         --         --        381
Other...........................................................................        225        225        440
                                                                                 ---------- ---------- ----------
 Total other expenses...........................................................     $1,763     $1,833     $2,081
                                                                                 ========== ========== ==========

-------------

(1) Based on a quantitative analysis performed for the Run-off reporting unit, it was determined that the goodwill associated with this reporting unit was not recoverable and resulted in the impairment of the entire goodwill balance.

Capitalization of DAC

   See Note 5 for information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


13. Income Tax

   The provision for income tax was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Current:
Federal...............................................................      $(178)    $   368     $  (374)
Foreign...............................................................         --          18           4
                                                                       ----------  ----------  ----------
 Subtotal.............................................................       (178)        386        (370)
                                                                       ----------  ----------  ----------
Deferred:
Federal...............................................................        331      (1,124)     (1,320)
Foreign...............................................................         --          --          --
                                                                       ----------  ----------  ----------
 Subtotal.............................................................        331      (1,124)     (1,320)
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................      $ 153     $  (738)    $(1,690)
                                                                       ==========  ==========  ==========

   The reconciliation of the income tax provision at the statutory tax rate to the provision for income tax as reported was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                              (Dollars in millions)
Tax provision at statutory rate.......................................       $235      $ (567)    $(1,563)
Tax effect of:
Dividend received deduction...........................................        (40)       (116)       (110)
Excess loss account - Separation from MetLife (1).....................         (2)      1,088          --
Rate revaluation due to tax reform (2)................................         --        (696)         --
Prior year tax........................................................         (1)         (4)         24
Tax credits...........................................................        (24)        (29)        (22)
Release of valuation allowance........................................        (11)         --          --
Foreign tax rate differential.........................................         --          --           2
Goodwill impairment...................................................         --        (288)        (20)
Sale of subsidiary....................................................         --        (136)         (6)
Other, net............................................................         (4)         10           5
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................       $153      $ (738)    $(1,690)
                                                                       ==========  ==========  ==========
 Effective tax rate...................................................         14%         46%         38%
                                                                       ==========  ==========  ==========

-------------

(1) For the year ended December 31, 2017, the Company recognized a $1.1 billion non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife, Inc. This tax obligation was in connection with the Separation. MetLife, Inc. is responsible for this obligation through the Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act discussed in Note 1.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities.

   Net deferred income tax assets and liabilities consisted of the following at:

                                                                                                December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Deferred income tax assets:
Investments, including derivatives........................................................     $   --     $  313
Net operating loss carryforwards..........................................................      1,025        416
Tax credit carryforwards..................................................................         58        191
Employee benefits.........................................................................          4         --
Intangibles...............................................................................        159        227
Other.....................................................................................         --         74
                                                                                           ---------- ----------
 Total deferred income tax assets.........................................................      1,246      1,221
Less: valuation allowance.................................................................         --         11
                                                                                           ---------- ----------
 Total net deferred income tax assets.....................................................      1,246      1,210
                                                                                           ---------- ----------
Deferred income tax liabilities:
Policyholder liabilities and receivables..................................................        796        853
Investments, including derivatives........................................................        546         --
Net unrealized investment gains...........................................................        198        494
DAC.......................................................................................        633        757
Other.....................................................................................         17         --
                                                                                           ---------- ----------
 Total deferred income tax liabilities....................................................      2,190      2,104
                                                                                           ---------- ----------
 Net deferred income tax asset (liability)................................................     $(944)     $ (894)
                                                                                           ========== ==========

   At December 31, 2018, the Company had net operating loss carryforwards of approximately $4.9 billion and the Company had recorded a related deferred tax asset of $1.0 billion. The following table sets forth the net operating loss carryforwards for tax purposes at December 31, 2018.

                                                                                           Net Operating Loss
                                                                                               Carryforwards
                                                                                           ------------------
                                                                                             (In millions)
Expiration
2034-2038.................................................................................             $3,035
Indefinite................................................................................              1,844
                                                                                           ------------------
                                                                                                       $4,879
                                                                                           ==================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   The following table sets forth the general business credits and foreign tax credits available for carryforward for tax purposes at December 31, 2018.

                                                                       Tax Credit Carryforwards
                                                             --------------------------------------------
                                                                 General Business
                                                                   Credits            Foreign Tax Credits
                                                             -------------------- -----------------------
                                                                            (In millions)
Expiration
2019-2023...................................................                  $--                     $18
2024-2028...................................................                   --                      27
2029-2033...................................................                   --                      --
2034-2038...................................................                   13                      --
Indefinite..................................................                   --                      --
                                                             -------------------- -----------------------
                                                                              $13                     $45
                                                             ==================== =======================

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate in the future.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                  Years Ended December 31,
                                                             ---------------------------------
                                                                   2018       2017        2016
                                                             ---------- ----------  ----------
                                                                       (In millions)
Balance at January 1,.......................................        $22       $ 38         $43
Additions for tax positions of prior years..................         12         --           1
Reductions for tax positions of prior years.................         --         (4)         (9)
Additions for tax positions of current year.................         --          3           5
Reductions for tax positions of current year................         --         (2)         --
Settlements with tax authorities............................         --        (13)         (2)
                                                             ---------- ----------  ----------
Balance at December 31,.....................................        $34       $ 22         $38
                                                             ========== ==========  ==========
Unrecognized tax benefits that, if recognized would impact
 the effective rate.........................................        $34       $ 22         $38
                                                             ========== ==========  ==========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2018, 2017 and 2016.

   The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the statutory tax rate. The Tax Act has changed the dividend received deduction amount applicable to insurance companies to a 70% company share and a 50% dividend received deduction for eligible dividends.

   The Company is under continuous examination by the Internal Revenue Service and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


  Tax Sharing Agreements

   For the periods prior to the Separation, the Company filed a consolidated federal life and non-life income tax return in accordance with the provisions of the Tax Code. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

   For periods after the Separation, the Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The nonlife subsidiaries of the Company will file their own federal income tax returns. The tax sharing agreements state that federal taxes are computed on a modified separate return basis with benefit for losses.

  Income Tax Transactions with Former Parent

   The Company entered into a Tax Separation Agreement. Among other things, the Tax Separation Agreement governs the allocation between MetLife and us of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid $723 million to the Company under the Tax Separation Agreement. At December 31, 2017, the current income tax recoverable included $857 million related to this agreement. In November 2018, MetLife paid $894 million to the Company under the Tax Separation Agreement. At December 31, 2018, the current income tax payable included a $135 million payable to MetLife related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2018.

   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2018, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

Commitments

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $492 million and $388 million at December 31, 2018 and 2017, respectively.

  Commitments to Fund Partnership Investments, and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.9 billion and $1.4 billion at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


 Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $142 million, with a cumulative maximum of $148 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2018 and 2017 for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation. MetLife was no longer considered a related party upon the completion of the MetLife Divestiture on June 14, 2018. All of the MetLife transactions reported as related party activity occurred prior to the MetLife Divestiture. See Note 1 for information regarding the MetLife Divestiture.

   The Company has related party reinsurance, and investment and debt transactions, see Notes 6, 7 and 10 for information on these material related party transactions. Other material arrangements between the Company and its related parties not disclosed elsewhere are as follows:

  Shared Services and Overhead Allocations

     Brighthouse affiliates and MetLife provide the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. The Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Costs incurred under these arrangements with the Brighthouse affiliates, as well as with MetLife prior to the MetLife Divestiture that were considered related party expenses, were $1.1 billion, $1.0 billion and $847 million for the years ended December 31, 2018, 2017 and 2016, respectively and were recorded in other expenses. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, was $234 million, $241 million and $236 million for the years ended December 31, 2018, 2017 and 2016, respectively.

     The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of ($50) million and ($60) million at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


     Brighthouse affiliates incur costs related to the establishment of services and infrastructure to replace those previously provided by MetLife. The Company is charged a fee to reflect the value of the available infrastructure and services provided by these costs. While management believes that the method used to allocate expenses under this arrangement is reasonable, the allocated expenses may not be indicative of those of a stand-alone entity. If expenses were allocated to the Company under this arrangement as incurred by Brighthouse affiliates, the Company would have incurred additional expenses of $68 million for the year ended December 31, 2018. The Company would have incurred no additional expenses under this arrangement in 2017.

  Broker-Dealer Transactions

     Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing the Company's existing and future registered annuity and life products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's registered annuity and life products. The related party expense for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. Fee income received from affiliates related to these transactions and recorded in other revenues was $216 million, $224 million and $202 million for the years ended December 31, 2018, 2017 and 2016, respectively. Commission expenses incurred from affiliates related to these transactions and recorded in other expenses was $771 million, $642 million and $638 million for the years ended December 31, 2018, 2017 and 2016, respectively. The Company also had related party fee income receivables of $17 million and $19 million at December 31, 2018 and 2017, respectively.

16. Subsequent Events

Farmer Mac Funding Agreements

   On February 15, 2019, Brighthouse Life Insurance Company entered into a funding agreement program with the Federal Agricultural Mortgage Corporation and its affiliate Farmer Mac Mortgage Securities Corporation ("Farmer Mac"), pursuant to which the parties may agree to enter into funding agreements in an aggregate amount of up to $500 million. The funding agreement program has a term ending on December 1, 2023. Funding agreements are issued to Farmer Mac in exchange for cash. In connection with each funding agreement, Farmer Mac will be granted liens on certain assets, including agricultural loans, to collateralize Brighthouse Life Insurance Company's obligations under the funding agreements. Upon any event of default by Brighthouse Life Insurance Company, Farmer Mac's recovery on the collateral is limited to the amount of Brighthouse Life Insurance Company's liabilities to Farmer Mac. At March 5, 2019, there were no borrowings under this funding agreement program.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                      Consolidated Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2018

                                 (In millions)

                                                                                            Amount at
                                                       Cost or           Estimated Fair     Which Shown on
                                                    Amortized Cost (1)      Value         Balance Sheet
Types of Investments                            ---------------------- ---------------- ------------------
Fixed maturity securities:
  Bonds:
   U.S. government and agency securities.......                $ 7,503          $ 8,644            $ 8,644
   State and political subdivision securities..                  3,202            3,586              3,586
   Public utilities............................                  2,630            2,749              2,749
   Foreign government securities...............                  1,415            1,485              1,485
   All other corporate bonds...................                 28,976           28,858             28,858
                                                ---------------------- ---------------- ------------------
    Total bonds................................                 43,726           45,322             45,322
  Mortgage-backed and asset-backed securities..                 15,606           15,679             15,679
  Redeemable preferred stock...................                    340              347                347
                                                ---------------------- ---------------- ------------------
      Total fixed maturity securities..........                 59,672           61,348             61,348
                                                ---------------------- ---------------- ------------------
Equity securities:
  Non-redeemable preferred stock...............                    132              124                124
  Common stock:
   Industrial, miscellaneous and all other.....                     10               14                 14
   Public utilities............................                     --                2                  2
                                                ---------------------- ---------------- ------------------
    Total equity securities....................                    142              140                140
                                                ---------------------- ---------------- ------------------
Mortgage loans.................................                 13,596                              13,596
Policy loans...................................                  1,001                               1,001
Real estate joint ventures.....................                    451                                 451
Other limited partnership interests............                  1,839                               1,839
Other invested assets..........................                  3,037                               3,037
                                                ----------------------                  ------------------
      Total investments........................                $79,738                             $81,412
                                                ======================                  ==================

--------

(1) Cost or amortized cost for fixed maturity securities represents original cost reduced by impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for mortgage loans, cost represents original cost reduced by repayments and valuation allowances and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost; for real estate joint ventures and other limited partnership interests, cost represents original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2018 and 2017

                (In millions, except share and per share data)

                                                                                       2018        2017
                                                                                 ----------  ----------
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value
 (amortized cost: $51,281 and $50,878, respectively)............................   $ 52,926    $ 55,180
Equity securities available-for-sale, at estimated fair value...................        121         139
Mortgage loans (net of valuation allowances of $55 and $44, respectively).......     13,147      10,127
Policy loans....................................................................      1,001       1,106
Real estate and real estate joint ventures......................................        451         419
Other limited partnership interests.............................................      1,839       1,662
Short-term investments, principally at estimated fair value.....................         --         269
Investment in subsidiaries......................................................      5,098       5,681
Other invested assets, at estimated fair value..................................      2,848       2,362
                                                                                 ----------  ----------
 Total investments..............................................................     77,431      76,945
Cash and cash equivalents.......................................................      3,185       1,249
Accrued investment income.......................................................        636         511
Premium, reinsurance and other receivable.......................................     13,046       9,658
Receivable from subsidiaries....................................................      8,001      10,397
Deferred policy acquisition costs and value of business acquired................      4,572       5,123
Current income tax recoverable..................................................         --          39
Deferred income tax receivable..................................................      1,086       1,247
Other assets, principally at estimated fair value...............................        461         536
Separate account assets.........................................................     87,243     105,135
                                                                                 ----------  ----------
 Total assets...................................................................   $195,661    $210,840
                                                                                 ==========  ==========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits..........................................................   $ 34,900    $ 35,003
Policyholder account balances...................................................     37,935      36,034
Other policy-related balances...................................................      3,325       3,347
Payables for collateral under securities loaned and other transactions..........      5,024       4,153
Long-term debt..................................................................        400          --
Current income tax payable......................................................          2          --
Other liabilities...............................................................     10,056      10,315
Separate account liabilities....................................................     87,243     105,135
                                                                                 ----------  ----------
 Total liabilities..............................................................    178,885     193,987
                                                                                 ----------  ----------
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000
 shares issued and outstanding..................................................         75          75
Additional paid-in capital......................................................     19,073      19,073
Retained earnings (deficit).....................................................     (3,090)     (4,132)
Accumulated other comprehensive income (loss)...................................        718       1,837
                                                                                 ----------  ----------
 Total stockholder's equity.....................................................     16,776      16,853
                                                                                 ----------  ----------
 Total liabilities and stockholder's equity.....................................   $195,661    $210,840
                                                                                 ==========  ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
Condensed Statements of Operations
Revenues
Premiums..................................................................................   $  437   $   283   $   921
Universal life and investment-type product policy fees....................................    2,738     2,774     2,696
Equity in earnings of subsidiaries........................................................     (277)    1,221       157
Net investment income.....................................................................    2,885     2,613     2,680
Other revenues............................................................................      398       402       760
Net investment gains (losses).............................................................     (165)       (7)       (2)
Net derivative gains (losses).............................................................    1,335    (1,425)   (5,878)
                                                                                           --------  --------  --------
 Total revenues...........................................................................    7,351     5,861     1,334
                                                                                           --------  --------  --------
Expenses
Policyholder benefits and claims..........................................................    2,388     2,862     2,984
Interest credited to policyholder account balances........................................      881       909       957
Amortization of deferred policy acquisition costs and value of business acquired..........      952       310      (172)
Other expenses............................................................................    1,925     1,848     2,114
                                                                                           --------  --------  --------
 Total expenses...........................................................................    6,146     5,929     5,883
                                                                                           --------  --------  --------
Income (loss) before provision for income tax.............................................    1,205       (68)   (4,549)
Provision for income tax expense (benefit)................................................      238       815    (1,774)
                                                                                           --------  --------  --------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................   $  967   $  (883)  $(2,775)
                                                                                           ========  ========  ========
Comprehensive income (loss)...............................................................   $  (73)  $  (294)  $(3,121)
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities....................................... $  2,774  $  3,460  $  3,256
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities................................................................   14,909    14,667    39,104
 Equity securities........................................................................       19       119       175
 Mortgage loans...........................................................................      840       704     1,484
 Real estate joint ventures...............................................................       67        75       441
 Other limited partnership interests......................................................      187       258       413
Purchases of:
 Fixed maturity securities................................................................  (14,697)  (16,287)  (34,906)
 Equity securities........................................................................       (2)       (2)      (58)
 Mortgage loans...........................................................................   (3,896)   (2,017)   (2,803)
 Real estate joint ventures...............................................................      (31)     (268)      (75)
 Other limited partnership interests......................................................     (327)     (263)     (203)
Cash received in connection with freestanding derivatives.................................    1,795     1,858       707
Cash paid in connection with freestanding derivatives.....................................   (2,879)   (3,829)   (2,764)
Sale of operating joint venture interest to a former affiliate............................       --        67        --
Returns of capital from subsidiaries......................................................       25         7        32
Capital contributions to subsidiaries.....................................................       --       (83)       (1)
Dividends from subsidiaries...............................................................       --       544        --
Net change in policy loans................................................................      105       (14)      109
Net change in short-term investments......................................................      269       711       876
Net change in other invested assets.......................................................       44       (41)        5
                                                                                           --------  --------  --------
Net cash provided by (used in) investing activities.......................................   (3,572)   (3,794)    2,536
                                                                                           --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.................................................................................    5,064     3,845     9,672
 Withdrawals..............................................................................   (3,124)   (2,360)  (12,001)
Net change in payables for collateral under securities loaned and other transactions......      871    (3,136)   (3,257)
Long-term debt issued.....................................................................      228        --        --
Capital contributions.....................................................................       --     1,300     1,568
Capital contribution associated with the sale of operating joint venture interest to a
 former affiliate.........................................................................       --       202        --
Dividends paid to MetLife, Inc............................................................       --        --      (261)
Financing element on certain derivative instruments and other derivative related
 transactions, net........................................................................     (303)     (149)   (1,011)
Other, net................................................................................       (2)       --        --
                                                                                           --------  --------  --------
Net cash provided by (used in) financing activities.......................................    2,734      (298)   (5,290)
                                                                                           --------  --------  --------
Change in cash, cash equivalents and restricted cash......................................    1,936      (632)      502
Cash, cash equivalents and restricted cash, beginning of year.............................    1,249     1,881     1,379
                                                                                           --------  --------  --------
Cash, cash equivalents and restricted cash, end of year................................... $  3,185  $  1,249  $  1,881
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                         2018      2017      2016
                                                                                                     --------  --------  --------
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest...........................................................................................    $  --     $  12    $   64
                                                                                                     ========  ========  ========
 Income tax.........................................................................................    $(168)    $(421)   $  428
                                                                                                     ========  ========  ========
Non-cash transactions:
 Capital contributions..............................................................................    $  --     $  --    $   43
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities from affiliate...............................................    $ 417     $  --    $   --
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities from former affiliates.......................................    $  --     $  --    $3,565
                                                                                                     ========  ========  ========
 Transfer of mortgage loans from former affiliates..................................................    $  --     $  --    $  395
                                                                                                     ========  ========  ========
 Transfer of short-term investments from former affiliates..........................................    $  --     $  --    $   94
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities to former affiliates.........................................    $  --     $ 293    $  346
                                                                                                     ========  ========  ========
 Reduction of other invested assets in connection with affiliated reinsurance transactions..........    $  --     $  --    $  676
                                                                                                     ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance transactions.............    $  --     $ 293    $   --
                                                                                                     ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

   The condensed financial information of Brighthouse Life Insurance Company (the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Investment in Subsidiaries

   During the year ended December 31, 2017, Brighthouse Life Insurance Company paid cash capital contributions to subsidiaries of $83 million, of which $75 million was paid to BHNY, and received cash dividends from subsidiaries of $544 million, of which $535 million was received from BRCD.

3. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                 December 31,
                                                                               -----------------
                                                     Interest Rate    Maturity     2018     2017
                                                   ---------------  ---------- -------- --------
                                                                                 (In millions)
Surplus note -- affiliated........................           8.150%       2058     $200      $--
Surplus note -- affiliated........................           7.800%       2058      200       --
                                                                               -------- --------
 Total long-term debt.............................                                 $400      $--
                                                                               ======== ========

   The aggregate maturities of long-term debt at December 31, 2018 were $0 in each of 2019, 2020, 2021, 2022 and 2023 and $400 million thereafter.

   Interest expense related to long-term debt of $4 million, $35 million and $65 million for the years ended December 31, 2018, 2017 and 2016, respectively, is included in other expenses.

  Surplus Notes

   See Note 10 of the Notes to the Consolidated Financial Statements for information regarding the affiliated surplus notes.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                          December 31, 2018 and 2017

                                 (In millions)

                                                               Future Policy
                                                     DAC     Benefits and Other   Policyholder
                                                     and       Policy-Related      Account          Unearned        Unearned
 Segment                                               VOBA      Balances          Balances     Premiums (1), (2)   Revenue (1)
-------------------------------------------------  -------- ------------------- -------------- ------------------ -------------
 2018
 Annuities........................................   $4,357             $ 8,666        $28,600                $--          $ 88
 Life.............................................      613               4,802          2,534                 13            18
 Run-off..........................................        5              17,252          8,195                 --           107
 Corporate & Other................................      111               7,596              1                  6            --
                                                   -------- ------------------- -------------- ------------------ -------------
  Total...........................................   $5,086             $38,316        $39,330                $19          $213
                                                   ======== =================== ============== ================== =============
 2017
 Annuities........................................   $4,819             $ 8,200        $25,943                $--          $ 93
 Life.............................................      671               4,437          2,620                 13            28
 Run-off..........................................        5              18,265          8,505                 --            95
 Corporate & Other................................      128               7,533              1                  5            --
                                                   -------- ------------------- -------------- ------------------ -------------
  Total...........................................   $5,623             $38,435        $37,069                $18          $216
                                                   ======== =================== ============== ================== =============

--------

(1) Amounts are included within the future policy benefits and other policy-related balances column.

(2) Includes premiums received in advance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                           Policyholder
                                                                       Benefits and Claims
                                        Premiums and                           and
                                       Universal Life         Net      Interest Credited to
                                     and Investment-Type    Investment     Policyholder     Amortization of    Other
 Segment                              Product Policy Fees  Income (1)     Account Balances    DAC and VOBA     Expenses
-------                             --------------------- ------------ -------------------- ---------------  ----------
 2018
 Annuities.........................                $2,410       $1,509               $1,603          $  901      $1,052
 Life..............................                   774          371                  637              93         214
 Run-off...........................                   777        1,311                1,923              --         202
 Corporate & Other.................                    98           44                   64              17         295
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $4,059       $3,235               $4,227          $1,011      $1,763
                                    ===================== ============ ==================== ===============  ==========
 2017
 Annuities.........................                $2,448       $1,238               $2,140          $  141      $1,035
 Life..............................                   713          285                  681             186         237
 Run-off...........................                   715        1,358                1,788             570         278
 Corporate & Other.................                   108           92                   61              19         283
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $3,984       $2,973               $4,670          $  916      $1,833
                                    ===================== ============ ==================== ===============  ==========
 2016
 Annuities.........................                $2,714       $1,324               $2,340          $ (908)     $  903
 Life..............................                   546          330                  541             261         242
 Run-off...........................                   878        1,311                1,901             399         275
 Corporate & Other.................                   139          146                   87              23         280
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $4,277       $3,111               $4,869          $ (225)     $1,700
                                    ===================== ============ ==================== ===============  ==========

  ------

   (1) See Note 2 of the Notes to the Consolidated Financial Statements for the basis of allocation of net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2018, 2017 and 2016

                             (Dollars in millions)

                                                                                    % Amount
                                 Gross Amount     Ceded     Assumed   Net Amount  Assumed to Net
                               -------------- --------- ----------- ------------ ---------------
2018
Life insurance in-force.......       $561,218  $180,362      $9,248     $390,104             2.4%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,415  $    559      $   12     $    868             1.4%
Accident & health insurance...            225       224          --            1              --%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,640  $    783      $   12     $    869             1.4%
                               ============== ========= =========== ============
2017
Life insurance in-force.......       $589,488  $194,032      $9,006     $404,462             2.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,500  $    689      $   13     $    824             1.6%
Accident & health insurance...            231       227          --            4             0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,731  $    916      $   13     $    828             1.6%
                               ============== ========= =========== ============
2016
Life insurance in-force.......       $610,206  $450,000      $7,006     $167,212             4.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,850  $    909      $   67     $  1,008             6.6%
Accident & health insurance...            376       218          14          172             8.1%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  2,226  $  1,127      $   81     $  1,180             6.9%
                               ============== ========= =========== ============

--------

(1) Includes annuities with life contingencies.

   For the year ended December 31, 2018, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.8 billion, respectively, and life insurance premiums of $201 million and $7 million, respectively. For the year ended December 31, 2017, reinsurance ceded and assumed included related party transactions for life insurance in-force of $17.1 billion and $9.0 billion, respectively, and life insurance premiums of $537 million and $13 million, respectively. For the year ended December 31, 2016, reinsurance ceded and assumed included related party transactions for life insurance in-force of $266.3 billion and $7.0 billion, respectively, and life insurance premiums of $766 million and $35 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C


                               OTHER INFORMATION


ITEM 26.              EXHIBITS

EXHIBIT
LETTER                DESCRIPTION
------                -----------



(a)1. Resolutions of the Board of Directors of The Travelers Insurance Company authorizing the establishment of the Registrant. (Incorporated herein by reference to the Registrant's Registration Statement on Form S-6, File No. 333-71349, filed January 28, 1999.)



(a)2. Resolutions of MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication) (Incorporated herein by reference to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)


(b)                   Not Applicable


(c)1. Underwriting Contracts. (Incorporated herein by reference to Post-Effective Amendment No. 3 to The Travelers Fund UL for Variable Life Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)



(c)2. Selling Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-94779, filed April 24, 2003.)



(c)3. Specimen Selling Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


(c)4. Agreement and Plan of Merger between MetLife Investors Distribution Company and MLI Distribution LLC dated as of October 20, 2006 (Incorporated herein by reference to Post-Effective Amendment No. 11 to The Travelers Fund UL for Variable Life Registration Statement on Form N-6, File No. 333-96519, filed April 4, 2007.)


(c)5.                 Master Retail Sales Agreement (MLIDC) (9-2012).
                      (Incorporated herein by reference to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


(c)6. Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Service Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)


(c)7. Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company dated November 24, 2009. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(c)8. Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 14, 2014). (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No.333-200241, filed November 17, 2014.)


(c)9. Amendment No. 2 to Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). (Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 6, 2016.)


(c)10 Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). (Incorporated herein by reference to Exhibit 3(f) to Post-Effective Amendment No. 27

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                      to Brighthouse Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)


(c)11 Form of Brighthouse Securities, LLC Sales Agreement (Incorporated herein by reference to Exhibit 3(iv) to Post-Effective Amendment No. 7 to Brighthouse Separate Account A's Registration Statement on Form N-4, File Nos 333-209053/811-03365 filed on December 14, 2017.)


(d)1. Variable Life Insurance Contracts. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)


(d)2. Term Insurance Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)


(d)3. Name Change Endorsement. (Incorporated herein by reference to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033- 65343, filed April 6, 2006.)


(d)5. Name Change Endorsement effective November 14, 2014 (6-E120-14). (Incorporated herein by reference to MetLife Insurance Company USA's Registration Statement on Form S-3. File No. 333-201857, filed February 4, 2015.)



(d)6.                 Name Change Endorsement (effective March 6,
                      2017)(5-E132-6). (Incorporated herein by reference to
                      Exhibit 4(i) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)



(e)                   Application for Variable Life Insurance Contracts.
                      (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)


(f)1. Copy of the Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014.) (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No.333-200241, filed November 17, 2014.)


(f)2. Copy of the By-laws of the Company. (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No.333-200241, filed November 17, 2014.)


(f)3. Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 6(e) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 5, 2017.)


(f)4.                 Copy of Amended and Restated By-Laws of the Company.
                      (Incorporated herein by reference to Exhibit 6(f) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 5, 2017.)


(g)1. Reinsurance Contract. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)


(g)2. Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Life Insurance Policies between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company (Treaty #20132). (Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 4, 2014.)


(h)1. Administrative Contract. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)

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(h)2(i).              Participation Agreement among Metropolitan Series Fund,
                      Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut effective August 31, 2007. (Incorporated herein by reference to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File Nos. 333- 65926/811-09411, filed October 31, 2007.)


(h)2(ii). Amendment dated April 30, 2010 to the Participation Agreement dated August 31, 2007 by and among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


(h)2(iii). Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)


(h)3(i). Participation Agreement among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


(h)3(ii). First Amendment dated May 1, 2009 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


(h)3(iii). Amendment dated April 30, 2010 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


(h)3(iv) Third Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective November 17, 2014). (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No.333-200241, filed November 17, 2014.)


(h)3(v). Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(b)(iv) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)


(h)4(i) Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC dated October 1, 2000 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)4(ii) Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and among AIM Variable Insurance Funds, AIM Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)

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(h)4(iii)             Amendment dated April 30, 2010 to the Participation
                      Agreement dated October 1, 2000 between AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF"), Invesco Distributors, Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)


(h)4(iv) Amendment to the Participation Agreement dated October 1, 2000 among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Invesco Distributors, Inc. and MetLife Insurance Company of Connecticut dated November 17, 2014. (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File No. 333-200237, filed November 17, 2014.)



(h)4(v) Amendment to Participation Agreement among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Invesco Distributors, Inc., Brighthouse Life Insurance Company and Brighthouse Securities, LLC (03-06-17). (Incorporated herein by reference to Exhibit 8(c)(iv) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 25, 2018.)



(h)5(i) Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Tower Square Securities, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. dated November 1, 1999 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)5(ii) Amendment No. 6 dated May 1, 2011 to the Participation Agreement dated November 1, 1999 between The Travelers Insurance Company, The Travelers Life and Annuity Company, Tower Square Securities, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 5, 2012.)


(h)5(iii) Amendment No. 7 effective on November 17, 2014 to the Participation Agreement dated November 1, 1999 among MetLife Insurance Company of Connecticut, Travelers Distribution LLC, AllianceBernstein L.P., AllianceBernstein Variable Products Series Fund, Inc. and AllianceBernstein Investments, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 10, 2015.)


(h)6(i) Shareholder Services Agreement between The Travelers Insurance Company and American Century Investment Services, Inc. dated August 1, 2001 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)6(ii) Amendment No. 5 dated May 1, 2010 to Shareholder Services Agreement dated August 1, 2001 between American Century Investment Services, Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 6, 2011.)


(h)6(iii) Amendment No. 6 to Shareholder Services Agreement dated August 1, 2001 between American Century Investment Services, Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 10, 2015.)


(h)7(i) Fund Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Variable Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated October 1, 1999 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)

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(h)7(ii)              Amendment dated April 30, 2010 to the Participation
                      Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)


(h)7(iii) Amendment to the Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut (effective November 14, 2014).(Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No.333-200241, filed November 17, 2014.)


(h)7(iv) Eighth Amendment to the Participation Agreement dated May 15, 2015 among American Funds Insurance Series, Capital Research and Management Company, American Funds Distributors, Inc. and MetLife Insurance Company USA (Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 6, 2016.)


(h)7(v) Ninth Amendment to the Participation Agreement dated November 19, 2014 among American Funds Insurance Series, Capital Research and Management Company, American Funds Distributors, Inc. and MetLife Insurance Company USA (Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 6, 2016.)



(h)7(vi) Tenth Amendment to Participation Agreement among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (03-06-17) (Incorporated herein by reference to Exhibit 8(e)(v) to Post-Effective Amendment No. 28 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed on April 4, 2018.)



(h)8(i) Participation Agreement among Delaware Group Premium Fund, Inc., Delaware Distributors, L.P., Delaware Management Company, The Travelers Insurance Company and The Travelers Life and Annuity Company dated May 1, 1998 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)8(ii) Amendment dated July 19, 2010 to the Participation Agreement dated May 1, 1998 between Delaware VIP Trust, Delaware Management Company, Delaware Distributors, L.P. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)


(h)8(iii) Amendment to the Participation Agreement dated May 1, 1998 between Delaware VIP Trust, Delaware Management Company, Delaware Distributors, L.P. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 7 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152194, filed April 8, 2015.)



(h)8(iv) Amendment to Participation Agreement among Brighthouse Life Insurance Company, Delaware VIP Trust, Delaware Management Company and Delaware Distributors, L.P. (03-06-17) (Incorporated herein by reference to Exhibit 8(e)(iii) to Post-Effective Amendment No. 11 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152194/811-21262, filed on April 5, 2018.)



(h)9(i) Amended and Restated Fund Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated March 23, 1998 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)

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(h)9(ii)              Amendment No. 5 dated April 15, 2011 to the Amended and
                      Restated Fund Participation Agreement dated March 23, 1998 among The Travelers Insurance Company, The Travelers Life and Annuity Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 5, 2012.)


(h)9(iii) Amendment No. 5 dated April 15, 2011 to the Amended and Restated Fund Participation Agreement dated March 23, 1998 among MetLife Insurance Company of Connecticut, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (Incorporated herein by reference to Post-Effective Amendment No.25 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No.333-101778, filed April 8, 2015.)


(h)10(i) Amended and Restated Participation Agreement among Fidelity(R) Variable Insurance Products Funds, Fidelity Distributors Corporation and The Travelers Insurance Company and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)



(h)10(ii) Summary Prospectus Agreement among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)



(h)10(iii) Amendment No. 5 dated November 17, 2014 to the Participation Agreement dated May 1, 2001 among MetLife Insurance Company of Connecticut, Fidelity(R) Variable Insurance Products Funds (I, II, III, IV & V) and Fidelity Distributors Corporation. (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File No. 333-200237, filed November 17, 2014.)



(h)10(iv) Amendments to the Participation Agreement among MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective June 1, 2015, April 28, 2008, May 16, 2007 and October 1,
                      2005). (Incorporated herein by reference to Exhibit 8(l)(iii) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 5, 2017.)




(h)10(v) Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Brighthouse Life Insurance Company (effective 3-06-17). (Incorporated herein by reference to Exhibit 8(l)(iv) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)



(h)11(i) Amended and Restated Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC dated May 1, 2004 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)



(h)11(ii) Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)




(h)11(iii) Participation Agreement Addendum effective May 1, 2011 among Franklin Templeton Variable Insurance Products Trust, Franklin /Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company.


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                      (Incorporated herein by reference to Post-Effective
                      Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4,
                      2012.)



(h)11(iv) Amendment dated January 15, 2013 to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)



(h)11(v) Amendment to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 17, 2014). (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No.333-200241, filed November 17, 2014.)


(h)11(vi) Amendment to the Participation Agreement dated August 1, 2014 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 6, 2016.)



(h)11(vii) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (03-06-17). (Incorporated herein by reference to Exhibit 8(i)(vi) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)



(h)12(i) Fund Participation Agreement among Janus Aspen Series, The Travelers Insurance Company and The Travelers Life and Annuity Company dated May 1, 2000 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)12(ii) Amendment No. 8 dated May 1, 2011 to the Fund Participation Agreement dated May 1, 2000 among Janus Aspen Series, The Travelers Insurance Company, and The Travelers Life and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


(h)12(iii) Amendment No. 9 dated May 1, 2011 to the Fund Participation Agreement dated May 1, 2000 among Janus Aspen Series and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 7 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 8, 2015.)


(h)13(i) Participation Agreement among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut dated January 1, 2009. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)13(ii) Amendment dated April 30, 2010 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


(h)13(iii) Amendment dated November 17, 2014 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason

EXHIBITLETTER         DESCRIPTION
       ------         -----------

                      Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File No. 333-200237, filed November 17, 2014.)


(h)14(i) Participation Agreement among MFS Variable Insurance Trust, MetLife Insurance Company of Connecticut and MFS Fund Distributors, Inc. dated November 10, 2008. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)14(ii) Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, MetLife Insurance Company of Connecticut and MFS Fund Distributors, Inc. dated November 10, 2008. (Incorporated herein by reference to MetLife Investors Variable Annuity Account One's Registration Statement on Form N-4, File No. 333-200247, filed November 17, 2014.)


(h)15(i) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., The Travelers Insurance Company and The Travelers Life and Annuity Company dated January 1, 2002 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)15(ii) Amendment dated May 1, 2010 to the Participation Agreement dated January 1, 2002 among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., The Travelers Insurance Company and The Travelers Life and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 5, 2012.)


(h)15(iii) Amendment No. 6 dated November 17, 2014 to the Participation Agreement dated January 1, 2002 among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File No. 333-200237, filed November 17, 2014.)


(h)15(iv) Seventh Amendment to Participation Agreement among Brighthouse Life Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. (03-06-17)

                      (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 25, 2018.)



(h)16(i) Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC dated May 1, 2001 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)16(ii) Amendment dated April 18, 2011 to the Participation Agreement dated May 1, 2001 among The Travelers Insurance Company, The Travelers Life and Annuity Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 5, 2012.)


(h)16(iii) Amendment dated September 30, 2014 to the Participation Agreement dated May 1, 2001 among MetLife Insurance Company of Connecticut, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (Incorporated herein by reference to MetLife Investors Variable Annuity Account One's Registration Statement on Form N-4, File No. 333-200247, filed November 17, 2014.)


(h)17(i) Participation Agreement among Pioneer Variable Contracts Trust, The Travelers Insurance Company, The Travelers Life and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated January 1, 2002 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)

EXHIBITLETTER         DESCRIPTION
       ------         -----------

(h)17(ii) Amendment No. 3 dated May 1, 2011 to the Participation Agreement dated January 1, 2002 among Pioneer Variable Contracts Trust, The Travelers Insurance Company, The Travelers Life and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 22 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 4, 2012.)


(h)17(iii) Amendment No. 4 dated November 17, 2014 to the Participation Agreement dated January 1, 2002 among Pioneer Variable Contracts Trust, MetLife Insurance Company of Connecticut, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File No. 333-200237, filed November 17, 2014.)


(h)18(i) Amended and Restated Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P., The Travelers Insurance Company and The Travelers Life and Annuity Company dated June 1, 2001 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)18(ii) Amendment dated October 31, 2014 to the Amended and Restated Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and MetLife Insurance Company of Connecticut dated June 1, 2001. (Incorporated herein by reference to MetLife Investors Variable Annuity Account One's Registration Statement on Form N-4, File No. 333-200247, filed November 17, 2014.)



(h)18(iii) Amendment to Participation Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Brighthouse Life Insurance Company (03-06-17) (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 25, 2018.)



(h)19(i) Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Royce Capital Fund and Royce & Associates, LLC dated December 17, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)



(h)19(ii) Amendment dated April 30, 2010 to the Participation Agreement dated December 17, 2004 between Royce Capital Fund, Royce & Associates, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 6, 2011.)



(h)19(iii) Amendment to the Participation Agreement dated December 17, 2004 between Royce Capital Fund, Royce & Associates, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 10, 2015.)


(h)20(i) Amended and Restated Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc. dated May 1, 2005 and amendment. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)20(ii) Amendment No. 2, dated October 1, 2014 to the Amended and Restated Participation Agreement among MetLife Insurance Company of Connecticut, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc. dated May 1, 2005. (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File No. 333-200323, filed November 18, 2014.)


(h)20(iii) Amendment No. 3, dated June 11, 2015 to the Amended and Restated Participation Agreement among MetLife Insurance Company of Connecticut, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley

EXHIBITLETTER         DESCRIPTION
       ------         -----------

                      Investment Management Inc. dated May 1, 2005. (Incorporated herein by reference to Post-Effective Amendment No. 8 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-1521232, filed April 6, 2016.)



(h)20(iv) Amendment No. 4 to Participation Agreement among Brighthouse Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management, Inc. (03-06-17). (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 25, 2018.)



(h)21(i) Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and The Travelers Insurance Company dated July 1, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)21(ii) Amendment No. 3 dated May 1, 2011 to the Participation Agreement dated July 1, 2003 among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and The Travelers Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 18 to MetLife of CT Fund UL for Variable Life Insurance Registration Statement on Form N-6, File No. 333-96519, filed April 5, 2012.)


(h)21(iii) Fifth Amendment to Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 21 to MetLife of CT Fund UL for Variable Life Insurance Registration Statement on Form N-6, File No. 333-96519, filed April 10, 2015.)



(h)21(iv) Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Brighthouse Life Insurance Company dated September 4, 2018. (Incorporated herein by reference to Post-Effective Amendment No. 26 to Brighthouse Fund UL For Variable Life Insurance's Registration Statement on Form N-6, File No. 333-96519, filed April 5, 2019.)


(h)22(i) Participation Agreement among Van Kampen Life Investments Trust, Van Kampen Funds Inc., Van Kampen Asset Management, The Travelers Insurance Company and The Travelers Life and Annuity Company dated May 1, 2005 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)22(ii) Amendment dated April 30, 2010 to the Participation Agreement dated May 1, 2005 among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)



(h)23 Participation Agreement among Trust for Advised Portfolios, Quasar Distributors, LLC, 1919 Investment Counsel, LLC and MetLife Insurance Company USA dated November 7, 2014. (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 10, 2015.)



(i)                   None.



(j)                   None.


(k) Opinion of Counsel as to the legality of the securities being registered. (Incorporated herein by reference to Exhibit k to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)


(l)                   Not Applicable


(m)                   Not Applicable

EXHIBITLETTER         DESCRIPTION
       ------         -----------

(n) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm (Filed herewith.)


(o)                   Omitted Financial Statements. Not applicable.


(p)                   Initial Capital Agreements. Not applicable.


(q) Redeemability Exemption. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 29, 2005.)



(r)                   Powers of Attorney for Eric T. Steigerwalt, Myles J.
                      Lambert, John L. Rosenthal, Conor E. Murphy and Lynn A. Dumais (Filed herewith.)



ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
     Brighthouse Life Insurance Company
     11225 North Community House Road
     Charlotte, North Carolina 28277


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH INSURANCE COMPANY
-------------------------------------   ---------------------------------------------




Eric T. Steigerwalt                  Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road     Officer
Charlotte, NC 28277





Myles Lambert                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Conor Murphy                        Director, Vice President and Interim Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277




John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960




Robert Allen                        Vice President and Chief Information Security Officer
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277




David Chamberlin          Vice President and Controller
18205 Crane Nest Drive
Tampa, FL 33647





Jin Chang                           Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277

Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277



Ruth Damian                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277




David Dooley             Vice President
334 Madison Avenue
Morristown, NJ 07960



Meghan Doscher                      Vice President
11225 North Community House Road
Charlotte, NC 28277




Lynn Dumais                         Vice President and Chief Accounting Officer
11225 North Community House Road
Charlotte, NC 28277




Tara Figard                         Vice President
11225 North Community House Road
Charlotte, NC 28277



Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277



Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Halperin                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277




James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277



Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Hughes                      Vice President and Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
11225 North Community House Road
Charlotte, NC 29277

Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277



John Lima                Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960



Timothy J. McLinden                 Vice President
11225 North Community House Road
Charlotte, NC 28277




Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277







Kevin Rankin                        Vice President and Controller
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277





Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Frans teGroen                       Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Andrew Vigar                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Michael Villella                    Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277

Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277





James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960





Natalie Wright                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277


ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. Brighthouse Life Insurance Company is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.

    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES

                            AS OF DECEMBER 31, 2018

The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2018.


That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.



A.   Brighthouse Holdings, LLC (DE)
     1.   New England Life Insurance Company (MA)
     2.   Brighthouse Life Insurance Company (DE)
          a.            Brighthouse Reinsurance Company of Delaware (DE)
          b.            Brighthouse Life Insurance Company of NY (NY)
          c.            Brighthouse Connecticut Properties Ventures, LLC (DE)
          d.            Brighthouse Renewables Holdings, LLC (DE)
               (i.)     Greater Sandhill I, LLC (DE)
          e.            Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
               (i.)     1075 Peachtree LLC (DE)
          f.            Brighthouse Assignment Company (CT)
          g.            ML 1065 Hotel, LLC (DE)
          h.            TIC European Real Estate LP, LLC (DE)
          i.            Euro TL Investments LLC (DE)
          j.            TLA Holdings LLC (DE)
               (i.)     The Prospect Company (DE)
          k.            Euro T1 Investments LLC (DE)
          l.            TLA Holdings II LLC (DE)
     3.   Brighthouse Securities, LLC (DE)
     4.   Brighthouse Services, LLC (DE)
     5.   Brighthouse Investment Advisers, LLC (MA)


ITEM 29. INDEMNIFICATION

Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC's distribution of the Policies.

Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


RULE 484 UNDERTAKING


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person or the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 30. PRINCIPAL UNDERWRITER


(a) Brighthouse Securities, LLC serves as principal underwriter and distributor for the following investment Companies (including the Registrant):


Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account

(b) Brighthouse Securities, LLC is the principal underwriter for the Policies. The following persons are the officers and directors of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.



NAME AND PRINCIPAL BUSINESS OFFICE     POSITIONS AND OFFICES WITH UNDERWRITER
------------------------------------   ---------------------------------------



Myles Lambert                       Manager, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277



Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277



Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277



Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277

Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277



Melissa Cox                         Vice President
11225 North Community House Road
Charlotte, NC 28277



Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277



Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277




Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277



Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277



Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277



Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017



D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Paul Scott Peterson                 Vice President, Treasurer and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277





John Lima                     Chief Derivatives Officer
334 Madison Avenue Floor 3
Morristown, NJ 07960





Marc Pucci                    Vice President
334 Madison Avenue Floor 3
Morristown, NJ 07960





James Wiviott                 Vice President
334 Madison Avenue Floor 3
Morristown, NJ 07960

(c) Brighthouse Securities, LLC, as the principal underwriter and distributor, did not receive any fees on the Policies. The Company paid compensation directly to broker-dealers who had selling agreements with Brighthouse Securities, LLC.



                                                           (3)
                                                     COMPENSATION ON
                                                         EVENTS
                                          (2)          OCCASIONING
                                          NET         THE DEDUCTION
                (1)                   UNDERWRITING        OF A            (4)           (5)
         NAME OF PRINCIPAL           DISCOUNTS AND   DEFERRED SALES    BROKERAGE       OTHER
            UNDERWRITER               COMMISSIONS         LOAD        COMMISSIONS   COMPENSATION
----------------------------------- --------------- ---------------- ------------- -------------
 Brighthouse Securities, LLC........$1,284,922      $0               $0            $0



ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

Omitted.


ITEM 32. MANAGEMENT SERVICES

Pursuant to a services agreement, the amount paid by Brighthouse Securities LLC, on behalf of Brighthouse Life Insurance Company to Andesa Services, Inc., for the provision of certain administrative and recordkeeping services related to Brighthouse Fund UL III for Variable Life Insurance for the year ended December 31, 2018, was $360,000.



ITEM 33. FEE REPRESENTATION

Brighthouse Life Insurance Company hereby represents that the fees and charges deducted under the Policy described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Brighthouse Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Securities Act Rule 485(b) and has duly caused this amendment to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte, and State of North Carolina, on this 5th day of April, 2019.

Brighthouse Fund UL III for Variable Life Insurance
(Registrant)

By: Brighthouse Life Insurance Company

By: /s/ Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President


By: Brighthouse Life Insurance Company
     (Depositor)

By: /s/ Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities indicated on April 5, 2019.


/s/ ERIC T. STEIGERWALT*   Chairman of the Board, President, Chief Executive
------------------------
                           Officer and a Director
Eric T. Steigerwalt
/s/ MYLES J. LAMBERT*      Director and Vice President
------------------------
Myles Lambert
/s/ JOHN L. ROSENTHAL*     Director, Vice President and Chief Investment
------------------------
                           Officer
John L. Rosenthal
/s/ CONOR E. MURPHY*       Director, Vice President and Interim Chief
------------------------
                           Financial Officer
Conor E. Murphy
/s/ LYNN A. DUMAIS*        Vice President and Chief Accounting Officer
------------------------
Lynn A. Dumais

By: /s/ Michele H. Abate
     ---------------------------------
     Michele H. Abate, Attorney-In-Fact

     April 5, 2019



* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX


EXHIBIT

LETTER                DESCRIPTION
------                -----------


(n) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm


(r)                   Powers of Attorney